UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 =========================================================

       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2013

 =========================================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

================================================================================

As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency. Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        42

    Financial Statements                                                     47

    Notes to Financial Statements                                            50

EXPENSE EXAMPLE                                                              66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INCOME FUND'S (THE FUND) INVESTMENT OBJECTIVE IS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                         [PHOTO OF JULIANNE BASS]
     MATTHEW FREUND, CFA                               JULIANNE BASS, CFA
     USAA Asset                                        USAA Asset
     Management Company                                Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA INCOME FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    The Fund Shares provided a total return of 2.26% for the reporting period. This compares to returns of 0.44% for the Lipper A Rated Bond Funds Index, and -0.29% for the Barclays U.S. Aggregate Bond Index. At the same time, the Fund Shares' 12-month dividend yield was 3.55%, compared to 2.83% for the Lipper Corporate Debt Funds A Rated average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Performance was volatile during the reporting period, largely because of shifting investor sentiment. When the reporting period began, higher yielding securities were in favor and U.S. Treasuries underperformed many other fixed-income asset classes. However, later in the month, Europe's financial problems sent investors back into the perceived safety of U.S. Treasuries. Higher yielding fixed-income sectors rallied in September and October 2012 and U.S. Treasury prices fell after the European Central Bank announced a new bond purchase program that sought to reduce intermediate-term risks to the European financial system and the Federal Reserve (the Fed) announced a third round of

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA INCOME FUND

================================================================================

    quantitative easing (QE3). With QE3, the Fed made an open-ended commitment to increase its balance sheet by purchasing agency mortgage-backed securities every month until the U.S. labor market strengthened.

    In late October and into November, amid uncertainty over the hotly contested U.S. presidential race, U.S. Treasury prices rose and higher-yielding securities retraced some of their gains. However, after the election, U.S. Treasuries fell back and other fixed-income sectors rallied on optimism that Congress would come to an agreement on the "fiscal cliff." Though Congress did not come to a permanent agreement, it did prevent a number of scheduled tax hikes. Certain tax increases, such as the end of the payroll tax holiday and a modest increase in the capital gains tax, took effect in January 2013. Congress postponed until March further action to avoid across-the-board cuts known as the "sequester."

    The Fed's announcement in December 2012, that it would expand its asset purchase program sent U.S. Treasury prices lower and many other fixed-income asset classes higher. In January of this year, after the fiscal cliff agreement and the delay in the sequester, U.S. Treasury prices declined further and higher yielding fixed-income asset classes continued to rally.

    For the reporting period overall, most other fixed-income asset classes outperformed U.S. Treasuries. Relative to the 10-year U.S. Treasury, which returned -2.26% (as of period end), investment-grade corporate bonds (as measured by the JP Morgan U.S. Liquid Index) posted a gain of 1.57%. U.S. Treasury yields, which move in the opposite direction of prices, increased. The 10-year U.S. Treasury yield started the reporting period at 1.56% and after some significant moves up and down, ended the reporting period at 2.02%.

    Spreads (or, the difference in yields between corporate bonds and comparable U.S. Treasuries) remained close to their long-term averages. Issuers took advantage of low interest rates and issued a significant amount of new debt, including investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed securities and high-yield bonds.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

               [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                               YIELD IN PERCENT
  1/1/1963                                             ND
  1/2/1963                                           3.53
  1/3/1963                                           3.53
  1/4/1963                                           3.56
  1/7/1963                                           3.57
  1/8/1963                                           3.56
  1/9/1963                                           3.56
 1/10/1963                                           3.55
 1/11/1963                                           3.54
 1/14/1963                                           3.54
 1/15/1963                                           3.53
 1/16/1963                                           3.53
 1/17/1963                                           3.56
 1/18/1963                                           3.57
 1/21/1963                                           3.60
 1/22/1963                                           3.62
 1/23/1963                                           3.62
 1/24/1963                                           3.62
 1/25/1963                                           3.61
 1/28/1963                                           3.62
 1/29/1963                                           3.63
 1/30/1963                                           3.63
 1/31/1963                                           3.65
  2/1/1963                                           3.66
  2/4/1963                                           3.66
  2/5/1963                                           3.66
  2/6/1963                                           3.65
  2/7/1963                                           3.65
  2/8/1963                                           3.65
 2/11/1963                                           3.65
 2/12/1963                                             ND
 2/13/1963                                           3.65
 2/14/1963                                           3.65
 2/15/1963                                           3.64
 2/18/1963                                           3.64
 2/19/1963                                           3.66
 2/20/1963                                           3.66
 2/21/1963                                           3.68
 2/22/1963                                             ND
 2/25/1963                                           3.68
 2/26/1963                                           3.68
 2/27/1963                                           3.68
 2/28/1963                                           3.68
  3/1/1963                                           3.67
  3/4/1963                                           3.67
  3/5/1963                                           3.67
  3/6/1963                                           3.67
  3/7/1963                                           3.67
  3/8/1963                                           3.67
 3/11/1963                                           3.68
 3/12/1963                                           3.68
 3/13/1963                                           3.68
 3/14/1963                                           3.68
 3/15/1963                                           3.68
 3/18/1963                                           3.68
 3/19/1963                                           3.68
 3/20/1963                                           3.68
 3/21/1963                                           3.68
 3/22/1963                                           3.68
 3/25/1963                                           3.69
 3/26/1963                                           3.71
 3/27/1963                                           3.72
 3/28/1963                                           3.71
 3/29/1963                                           3.71
  4/1/1963                                           3.70
  4/2/1963                                           3.70
  4/3/1963                                           3.71
  4/4/1963                                           3.70
  4/5/1963                                           3.70
  4/8/1963                                           3.72
  4/9/1963                                           3.73
 4/10/1963                                           3.76
 4/11/1963                                           3.74
 4/12/1963                                             ND
 4/15/1963                                           3.77
 4/16/1963                                           3.76
 4/17/1963                                           3.77
 4/18/1963                                           3.76
 4/19/1963                                           3.75
 4/22/1963                                           3.76
 4/23/1963                                           3.76
 4/24/1963                                           3.76
 4/25/1963                                           3.75
 4/26/1963                                           3.73
 4/29/1963                                           3.74
 4/30/1963                                           3.73
  5/1/1963                                           3.72
  5/2/1963                                           3.72
  5/3/1963                                           3.71
  5/6/1963                                           3.69
  5/7/1963                                           3.68
  5/8/1963                                           3.70
  5/9/1963                                           3.71
 5/10/1963                                           3.71
 5/13/1963                                           3.70
 5/14/1963                                           3.70
 5/15/1963                                           3.69
 5/16/1963                                           3.68
 5/17/1963                                           3.69
 5/20/1963                                           3.71
 5/21/1963                                           3.70
 5/22/1963                                           3.70
 5/23/1963                                           3.71
 5/24/1963                                           3.75
 5/27/1963                                           3.75
 5/28/1963                                           3.77
 5/29/1963                                           3.78
 5/30/1963                                             ND
 5/31/1963                                           3.78
  6/3/1963                                           3.81
  6/4/1963                                           3.80
  6/5/1963                                           3.80
  6/6/1963                                           3.80
  6/7/1963                                           3.81
 6/10/1963                                           3.80
 6/11/1963                                           3.79
 6/12/1963                                           3.81
 6/13/1963                                           3.81
 6/14/1963                                           3.82
 6/17/1963                                           3.83
 6/18/1963                                           3.83
 6/19/1963                                           3.83
 6/20/1963                                           3.82
 6/21/1963                                           3.82
 6/24/1963                                           3.82
 6/25/1963                                           3.82
 6/26/1963                                           3.82
 6/27/1963                                           3.82
 6/28/1963                                           3.82
  7/1/1963                                           3.82
  7/2/1963                                           3.86
  7/3/1963                                           3.86
  7/4/1963                                             ND
  7/5/1963                                           3.89
  7/8/1963                                           3.92
  7/9/1963                                           3.91
 7/10/1963                                           3.90
 7/11/1963                                           3.91
 7/12/1963                                           3.90
 7/15/1963                                           3.90
 7/16/1963                                           3.91
 7/17/1963                                           3.92
 7/18/1963                                           3.91
 7/19/1963                                           3.90
 7/22/1963                                           3.91
 7/23/1963                                           3.91
 7/24/1963                                           3.90
 7/25/1963                                           3.89
 7/26/1963                                           3.88
 7/29/1963                                           3.87
 7/30/1963                                           3.88
 7/31/1963                                           3.88
  8/1/1963                                           3.87
  8/2/1963                                           3.86
  8/5/1963                                           3.87
  8/6/1963                                           3.87
  8/7/1963                                           3.88
  8/8/1963                                           3.88
  8/9/1963                                           3.88
 8/12/1963                                           3.90
 8/13/1963                                           3.90
 8/14/1963                                           3.90
 8/15/1963                                           3.89
 8/16/1963                                           3.89
 8/19/1963                                           3.88
 8/20/1963                                           3.88
 8/21/1963                                           3.89
 8/22/1963                                           3.89
 8/23/1963                                           3.89
 8/26/1963                                           3.89
 8/27/1963                                           3.90
 8/28/1963                                           3.90
 8/29/1963                                           3.91
 8/30/1963                                           3.93
  9/2/1963                                             ND
  9/3/1963                                           3.94
  9/4/1963                                           3.94
  9/5/1963                                           3.97
  9/6/1963                                           3.97
  9/9/1963                                           3.97
 9/10/1963                                           3.97
 9/11/1963                                           3.96
 9/12/1963                                           3.97
 9/13/1963                                           3.97
 9/16/1963                                           3.97
 9/17/1963                                           3.97
 9/18/1963                                           3.96
 9/19/1963                                           3.95
 9/20/1963                                           3.94
 9/23/1963                                           3.94
 9/24/1963                                           3.95
 9/25/1963                                           3.95
 9/26/1963                                           3.95
 9/27/1963                                           3.94
 9/30/1963                                           3.94
 10/1/1963                                           3.93
 10/2/1963                                           3.93
 10/3/1963                                           3.93
 10/4/1963                                           3.94
 10/7/1963                                           3.95
 10/8/1963                                           3.96
 10/9/1963                                           3.97
10/10/1963                                           3.97
10/11/1963                                           3.96
10/14/1963                                           3.96
10/15/1963                                           3.97
10/16/1963                                           3.97
10/17/1963                                           3.98
10/18/1963                                           3.99
10/21/1963                                           3.99
10/22/1963                                           3.98
10/23/1963                                           3.98
10/24/1963                                           3.97
10/25/1963                                           3.98
10/28/1963                                           3.98
10/29/1963                                           4.00
10/30/1963                                           4.00
10/31/1963                                           4.01
 11/1/1963                                           4.01
 11/4/1963                                           4.02
 11/5/1963                                             ND
 11/6/1963                                           4.04
 11/7/1963                                           4.04
 11/8/1963                                           4.05
11/11/1963                                             ND
11/12/1963                                           4.03
11/13/1963                                           4.04
11/14/1963                                           4.02
11/15/1963                                           4.00
11/18/1963                                           4.00
11/19/1963                                           4.00
11/20/1963                                           4.00
11/21/1963                                           4.00
11/22/1963                                           4.00
11/25/1963                                             ND
11/26/1963                                           3.98
11/27/1963                                           3.99
11/28/1963                                             ND
11/29/1963                                           3.99
 12/2/1963                                           4.01
 12/3/1963                                           4.02
 12/4/1963                                           4.01
 12/5/1963                                           4.01
 12/6/1963                                           4.01
 12/9/1963                                           4.01
12/10/1963                                           4.02
12/11/1963                                           4.03
12/12/1963                                           4.04
12/13/1963                                           4.05
12/16/1963                                           4.07
12/17/1963                                           4.07
12/18/1963                                           4.06
12/19/1963                                           4.06
12/20/1963                                           4.07
12/23/1963                                           4.07
12/24/1963                                           4.07
12/25/1963                                             ND
12/26/1963                                           4.06
12/27/1963                                           4.05
12/30/1963                                           4.05
12/31/1963                                           4.06
  1/1/1964                                             ND
  1/2/1964                                           4.07
  1/3/1964                                           4.07
  1/6/1964                                           4.08
  1/7/1964                                           4.08
  1/8/1964                                           4.09
  1/9/1964                                           4.09
 1/10/1964                                           4.10
 1/13/1964                                           4.08
 1/14/1964                                           4.08
 1/15/1964                                           4.09
 1/16/1964                                           4.08
 1/17/1964                                           4.07
 1/20/1964                                           4.06
 1/21/1964                                           4.05
 1/22/1964                                           4.05
 1/23/1964                                           4.05
 1/24/1964                                           4.06
 1/27/1964                                           4.06
 1/28/1964                                           4.06
 1/29/1964                                           4.06
 1/30/1964                                           4.05
 1/31/1964                                           4.03
  2/3/1964                                           4.02
  2/4/1964                                           4.03
  2/5/1964                                           4.02
  2/6/1964                                           4.01
  2/7/1964                                           4.01
 2/10/1964                                           4.02
 2/11/1964                                           4.02
 2/12/1964                                             ND
 2/13/1964                                           4.02
 2/14/1964                                           4.02
 2/17/1964                                           4.02
 2/18/1964                                           4.03
 2/19/1964                                           4.03
 2/20/1964                                           4.04
 2/21/1964                                             ND
 2/24/1964                                           4.05
 2/25/1964                                           4.06
 2/26/1964                                           4.05
 2/27/1964                                           4.07
 2/28/1964                                           4.10
  3/2/1964                                           4.10
  3/3/1964                                           4.10
  3/4/1964                                           4.11
  3/5/1964                                           4.10
  3/6/1964                                           4.11
  3/9/1964                                           4.10
 3/10/1964                                           4.11
 3/11/1964                                           4.12
 3/12/1964                                           4.12
 3/13/1964                                           4.11
 3/16/1964                                           4.11
 3/17/1964                                           4.12
 3/18/1964                                           4.14
 3/19/1964                                           4.16
 3/20/1964                                           4.17
 3/23/1964                                           4.19
 3/24/1964                                           4.21
 3/25/1964                                           4.20
 3/26/1964                                           4.19
 3/27/1964                                             ND
 3/30/1964                                           4.18
 3/31/1964                                           4.16
  4/1/1964                                           4.17
  4/2/1964                                           4.18
  4/3/1964                                           4.20
  4/6/1964                                           4.19
  4/7/1964                                           4.18
  4/8/1964                                           4.16
  4/9/1964                                           4.14
 4/10/1964                                           4.15
 4/13/1964                                           4.16
 4/14/1964                                           4.16
 4/15/1964                                           4.15
 4/16/1964                                           4.14
 4/17/1964                                           4.14
 4/20/1964                                           4.14
 4/21/1964                                           4.14
 4/22/1964                                           4.14
 4/23/1964                                           4.14
 4/24/1964                                           4.15
 4/27/1964                                           4.15
 4/28/1964                                           4.15
 4/29/1964                                           4.14
 4/30/1964                                           4.13
  5/1/1964                                           4.12
  5/4/1964                                           4.10
  5/5/1964                                           4.10
  5/6/1964                                           4.10
  5/7/1964                                           4.09
  5/8/1964                                           4.06
 5/11/1964                                           4.04
 5/12/1964                                           4.03
 5/13/1964                                           4.02
 5/14/1964                                           4.01
 5/15/1964                                           4.02
 5/18/1964                                           4.02
 5/19/1964                                           4.02
 5/20/1964                                           4.05
 5/21/1964                                           4.05
 5/22/1964                                           4.04
 5/25/1964                                           4.03
 5/26/1964                                           4.03
 5/27/1964                                           4.03
 5/28/1964                                           4.03
 5/29/1964                                             ND
  6/1/1964                                           4.03
  6/2/1964                                           4.03
  6/3/1964                                           4.03
  6/4/1964                                           4.03
  6/5/1964                                           4.02
  6/8/1964                                           4.02
  6/9/1964                                           4.01
 6/10/1964                                           4.02
 6/11/1964                                           4.02
 6/12/1964                                           4.02
 6/15/1964                                           4.02
 6/16/1964                                           4.02
 6/17/1964                                           4.02
 6/18/1964                                           4.01
 6/19/1964                                           4.01
 6/22/1964                                           4.00
 6/23/1964                                           4.02
 6/24/1964                                           4.03
 6/25/1964                                           4.02
 6/26/1964                                           4.01
 6/29/1964                                           4.01
 6/30/1964                                           4.01
  7/1/1964                                           4.01
  7/2/1964                                           4.01
  7/3/1964                                             ND
  7/6/1964                                           4.01
  7/7/1964                                           4.00
  7/8/1964                                           4.00
  7/9/1964                                           4.01
 7/10/1964                                           4.01
 7/13/1964                                           4.02
 7/14/1964                                           4.02
 7/15/1964                                           4.02
 7/16/1964                                           4.03
 7/17/1964                                           4.04
 7/20/1964                                           4.05
 7/21/1964                                           4.05
 7/22/1964                                           4.04
 7/23/1964                                           4.03
 7/24/1964                                           4.03
 7/27/1964                                           4.03
 7/28/1964                                           4.04
 7/29/1964                                           4.05
 7/30/1964                                           4.05
 7/31/1964                                           4.04
  8/3/1964                                           4.04
  8/4/1964                                           4.04
  8/5/1964                                           4.04
  8/6/1964                                           4.04
  8/7/1964                                           4.05
 8/10/1964                                           4.06
 8/11/1964                                           4.07
 8/12/1964                                           4.06
 8/13/1964                                           4.06
 8/14/1964                                           4.05
 8/17/1964                                           4.05
 8/18/1964                                           4.05
 8/19/1964                                           4.05
 8/20/1964                                           4.05
 8/21/1964                                           4.05
 8/24/1964                                           4.06
 8/25/1964                                           4.06
 8/26/1964                                           4.06
 8/27/1964                                           4.06
 8/28/1964                                           4.07
 8/31/1964                                           4.07
  9/1/1964                                           4.08
  9/2/1964                                           4.09
  9/3/1964                                           4.09
  9/4/1964                                           4.09
  9/7/1964                                             ND
  9/8/1964                                           4.10
  9/9/1964                                           4.10
 9/10/1964                                           4.09
 9/11/1964                                           4.09
 9/14/1964                                           4.09
 9/15/1964                                           4.10
 9/16/1964                                           4.09
 9/17/1964                                           4.08
 9/18/1964                                           4.07
 9/21/1964                                           4.06
 9/22/1964                                           4.06
 9/23/1964                                           4.06
 9/24/1964                                           4.06
 9/25/1964                                           4.06
 9/28/1964                                           4.04
 9/29/1964                                           4.05
 9/30/1964                                           4.05
 10/1/1964                                           4.05
 10/2/1964                                           4.07
 10/5/1964                                           4.07
 10/6/1964                                           4.07
 10/7/1964                                           4.07
 10/8/1964                                           4.07
 10/9/1964                                           4.08
10/12/1964                                             ND
10/13/1964                                           4.08
10/14/1964                                           4.08
10/15/1964                                           4.08
10/16/1964                                           4.09
10/19/1964                                           4.09
10/20/1964                                           4.08
10/21/1964                                           4.07
10/22/1964                                           4.07
10/23/1964                                           4.07
10/26/1964                                           4.07
10/27/1964                                           4.06
10/28/1964                                           4.05
10/29/1964                                           4.04
10/30/1964                                           4.05
 11/2/1964                                           4.04
 11/3/1964                                             ND
 11/4/1964                                           4.04
 11/5/1964                                           4.04
 11/6/1964                                           4.04
 11/9/1964                                           4.03
11/10/1964                                           4.01
11/11/1964                                             ND
11/12/1964                                           3.99
11/13/1964                                           4.00
11/16/1964                                           4.01
11/17/1964                                           4.01
11/18/1964                                           4.01
11/19/1964                                           4.01
11/20/1964                                           4.01
11/23/1964                                           4.08
11/24/1964                                           4.09
11/25/1964                                           4.10
11/26/1964                                             ND
11/27/1964                                           4.11
11/30/1964                                           4.13
 12/1/1964                                           4.13
 12/2/1964                                           4.12
 12/3/1964                                           4.09
 12/4/1964                                           4.08
 12/7/1964                                           4.07
 12/8/1964                                           4.06
 12/9/1964                                           4.06
12/10/1964                                           4.06
12/11/1964                                           4.07
12/14/1964                                           4.08
12/15/1964                                           4.08
12/16/1964                                           4.08
12/17/1964                                           4.08
12/18/1964                                           4.09
12/21/1964                                           4.09
12/22/1964                                           4.09
12/23/1964                                           4.09
12/24/1964                                           4.09
12/25/1964                                             ND
12/28/1964                                           4.09
12/29/1964                                           4.09
12/30/1964                                           4.09
12/31/1964                                           4.12
  1/1/1965                                             ND
  1/4/1965                                           4.12
  1/5/1965                                           4.11
  1/6/1965                                           4.11
  1/7/1965                                           4.12
  1/8/1965                                           4.12
 1/11/1965                                           4.12
 1/12/1965                                           4.11
 1/13/1965                                           4.10
 1/14/1965                                           4.10
 1/15/1965                                           4.11
 1/18/1965                                           4.11
 1/19/1965                                           4.10
 1/20/1965                                           4.09
 1/21/1965                                           4.08
 1/22/1965                                           4.08
 1/25/1965                                           4.08
 1/26/1965                                           4.09
 1/27/1965                                           4.09
 1/28/1965                                           4.10
 1/29/1965                                           4.11
  2/1/1965                                           4.12
  2/2/1965                                           4.12
  2/3/1965                                           4.13
  2/4/1965                                           4.15
  2/5/1965                                           4.16
  2/8/1965                                           4.15
  2/9/1965                                           4.15
 2/10/1965                                           4.15
 2/11/1965                                           4.15
 2/12/1965                                             ND
 2/15/1965                                           4.15
 2/16/1965                                           4.15
 2/17/1965                                           4.14
 2/18/1965                                           4.15
 2/19/1965                                           4.16
 2/22/1965                                             ND
 2/23/1965                                           4.15
 2/24/1965                                           4.15
 2/25/1965                                           4.15
 2/26/1965                                           4.16
  3/1/1965                                           4.16
  3/2/1965                                           4.18
  3/3/1965                                           4.17
  3/4/1965                                           4.17
  3/5/1965                                           4.17
  3/8/1965                                           4.17
  3/9/1965                                           4.18
 3/10/1965                                           4.17
 3/11/1965                                           4.16
 3/12/1965                                           4.16
 3/15/1965                                           4.15
 3/16/1965                                           4.14
 3/17/1965                                           4.12
 3/18/1965                                           4.13
 3/19/1965                                           4.13
 3/22/1965                                           4.13
 3/23/1965                                           4.13
 3/24/1965                                           4.12
 3/25/1965                                           4.13
 3/26/1965                                           4.14
 3/29/1965                                           4.15
 3/30/1965                                           4.14
 3/31/1965                                           4.14
  4/1/1965                                           4.14
  4/2/1965                                           4.15
  4/5/1965                                           4.15
  4/6/1965                                           4.14
  4/7/1965                                           4.14
  4/8/1965                                           4.13
  4/9/1965                                           4.15
 4/12/1965                                           4.15
 4/13/1965                                           4.14
 4/14/1965                                           4.14
 4/15/1965                                           4.15
 4/16/1965                                             ND
 4/19/1965                                           4.16
 4/20/1965                                           4.16
 4/21/1965                                           4.16
 4/22/1965                                           4.16
 4/23/1965                                           4.16
 4/26/1965                                           4.16
 4/27/1965                                           4.16
 4/28/1965                                           4.16
 4/29/1965                                           4.16
 4/30/1965                                           4.16
  5/3/1965                                           4.16
  5/4/1965                                           4.14
  5/5/1965                                           4.14
  5/6/1965                                           4.14
  5/7/1965                                           4.14
 5/10/1965                                           4.15
 5/11/1965                                           4.15
 5/12/1965                                           4.16
 5/13/1965                                           4.16
 5/14/1965                                           4.15
 5/17/1965                                           4.15
 5/18/1965                                           4.15
 5/19/1965                                           4.15
 5/20/1965                                           4.15
 5/21/1965                                           4.15
 5/24/1965                                           4.15
 5/25/1965                                           4.15
 5/26/1965                                           4.14
 5/27/1965                                           4.14
 5/28/1965                                           4.15
 5/31/1965                                             ND
  6/1/1965                                           4.15
  6/2/1965                                           4.16
  6/3/1965                                           4.15
  6/4/1965                                           4.15
  6/7/1965                                           4.15
  6/8/1965                                           4.16
  6/9/1965                                           4.16
 6/10/1965                                           4.16
 6/11/1965                                           4.16
 6/14/1965                                           4.15
 6/15/1965                                           4.15
 6/16/1965                                           4.15
 6/17/1965                                           4.15
 6/18/1965                                           4.15
 6/21/1965                                           4.15
 6/22/1965                                           4.15
 6/23/1965                                           4.13
 6/24/1965                                           4.13
 6/25/1965                                           4.13
 6/28/1965                                           4.14
 6/29/1965                                           4.14
 6/30/1965                                           4.14
  7/1/1965                                           4.15
  7/2/1965                                           4.16
  7/5/1965                                             ND
  7/6/1965                                           4.16
  7/7/1965                                           4.14
  7/8/1965                                           4.14
  7/9/1965                                           4.15
 7/12/1965                                           4.15
 7/13/1965                                           4.15
 7/14/1965                                           4.15
 7/15/1965                                           4.15
 7/16/1965                                           4.15
 7/19/1965                                           4.14
 7/20/1965                                           4.14
 7/21/1965                                           4.14
 7/22/1965                                           4.15
 7/23/1965                                           4.15
 7/26/1965                                           4.15
 7/27/1965                                           4.15
 7/28/1965                                           4.15
 7/29/1965                                           4.17
 7/30/1965                                           4.18
  8/2/1965                                           4.18
  8/3/1965                                           4.18
  8/4/1965                                           4.18
  8/5/1965                                           4.19
  8/6/1965                                           4.19
  8/9/1965                                           4.19
 8/10/1965                                           4.19
 8/11/1965                                           4.20
 8/12/1965                                           4.20
 8/13/1965                                           4.20
 8/16/1965                                           4.20
 8/17/1965                                           4.22
 8/18/1965                                           4.22
 8/19/1965                                           4.21
 8/20/1965                                           4.20
 8/23/1965                                           4.21
 8/24/1965                                           4.22
 8/25/1965                                           4.21
 8/26/1965                                           4.22
 8/27/1965                                           4.22
 8/30/1965                                           4.22
 8/31/1965                                           4.22
  9/1/1965                                           4.23
  9/2/1965                                           4.23
  9/3/1965                                           4.22
  9/6/1965                                             ND
  9/7/1965                                           4.23
  9/8/1965                                           4.23
  9/9/1965                                           4.24
 9/10/1965                                           4.24
 9/13/1965                                           4.23
 9/14/1965                                           4.23
 9/15/1965                                           4.24
 9/16/1965                                           4.23
 9/17/1965                                           4.23
 9/20/1965                                           4.23
 9/21/1965                                           4.24
 9/22/1965                                           4.25
 9/23/1965                                           4.26
 9/24/1965                                           4.27
 9/27/1965                                           4.27
 9/28/1965                                           4.30
 9/29/1965                                           4.34
 9/30/1965                                           4.33
 10/1/1965                                           4.34
 10/4/1965                                           4.33
 10/5/1965                                           4.32
 10/6/1965                                           4.31
 10/7/1965                                           4.31
 10/8/1965                                           4.31
10/11/1965                                           4.31
10/12/1965                                             ND
10/13/1965                                           4.30
10/14/1965                                           4.31
10/15/1965                                           4.33
10/18/1965                                           4.34
10/19/1965                                           4.34
10/20/1965                                           4.35
10/21/1965                                           4.35
10/22/1965                                           4.34
10/25/1965                                           4.37
10/26/1965                                           4.37
10/27/1965                                           4.37
10/28/1965                                           4.39
10/29/1965                                           4.40
 11/1/1965                                           4.43
 11/2/1965                                             ND
 11/3/1965                                           4.44
 11/4/1965                                           4.45
 11/5/1965                                           4.48
 11/8/1965                                           4.50
 11/9/1965                                           4.50
11/10/1965                                           4.49
11/11/1965                                             ND
11/12/1965                                           4.47
11/15/1965                                           4.47
11/16/1965                                           4.46
11/17/1965                                           4.46
11/18/1965                                           4.45
11/19/1965                                           4.46
11/22/1965                                           4.45
11/23/1965                                           4.45
11/24/1965                                           4.44
11/25/1965                                             ND
11/26/1965                                           4.44
11/29/1965                                           4.45
11/30/1965                                           4.47
 12/1/1965                                           4.52
 12/2/1965                                           4.51
 12/3/1965                                           4.52
 12/6/1965                                           4.69
 12/7/1965                                           4.67
 12/8/1965                                           4.69
 12/9/1965                                           4.69
12/10/1965                                           4.69
12/13/1965                                           4.74
12/14/1965                                           4.77
12/15/1965                                           4.77
12/16/1965                                           4.76
12/17/1965                                           4.75
12/20/1965                                           4.71
12/21/1965                                           4.74
12/22/1965                                           4.76
12/23/1965                                           4.78
12/24/1965                                             ND
12/27/1965                                           4.77
12/28/1965                                           4.79
12/29/1965                                           4.81
12/30/1965                                           4.84
12/31/1965                                           4.88
  1/3/1966                                           4.88
  1/4/1966                                           4.89
  1/5/1966                                           4.87
  1/6/1966                                           4.84
  1/7/1966                                           4.83
 1/10/1966                                           4.84
 1/11/1966                                           4.83
 1/12/1966                                           4.77
 1/13/1966                                           4.79
 1/14/1966                                           4.82
 1/17/1966                                           4.84
 1/18/1966                                           4.83
 1/19/1966                                           4.83
 1/20/1966                                           4.84
 1/21/1966                                           4.85
 1/24/1966                                           4.88
 1/25/1966                                           4.90
 1/26/1966                                           4.91
 1/27/1966                                           4.92
 1/28/1966                                           4.95
 1/31/1966                                           4.98
  2/1/1966                                           4.94
  2/2/1966                                           4.95
  2/3/1966                                           4.95
  2/4/1966                                           4.95
  2/7/1966                                           4.99
  2/8/1966                                           4.97
  2/9/1966                                           4.97
 2/10/1966                                           4.98
 2/11/1966                                           5.01
 2/14/1966                                           5.00
 2/15/1966                                           5.00
 2/16/1966                                           5.00
 2/17/1966                                           4.97
 2/18/1966                                           4.98
 2/21/1966                                           5.00
 2/22/1966                                             ND
 2/23/1966                                           5.00
 2/24/1966                                           4.99
 2/25/1966                                           5.02
 2/28/1966                                           5.03
  3/1/1966                                           5.02
  3/2/1966                                           5.00
  3/3/1966                                           4.99
  3/4/1966                                           4.97
  3/7/1966                                           4.97
  3/8/1966                                           4.95
  3/9/1966                                           4.96
 3/10/1966                                           4.98
 3/11/1966                                           4.99
 3/14/1966                                           4.95
 3/15/1966                                           4.91
 3/16/1966                                           4.91
 3/17/1966                                           4.88
 3/18/1966                                           4.88
 3/21/1966                                           4.84
 3/22/1966                                           4.84
 3/23/1966                                           4.81
 3/24/1966                                           4.88
 3/25/1966                                           4.95
 3/28/1966                                           4.93
 3/29/1966                                           4.91
 3/30/1966                                           4.81
 3/31/1966                                           4.84
  4/1/1966                                           4.81
  4/4/1966                                           4.81
  4/5/1966                                           4.76
  4/6/1966                                           4.79
  4/7/1966                                           4.83
  4/8/1966                                             ND
 4/11/1966                                           4.83
 4/12/1966                                           4.83
 4/13/1966                                           4.84
 4/14/1966                                           4.84
 4/15/1966                                           4.86
 4/18/1966                                           4.84
 4/19/1966                                           4.83
 4/20/1966                                           4.85
 4/21/1966                                           4.83
 4/22/1966                                           4.83
 4/25/1966                                           4.84
 4/26/1966                                           4.86
 4/27/1966                                           4.85
 4/28/1966                                           4.84
 4/29/1966                                           4.85
  5/2/1966                                           4.86
  5/3/1966                                           4.86
  5/4/1966                                           4.86
  5/5/1966                                           4.87
  5/6/1966                                           4.86
  5/9/1966                                           4.82
 5/10/1966                                           4.82
 5/11/1966                                           4.85
 5/12/1966                                           4.84
 5/13/1966                                           4.85
 5/16/1966                                           4.85
 5/17/1966                                           4.84
 5/18/1966                                           4.84
 5/19/1966                                           4.86
 5/20/1966                                           4.88
 5/23/1966                                           4.92
 5/24/1966                                           4.96
 5/25/1966                                           4.97
 5/26/1966                                           4.99
 5/27/1966                                           5.00
 5/30/1966                                             ND
 5/31/1966                                           5.00
  6/1/1966                                           5.02
  6/2/1966                                           4.99
  6/3/1966                                           5.01
  6/6/1966                                           5.01
  6/7/1966                                           5.01
  6/8/1966                                           5.02
  6/9/1966                                           5.02
 6/10/1966                                           5.01
 6/13/1966                                           5.00
 6/14/1966                                           5.00
 6/15/1966                                           4.93
 6/16/1966                                           4.90
 6/17/1966                                           4.90
 6/20/1966                                           4.88
 6/21/1966                                           4.88
 6/22/1966                                           4.89
 6/23/1966                                           4.88
 6/24/1966                                           4.94
 6/27/1966                                           4.98
 6/28/1966                                           5.02
 6/29/1966                                           5.01
 6/30/1966                                           5.09
  7/1/1966                                           5.11
  7/4/1966                                             ND
  7/5/1966                                           5.09
  7/6/1966                                           5.08
  7/7/1966                                           5.10
  7/8/1966                                           5.13
 7/11/1966                                           5.19
 7/12/1966                                           5.19
 7/13/1966                                           5.20
 7/14/1966                                           5.22
 7/15/1966                                           5.21
 7/18/1966                                           5.16
 7/19/1966                                           5.15
 7/20/1966                                           5.16
 7/21/1966                                           5.18
 7/22/1966                                           5.18
 7/25/1966                                           5.17
 7/26/1966                                           5.18
 7/27/1966                                           5.19
 7/28/1966                                           5.24
 7/29/1966                                           5.26
  8/1/1966                                           5.26
  8/2/1966                                           5.25
  8/3/1966                                           5.28
  8/4/1966                                           5.28
  8/5/1966                                           5.30
  8/8/1966                                           5.30
  8/9/1966                                           5.32
 8/10/1966                                           5.33
 8/11/1966                                           5.35
 8/12/1966                                           5.37
 8/15/1966                                           5.42
 8/16/1966                                           5.49
 8/17/1966                                           5.54
 8/18/1966                                           5.60
 8/19/1966                                           5.62
 8/22/1966                                           5.58
 8/23/1966                                           5.63
 8/24/1966                                           5.68
 8/25/1966                                           5.73
 8/26/1966                                           5.83
 8/29/1966                                           5.89
 8/30/1966                                           5.85
 8/31/1966                                           5.68
  9/1/1966                                           5.63
  9/2/1966                                           5.55
  9/5/1966                                             ND
  9/6/1966                                           5.53
  9/7/1966                                           5.54
  9/8/1966                                           5.53
  9/9/1966                                           5.51
 9/12/1966                                           5.51
 9/13/1966                                           5.48
 9/14/1966                                           5.54
 9/15/1966                                           5.56
 9/16/1966                                           5.55
 9/19/1966                                           5.64
 9/20/1966                                           5.60
 9/21/1966                                           5.53
 9/22/1966                                           5.47
 9/23/1966                                           5.47
 9/26/1966                                           5.44
 9/27/1966                                           5.39
 9/28/1966                                           5.35
 9/29/1966                                           5.25
 9/30/1966                                           5.34
 10/3/1966                                           5.37
 10/4/1966                                           5.32
 10/5/1966                                           5.27
 10/6/1966                                           5.24
 10/7/1966                                           5.26
10/10/1966                                           5.30
10/11/1966                                           5.29
10/12/1966                                             ND
10/13/1966                                           5.29
10/14/1966                                           5.29
10/17/1966                                           5.26
10/18/1966                                           5.24
10/19/1966                                           5.25
10/20/1966                                           5.28
10/21/1966                                           5.23
10/24/1966                                           5.23
10/25/1966                                           5.24
10/26/1966                                           5.27
10/27/1966                                           5.28
10/28/1966                                           5.22
10/31/1966                                           5.22
 11/1/1966                                           5.26
 11/2/1966                                           5.32
 11/3/1966                                           5.33
 11/4/1966                                           5.37
 11/7/1966                                           5.36
 11/8/1966                                             ND
 11/9/1966                                           5.35
11/10/1966                                           5.39
11/11/1966                                             ND
11/14/1966                                           5.41
11/15/1966                                           5.41
11/16/1966                                           5.42
11/17/1966                                           5.42
11/18/1966                                           5.41
11/21/1966                                           5.36
11/22/1966                                           5.38
11/23/1966                                           5.39
11/24/1966                                             ND
11/25/1966                                           5.39
11/28/1966                                           5.35
11/29/1966                                           5.31
11/30/1966                                           5.28
 12/1/1966                                           5.25
 12/2/1966                                           5.22
 12/5/1966                                           5.24
 12/6/1966                                           5.25
 12/7/1966                                           5.22
 12/8/1966                                           5.24
 12/9/1966                                           5.18
12/12/1966                                           5.10
12/13/1966                                           5.05
12/14/1966                                           5.03
12/15/1966                                           4.91
12/16/1966                                           4.92
12/19/1966                                           4.86
12/20/1966                                           4.85
12/21/1966                                           4.84
12/22/1966                                           4.85
12/23/1966                                           4.84
12/26/1966                                             ND
12/27/1966                                           4.87
12/28/1966                                           4.76
12/29/1966                                           4.80
12/30/1966                                           4.80
  1/2/1967                                             ND
  1/3/1967                                           4.84
  1/4/1967                                           4.80
  1/5/1967                                           4.75
  1/6/1967                                           4.76
  1/9/1967                                           4.82
 1/10/1967                                           4.81
 1/11/1967                                           4.69
 1/12/1967                                           4.70
 1/13/1967                                           4.66
 1/16/1967                                           4.60
 1/17/1967                                           4.61
 1/18/1967                                           4.64
 1/19/1967                                           4.69
 1/20/1967                                           4.70
 1/23/1967                                           4.70
 1/24/1967                                           4.75
 1/25/1967                                           4.74
 1/26/1967                                           4.63
 1/27/1967                                           4.61
 1/30/1967                                           4.61
 1/31/1967                                           4.67
  2/1/1967                                           4.68
  2/2/1967                                           4.65
  2/3/1967                                           4.66
  2/6/1967                                           4.66
  2/7/1967                                           4.68
  2/8/1967                                           4.67
  2/9/1967                                           4.66
 2/10/1967                                           4.72
 2/13/1967                                             ND
 2/14/1967                                           4.74
 2/15/1967                                           4.78
 2/16/1967                                           4.78
 2/17/1967                                           4.79
 2/20/1967                                           4.80
 2/21/1967                                           4.81
 2/22/1967                                             ND
 2/23/1967                                           4.83
 2/24/1967                                           4.79
 2/27/1967                                           4.78
 2/28/1967                                           4.78
  3/1/1967                                           4.70
  3/2/1967                                           4.64
  3/3/1967                                           4.62
  3/6/1967                                           4.62
  3/7/1967                                           4.62
  3/8/1967                                           4.63
  3/9/1967                                           4.60
 3/10/1967                                           4.60
 3/13/1967                                           4.59
 3/14/1967                                           4.57
 3/15/1967                                           4.51
 3/16/1967                                           4.44
 3/17/1967                                           4.47
 3/20/1967                                           4.44
 3/21/1967                                           4.49
 3/22/1967                                           4.50
 3/23/1967                                           4.47
 3/24/1967                                             ND
 3/27/1967                                           4.50
 3/28/1967                                           4.48
 3/29/1967                                           4.48
 3/30/1967                                           4.44
 3/31/1967                                           4.42
  4/3/1967                                           4.42
  4/4/1967                                           4.42
  4/5/1967                                           4.43
  4/6/1967                                           4.40
  4/7/1967                                           4.38
 4/10/1967                                           4.38
 4/11/1967                                           4.41
 4/12/1967                                           4.43
 4/13/1967                                           4.48
 4/14/1967                                           4.49
 4/17/1967                                           4.54
 4/18/1967                                           4.55
 4/19/1967                                           4.52
 4/20/1967                                           4.52
 4/21/1967                                           4.54
 4/24/1967                                           4.58
 4/25/1967                                           4.61
 4/26/1967                                           4.63
 4/27/1967                                           4.67
 4/28/1967                                           4.72
  5/1/1967                                           4.70
  5/2/1967                                           4.68
  5/3/1967                                           4.68
  5/4/1967                                           4.69
  5/5/1967                                           4.72
  5/8/1967                                           4.76
  5/9/1967                                           4.77
 5/10/1967                                           4.75
 5/11/1967                                           4.71
 5/12/1967                                           4.68
 5/15/1967                                           4.72
 5/16/1967                                           4.76
 5/17/1967                                           4.76
 5/18/1967                                           4.75
 5/19/1967                                           4.78
 5/22/1967                                           4.82
 5/23/1967                                           4.85
 5/24/1967                                           4.83
 5/25/1967                                           4.81
 5/26/1967                                           4.78
 5/29/1967                                           4.74
 5/30/1967                                             ND
 5/31/1967                                           4.72
  6/1/1967                                           4.72
  6/2/1967                                           4.73
  6/5/1967                                           4.76
  6/6/1967                                           4.77
  6/7/1967                                           4.77
  6/8/1967                                           4.80
  6/9/1967                                           4.84
 6/12/1967                                           4.89
 6/13/1967                                           4.92
 6/14/1967                                           5.02
 6/15/1967                                           5.02
 6/16/1967                                           5.10
 6/19/1967                                           5.10
 6/20/1967                                           5.17
 6/21/1967                                           5.14
 6/22/1967                                           5.12
 6/23/1967                                           5.15
 6/26/1967                                           5.18
 6/27/1967                                           5.24
 6/28/1967                                           5.23
 6/29/1967                                           5.27
 6/30/1967                                           5.35
  7/3/1967                                           5.36
  7/4/1967                                             ND
  7/5/1967                                           5.29
  7/6/1967                                           5.25
  7/7/1967                                           5.30
 7/10/1967                                           5.29
 7/11/1967                                           5.22
 7/12/1967                                           5.16
 7/13/1967                                           5.16
 7/14/1967                                           5.16
 7/17/1967                                           5.16
 7/18/1967                                           5.20
 7/19/1967                                           5.22
 7/20/1967                                           5.25
 7/21/1967                                           5.25
 7/24/1967                                           5.31
 7/25/1967                                           5.28
 7/26/1967                                           5.22
 7/27/1967                                           5.17
 7/28/1967                                           5.13
 7/31/1967                                           5.12
  8/1/1967                                           5.18
  8/2/1967                                           5.22
  8/3/1967                                           5.19
  8/4/1967                                           5.25
  8/7/1967                                           5.31
  8/8/1967                                           5.29
  8/9/1967                                           5.28
 8/10/1967                                           5.30
 8/11/1967                                           5.32
 8/14/1967                                           5.32
 8/15/1967                                           5.31
 8/16/1967                                           5.31
 8/17/1967                                           5.32
 8/18/1967                                           5.34
 8/21/1967                                           5.37
 8/22/1967                                           5.38
 8/23/1967                                           5.40
 8/24/1967                                           5.37
 8/25/1967                                           5.38
 8/28/1967                                           5.34
 8/29/1967                                           5.32
 8/30/1967                                           5.34
 8/31/1967                                           5.34
  9/1/1967                                           5.32
  9/4/1967                                             ND
  9/5/1967                                           5.29
  9/6/1967                                           5.28
  9/7/1967                                           5.30
  9/8/1967                                           5.37
 9/11/1967                                           5.38
 9/12/1967                                           5.40
 9/13/1967                                           5.37
 9/14/1967                                           5.39
 9/15/1967                                           5.40
 9/18/1967                                           5.42
 9/19/1967                                           5.47
 9/20/1967                                           5.43
 9/21/1967                                           5.45
 9/22/1967                                           5.46
 9/25/1967                                           5.48
 9/26/1967                                           5.47
 9/27/1967                                           5.47
 9/28/1967                                           5.44
 9/29/1967                                           5.38
 10/2/1967                                           5.43
 10/3/1967                                           5.44
 10/4/1967                                           5.47
 10/5/1967                                           5.47
 10/6/1967                                           5.48
 10/9/1967                                           5.49
10/10/1967                                           5.52
10/11/1967                                           5.53
10/12/1967                                             ND
10/13/1967                                           5.56
10/16/1967                                           5.60
10/17/1967                                           5.61
10/18/1967                                           5.60
10/19/1967                                           5.59
10/20/1967                                           5.57
10/23/1967                                           5.61
10/24/1967                                           5.63
10/25/1967                                           5.63
10/26/1967                                           5.65
10/27/1967                                           5.64
10/30/1967                                           5.67
10/31/1967                                           5.72
 11/1/1967                                           5.76
 11/2/1967                                           5.76
 11/3/1967                                           5.80
 11/6/1967                                           5.83
 11/7/1967                                             ND
 11/8/1967                                           5.81
 11/9/1967                                           5.83
11/10/1967                                           5.87
11/13/1967                                           5.91
11/14/1967                                           5.81
11/15/1967                                           5.78
11/16/1967                                           5.68
11/17/1967                                           5.72
11/20/1967                                           5.87
11/21/1967                                           5.72
11/22/1967                                           5.68
11/23/1967                                             ND
11/24/1967                                           5.78
11/27/1967                                           5.78
11/28/1967                                           5.65
11/29/1967                                           5.69
11/30/1967                                           5.77
 12/1/1967                                           5.82
 12/4/1967                                           5.80
 12/5/1967                                           5.77
 12/6/1967                                           5.72
 12/7/1967                                           5.76
 12/8/1967                                           5.78
12/11/1967                                           5.81
12/12/1967                                           5.81
12/13/1967                                           5.74
12/14/1967                                           5.77
12/15/1967                                           5.79
12/18/1967                                           5.75
12/19/1967                                           5.70
12/20/1967                                           5.66
12/21/1967                                           5.70
12/22/1967                                           5.74
12/25/1967                                             ND
12/26/1967                                           5.70
12/27/1967                                           5.70
12/28/1967                                           5.79
12/29/1967                                           5.78
  1/1/1968                                             ND
  1/2/1968                                           5.68
  1/3/1968                                           5.67
  1/4/1968                                           5.54
  1/5/1968                                           5.50
  1/8/1968                                           5.53
  1/9/1968                                           5.54
 1/10/1968                                           5.45
 1/11/1968                                           5.43
 1/12/1968                                           5.42
 1/15/1968                                           5.47
 1/16/1968                                           5.51
 1/17/1968                                           5.46
 1/18/1968                                           5.55
 1/19/1968                                           5.59
 1/22/1968                                           5.61
 1/23/1968                                           5.56
 1/24/1968                                           5.58
 1/25/1968                                           5.52
 1/26/1968                                           5.55
 1/29/1968                                           5.54
 1/30/1968                                           5.55
 1/31/1968                                           5.55
  2/1/1968                                           5.60
  2/2/1968                                           5.60
  2/5/1968                                           5.64
  2/6/1968                                           5.65
  2/7/1968                                           5.63
  2/8/1968                                           5.65
  2/9/1968                                           5.63
 2/12/1968                                             ND
 2/13/1968                                           5.58
 2/14/1968                                           5.56
 2/15/1968                                           5.53
 2/16/1968                                           5.49
 2/19/1968                                           5.54
 2/20/1968                                           5.55
 2/21/1968                                           5.55
 2/22/1968                                             ND
 2/23/1968                                           5.58
 2/26/1968                                           5.61
 2/27/1968                                           5.60
 2/28/1968                                           5.58
 2/29/1968                                           5.57
  3/1/1968                                           5.57
  3/4/1968                                           5.59
  3/5/1968                                           5.61
  3/6/1968                                           5.63
  3/7/1968                                           5.71
  3/8/1968                                           5.78
 3/11/1968                                           5.78
 3/12/1968                                           5.82
 3/13/1968                                           5.90
 3/14/1968                                           6.00
 3/15/1968                                           5.88
 3/18/1968                                           5.78
 3/19/1968                                           5.78
 3/20/1968                                           5.71
 3/21/1968                                           5.78
 3/22/1968                                           5.74
 3/25/1968                                           5.74
 3/26/1968                                           5.78
 3/27/1968                                           5.77
 3/28/1968                                           5.79
 3/29/1968                                           5.76
  4/1/1968                                           5.64
  4/2/1968                                           5.58
  4/3/1968                                           5.43
  4/4/1968                                           5.47
  4/5/1968                                           5.48
  4/8/1968                                           5.49
  4/9/1968                                             ND
 4/10/1968                                           5.48
 4/11/1968                                           5.53
 4/12/1968                                             ND
 4/15/1968                                           5.62
 4/16/1968                                           5.66
 4/17/1968                                           5.67
 4/18/1968                                           5.72
 4/19/1968                                           5.90
 4/22/1968                                           5.93
 4/23/1968                                           5.84
 4/24/1968                                           5.84
 4/25/1968                                           5.85
 4/26/1968                                           5.84
 4/29/1968                                           5.96
 4/30/1968                                           5.96
  5/1/1968                                           5.92
  5/2/1968                                           5.95
  5/3/1968                                           6.01
  5/6/1968                                           5.98
  5/7/1968                                           5.97
  5/8/1968                                           5.99
  5/9/1968                                           5.97
 5/10/1968                                           5.97
 5/13/1968                                           5.97
 5/14/1968                                           6.00
 5/15/1968                                           6.02
 5/16/1968                                           6.07
 5/17/1968                                           6.11
 5/20/1968                                           6.15
 5/21/1968                                           6.21
 5/22/1968                                           6.20
 5/23/1968                                           6.13
 5/24/1968                                           6.08
 5/27/1968                                           6.02
 5/28/1968                                           6.06
 5/29/1968                                           6.08
 5/30/1968                                             ND
 5/31/1968                                           5.97
  6/3/1968                                           5.91
  6/4/1968                                           5.90
  6/5/1968                                           5.94
  6/6/1968                                           5.95
  6/7/1968                                           5.93
 6/10/1968                                           5.92
 6/11/1968                                           5.91
 6/12/1968                                           5.90
 6/13/1968                                           5.88
 6/14/1968                                           5.82
 6/17/1968                                           5.81
 6/18/1968                                           5.82
 6/19/1968                                           5.78
 6/20/1968                                           5.73
 6/21/1968                                           5.74
 6/24/1968                                           5.77
 6/25/1968                                           5.81
 6/26/1968                                           5.81
 6/27/1968                                           5.81
 6/28/1968                                           5.79
  7/1/1968                                           5.77
  7/2/1968                                           5.73
  7/3/1968                                           5.71
  7/4/1968                                             ND
  7/5/1968                                           5.70
  7/8/1968                                           5.65
  7/9/1968                                           5.61
 7/10/1968                                           5.64
 7/11/1968                                           5.65
 7/12/1968                                           5.65
 7/15/1968                                           5.68
 7/16/1968                                           5.68
 7/17/1968                                           5.64
 7/18/1968                                           5.62
 7/19/1968                                           5.56
 7/22/1968                                           5.47
 7/23/1968                                           5.43
 7/24/1968                                           5.46
 7/25/1968                                           5.46
 7/26/1968                                           5.50
 7/29/1968                                           5.53
 7/30/1968                                           5.53
 7/31/1968                                           5.50
  8/1/1968                                           5.47
  8/2/1968                                           5.43
  8/5/1968                                           5.48
  8/6/1968                                           5.50
  8/7/1968                                           5.45
  8/8/1968                                           5.46
  8/9/1968                                           5.47
 8/12/1968                                           5.52
 8/13/1968                                           5.52
 8/14/1968                                           5.51
 8/15/1968                                           5.52
 8/16/1968                                           5.49
 8/19/1968                                           5.49
 8/20/1968                                           5.50
 8/21/1968                                           5.52
 8/22/1968                                           5.55
 8/23/1968                                           5.52
 8/26/1968                                           5.51
 8/27/1968                                           5.51
 8/28/1968                                           5.50
 8/29/1968                                           5.49
 8/30/1968                                           5.48
  9/2/1968                                             ND
  9/3/1968                                           5.46
  9/4/1968                                           5.46
  9/5/1968                                           5.49
  9/6/1968                                           5.51
  9/9/1968                                           5.52
 9/10/1968                                           5.54
 9/11/1968                                           5.52
 9/12/1968                                           5.52
 9/13/1968                                           5.49
 9/16/1968                                           5.48
 9/17/1968                                           5.47
 9/18/1968                                           5.44
 9/19/1968                                           5.43
 9/20/1968                                           5.46
 9/23/1968                                           5.46
 9/24/1968                                           5.44
 9/25/1968                                           5.44
 9/26/1968                                           5.45
 9/27/1968                                           5.46
 9/30/1968                                           5.48
 10/1/1968                                           5.48
 10/2/1968                                           5.48
 10/3/1968                                           5.49
 10/4/1968                                           5.50
 10/7/1968                                           5.54
 10/8/1968                                           5.56
 10/9/1968                                           5.57
10/10/1968                                           5.57
10/11/1968                                           5.55
10/14/1968                                           5.57
10/15/1968                                           5.60
10/16/1968                                           5.57
10/17/1968                                           5.53
10/18/1968                                           5.53
10/21/1968                                           5.56
10/22/1968                                           5.56
10/23/1968                                           5.55
10/24/1968                                           5.60
10/25/1968                                           5.58
10/28/1968                                           5.58
10/29/1968                                           5.60
10/30/1968                                           5.59
10/31/1968                                           5.57
 11/1/1968                                           5.56
 11/4/1968                                           5.60
 11/5/1968                                             ND
 11/6/1968                                           5.59
 11/7/1968                                           5.61
 11/8/1968                                           5.64
11/11/1968                                             ND
11/12/1968                                           5.66
11/13/1968                                           5.63
11/14/1968                                           5.63
11/15/1968                                           5.66
11/18/1968                                           5.68
11/19/1968                                           5.70
11/20/1968                                           5.69
11/21/1968                                           5.68
11/22/1968                                           5.69
11/25/1968                                           5.70
11/26/1968                                           5.71
11/27/1968                                           5.71
11/28/1968                                             ND
11/29/1968                                           5.72
 12/2/1968                                           5.85
 12/3/1968                                           5.96
 12/4/1968                                           5.99
 12/5/1968                                           5.98
 12/6/1968                                           5.97
 12/9/1968                                           6.01
12/10/1968                                           6.04
12/11/1968                                           6.01
12/12/1968                                           6.05
12/13/1968                                           6.02
12/16/1968                                           6.05
12/17/1968                                           6.06
12/18/1968                                           6.11
12/19/1968                                           6.17
12/20/1968                                           6.24
12/23/1968                                           6.32
12/24/1968                                           6.34
12/25/1968                                             ND
12/26/1968                                           6.28
12/27/1968                                           6.32
12/30/1968                                           6.36
12/31/1968                                           6.33
  1/1/1969                                             ND
  1/2/1969                                           6.29
  1/3/1969                                           6.28
  1/6/1969                                           6.34
  1/7/1969                                           6.43
  1/8/1969                                           6.38
  1/9/1969                                           6.34
 1/10/1969                                           6.32
 1/13/1969                                           6.30
 1/14/1969                                           6.27
 1/15/1969                                           6.19
 1/16/1969                                           6.11
 1/17/1969                                           6.14
 1/20/1969                                           6.11
 1/21/1969                                           6.15
 1/22/1969                                           6.21
 1/23/1969                                           6.21
 1/24/1969                                           6.19
 1/27/1969                                           6.20
 1/28/1969                                           6.22
 1/29/1969                                           6.24
 1/30/1969                                           6.28
 1/31/1969                                           6.30
  2/3/1969                                           6.32
  2/4/1969                                           6.30
  2/5/1969                                           6.32
  2/6/1969                                           6.34
  2/7/1969                                           6.30
 2/10/1969                                           6.30
 2/11/1969                                           6.27
 2/12/1969                                             ND
 2/13/1969                                           6.27
 2/14/1969                                           6.29
 2/17/1969                                           6.32
 2/18/1969                                           6.34
 2/19/1969                                           6.36
 2/20/1969                                           6.37
 2/21/1969                                           6.37
 2/24/1969                                           6.35
 2/25/1969                                           6.38
 2/26/1969                                           6.40
 2/27/1969                                           6.45
 2/28/1969                                           6.44
  3/3/1969                                           6.45
  3/4/1969                                           6.42
  3/5/1969                                           6.43
  3/6/1969                                           6.45
  3/7/1969                                           6.45
 3/10/1969                                           6.45
 3/11/1969                                           6.45
 3/12/1969                                           6.42
 3/13/1969                                           6.42
 3/14/1969                                           6.39
 3/17/1969                                           6.44
 3/18/1969                                           6.44
 3/19/1969                                           6.40
 3/20/1969                                           6.39
 3/21/1969                                           6.37
 3/24/1969                                           6.35
 3/25/1969                                           6.38
 3/26/1969                                           6.37
 3/27/1969                                           6.38
 3/28/1969                                           6.36
 3/31/1969                                             ND
  4/1/1969                                           6.32
  4/2/1969                                           6.32
  4/3/1969                                           6.34
  4/4/1969                                             ND
  4/7/1969                                           6.37
  4/8/1969                                           6.33
  4/9/1969                                           6.26
 4/10/1969                                           6.27
 4/11/1969                                           6.26
 4/14/1969                                           6.20
 4/15/1969                                           6.26
 4/16/1969                                           6.24
 4/17/1969                                           6.27
 4/18/1969                                           6.30
 4/21/1969                                           6.28
 4/22/1969                                           6.26
 4/23/1969                                           6.26
 4/24/1969                                           6.29
 4/25/1969                                           6.30
 4/28/1969                                           6.34
 4/29/1969                                           6.38
 4/30/1969                                           6.37
  5/1/1969                                           6.46
  5/2/1969                                           6.45
  5/5/1969                                           6.45
  5/6/1969                                           6.46
  5/7/1969                                           6.47
  5/8/1969                                           6.46
  5/9/1969                                           6.48
 5/12/1969                                           6.52
 5/13/1969                                           6.49
 5/14/1969                                           6.46
 5/15/1969                                           6.49
 5/16/1969                                           6.54
 5/19/1969                                           6.58
 5/20/1969                                           6.57
 5/21/1969                                           6.55
 5/22/1969                                           6.56
 5/23/1969                                           6.59
 5/26/1969                                           6.62
 5/27/1969                                           6.67
 5/28/1969                                           6.68
 5/29/1969                                           6.69
 5/30/1969                                             ND
  6/2/1969                                           6.69
  6/3/1969                                           6.69
  6/4/1969                                           6.71
  6/5/1969                                           6.69
  6/6/1969                                           6.68
  6/9/1969                                           6.76
 6/10/1969                                           6.72
 6/11/1969                                           6.73
 6/12/1969                                           6.70
 6/13/1969                                           6.66
 6/16/1969                                           6.64
 6/17/1969                                           6.68
 6/18/1969                                           6.68
 6/19/1969                                           6.74
 6/20/1969                                           6.76
 6/23/1969                                           6.78
 6/24/1969                                           6.82
 6/25/1969                                           6.85
 6/26/1969                                           6.84
 6/27/1969                                           6.88
 6/30/1969                                           6.98
  7/1/1969                                           7.02
  7/2/1969                                           7.04
  7/3/1969                                           7.01
  7/4/1969                                             ND
  7/7/1969                                           7.02
  7/8/1969                                           7.04
  7/9/1969                                           7.08
 7/10/1969                                           7.04
 7/11/1969                                           6.88
 7/14/1969                                           6.94
 7/15/1969                                           6.97
 7/16/1969                                           6.92
 7/17/1969                                           6.95
 7/18/1969                                           6.97
 7/21/1969                                             ND
 7/22/1969                                           7.04
 7/23/1969                                           7.05
 7/24/1969                                           7.06
 7/25/1969                                           7.07
 7/28/1969                                           7.07
 7/29/1969                                           7.07
 7/30/1969                                           7.06
 7/31/1969                                           6.98
  8/1/1969                                           6.98
  8/4/1969                                           6.94
  8/5/1969                                           6.91
  8/6/1969                                           6.94
  8/7/1969                                           6.95
  8/8/1969                                           6.98
 8/11/1969                                           7.04
 8/12/1969                                           7.07
 8/13/1969                                           7.07
 8/14/1969                                           7.05
 8/15/1969                                           7.05
 8/18/1969                                           7.01
 8/19/1969                                           7.00
 8/20/1969                                           6.99
 8/21/1969                                           7.01
 8/22/1969                                           7.03
 8/25/1969                                           7.04
 8/26/1969                                           7.09
 8/27/1969                                           7.11
 8/28/1969                                           7.14
 8/29/1969                                           7.13
  9/1/1969                                             ND
  9/2/1969                                           7.17
  9/3/1969                                           7.24
  9/4/1969                                           7.26
  9/5/1969                                           7.33
  9/8/1969                                           7.39
  9/9/1969                                           7.40
 9/10/1969                                           7.38
 9/11/1969                                           7.44
 9/12/1969                                           7.48
 9/15/1969                                           7.50
 9/16/1969                                           7.54
 9/17/1969                                           7.56
 9/18/1969                                           7.71
 9/19/1969                                           7.72
 9/22/1969                                           7.72
 9/23/1969                                           7.71
 9/24/1969                                           7.74
 9/25/1969                                           7.78
 9/26/1969                                           7.88
 9/29/1969                                           7.94
 9/30/1969                                           8.02
 10/1/1969                                           8.04
 10/2/1969                                           7.98
 10/3/1969                                           7.87
 10/6/1969                                           7.82
 10/7/1969                                           7.75
 10/8/1969                                           7.75
 10/9/1969                                           7.77
10/10/1969                                           7.67
10/13/1969                                             ND
10/14/1969                                           7.54
10/15/1969                                           7.55
10/16/1969                                           7.44
10/17/1969                                           7.34
10/20/1969                                           7.18
10/21/1969                                           7.12
10/22/1969                                           7.17
10/23/1969                                           7.25
10/24/1969                                           7.26
10/27/1969                                           7.28
10/28/1969                                           7.33
10/29/1969                                           7.34
10/30/1969                                           7.34
10/31/1969                                           7.33
 11/3/1969                                           7.29
 11/4/1969                                             ND
 11/5/1969                                           7.35
 11/6/1969                                           7.39
 11/7/1969                                           7.35
11/10/1969                                           7.35
11/11/1969                                             ND
11/12/1969                                           7.43
11/13/1969                                           7.50
11/14/1969                                           7.46
11/17/1969                                           7.55
11/18/1969                                           7.63
11/19/1969                                           7.64
11/20/1969                                           7.73
11/21/1969                                           7.71
11/24/1969                                           7.66
11/25/1969                                           7.64
11/26/1969                                           7.66
11/27/1969                                             ND
11/28/1969                                           7.61
 12/1/1969                                           7.56
 12/2/1969                                           7.63
 12/3/1969                                           7.72
 12/4/1969                                           7.70
 12/5/1969                                           7.71
 12/8/1969                                           7.75
 12/9/1969                                           7.87
12/10/1969                                           7.97
12/11/1969                                           7.99
12/12/1969                                           7.95
12/15/1969                                           7.95
12/16/1969                                           8.02
12/17/1969                                           8.07
12/18/1969                                           8.07
12/19/1969                                           8.02
12/22/1969                                           8.00
12/23/1969                                           8.08
12/24/1969                                           8.12
12/25/1969                                             ND
12/26/1969                                           8.14
12/29/1969                                           8.33
12/30/1969                                           8.26
12/31/1969                                           8.22
  1/1/1970                                             ND
  1/2/1970                                           8.19
  1/5/1970                                           8.19
  1/6/1970                                           8.26
  1/7/1970                                           8.30
  1/8/1970                                           8.25
  1/9/1970                                           8.18
 1/12/1970                                           8.16
 1/13/1970                                           8.13
 1/14/1970                                           8.16
 1/15/1970                                           8.19
 1/16/1970                                           8.08
 1/19/1970                                           8.03
 1/20/1970                                           8.08
 1/21/1970                                           8.06
 1/22/1970                                           8.06
 1/23/1970                                           8.10
 1/26/1970                                           8.15
 1/27/1970                                           8.16
 1/28/1970                                           8.20
 1/29/1970                                           8.28
 1/30/1970                                           8.27
  2/2/1970                                           8.18
  2/3/1970                                           8.15
  2/4/1970                                           8.17
  2/5/1970                                           8.18
  2/6/1970                                           8.13
  2/9/1970                                           8.04
 2/10/1970                                           8.07
 2/11/1970                                           8.05
 2/12/1970                                             ND
 2/13/1970                                           7.82
 2/16/1970                                           7.80
 2/17/1970                                           7.70
 2/18/1970                                           7.63
 2/19/1970                                           7.56
 2/20/1970                                           7.58
 2/23/1970                                             ND
 2/24/1970                                           7.61
 2/25/1970                                           7.49
 2/26/1970                                           7.37
 2/27/1970                                           7.31
  3/2/1970                                           7.43
  3/3/1970                                           7.35
  3/4/1970                                           7.27
  3/5/1970                                           7.18
  3/6/1970                                           7.06
  3/9/1970                                           7.04
 3/10/1970                                           7.00
 3/11/1970                                           7.11
 3/12/1970                                           7.16
 3/13/1970                                           7.30
 3/16/1970                                           7.30
 3/17/1970                                           7.48
 3/18/1970                                           7.41
 3/19/1970                                           7.22
 3/20/1970                                           7.22
 3/23/1970                                           7.17
 3/24/1970                                           7.08
 3/25/1970                                           7.05
 3/26/1970                                           7.12
 3/27/1970                                             ND
 3/30/1970                                           7.22
 3/31/1970                                           7.24
  4/1/1970                                           7.18
  4/2/1970                                           7.24
  4/3/1970                                           7.31
  4/6/1970                                           7.38
  4/7/1970                                           7.35
  4/8/1970                                           7.30
  4/9/1970                                           7.29
 4/10/1970                                           7.29
 4/13/1970                                           7.36
 4/14/1970                                           7.36
 4/15/1970                                           7.42
 4/16/1970                                           7.49
 4/17/1970                                           7.49
 4/20/1970                                           7.49
 4/21/1970                                           7.57
 4/22/1970                                           7.66
 4/23/1970                                           7.66
 4/24/1970                                           7.79
 4/27/1970                                           7.80
 4/28/1970                                           7.82
 4/29/1970                                           7.83
 4/30/1970                                           7.95
  5/1/1970                                           7.98
  5/4/1970                                           8.05
  5/5/1970                                           8.02
  5/6/1970                                           8.01
  5/7/1970                                           7.94
  5/8/1970                                           7.88
 5/11/1970                                           7.97
 5/12/1970                                           7.97
 5/13/1970                                           7.98
 5/14/1970                                           8.01
 5/15/1970                                           7.96
 5/18/1970                                           7.93
 5/19/1970                                           7.92
 5/20/1970                                           7.98
 5/21/1970                                           8.00
 5/22/1970                                           8.02
 5/25/1970                                           8.08
 5/26/1970                                           8.04
 5/27/1970                                           7.92
 5/28/1970                                           7.86
 5/29/1970                                           7.83
  6/1/1970                                           7.73
  6/2/1970                                           7.74
  6/3/1970                                           7.74
  6/4/1970                                           7.76
  6/5/1970                                           7.88
  6/8/1970                                           7.87
  6/9/1970                                           7.83
 6/10/1970                                           7.82
 6/11/1970                                           7.89
 6/12/1970                                           7.98
 6/15/1970                                           7.98
 6/16/1970                                           7.90
 6/17/1970                                           7.96
 6/18/1970                                           7.96
 6/19/1970                                           7.94
 6/22/1970                                           7.88
 6/23/1970                                           7.84
 6/24/1970                                           7.84
 6/25/1970                                           7.83
 6/26/1970                                           7.84
 6/29/1970                                           7.80
 6/30/1970                                           7.77
  7/1/1970                                           7.69
  7/2/1970                                           7.62
  7/3/1970                                             ND
  7/6/1970                                           7.62
  7/7/1970                                           7.63
  7/8/1970                                           7.65
  7/9/1970                                           7.64
 7/10/1970                                           7.64
 7/13/1970                                           7.62
 7/14/1970                                           7.59
 7/15/1970                                           7.54
 7/16/1970                                           7.48
 7/17/1970                                           7.52
 7/20/1970                                           7.59
 7/21/1970                                           7.58
 7/22/1970                                           7.56
 7/23/1970                                           7.47
 7/24/1970                                           7.54
 7/27/1970                                           7.59
 7/28/1970                                           7.62
 7/29/1970                                           7.61
 7/30/1970                                           7.59
 7/31/1970                                           7.58
  8/3/1970                                           7.60
  8/4/1970                                           7.62
  8/5/1970                                           7.62
  8/6/1970                                           7.62
  8/7/1970                                           7.63
 8/10/1970                                           7.69
 8/11/1970                                           7.67
 8/12/1970                                           7.64
 8/13/1970                                           7.62
 8/14/1970                                           7.66
 8/17/1970                                           7.68
 8/18/1970                                           7.65
 8/19/1970                                           7.59
 8/20/1970                                           7.57
 8/21/1970                                           7.53
 8/24/1970                                           7.44
 8/25/1970                                           7.42
 8/26/1970                                           7.42
 8/27/1970                                           7.45
 8/28/1970                                           7.45
 8/31/1970                                           7.45
  9/1/1970                                           7.43
  9/2/1970                                           7.43
  9/3/1970                                           7.42
  9/4/1970                                           7.37
  9/7/1970                                             ND
  9/8/1970                                           7.40
  9/9/1970                                           7.44
 9/10/1970                                           7.43
 9/11/1970                                           7.40
 9/14/1970                                           7.38
 9/15/1970                                           7.37
 9/16/1970                                           7.31
 9/17/1970                                           7.24
 9/18/1970                                           7.24
 9/21/1970                                           7.22
 9/22/1970                                           7.19
 9/23/1970                                           7.10
 9/24/1970                                           7.13
 9/25/1970                                           7.14
 9/28/1970                                           7.19
 9/29/1970                                           7.18
 9/30/1970                                           7.18
 10/1/1970                                           7.19
 10/2/1970                                           7.17
 10/5/1970                                           7.15
 10/6/1970                                           7.09
 10/7/1970                                           7.07
 10/8/1970                                           7.10
 10/9/1970                                           7.07
10/12/1970                                             ND
10/13/1970                                           7.07
10/14/1970                                           7.08
10/15/1970                                           7.10
10/16/1970                                           7.11
10/19/1970                                           7.16
10/20/1970                                           7.14
10/21/1970                                           7.15
10/22/1970                                           7.18
10/23/1970                                           7.17
10/26/1970                                           7.17
10/27/1970                                           7.11
10/28/1970                                           7.07
10/29/1970                                           7.03
10/30/1970                                           7.04
 11/2/1970                                           6.95
 11/3/1970                                             ND
 11/4/1970                                           6.96
 11/5/1970                                           6.89
 11/6/1970                                           6.86
 11/9/1970                                           6.73
11/10/1970                                           6.76
11/11/1970                                             ND
11/12/1970                                           6.75
11/13/1970                                           6.69
11/16/1970                                           6.63
11/17/1970                                           6.58
11/18/1970                                           6.43
11/19/1970                                           6.29
11/20/1970                                           6.01
11/23/1970                                           5.91
11/24/1970                                           6.06
11/25/1970                                           5.97
11/26/1970                                             ND
11/27/1970                                           5.97
11/30/1970                                           5.99
 12/1/1970                                           6.00
 12/2/1970                                           5.95
 12/3/1970                                           5.88
 12/4/1970                                           5.85
 12/7/1970                                           5.89
 12/8/1970                                           5.92
 12/9/1970                                           5.97
12/10/1970                                           5.95
12/11/1970                                           5.89
12/14/1970                                           5.87
12/15/1970                                           5.90
12/16/1970                                           5.90
12/17/1970                                           5.90
12/18/1970                                           5.94
12/21/1970                                           6.02
12/22/1970                                           6.07
12/23/1970                                           6.05
12/24/1970                                           5.98
12/25/1970                                             ND
12/28/1970                                           6.00
12/29/1970                                           6.03
12/30/1970                                           5.98
12/31/1970                                           5.98
  1/1/1971                                             ND
  1/4/1971                                           5.98
  1/5/1971                                           6.04
  1/6/1971                                           6.06
  1/7/1971                                           6.06
  1/8/1971                                           6.06
 1/11/1971                                           6.01
 1/12/1971                                           5.98
 1/13/1971                                           5.91
 1/14/1971                                           5.85
 1/15/1971                                           5.84
 1/18/1971                                           5.86
 1/19/1971                                           5.86
 1/20/1971                                           5.82
 1/21/1971                                           5.75
 1/22/1971                                           5.77
 1/25/1971                                           5.76
 1/26/1971                                           5.80
 1/27/1971                                           5.79
 1/28/1971                                           5.78
 1/29/1971                                           5.78
  2/1/1971                                           5.79
  2/2/1971                                           5.77
  2/3/1971                                           5.78
  2/4/1971                                           5.74
  2/5/1971                                           5.72
  2/8/1971                                           5.69
  2/9/1971                                           5.62
 2/10/1971                                           5.64
 2/11/1971                                           5.61
 2/12/1971                                             ND
 2/15/1971                                             ND
 2/16/1971                                           5.59
 2/17/1971                                           5.51
 2/18/1971                                           5.42
 2/19/1971                                           5.36
 2/22/1971                                           5.39
 2/23/1971                                           5.41
 2/24/1971                                           5.38
 2/25/1971                                           5.34
 2/26/1971                                           5.36
  3/1/1971                                           5.35
  3/2/1971                                           5.35
  3/3/1971                                           5.31
  3/4/1971                                           5.25
  3/5/1971                                           5.22
  3/8/1971                                           5.16
  3/9/1971                                           5.04
 3/10/1971                                           4.99
 3/11/1971                                           4.88
 3/12/1971                                           4.97
 3/15/1971                                           4.93
 3/16/1971                                           4.90
 3/17/1971                                           4.83
 3/18/1971                                           4.78
 3/19/1971                                           4.79
 3/22/1971                                           4.74
 3/23/1971                                           4.77
 3/24/1971                                           4.82
 3/25/1971                                           4.86
 3/26/1971                                           4.98
 3/29/1971                                           5.07
 3/30/1971                                           5.04
 3/31/1971                                           5.06
  4/1/1971                                           5.16
  4/2/1971                                           5.22
  4/5/1971                                           5.30
  4/6/1971                                           5.27
  4/7/1971                                           5.29
  4/8/1971                                           5.42
  4/9/1971                                             ND
 4/12/1971                                           5.63
 4/13/1971                                           5.54
 4/14/1971                                           5.58
 4/15/1971                                           5.58
 4/16/1971                                           5.61
 4/19/1971                                           5.66
 4/20/1971                                           5.78
 4/21/1971                                           5.88
 4/22/1971                                           5.85
 4/23/1971                                           5.86
 4/26/1971                                           5.89
 4/27/1971                                           5.97
 4/28/1971                                           5.99
 4/29/1971                                           6.14
 4/30/1971                                           6.08
  5/3/1971                                           6.09
  5/4/1971                                           6.14
  5/5/1971                                           6.20
  5/6/1971                                           6.20
  5/7/1971                                           6.18
 5/10/1971                                           6.13
 5/11/1971                                           6.17
 5/12/1971                                           6.25
 5/13/1971                                           6.33
 5/14/1971                                           6.38
 5/17/1971                                           6.50
 5/18/1971                                           6.60
 5/19/1971                                           6.49
 5/20/1971                                           6.32
 5/21/1971                                           6.41
 5/24/1971                                           6.37
 5/25/1971                                           6.30
 5/26/1971                                           6.18
 5/27/1971                                           6.16
 5/28/1971                                           6.24
 5/31/1971                                             ND
  6/1/1971                                           6.27
  6/2/1971                                           6.13
  6/3/1971                                           6.13
  6/4/1971                                           6.22
  6/7/1971                                           6.36
  6/8/1971                                           6.37
  6/9/1971                                           6.45
 6/10/1971                                           6.48
 6/11/1971                                           6.50
 6/14/1971                                           6.66
 6/15/1971                                           6.76
 6/16/1971                                           6.66
 6/17/1971                                           6.67
 6/18/1971                                           6.61
 6/21/1971                                           6.51
 6/22/1971                                           6.61
 6/23/1971                                           6.58
 6/24/1971                                           6.61
 6/25/1971                                           6.66
 6/28/1971                                           6.73
 6/29/1971                                           6.82
 6/30/1971                                           6.86
  7/1/1971                                           6.83
  7/2/1971                                           6.81
  7/5/1971                                             ND
  7/6/1971                                           6.80
  7/7/1971                                           6.76
  7/8/1971                                           6.77
  7/9/1971                                           6.80
 7/12/1971                                           6.68
 7/13/1971                                           6.70
 7/14/1971                                           6.71
 7/15/1971                                           6.71
 7/16/1971                                           6.79
 7/19/1971                                           6.88
 7/20/1971                                           6.85
 7/21/1971                                           6.85
 7/22/1971                                           6.93
 7/23/1971                                           6.97
 7/26/1971                                           7.00
 7/27/1971                                           7.02
 7/28/1971                                           7.03
 7/29/1971                                           7.00
 7/30/1971                                           6.96
  8/2/1971                                           6.94
  8/3/1971                                           7.02
  8/4/1971                                           7.01
  8/5/1971                                           6.98
  8/6/1971                                           6.98
  8/9/1971                                           7.01
 8/10/1971                                           7.03
 8/11/1971                                           7.00
 8/12/1971                                           6.90
 8/13/1971                                           6.78
 8/16/1971                                           6.39
 8/17/1971                                           6.17
 8/18/1971                                           6.22
 8/19/1971                                           6.15
 8/20/1971                                           6.19
 8/23/1971                                           6.33
 8/24/1971                                           6.19
 8/25/1971                                           6.22
 8/26/1971                                           6.20
 8/27/1971                                           6.16
 8/30/1971                                           6.15
 8/31/1971                                           6.07
  9/1/1971                                           6.09
  9/2/1971                                           6.05
  9/3/1971                                           6.02
  9/6/1971                                             ND
  9/7/1971                                           6.00
  9/8/1971                                           6.05
  9/9/1971                                           6.15
 9/10/1971                                           6.17
 9/13/1971                                           6.24
 9/14/1971                                           6.21
 9/15/1971                                           6.16
 9/16/1971                                           6.13
 9/17/1971                                           6.09
 9/20/1971                                           6.16
 9/21/1971                                           6.19
 9/22/1971                                           6.22
 9/23/1971                                           6.21
 9/24/1971                                           6.19
 9/27/1971                                           6.17
 9/28/1971                                           6.18
 9/29/1971                                           6.14
 9/30/1971                                           6.06
 10/1/1971                                           6.04
 10/4/1971                                           6.04
 10/5/1971                                           6.10
 10/6/1971                                           6.06
 10/7/1971                                           6.07
 10/8/1971                                           6.03
10/11/1971                                             ND
10/12/1971                                           5.95
10/13/1971                                           5.88
10/14/1971                                           5.87
10/15/1971                                           5.88
10/18/1971                                           5.92
10/19/1971                                           5.92
10/20/1971                                           5.84
10/21/1971                                           5.84
10/22/1971                                           5.84
10/25/1971                                             ND
10/26/1971                                           5.84
10/27/1971                                           5.86
10/28/1971                                           5.83
10/29/1971                                           5.78
 11/1/1971                                           5.75
 11/2/1971                                             ND
 11/3/1971                                           5.72
 11/4/1971                                           5.74
 11/5/1971                                           5.72
 11/8/1971                                           5.77
 11/9/1971                                           5.77
11/10/1971                                           5.83
11/11/1971                                           5.80
11/12/1971                                           5.73
11/15/1971                                           5.71
11/16/1971                                           5.71
11/17/1971                                           5.71
11/18/1971                                           5.71
11/19/1971                                           5.76
11/22/1971                                           5.81
11/23/1971                                           5.90
11/24/1971                                           5.93
11/25/1971                                             ND
11/26/1971                                           5.85
11/29/1971                                           5.86
11/30/1971                                           5.84
 12/1/1971                                           5.80
 12/2/1971                                           5.76
 12/3/1971                                           5.72
 12/6/1971                                           5.74
 12/7/1971                                           5.78
 12/8/1971                                           5.75
 12/9/1971                                           5.79
12/10/1971                                           5.77
12/13/1971                                           5.71
12/14/1971                                           5.75
12/15/1971                                           5.76
12/16/1971                                           5.73
12/17/1971                                           5.70
12/20/1971                                           5.73
12/21/1971                                           5.73
12/22/1971                                           5.71
12/23/1971                                           5.64
12/24/1971                                             ND
12/27/1971                                           5.55
12/28/1971                                           5.49
12/29/1971                                           5.54
12/30/1971                                           5.52
12/31/1971                                           5.50
  1/3/1972                                           5.55
  1/4/1972                                           5.55
  1/5/1972                                           5.56
  1/6/1972                                           5.53
  1/7/1972                                           5.51
 1/10/1972                                           5.48
 1/11/1972                                           5.50
 1/12/1972                                           5.50
 1/13/1972                                           5.47
 1/14/1972                                           5.48
 1/17/1972                                           5.52
 1/18/1972                                           5.56
 1/19/1972                                           5.64
 1/20/1972                                           5.66
 1/21/1972                                           5.68
 1/24/1972                                           5.72
 1/25/1972                                           5.68
 1/26/1972                                           5.66
 1/27/1972                                           5.72
 1/28/1972                                           5.74
 1/31/1972                                           5.75
  2/1/1972                                           5.78
  2/2/1972                                           5.75
  2/3/1972                                           5.77
  2/4/1972                                           5.72
  2/7/1972                                           5.73
  2/8/1972                                           5.74
  2/9/1972                                           5.73
 2/10/1972                                           5.69
 2/11/1972                                           5.70
 2/14/1972                                           5.68
 2/15/1972                                           5.67
 2/16/1972                                           5.63
 2/17/1972                                           5.63
 2/18/1972                                           5.64
 2/21/1972                                             ND
 2/22/1972                                           5.64
 2/23/1972                                           5.68
 2/24/1972                                           5.66
 2/25/1972                                           5.65
 2/28/1972                                           5.66
 2/29/1972                                           5.68
  3/1/1972                                           5.66
  3/2/1972                                           5.62
  3/3/1972                                           5.64
  3/6/1972                                           5.66
  3/7/1972                                           5.68
  3/8/1972                                           5.70
  3/9/1972                                           5.74
 3/10/1972                                           5.81
 3/13/1972                                           5.90
 3/14/1972                                           5.91
 3/15/1972                                           5.98
 3/16/1972                                           5.94
 3/17/1972                                           5.98
 3/20/1972                                           5.97
 3/21/1972                                           5.92
 3/22/1972                                           5.88
 3/23/1972                                           5.95
 3/24/1972                                           6.00
 3/27/1972                                           5.99
 3/28/1972                                           6.03
 3/29/1972                                           6.09
 3/30/1972                                           6.10
 3/31/1972                                             ND
  4/3/1972                                           6.15
  4/4/1972                                           6.24
  4/5/1972                                           6.21
  4/6/1972                                           6.22
  4/7/1972                                           6.22
 4/10/1972                                           6.18
 4/11/1972                                           6.23
 4/12/1972                                           6.28
 4/13/1972                                           6.28
 4/14/1972                                           6.23
 4/17/1972                                           6.21
 4/18/1972                                           6.20
 4/19/1972                                           6.20
 4/20/1972                                           6.18
 4/21/1972                                           6.18
 4/24/1972                                           6.17
 4/25/1972                                           6.14
 4/26/1972                                           6.10
 4/27/1972                                           5.90
 4/28/1972                                           5.89
  5/1/1972                                           5.85
  5/2/1972                                           5.88
  5/3/1972                                           5.91
  5/4/1972                                           5.92
  5/5/1972                                           5.91
  5/8/1972                                           5.92
  5/9/1972                                           5.95
 5/10/1972                                           5.92
 5/11/1972                                           5.90
 5/12/1972                                           5.85
 5/15/1972                                           5.84
 5/16/1972                                           5.86
 5/17/1972                                           5.88
 5/18/1972                                           5.86
 5/19/1972                                           5.84
 5/22/1972                                           5.81
 5/23/1972                                           5.78
 5/24/1972                                           5.80
 5/25/1972                                           5.77
 5/26/1972                                           5.77
 5/29/1972                                             ND
 5/30/1972                                           5.75
 5/31/1972                                           5.79
  6/1/1972                                           5.82
  6/2/1972                                           5.84
  6/5/1972                                           5.86
  6/6/1972                                           5.88
  6/7/1972                                           5.86
  6/8/1972                                           5.87
  6/9/1972                                           5.86
 6/12/1972                                           5.86
 6/13/1972                                           5.87
 6/14/1972                                           5.86
 6/15/1972                                           5.86
 6/16/1972                                           5.89
 6/19/1972                                           5.88
 6/20/1972                                           5.90
 6/21/1972                                           5.94
 6/22/1972                                           5.98
 6/23/1972                                           5.98
 6/26/1972                                           6.00
 6/27/1972                                           5.98
 6/28/1972                                           5.96
 6/29/1972                                           6.00
 6/30/1972                                           6.00
  7/3/1972                                           6.00
  7/4/1972                                             ND
  7/5/1972                                           5.96
  7/6/1972                                           5.93
  7/7/1972                                           5.98
 7/10/1972                                           5.98
 7/11/1972                                           5.98
 7/12/1972                                           5.97
 7/13/1972                                           5.96
 7/14/1972                                           5.93
 7/17/1972                                           5.94
 7/18/1972                                           5.96
 7/19/1972                                           5.94
 7/20/1972                                           5.97
 7/21/1972                                           5.99
 7/24/1972                                           5.99
 7/25/1972                                           5.98
 7/26/1972                                           5.98
 7/27/1972                                           6.02
 7/28/1972                                           6.00
 7/31/1972                                           5.98
  8/1/1972                                           5.98
  8/2/1972                                           5.95
  8/3/1972                                           5.96
  8/4/1972                                           5.98
  8/7/1972                                           5.98
  8/8/1972                                           5.97
  8/9/1972                                           5.94
 8/10/1972                                           5.95
 8/11/1972                                           5.95
 8/14/1972                                           5.96
 8/15/1972                                           5.96
 8/16/1972                                           5.96
 8/17/1972                                           5.96
 8/18/1972                                           5.98
 8/21/1972                                           5.98
 8/22/1972                                           5.99
 8/23/1972                                           6.02
 8/24/1972                                           6.04
 8/25/1972                                           6.13
 8/28/1972                                           6.17
 8/29/1972                                           6.19
 8/30/1972                                           6.22
 8/31/1972                                           6.21
  9/1/1972                                           6.20
  9/4/1972                                             ND
  9/5/1972                                           6.24
  9/6/1972                                           6.26
  9/7/1972                                           6.28
  9/8/1972                                           6.30
 9/11/1972                                           6.28
 9/12/1972                                           6.28
 9/13/1972                                           6.31
 9/14/1972                                           6.32
 9/15/1972                                           6.27
 9/18/1972                                           6.22
 9/19/1972                                           6.22
 9/20/1972                                           6.23
 9/21/1972                                           6.25
 9/22/1972                                           6.28
 9/25/1972                                           6.27
 9/26/1972                                           6.22
 9/27/1972                                           6.21
 9/28/1972                                           6.19
 9/29/1972                                           6.18
 10/2/1972                                           6.17
 10/3/1972                                           6.23
 10/4/1972                                           6.20
 10/5/1972                                           6.19
 10/6/1972                                           6.18
 10/9/1972                                             ND
10/10/1972                                           6.15
10/11/1972                                           6.16
10/12/1972                                           6.19
10/13/1972                                           6.19
10/16/1972                                           6.17
10/17/1972                                           6.17
10/18/1972                                           6.19
10/19/1972                                           6.19
10/20/1972                                           6.19
10/23/1972                                             ND
10/24/1972                                           6.16
10/25/1972                                           6.17
10/26/1972                                           6.16
10/27/1972                                           6.18
10/30/1972                                           6.20
10/31/1972                                           6.20
 11/1/1972                                           6.20
 11/2/1972                                           6.15
 11/3/1972                                           6.13
 11/6/1972                                           6.11
 11/7/1972                                             ND
 11/8/1972                                           6.15
 11/9/1972                                           6.16
11/10/1972                                           6.15
11/13/1972                                           6.11
11/14/1972                                           6.10
11/15/1972                                           6.06
11/16/1972                                           6.08
11/17/1972                                           6.10
11/20/1972                                           6.08
11/21/1972                                           6.09
11/22/1972                                           6.09
11/23/1972                                             ND
11/24/1972                                           6.10
11/27/1972                                           6.13
11/28/1972                                           6.12
11/29/1972                                           6.10
11/30/1972                                           6.12
 12/1/1972                                           6.12
 12/4/1972                                           6.13
 12/5/1972                                           6.14
 12/6/1972                                           6.13
 12/7/1972                                           6.12
 12/8/1972                                           6.14
12/11/1972                                           6.15
12/12/1972                                           6.13
12/13/1972                                           6.12
12/14/1972                                           6.11
12/15/1972                                           6.11
12/18/1972                                           6.18
12/19/1972                                           6.18
12/20/1972                                           6.18
12/21/1972                                           6.17
12/22/1972                                           6.19
12/25/1972                                             ND
12/26/1972                                           6.19
12/27/1972                                           6.20
12/28/1972                                           6.22
12/29/1972                                           6.26
  1/1/1973                                             ND
  1/2/1973                                           6.29
  1/3/1973                                           6.26
  1/4/1973                                           6.23
  1/5/1973                                           6.27
  1/8/1973                                           6.30
  1/9/1973                                           6.30
 1/10/1973                                           6.31
 1/11/1973                                           6.31
 1/12/1973                                           6.33
 1/15/1973                                           6.31
 1/16/1973                                           6.32
 1/17/1973                                           6.30
 1/18/1973                                           6.32
 1/19/1973                                           6.36
 1/22/1973                                           6.38
 1/23/1973                                           6.35
 1/24/1973                                           6.39
 1/25/1973                                           6.41
 1/26/1973                                           6.44
 1/29/1973                                           6.44
 1/30/1973                                           6.44
 1/31/1973                                           6.45
  2/1/1973                                           6.56
  2/2/1973                                           6.58
  2/5/1973                                           6.58
  2/6/1973                                           6.58
  2/7/1973                                           6.57
  2/8/1973                                           6.55
  2/9/1973                                           6.51
 2/12/1973                                             ND
 2/13/1973                                           6.54
 2/14/1973                                           6.54
 2/15/1973                                           6.53
 2/16/1973                                           6.55
 2/19/1973                                             ND
 2/20/1973                                           6.65
 2/21/1973                                           6.65
 2/22/1973                                           6.64
 2/23/1973                                           6.60
 2/26/1973                                           6.72
 2/27/1973                                           6.72
 2/28/1973                                           6.73
  3/1/1973                                           6.72
  3/2/1973                                           6.77
  3/5/1973                                           6.79
  3/6/1973                                           6.83
  3/7/1973                                           6.80
  3/8/1973                                           6.83
  3/9/1973                                           6.83
 3/12/1973                                           6.84
 3/13/1973                                           6.81
 3/14/1973                                           6.82
 3/15/1973                                           6.85
 3/16/1973                                           6.92
 3/19/1973                                           6.85
 3/20/1973                                           6.85
 3/21/1973                                           6.83
 3/22/1973                                           6.84
 3/23/1973                                           6.84
 3/26/1973                                           6.76
 3/27/1973                                           6.74
 3/28/1973                                           6.69
 3/29/1973                                           6.68
 3/30/1973                                           6.81
  4/2/1973                                           6.81
  4/3/1973                                           6.77
  4/4/1973                                           6.71
  4/5/1973                                           6.70
  4/6/1973                                           6.59
  4/9/1973                                           6.55
 4/10/1973                                           6.58
 4/11/1973                                           6.63
 4/12/1973                                           6.64
 4/13/1973                                           6.55
 4/16/1973                                           6.57
 4/17/1973                                           6.66
 4/18/1973                                           6.67
 4/19/1973                                           6.71
 4/20/1973                                             ND
 4/23/1973                                           6.76
 4/24/1973                                           6.73
 4/25/1973                                           6.72
 4/26/1973                                           6.67
 4/27/1973                                           6.70
 4/30/1973                                           6.73
  5/1/1973                                           6.77
  5/2/1973                                           6.78
  5/3/1973                                           6.80
  5/4/1973                                           6.83
  5/7/1973                                           6.83
  5/8/1973                                           6.80
  5/9/1973                                           6.78
 5/10/1973                                           6.77
 5/11/1973                                           6.81
 5/14/1973                                           6.80
 5/15/1973                                           6.78
 5/16/1973                                           6.76
 5/17/1973                                           6.81
 5/18/1973                                           6.83
 5/21/1973                                           6.86
 5/22/1973                                           6.86
 5/23/1973                                           6.84
 5/24/1973                                           6.80
 5/25/1973                                           6.78
 5/28/1973                                             ND
 5/29/1973                                           6.80
 5/30/1973                                           6.80
 5/31/1973                                           6.78
  6/1/1973                                           6.78
  6/4/1973                                           6.80
  6/5/1973                                           6.70
  6/6/1973                                           6.57
  6/7/1973                                           6.61
  6/8/1973                                           6.59
 6/11/1973                                           6.62
 6/12/1973                                           6.61
 6/13/1973                                           6.62
 6/14/1973                                           6.62
 6/15/1973                                           6.63
 6/18/1973                                           6.65
 6/19/1973                                           6.66
 6/20/1973                                           6.66
 6/21/1973                                           6.67
 6/22/1973                                           6.70
 6/25/1973                                           6.74
 6/26/1973                                           6.76
 6/27/1973                                           6.78
 6/28/1973                                           6.82
 6/29/1973                                           6.90
  7/2/1973                                           7.00
  7/3/1973                                           7.03
  7/4/1973                                             ND
  7/5/1973                                           7.02
  7/6/1973                                           7.07
  7/9/1973                                           7.18
 7/10/1973                                           7.11
 7/11/1973                                           7.11
 7/12/1973                                           7.12
 7/13/1973                                           7.17
 7/16/1973                                           7.21
 7/17/1973                                           7.22
 7/18/1973                                           7.26
 7/19/1973                                           7.39
 7/20/1973                                           7.48
 7/23/1973                                           7.45
 7/24/1973                                           7.50
 7/25/1973                                           7.56
 7/26/1973                                           7.70
 7/27/1973                                           7.78
 7/30/1973                                           7.80
 7/31/1973                                           7.87
  8/1/1973                                           7.94
  8/2/1973                                           7.86
  8/3/1973                                           7.98
  8/6/1973                                           8.06
  8/7/1973                                           8.13
  8/8/1973                                           7.97
  8/9/1973                                           8.01
 8/10/1973                                           7.96
 8/13/1973                                           7.84
 8/14/1973                                           7.81
 8/15/1973                                           7.71
 8/16/1973                                           7.54
 8/17/1973                                           7.41
 8/20/1973                                           7.50
 8/21/1973                                           7.47
 8/22/1973                                           7.51
 8/23/1973                                           7.31
 8/24/1973                                           7.15
 8/27/1973                                           7.23
 8/28/1973                                           7.31
 8/29/1973                                           7.22
 8/30/1973                                           7.26
 8/31/1973                                           7.28
  9/3/1973                                             ND
  9/4/1973                                           7.22
  9/5/1973                                           7.12
  9/6/1973                                           7.12
  9/7/1973                                           7.10
 9/10/1973                                           7.23
 9/11/1973                                           7.33
 9/12/1973                                           7.33
 9/13/1973                                           7.36
 9/14/1973                                           7.29
 9/17/1973                                           7.11
 9/18/1973                                           6.99
 9/19/1973                                           7.02
 9/20/1973                                           6.95
 9/21/1973                                           6.91
 9/24/1973                                           6.81
 9/25/1973                                           6.79
 9/26/1973                                           6.82
 9/27/1973                                           6.80
 9/28/1973                                           6.72
 10/1/1973                                           6.75
 10/2/1973                                           6.88
 10/3/1973                                           6.82
 10/4/1973                                           6.88
 10/5/1973                                           6.72
 10/8/1973                                             ND
 10/9/1973                                           6.68
10/10/1973                                           6.74
10/11/1973                                           6.74
10/12/1973                                           6.68
10/15/1973                                           6.75
10/16/1973                                           6.80
10/17/1973                                           6.79
10/18/1973                                           6.77
10/19/1973                                           6.75
10/22/1973                                             ND
10/23/1973                                           6.80
10/24/1973                                           6.81
10/25/1973                                           6.76
10/26/1973                                           6.76
10/29/1973                                           6.77
10/30/1973                                           6.75
10/31/1973                                           6.80
 11/1/1973                                           6.83
 11/2/1973                                           6.85
 11/5/1973                                           7.00
 11/6/1973                                             ND
 11/7/1973                                           6.98
 11/8/1973                                           6.91
 11/9/1973                                           6.93
11/12/1973                                           7.03
11/13/1973                                           7.16
11/14/1973                                           7.19
11/15/1973                                           7.10
11/16/1973                                           7.05
11/19/1973                                           6.91
11/20/1973                                           6.90
11/21/1973                                           6.80
11/22/1973                                             ND
11/23/1973                                           6.81
11/26/1973                                           6.76
11/27/1973                                           6.77
11/28/1973                                           6.80
11/29/1973                                           6.80
11/30/1973                                           6.77
 12/3/1973                                           6.84
 12/4/1973                                           6.85
 12/5/1973                                           6.90
 12/6/1973                                           6.91
 12/7/1973                                           6.88
12/10/1973                                           6.72
12/11/1973                                           6.77
12/12/1973                                           6.73
12/13/1973                                           6.76
12/14/1973                                           6.74
12/17/1973                                           6.71
12/18/1973                                           6.75
12/19/1973                                           6.75
12/20/1973                                           6.73
12/21/1973                                           6.75
12/24/1973                                             ND
12/25/1973                                             ND
12/26/1973                                           6.87
12/27/1973                                           6.84
12/28/1973                                           6.81
12/31/1973                                           6.83
  1/1/1974                                             ND
  1/2/1974                                           6.86
  1/3/1974                                           6.83
  1/4/1974                                           6.83
  1/7/1974                                           6.86
  1/8/1974                                           6.87
  1/9/1974                                           6.87
 1/10/1974                                           6.91
 1/11/1974                                           6.96
 1/14/1974                                           6.98
 1/15/1974                                           6.94
 1/16/1974                                           6.96
 1/17/1974                                           6.93
 1/18/1974                                           6.94
 1/21/1974                                           6.99
 1/22/1974                                           7.05
 1/23/1974                                           7.08
 1/24/1974                                           7.06
 1/25/1974                                           7.06
 1/28/1974                                           7.01
 1/29/1974                                           7.00
 1/30/1974                                           6.97
 1/31/1974                                           6.91
  2/1/1974                                           6.85
  2/4/1974                                           6.80
  2/5/1974                                           6.80
  2/6/1974                                           6.77
  2/7/1974                                           6.82
  2/8/1974                                           6.79
 2/11/1974                                           6.78
 2/12/1974                                             ND
 2/13/1974                                           6.76
 2/14/1974                                           6.72
 2/15/1974                                           6.74
 2/18/1974                                             ND
 2/19/1974                                           6.76
 2/20/1974                                           6.77
 2/21/1974                                           6.81
 2/22/1974                                           6.82
 2/25/1974                                           6.83
 2/26/1974                                           6.94
 2/27/1974                                           6.96
 2/28/1974                                           6.98
  3/1/1974                                           7.06
  3/4/1974                                           7.08
  3/5/1974                                           7.08
  3/6/1974                                           7.02
  3/7/1974                                           7.01
  3/8/1974                                           7.09
 3/11/1974                                           7.12
 3/12/1974                                           7.12
 3/13/1974                                           7.16
 3/14/1974                                           7.14
 3/15/1974                                           7.22
 3/18/1974                                           7.32
 3/19/1974                                           7.33
 3/20/1974                                           7.40
 3/21/1974                                           7.56
 3/22/1974                                           7.65
 3/25/1974                                           7.68
 3/26/1974                                           7.62
 3/27/1974                                           7.59
 3/28/1974                                           7.67
 3/29/1974                                           7.65
  4/1/1974                                           7.67
  4/2/1974                                           7.71
  4/3/1974                                           7.75
  4/4/1974                                           7.88
  4/5/1974                                           7.97
  4/8/1974                                           7.92
  4/9/1974                                           7.92
 4/10/1974                                           7.84
 4/11/1974                                           7.83
 4/12/1974                                             ND
 4/15/1974                                           7.75
 4/16/1974                                           7.88
 4/17/1974                                           7.88
 4/18/1974                                           7.97
 4/19/1974                                           7.93
 4/22/1974                                           7.95
 4/23/1974                                           7.96
 4/24/1974                                           7.95
 4/25/1974                                           8.04
 4/26/1974                                           8.11
 4/29/1974                                           8.20
 4/30/1974                                           8.21
  5/1/1974                                           8.16
  5/2/1974                                           8.20
  5/3/1974                                           8.35
  5/6/1974                                           8.42
  5/7/1974                                           8.56
  5/8/1974                                           8.46
  5/9/1974                                           8.47
 5/10/1974                                           8.19
 5/13/1974                                           8.06
 5/14/1974                                           8.13
 5/15/1974                                           8.10
 5/16/1974                                           8.12
 5/17/1974                                           8.21
 5/20/1974                                           8.21
 5/21/1974                                           8.13
 5/22/1974                                           8.07
 5/23/1974                                           7.98
 5/24/1974                                           7.94
 5/27/1974                                             ND
 5/28/1974                                           8.05
 5/29/1974                                           8.06
 5/30/1974                                           8.02
 5/31/1974                                           8.06
  6/3/1974                                           8.11
  6/4/1974                                           8.02
  6/5/1974                                           8.04
  6/6/1974                                           8.00
  6/7/1974                                           7.93
 6/10/1974                                           7.93
 6/11/1974                                           7.95
 6/12/1974                                           8.03
 6/13/1974                                           8.10
 6/14/1974                                           8.06
 6/17/1974                                           8.01
 6/18/1974                                           8.06
 6/19/1974                                           8.06
 6/20/1974                                           8.07
 6/21/1974                                           8.10
 6/24/1974                                           8.22
 6/25/1974                                           8.29
 6/26/1974                                           8.25
 6/27/1974                                           8.36
 6/28/1974                                           8.33
  7/1/1974                                           8.38
  7/2/1974                                           8.35
  7/3/1974                                           8.43
  7/4/1974                                             ND
  7/5/1974                                           8.51
  7/8/1974                                           8.63
  7/9/1974                                           8.63
 7/10/1974                                           8.58
 7/11/1974                                           8.54
 7/12/1974                                           8.41
 7/15/1974                                           8.42
 7/16/1974                                           8.42
 7/17/1974                                           8.38
 7/18/1974                                           8.38
 7/19/1974                                           8.29
 7/22/1974                                           8.18
 7/23/1974                                           8.15
 7/24/1974                                           8.06
 7/25/1974                                           8.04
 7/26/1974                                           8.24
 7/29/1974                                           8.32
 7/30/1974                                           8.47
 7/31/1974                                           8.46
  8/1/1974                                           8.57
  8/2/1974                                           8.68
  8/5/1974                                           8.61
  8/6/1974                                           8.53
  8/7/1974                                           8.62
  8/8/1974                                           8.59
  8/9/1974                                           8.62
 8/12/1974                                           8.58
 8/13/1974                                           8.60
 8/14/1974                                           8.58
 8/15/1974                                           8.57
 8/16/1974                                           8.53
 8/19/1974                                           8.53
 8/20/1974                                           8.56
 8/21/1974                                           8.65
 8/22/1974                                           8.74
 8/23/1974                                           8.79
 8/26/1974                                           8.77
 8/27/1974                                           8.72
 8/28/1974                                           8.71
 8/29/1974                                           8.68
 8/30/1974                                           8.63
  9/2/1974                                             ND
  9/3/1974                                           8.65
  9/4/1974                                           8.63
  9/5/1974                                           8.59
  9/6/1974                                           8.57
  9/9/1974                                           8.49
 9/10/1974                                           8.50
 9/11/1974                                           8.49
 9/12/1974                                           8.57
 9/13/1974                                           8.53
 9/16/1974                                           8.45
 9/17/1974                                           8.41
 9/18/1974                                           8.35
 9/19/1974                                           8.30
 9/20/1974                                           8.26
 9/23/1974                                           8.15
 9/24/1974                                           8.16
 9/25/1974                                           8.16
 9/26/1974                                           8.11
 9/27/1974                                           8.07
 9/30/1974                                           8.05
 10/1/1974                                           8.11
 10/2/1974                                           8.13
 10/3/1974                                           8.14
 10/4/1974                                           8.05
 10/7/1974                                           7.98
 10/8/1974                                           7.97
 10/9/1974                                           8.02
10/10/1974                                           7.99
10/11/1974                                           7.93
10/14/1974                                             ND
10/15/1974                                           7.92
10/16/1974                                           7.96
10/17/1974                                           7.98
10/18/1974                                           7.88
10/21/1974                                           7.85
10/22/1974                                           7.86
10/23/1974                                           7.88
10/24/1974                                           7.90
10/25/1974                                           7.92
10/28/1974                                           7.98
10/29/1974                                           7.95
10/30/1974                                           7.95
10/31/1974                                           7.94
 11/1/1974                                           7.95
 11/4/1974                                           7.91
 11/5/1974                                             ND
 11/6/1974                                           7.87
 11/7/1974                                           7.81
 11/8/1974                                           7.79
11/11/1974                                             ND
11/12/1974                                           7.76
11/13/1974                                           7.76
11/14/1974                                           7.70
11/15/1974                                           7.60
11/18/1974                                           7.61
11/19/1974                                           7.60
11/20/1974                                           7.55
11/21/1974                                           7.55
11/22/1974                                           7.54
11/25/1974                                           7.53
11/26/1974                                           7.56
11/27/1974                                           7.56
11/28/1974                                             ND
11/29/1974                                           7.56
 12/2/1974                                           7.60
 12/3/1974                                           7.64
 12/4/1974                                           7.57
 12/5/1974                                           7.52
 12/6/1974                                           7.47
 12/9/1974                                           7.25
12/10/1974                                           7.27
12/11/1974                                           7.22
12/12/1974                                           7.26
12/13/1974                                           7.20
12/16/1974                                           7.21
12/17/1974                                           7.13
12/18/1974                                           7.09
12/19/1974                                           7.10
12/20/1974                                           7.10
12/23/1974                                           7.29
12/24/1974                                           7.33
12/25/1974                                             ND
12/26/1974                                           7.27
12/27/1974                                           7.27
12/30/1974                                           7.34
12/31/1974                                           7.36
  1/1/1975                                             ND
  1/2/1975                                           7.34
  1/3/1975                                           7.36
  1/6/1975                                           7.34
  1/7/1975                                           7.35
  1/8/1975                                           7.32
  1/9/1975                                           7.29
 1/10/1975                                           7.34
 1/13/1975                                           7.40
 1/14/1975                                           7.41
 1/15/1975                                           7.49
 1/16/1975                                           7.48
 1/17/1975                                           7.45
 1/20/1975                                           7.54
 1/21/1975                                           7.48
 1/22/1975                                           7.45
 1/23/1975                                           7.50
 1/24/1975                                           7.45
 1/27/1975                                           7.44
 1/28/1975                                           7.42
 1/29/1975                                           7.38
 1/30/1975                                           7.35
 1/31/1975                                           7.34
  2/3/1975                                           7.25
  2/4/1975                                           7.19
  2/5/1975                                           7.08
  2/6/1975                                           7.11
  2/7/1975                                           7.11
 2/10/1975                                           7.22
 2/11/1975                                           7.19
 2/12/1975                                             ND
 2/13/1975                                           7.19
 2/14/1975                                           7.07
 2/17/1975                                             ND
 2/18/1975                                           7.00
 2/19/1975                                           6.93
 2/20/1975                                           7.00
 2/21/1975                                           7.03
 2/24/1975                                           7.03
 2/25/1975                                           7.13
 2/26/1975                                           7.20
 2/27/1975                                           7.17
 2/28/1975                                           7.13
  3/3/1975                                           7.20
  3/4/1975                                           7.22
  3/5/1975                                           7.14
  3/6/1975                                           7.16
  3/7/1975                                           7.21
 3/10/1975                                           7.25
 3/11/1975                                           7.20
 3/12/1975                                           7.20
 3/13/1975                                           7.19
 3/14/1975                                           7.21
 3/17/1975                                           7.32
 3/18/1975                                           7.31
 3/19/1975                                           7.39
 3/20/1975                                           7.37
 3/21/1975                                           7.40
 3/24/1975                                           7.45
 3/25/1975                                           7.43
 3/26/1975                                           7.46
 3/27/1975                                           7.46
 3/28/1975                                             ND
 3/31/1975                                           7.50
  4/1/1975                                           7.65
  4/2/1975                                           7.82
  4/3/1975                                           7.83
  4/4/1975                                           7.84
  4/7/1975                                           8.06
  4/8/1975                                           7.97
  4/9/1975                                           7.93
 4/10/1975                                           7.97
 4/11/1975                                           7.96
 4/14/1975                                           7.90
 4/15/1975                                           7.90
 4/16/1975                                           7.90
 4/17/1975                                           7.99
 4/18/1975                                           8.05
 4/21/1975                                           8.16
 4/22/1975                                           8.13
 4/23/1975                                           8.09
 4/24/1975                                           8.07
 4/25/1975                                           8.07
 4/28/1975                                           8.17
 4/29/1975                                           8.12
 4/30/1975                                           8.12
  5/1/1975                                           8.13
  5/2/1975                                           7.86
  5/5/1975                                           7.83
  5/6/1975                                           7.89
  5/7/1975                                           7.82
  5/8/1975                                           7.78
  5/9/1975                                           7.79
 5/12/1975                                           7.74
 5/13/1975                                           7.70
 5/14/1975                                           7.64
 5/15/1975                                           7.68
 5/16/1975                                           7.64
 5/19/1975                                           7.62
 5/20/1975                                           7.59
 5/21/1975                                           7.60
 5/22/1975                                           7.63
 5/23/1975                                           7.61
 5/26/1975                                             ND
 5/27/1975                                           7.60
 5/28/1975                                           7.64
 5/29/1975                                           7.72
 5/30/1975                                           7.61
  6/2/1975                                           7.62
  6/3/1975                                           7.62
  6/4/1975                                           7.57
  6/5/1975                                           7.52
  6/6/1975                                           7.48
  6/9/1975                                           7.36
 6/10/1975                                           7.35
 6/11/1975                                           7.23
 6/12/1975                                           7.24
 6/13/1975                                           7.22
 6/16/1975                                           7.21
 6/17/1975                                           7.30
 6/18/1975                                           7.41
 6/19/1975                                           7.44
 6/20/1975                                           7.62
 6/23/1975                                           7.64
 6/24/1975                                           7.64
 6/25/1975                                           7.83
 6/26/1975                                           7.85
 6/27/1975                                           7.78
 6/30/1975                                           7.82
  7/1/1975                                           7.85
  7/2/1975                                           7.88
  7/3/1975                                           7.94
  7/4/1975                                             ND
  7/7/1975                                           7.93
  7/8/1975                                           7.86
  7/9/1975                                           7.88
 7/10/1975                                           7.92
 7/11/1975                                           7.82
 7/14/1975                                           7.77
 7/15/1975                                           7.82
 7/16/1975                                           7.89
 7/17/1975                                           7.88
 7/18/1975                                           7.92
 7/21/1975                                           7.97
 7/22/1975                                           7.98
 7/23/1975                                           7.96
 7/24/1975                                           7.96
 7/25/1975                                           8.00
 7/28/1975                                           7.98
 7/29/1975                                           8.00
 7/30/1975                                           8.03
 7/31/1975                                           8.07
  8/1/1975                                           8.18
  8/4/1975                                           8.26
  8/5/1975                                           8.28
  8/6/1975                                           8.29
  8/7/1975                                           8.40
  8/8/1975                                           8.32
 8/11/1975                                           8.25
 8/12/1975                                           8.34
 8/13/1975                                           8.33
 8/14/1975                                           8.39
 8/15/1975                                           8.44
 8/18/1975                                           8.40
 8/19/1975                                           8.36
 8/20/1975                                           8.38
 8/21/1975                                           8.46
 8/22/1975                                           8.40
 8/25/1975                                           8.42
 8/26/1975                                           8.34
 8/27/1975                                           8.27
 8/28/1975                                           8.22
 8/29/1975                                           8.16
  9/1/1975                                             ND
  9/2/1975                                           8.20
  9/3/1975                                           8.21
  9/4/1975                                           8.22
  9/5/1975                                           8.31
  9/8/1975                                           8.31
  9/9/1975                                           8.35
 9/10/1975                                           8.41
 9/11/1975                                           8.52
 9/12/1975                                           8.53
 9/15/1975                                           8.56
 9/16/1975                                           8.56
 9/17/1975                                           8.48
 9/18/1975                                           8.45
 9/19/1975                                           8.34
 9/22/1975                                           8.22
 9/23/1975                                           8.27
 9/24/1975                                           8.22
 9/25/1975                                           8.30
 9/26/1975                                           8.40
 9/29/1975                                           8.40
 9/30/1975                                           8.42
 10/1/1975                                           8.40
 10/2/1975                                           8.35
 10/3/1975                                           8.13
 10/6/1975                                           8.12
 10/7/1975                                           8.19
 10/8/1975                                           8.18
 10/9/1975                                           8.15
10/10/1975                                           8.04
10/13/1975                                             ND
10/14/1975                                           8.10
10/15/1975                                           8.10
10/16/1975                                           7.91
10/17/1975                                           7.92
10/20/1975                                           7.92
10/21/1975                                           7.87
10/22/1975                                           7.87
10/23/1975                                           7.77
10/24/1975                                           7.79
10/27/1975                                           7.82
10/28/1975                                           7.80
10/29/1975                                           7.72
10/30/1975                                           7.62
10/31/1975                                           7.66
 11/3/1975                                           7.75
 11/4/1975                                             ND
 11/5/1975                                           7.65
 11/6/1975                                           7.69
 11/7/1975                                           7.59
11/10/1975                                           7.54
11/11/1975                                             ND
11/12/1975                                           7.62
11/13/1975                                           7.68
11/14/1975                                           7.84
11/17/1975                                           7.87
11/18/1975                                           7.91
11/19/1975                                           7.94
11/20/1975                                           7.88
11/21/1975                                           8.01
11/24/1975                                           7.90
11/25/1975                                           7.93
11/26/1975                                           7.92
11/27/1975                                             ND
11/28/1975                                           7.90
 12/1/1975                                           7.87
 12/2/1975                                           7.86
 12/3/1975                                           7.84
 12/4/1975                                           7.89
 12/5/1975                                           7.88
 12/8/1975                                           7.97
 12/9/1975                                           8.00
12/10/1975                                           8.00
12/11/1975                                           7.94
12/12/1975                                           7.91
12/15/1975                                           7.87
12/16/1975                                           7.82
12/17/1975                                           7.70
12/18/1975                                           7.73
12/19/1975                                           7.61
12/22/1975                                           7.64
12/23/1975                                           7.62
12/24/1975                                           7.59
12/25/1975                                             ND
12/26/1975                                           7.48
12/29/1975                                           7.51
12/30/1975                                           7.46
12/31/1975                                           7.50
  1/1/1976                                             ND
  1/2/1976                                           7.54
  1/5/1976                                           7.50
  1/6/1976                                           7.41
  1/7/1976                                           7.43
  1/8/1976                                           7.47
  1/9/1976                                           7.37
 1/12/1976                                           7.34
 1/13/1976                                           7.34
 1/14/1976                                           7.41
 1/15/1976                                           7.47
 1/16/1976                                           7.53
 1/19/1976                                           7.46
 1/20/1976                                           7.52
 1/21/1976                                           7.48
 1/22/1976                                           7.51
 1/23/1976                                           7.45
 1/26/1976                                           7.47
 1/27/1976                                           7.48
 1/28/1976                                           7.52
 1/29/1976                                           7.46
 1/30/1976                                           7.43
  2/2/1976                                           7.44
  2/3/1976                                           7.46
  2/4/1976                                           7.50
  2/5/1976                                           7.47
  2/6/1976                                           7.49
  2/9/1976                                           7.47
 2/10/1976                                           7.49
 2/11/1976                                           7.50
 2/12/1976                                             ND
 2/13/1976                                           7.50
 2/16/1976                                             ND
 2/17/1976                                           7.44
 2/18/1976                                           7.47
 2/19/1976                                           7.45
 2/20/1976                                           7.41
 2/23/1976                                           7.39
 2/24/1976                                           7.39
 2/25/1976                                           7.37
 2/26/1976                                           7.37
 2/27/1976                                           7.46
  3/1/1976                                           7.57
  3/2/1976                                           7.53
  3/3/1976                                           7.56
  3/4/1976                                           7.61
  3/5/1976                                           7.56
  3/8/1976                                           7.54
  3/9/1976                                           7.56
 3/10/1976                                           7.56
 3/11/1976                                           7.56
 3/12/1976                                           7.50
 3/15/1976                                           7.52
 3/16/1976                                           7.54
 3/17/1976                                           7.52
 3/18/1976                                           7.48
 3/19/1976                                           7.49
 3/22/1976                                           7.43
 3/23/1976                                           7.41
 3/24/1976                                           7.40
 3/25/1976                                           7.38
 3/26/1976                                           7.38
 3/29/1976                                           7.37
 3/30/1976                                           7.40
 3/31/1976                                           7.39
  4/1/1976                                           7.44
  4/2/1976                                           7.38
  4/5/1976                                           7.34
  4/6/1976                                           7.31
  4/7/1976                                           7.29
  4/8/1976                                           7.24
  4/9/1976                                           7.23
 4/12/1976                                           7.20
 4/13/1976                                           7.16
 4/14/1976                                           7.14
 4/15/1976                                           7.14
 4/16/1976                                             ND
 4/19/1976                                           7.18
 4/20/1976                                           7.17
 4/21/1976                                           7.12
 4/22/1976                                           7.19
 4/23/1976                                           7.31
 4/26/1976                                           7.30
 4/27/1976                                           7.31
 4/28/1976                                           7.28
 4/29/1976                                           7.25
 4/30/1976                                           7.34
  5/3/1976                                           7.36
  5/4/1976                                           7.31
  5/5/1976                                           7.34
  5/6/1976                                           7.37
  5/7/1976                                           7.45
 5/10/1976                                           7.51
 5/11/1976                                           7.52
 5/12/1976                                           7.54
 5/13/1976                                           7.53
 5/14/1976                                           7.59
 5/17/1976                                           7.63
 5/18/1976                                           7.63
 5/19/1976                                           7.64
 5/20/1976                                           7.71
 5/21/1976                                           7.81
 5/24/1976                                           7.76
 5/25/1976                                           7.72
 5/26/1976                                           7.78
 5/27/1976                                           7.82
 5/28/1976                                           7.78
 5/31/1976                                             ND
  6/1/1976                                           7.71
  6/2/1976                                           7.74
  6/3/1976                                           7.75
  6/4/1976                                           7.67
  6/7/1976                                           7.64
  6/8/1976                                           7.67
  6/9/1976                                           7.66
 6/10/1976                                           7.61
 6/11/1976                                           7.58
 6/14/1976                                           7.56
 6/15/1976                                           7.59
 6/16/1976                                           7.62
 6/17/1976                                           7.60
 6/18/1976                                           7.54
 6/21/1976                                           7.51
 6/22/1976                                           7.53
 6/23/1976                                           7.53
 6/24/1976                                           7.53
 6/25/1976                                           7.56
 6/28/1976                                           7.58
 6/29/1976                                           7.59
 6/30/1976                                           7.58
  7/1/1976                                           7.59
  7/2/1976                                           7.57
  7/5/1976                                             ND
  7/6/1976                                           7.55
  7/7/1976                                           7.57
  7/8/1976                                           7.52
  7/9/1976                                           7.45
 7/12/1976                                           7.40
 7/13/1976                                           7.42
 7/14/1976                                           7.43
 7/15/1976                                           7.38
 7/16/1976                                           7.47
 7/19/1976                                           7.51
 7/20/1976                                           7.52
 7/21/1976                                           7.51
 7/22/1976                                           7.52
 7/23/1976                                           7.50
 7/26/1976                                           7.51
 7/27/1976                                           7.44
 7/28/1976                                           7.48
 7/29/1976                                           7.43
 7/30/1976                                           7.47
  8/2/1976                                           7.54
  8/3/1976                                           7.50
  8/4/1976                                           7.45
  8/5/1976                                           7.40
  8/6/1976                                           7.37
  8/9/1976                                           7.38
 8/10/1976                                           7.37
 8/11/1976                                           7.33
 8/12/1976                                           7.33
 8/13/1976                                           7.28
 8/16/1976                                           7.23
 8/17/1976                                           7.26
 8/18/1976                                           7.26
 8/19/1976                                           7.29
 8/20/1976                                           7.28
 8/23/1976                                           7.23
 8/24/1976                                           7.22
 8/25/1976                                           7.19
 8/26/1976                                           7.19
 8/27/1976                                           7.26
 8/30/1976                                           7.23
 8/31/1976                                           7.16
  9/1/1976                                           7.14
  9/2/1976                                           7.18
  9/3/1976                                           7.16
  9/6/1976                                             ND
  9/7/1976                                           7.15
  9/8/1976                                           7.16
  9/9/1976                                           7.19
 9/10/1976                                           7.17
 9/13/1976                                           7.20
 9/14/1976                                           7.18
 9/15/1976                                           7.17
 9/16/1976                                           7.13
 9/17/1976                                           7.04
 9/20/1976                                           7.07
 9/21/1976                                           7.06
 9/22/1976                                           7.09
 9/23/1976                                           7.09
 9/24/1976                                           7.18
 9/27/1976                                           7.14
 9/28/1976                                           7.09
 9/29/1976                                           7.08
 9/30/1976                                           7.05
 10/1/1976                                           6.95
 10/4/1976                                           6.94
 10/5/1976                                           6.94
 10/6/1976                                           6.88
 10/7/1976                                           6.86
 10/8/1976                                           6.71
10/11/1976                                             ND
10/12/1976                                           6.64
10/13/1976                                           6.66
10/14/1976                                           6.63
10/15/1976                                           6.55
10/18/1976                                           6.55
10/19/1976                                           6.60
10/20/1976                                           6.64
10/21/1976                                           6.67
10/22/1976                                           6.78
10/25/1976                                           6.87
10/26/1976                                           6.83
10/27/1976                                           6.80
10/28/1976                                           6.76
10/29/1976                                           6.78
 11/1/1976                                           6.70
 11/2/1976                                             ND
 11/3/1976                                           6.79
 11/4/1976                                           6.72
 11/5/1976                                           6.75
 11/8/1976                                           6.82
 11/9/1976                                           6.82
11/10/1976                                           6.78
11/11/1976                                             ND
11/12/1976                                           6.73
11/15/1976                                           6.70
11/16/1976                                           6.60
11/17/1976                                           6.56
11/18/1976                                           6.59
11/19/1976                                           6.44
11/22/1976                                           6.30
11/23/1976                                           6.28
11/24/1976                                           6.23
11/25/1976                                             ND
11/26/1976                                           5.99
11/29/1976                                           6.02
11/30/1976                                           6.05
 12/1/1976                                           6.02
 12/2/1976                                           6.00
 12/3/1976                                           6.03
 12/6/1976                                           6.05
 12/7/1976                                           6.09
 12/8/1976                                           6.13
 12/9/1976                                           6.14
12/10/1976                                           6.02
12/13/1976                                           6.16
12/14/1976                                           6.13
12/15/1976                                           6.14
12/16/1976                                           6.14
12/17/1976                                           6.11
12/20/1976                                           6.08
12/21/1976                                           6.14
12/22/1976                                           6.12
12/23/1976                                           6.11
12/24/1976                                             ND
12/27/1976                                           6.13
12/28/1976                                           6.15
12/29/1976                                           6.16
12/30/1976                                           6.12
12/31/1976                                           6.13
  1/3/1977                                           6.16
  1/4/1977                                           6.19
  1/5/1977                                           6.18
  1/6/1977                                           6.23
  1/7/1977                                           6.42
 1/10/1977                                           6.60
 1/11/1977                                           6.68
 1/12/1977                                           6.60
 1/13/1977                                           6.50
 1/14/1977                                           6.59
 1/17/1977                                           6.60
 1/18/1977                                           6.70
 1/19/1977                                           6.64
 1/20/1977                                           6.64
 1/21/1977                                           6.68
 1/24/1977                                           6.77
 1/25/1977                                           6.74
 1/26/1977                                           6.76
 1/27/1977                                           6.88
 1/28/1977                                           6.86
 1/31/1977                                           6.83
  2/1/1977                                           6.91
  2/2/1977                                           7.02
  2/3/1977                                           6.93
  2/4/1977                                           6.70
  2/7/1977                                           6.75
  2/8/1977                                           6.76
  2/9/1977                                           6.73
 2/10/1977                                           6.76
 2/11/1977                                           6.76
 2/14/1977                                           6.76
 2/15/1977                                           6.72
 2/16/1977                                           6.70
 2/17/1977                                           6.67
 2/18/1977                                           6.82
 2/21/1977                                             ND
 2/22/1977                                           6.84
 2/23/1977                                           6.95
 2/24/1977                                           7.02
 2/25/1977                                           6.99
 2/28/1977                                           6.98
  3/1/1977                                           6.99
  3/2/1977                                           6.93
  3/3/1977                                           6.90
  3/4/1977                                           6.98
  3/7/1977                                           6.99
  3/8/1977                                           6.99
  3/9/1977                                           6.97
 3/10/1977                                           6.95
 3/11/1977                                           6.90
 3/14/1977                                           6.89
 3/15/1977                                           6.87
 3/16/1977                                           6.90
 3/17/1977                                           6.94
 3/18/1977                                           6.90
 3/21/1977                                           6.88
 3/22/1977                                           6.87
 3/23/1977                                           6.88
 3/24/1977                                           6.90
 3/25/1977                                           6.94
 3/28/1977                                           6.96
 3/29/1977                                           6.93
 3/30/1977                                           6.95
 3/31/1977                                           6.94
  4/1/1977                                           6.92
  4/4/1977                                           6.94
  4/5/1977                                           6.95
  4/6/1977                                           6.95
  4/7/1977                                           6.93
  4/8/1977                                             ND
 4/11/1977                                           6.84
 4/12/1977                                           6.83
 4/13/1977                                           6.81
 4/14/1977                                           6.56
 4/15/1977                                           6.60
 4/18/1977                                           6.61
 4/19/1977                                           6.66
 4/20/1977                                           6.71
 4/21/1977                                           6.72
 4/22/1977                                           6.80
 4/25/1977                                           6.82
 4/26/1977                                           6.76
 4/27/1977                                           6.75
 4/28/1977                                           6.78
 4/29/1977                                           6.90
  5/2/1977                                           6.94
  5/3/1977                                           6.90
  5/4/1977                                           6.89
  5/5/1977                                           6.94
  5/6/1977                                           7.00
  5/9/1977                                           6.97
 5/10/1977                                           6.99
 5/11/1977                                           7.03
 5/12/1977                                           6.98
 5/13/1977                                           6.94
 5/16/1977                                           6.92
 5/17/1977                                           6.91
 5/18/1977                                           6.89
 5/19/1977                                           7.00
 5/20/1977                                           7.01
 5/23/1977                                           6.99
 5/24/1977                                           6.93
 5/25/1977                                           6.88
 5/26/1977                                           6.86
 5/27/1977                                           6.88
 5/30/1977                                             ND
 5/31/1977                                           6.87
  6/1/1977                                           6.87
  6/2/1977                                           6.87
  6/3/1977                                           6.86
  6/6/1977                                           6.87
  6/7/1977                                           6.85
  6/8/1977                                           6.84
  6/9/1977                                           6.85
 6/10/1977                                           6.78
 6/13/1977                                           6.74
 6/14/1977                                           6.68
 6/15/1977                                           6.73
 6/16/1977                                           6.74
 6/17/1977                                           6.72
 6/20/1977                                           6.74
 6/21/1977                                           6.74
 6/22/1977                                           6.70
 6/23/1977                                           6.72
 6/24/1977                                           6.68
 6/27/1977                                           6.65
 6/28/1977                                           6.64
 6/29/1977                                           6.68
 6/30/1977                                           6.70
  7/1/1977                                           6.71
  7/4/1977                                             ND
  7/5/1977                                           6.75
  7/6/1977                                           6.78
  7/7/1977                                           6.78
  7/8/1977                                           6.82
 7/11/1977                                           6.83
 7/12/1977                                           6.81
 7/13/1977                                           6.75
 7/14/1977                                             ND
 7/15/1977                                           6.82
 7/18/1977                                           6.84
 7/19/1977                                           6.83
 7/20/1977                                           6.85
 7/21/1977                                           6.89
 7/22/1977                                           6.88
 7/25/1977                                           6.86
 7/26/1977                                           6.86
 7/27/1977                                           6.94
 7/28/1977                                           7.01
 7/29/1977                                           7.03
  8/1/1977                                           7.02
  8/2/1977                                           7.05
  8/3/1977                                           7.02
  8/4/1977                                           7.05
  8/5/1977                                           7.02
  8/8/1977                                           7.01
  8/9/1977                                           7.06
 8/10/1977                                           7.07
 8/11/1977                                           7.08
 8/12/1977                                           7.10
 8/15/1977                                           7.11
 8/16/1977                                           7.12
 8/17/1977                                           7.08
 8/18/1977                                           7.06
 8/19/1977                                           7.04
 8/22/1977                                           7.05
 8/23/1977                                           7.02
 8/24/1977                                           7.01
 8/25/1977                                           6.98
 8/26/1977                                           6.93
 8/29/1977                                           6.90
 8/30/1977                                           6.93
 8/31/1977                                           6.94
  9/1/1977                                           6.97
  9/2/1977                                           6.93
  9/5/1977                                             ND
  9/6/1977                                           6.90
  9/7/1977                                           6.95
  9/8/1977                                           6.96
  9/9/1977                                           7.09
 9/12/1977                                           7.10
 9/13/1977                                           7.06
 9/14/1977                                           7.05
 9/15/1977                                           7.04
 9/16/1977                                           7.02
 9/19/1977                                           7.02
 9/20/1977                                           7.04
 9/21/1977                                           7.05
 9/22/1977                                           7.08
 9/23/1977                                           7.09
 9/26/1977                                           7.14
 9/27/1977                                           7.07
 9/28/1977                                           7.08
 9/29/1977                                           7.10
 9/30/1977                                           7.11
 10/3/1977                                           7.13
 10/4/1977                                           7.15
 10/5/1977                                           7.16
 10/6/1977                                           7.23
 10/7/1977                                           7.25
10/10/1977                                             ND
10/11/1977                                           7.30
10/12/1977                                           7.34
10/13/1977                                           7.34
10/14/1977                                           7.31
10/17/1977                                           7.33
10/18/1977                                           7.36
10/19/1977                                           7.35
10/20/1977                                           7.36
10/21/1977                                           7.39
10/24/1977                                           7.39
10/25/1977                                           7.41
10/26/1977                                           7.40
10/27/1977                                           7.38
10/28/1977                                           7.38
10/31/1977                                           7.44
 11/1/1977                                           7.47
 11/2/1977                                           7.47
 11/3/1977                                           7.45
 11/4/1977                                           7.42
 11/7/1977                                           7.40
 11/8/1977                                             ND
 11/9/1977                                           7.35
11/10/1977                                           7.34
11/11/1977                                             ND
11/14/1977                                           7.24
11/15/1977                                           7.26
11/16/1977                                           7.28
11/17/1977                                           7.28
11/18/1977                                           7.28
11/21/1977                                           7.30
11/22/1977                                           7.30
11/23/1977                                           7.30
11/24/1977                                             ND
11/25/1977                                           7.31
11/28/1977                                           7.31
11/29/1977                                           7.32
11/30/1977                                           7.36
 12/1/1977                                           7.38
 12/2/1977                                           7.40
 12/5/1977                                           7.40
 12/6/1977                                           7.44
 12/7/1977                                           7.45
 12/8/1977                                           7.46
 12/9/1977                                           7.45
12/12/1977                                           7.46
12/13/1977                                           7.46
12/14/1977                                           7.46
12/15/1977                                           7.46
12/16/1977                                           7.44
12/19/1977                                           7.48
12/20/1977                                           7.50
12/21/1977                                           7.48
12/22/1977                                           7.52
12/23/1977                                           7.55
12/26/1977                                             ND
12/27/1977                                           7.57
12/28/1977                                           7.57
12/29/1977                                           7.58
12/30/1977                                           7.54
  1/2/1978                                             ND
  1/3/1978                                           7.58
  1/4/1978                                           7.58
  1/5/1978                                           7.58
  1/6/1978                                           7.60
  1/9/1978                                           7.86
 1/10/1978                                           7.85
 1/11/1978                                           7.87
 1/12/1978                                           7.87
 1/13/1978                                           7.82
 1/16/1978                                           7.82
 1/17/1978                                           7.81
 1/18/1978                                           7.81
 1/19/1978                                           7.81
 1/20/1978                                           7.81
 1/23/1978                                           7.78
 1/24/1978                                           7.80
 1/25/1978                                           7.82
 1/26/1978                                           7.78
 1/27/1978                                           7.77
 1/30/1978                                           7.75
 1/31/1978                                           7.72
  2/1/1978                                           7.74
  2/2/1978                                           7.75
  2/3/1978                                           7.75
  2/6/1978                                           7.78
  2/7/1978                                           7.77
  2/8/1978                                           7.79
  2/9/1978                                           7.80
 2/10/1978                                           7.81
 2/13/1978                                             ND
 2/14/1978                                           7.84
 2/15/1978                                           7.87
 2/16/1978                                           7.90
 2/17/1978                                           7.88
 2/20/1978                                             ND
 2/21/1978                                           7.89
 2/22/1978                                           7.91
 2/23/1978                                           7.90
 2/24/1978                                           7.88
 2/27/1978                                           7.86
 2/28/1978                                           7.86
  3/1/1978                                           7.87
  3/2/1978                                           7.87
  3/3/1978                                           7.87
  3/6/1978                                           7.87
  3/7/1978                                           7.85
  3/8/1978                                           7.85
  3/9/1978                                           7.85
 3/10/1978                                           7.82
 3/13/1978                                           7.82
 3/14/1978                                           7.81
 3/15/1978                                           7.81
 3/16/1978                                           7.82
 3/17/1978                                           7.81
 3/20/1978                                           7.78
 3/21/1978                                           7.79
 3/22/1978                                           7.81
 3/23/1978                                           7.86
 3/24/1978                                             ND
 3/27/1978                                           7.91
 3/28/1978                                           7.94
 3/29/1978                                           7.94
 3/30/1978                                           7.95
 3/31/1978                                           7.97
  4/3/1978                                           7.96
  4/4/1978                                           7.95
  4/5/1978                                           7.97
  4/6/1978                                           7.98
  4/7/1978                                           7.97
 4/10/1978                                           7.98
 4/11/1978                                           7.97
 4/12/1978                                           7.97
 4/13/1978                                           7.95
 4/14/1978                                           7.90
 4/17/1978                                           7.88
 4/18/1978                                           7.89
 4/19/1978                                           7.99
 4/20/1978                                           8.01
 4/21/1978                                           8.02
 4/24/1978                                           8.03
 4/25/1978                                           8.02
 4/26/1978                                           8.05
 4/27/1978                                           8.07
 4/28/1978                                           8.09
  5/1/1978                                           8.08
  5/2/1978                                           8.09
  5/3/1978                                           8.08
  5/4/1978                                           8.07
  5/5/1978                                           8.15
  5/8/1978                                           8.17
  5/9/1978                                           8.16
 5/10/1978                                           8.16
 5/11/1978                                           8.17
 5/12/1978                                           8.20
 5/15/1978                                           8.17
 5/16/1978                                           8.15
 5/17/1978                                           8.14
 5/18/1978                                           8.19
 5/19/1978                                           8.22
 5/22/1978                                           8.22
 5/23/1978                                           8.22
 5/24/1978                                           8.24
 5/25/1978                                           8.26
 5/26/1978                                           8.27
 5/29/1978                                             ND
 5/30/1978                                             ND
 5/31/1978                                           8.28
  6/1/1978                                           8.27
  6/2/1978                                           8.27
  6/5/1978                                           8.25
  6/6/1978                                           8.24
  6/7/1978                                           8.24
  6/8/1978                                           8.25
  6/9/1978                                           8.27
 6/12/1978                                           8.28
 6/13/1978                                           8.28
 6/14/1978                                           8.28
 6/15/1978                                           8.28
 6/16/1978                                           8.32
 6/19/1978                                           8.34
 6/20/1978                                           8.42
 6/21/1978                                           8.46
 6/22/1978                                           8.45
 6/23/1978                                           8.47
 6/26/1978                                           8.50
 6/27/1978                                           8.50
 6/28/1978                                           8.48
 6/29/1978                                           8.46
 6/30/1978                                           8.50
  7/3/1978                                           8.48
  7/4/1978                                             ND
  7/5/1978                                           8.50
  7/6/1978                                           8.50
  7/7/1978                                           8.52
 7/10/1978                                           8.56
 7/11/1978                                           8.56
 7/12/1978                                           8.56
 7/13/1978                                           8.57
 7/14/1978                                           8.57
 7/17/1978                                           8.55
 7/18/1978                                           8.54
 7/19/1978                                           8.54
 7/20/1978                                           8.57
 7/21/1978                                           8.58
 7/24/1978                                           8.59
 7/25/1978                                           8.59
 7/26/1978                                           8.56
 7/27/1978                                           8.48
 7/28/1978                                           8.45
 7/31/1978                                           8.46
  8/1/1978                                           8.44
  8/2/1978                                           8.35
  8/3/1978                                           8.30
  8/4/1978                                           8.26
  8/7/1978                                           8.24
  8/8/1978                                           8.24
  8/9/1978                                           8.20
 8/10/1978                                           8.30
 8/11/1978                                           8.28
 8/14/1978                                           8.29
 8/15/1978                                           8.30
 8/16/1978                                           8.44
 8/17/1978                                           8.40
 8/18/1978                                           8.40
 8/21/1978                                           8.39
 8/22/1978                                           8.38
 8/23/1978                                           8.31
 8/24/1978                                           8.33
 8/25/1978                                           8.32
 8/28/1978                                           8.30
 8/29/1978                                           8.37
 8/30/1978                                           8.42
 8/31/1978                                           8.42
  9/1/1978                                           8.42
  9/4/1978                                             ND
  9/5/1978                                           8.38
  9/6/1978                                           8.38
  9/7/1978                                           8.36
  9/8/1978                                           8.37
 9/11/1978                                           8.33
 9/12/1978                                           8.35
 9/13/1978                                           8.34
 9/14/1978                                           8.36
 9/15/1978                                           8.39
 9/18/1978                                           8.41
 9/19/1978                                           8.44
 9/20/1978                                           8.46
 9/21/1978                                           8.48
 9/22/1978                                           8.50
 9/25/1978                                           8.54
 9/26/1978                                           8.51
 9/27/1978                                           8.52
 9/28/1978                                           8.51
 9/29/1978                                           8.50
 10/2/1978                                           8.53
 10/3/1978                                           8.52
 10/4/1978                                           8.53
 10/5/1978                                           8.53
 10/6/1978                                           8.51
 10/9/1978                                             ND
10/10/1978                                           8.50
10/11/1978                                           8.51
10/12/1978                                           8.47
10/13/1978                                           8.47
10/16/1978                                           8.57
10/17/1978                                           8.57
10/18/1978                                           8.58
10/19/1978                                           8.60
10/20/1978                                           8.62
10/23/1978                                           8.62
10/24/1978                                           8.60
10/25/1978                                           8.62
10/26/1978                                           8.69
10/27/1978                                           8.78
10/30/1978                                           8.93
10/31/1978                                           9.16
 11/1/1978                                           8.77
 11/2/1978                                           8.78
 11/3/1978                                           8.80
 11/6/1978                                           8.85
 11/7/1978                                             ND
 11/8/1978                                           8.87
 11/9/1978                                           8.88
11/10/1978                                           8.85
11/13/1978                                           8.86
11/14/1978                                           8.84
11/15/1978                                           8.76
11/16/1978                                           8.71
11/17/1978                                           8.72
11/20/1978                                           8.74
11/21/1978                                           8.77
11/22/1978                                           8.77
11/23/1978                                             ND
11/24/1978                                           8.94
11/27/1978                                           8.96
11/28/1978                                           8.96
11/29/1978                                           8.93
11/30/1978                                           8.94
 12/1/1978                                           8.81
 12/4/1978                                           8.85
 12/5/1978                                           8.87
 12/6/1978                                           8.88
 12/7/1978                                           8.92
 12/8/1978                                           8.93
12/11/1978                                           8.93
12/12/1978                                           8.92
12/13/1978                                           8.98
12/14/1978                                           8.98
12/15/1978                                           9.05
12/18/1978                                           9.17
12/19/1978                                           9.17
12/20/1978                                           9.26
12/21/1978                                           9.35
12/22/1978                                           9.32
12/25/1978                                             ND
12/26/1978                                           9.32
12/27/1978                                           9.31
12/28/1978                                           9.34
12/29/1978                                           9.32
  1/1/1979                                             ND
  1/2/1979                                           9.33
  1/3/1979                                           9.33
  1/4/1979                                           9.27
  1/5/1979                                           9.28
  1/8/1979                                           9.31
  1/9/1979                                           9.30
 1/10/1979                                           9.30
 1/11/1979                                           9.30
 1/12/1979                                           9.28
 1/15/1979                                           9.27
 1/16/1979                                           9.26
 1/17/1979                                           9.28
 1/18/1979                                           9.27
 1/19/1979                                           9.24
 1/22/1979                                           9.20
 1/23/1979                                           9.16
 1/24/1979                                           9.16
 1/25/1979                                           9.01
 1/26/1979                                           8.98
 1/29/1979                                           9.00
 1/30/1979                                           8.98
 1/31/1979                                           8.95
  2/1/1979                                           8.95
  2/2/1979                                           8.84
  2/5/1979                                           8.92
  2/6/1979                                           9.00
  2/7/1979                                           9.11
  2/8/1979                                           9.11
  2/9/1979                                           9.12
 2/12/1979                                             ND
 2/13/1979                                           9.12
 2/14/1979                                           9.13
 2/15/1979                                           9.13
 2/16/1979                                           9.14
 2/19/1979                                             ND
 2/20/1979                                           9.17
 2/21/1979                                           9.20
 2/22/1979                                           9.29
 2/23/1979                                           9.31
 2/26/1979                                           9.28
 2/27/1979                                           9.30
 2/28/1979                                           9.29
  3/1/1979                                           9.28
  3/2/1979                                           9.26
  3/5/1979                                           9.22
  3/6/1979                                           9.20
  3/7/1979                                           9.18
  3/8/1979                                           9.18
  3/9/1979                                           9.20
 3/12/1979                                           9.18
 3/13/1979                                           9.20
 3/14/1979                                           9.21
 3/15/1979                                           9.21
 3/16/1979                                           9.22
 3/19/1979                                           9.21
 3/20/1979                                           9.21
 3/21/1979                                           9.21
 3/22/1979                                           9.20
 3/23/1979                                           9.20
 3/26/1979                                           9.20
 3/27/1979                                           9.18
 3/28/1979                                           9.16
 3/29/1979                                           9.15
 3/30/1979                                           9.19
  4/2/1979                                           9.20
  4/3/1979                                           9.19
  4/4/1979                                           9.18
  4/5/1979                                           9.15
  4/6/1979                                           9.19
  4/9/1979                                           9.23
 4/10/1979                                           9.27
 4/11/1979                                           9.30
 4/12/1979                                           9.30
 4/13/1979                                             ND
 4/16/1979                                           9.29
 4/17/1979                                           9.24
 4/18/1979                                           9.22
 4/19/1979                                           9.20
 4/20/1979                                           9.26
 4/23/1979                                           9.26
 4/24/1979                                           9.29
 4/25/1979                                           9.26
 4/26/1979                                           9.28
 4/27/1979                                           9.33
 4/30/1979                                           9.35
  5/1/1979                                           9.35
  5/2/1979                                           9.34
  5/3/1979                                           9.36
  5/4/1979                                           9.38
  5/7/1979                                           9.36
  5/8/1979                                           9.36
  5/9/1979                                           9.35
 5/10/1979                                           9.37
 5/11/1979                                           9.33
 5/14/1979                                           9.30
 5/15/1979                                           9.32
 5/16/1979                                           9.30
 5/17/1979                                           9.22
 5/18/1979                                           9.20
 5/21/1979                                           9.22
 5/22/1979                                           9.14
 5/23/1979                                           9.05
 5/24/1979                                           9.02
 5/25/1979                                           8.98
 5/28/1979                                             ND
 5/29/1979                                           8.99
 5/30/1979                                             ND
 5/31/1979                                           9.04
  6/1/1979                                           9.01
  6/4/1979                                           9.01
  6/5/1979                                           8.97
  6/6/1979                                           8.91
  6/7/1979                                           8.82
  6/8/1979                                           8.84
 6/11/1979                                           8.87
 6/12/1979                                           8.71
 6/13/1979                                           8.75
 6/14/1979                                           8.79
 6/15/1979                                           8.90
 6/18/1979                                           8.86
 6/19/1979                                           8.88
 6/20/1979                                           8.87
 6/21/1979                                           8.88
 6/22/1979                                           8.94
 6/25/1979                                           8.89
 6/26/1979                                           8.76
 6/27/1979                                           8.72
 6/28/1979                                           8.71
 6/29/1979                                           8.74
  7/2/1979                                           8.70
  7/3/1979                                           8.71
  7/4/1979                                             ND
  7/5/1979                                           8.73
  7/6/1979                                           8.78
  7/9/1979                                           8.82
 7/10/1979                                           8.85
 7/11/1979                                           8.88
 7/12/1979                                           8.88
 7/13/1979                                           8.88
 7/16/1979                                           8.92
 7/17/1979                                           8.93
 7/18/1979                                           8.93
 7/19/1979                                           8.96
 7/20/1979                                           8.96
 7/23/1979                                           8.98
 7/24/1979                                           9.01
 7/25/1979                                           8.98
 7/26/1979                                           8.94
 7/27/1979                                           9.01
 7/30/1979                                           9.01
 7/31/1979                                           8.99
  8/1/1979                                           8.96
  8/2/1979                                           8.90
  8/3/1979                                           8.92
  8/6/1979                                           8.90
  8/7/1979                                           8.90
  8/8/1979                                           8.92
  8/9/1979                                           8.96
 8/10/1979                                           8.99
 8/13/1979                                           9.00
 8/14/1979                                           8.98
 8/15/1979                                           9.02
 8/16/1979                                           9.02
 8/17/1979                                           9.03
 8/20/1979                                           9.05
 8/21/1979                                           9.09
 8/22/1979                                           9.11
 8/23/1979                                           9.11
 8/24/1979                                           9.19
 8/27/1979                                           9.18
 8/28/1979                                           9.23
 8/29/1979                                           9.25
 8/30/1979                                           9.32
 8/31/1979                                           9.36
  9/3/1979                                             ND
  9/4/1979                                           9.42
  9/5/1979                                           9.42
  9/6/1979                                           9.42
  9/7/1979                                           9.41
 9/10/1979                                           9.42
 9/11/1979                                           9.27
 9/12/1979                                           9.36
 9/13/1979                                           9.41
 9/14/1979                                           9.36
 9/17/1979                                           9.44
 9/18/1979                                           9.45
 9/19/1979                                           9.38
 9/20/1979                                           9.38
 9/21/1979                                           9.38
 9/24/1979                                           9.41
 9/25/1979                                           9.40
 9/26/1979                                           9.45
 9/27/1979                                           9.50
 9/28/1979                                           9.48
 10/1/1979                                           9.55
 10/2/1979                                           9.54
 10/3/1979                                           9.55
 10/4/1979                                           9.67
 10/5/1979                                           9.74
 10/8/1979                                             ND
 10/9/1979                                          10.29
10/10/1979                                          10.48
10/11/1979                                          10.45
10/12/1979                                          10.45
10/15/1979                                          10.60
10/16/1979                                          10.56
10/17/1979                                          10.51
10/18/1979                                          10.74
10/19/1979                                          11.09
10/22/1979                                          11.40
10/23/1979                                          11.48
10/24/1979                                          11.36
10/25/1979                                          11.50
10/26/1979                                          11.11
10/29/1979                                          11.27
10/30/1979                                          11.27
10/31/1979                                          11.20
 11/1/1979                                          11.26
 11/2/1979                                          11.24
 11/5/1979                                          11.25
 11/6/1979                                             ND
 11/7/1979                                          11.35
 11/8/1979                                          11.28
 11/9/1979                                          10.96
11/12/1979                                             ND
11/13/1979                                          10.86
11/14/1979                                          10.98
11/15/1979                                          10.86
11/16/1979                                          11.08
11/19/1979                                          11.19
11/20/1979                                          11.22
11/21/1979                                          11.17
11/22/1979                                             ND
11/23/1979                                          10.76
11/26/1979                                          10.52
11/27/1979                                          10.28
11/28/1979                                          10.46
11/29/1979                                          10.42
11/30/1979                                          10.44
 12/3/1979                                          10.48
 12/4/1979                                          10.40
 12/5/1979                                          10.31
 12/6/1979                                          10.20
 12/7/1979                                          10.29
12/10/1979                                          10.29
12/11/1979                                          10.47
12/12/1979                                          10.60
12/13/1979                                          10.51
12/14/1979                                          10.40
12/17/1979                                          10.39
12/18/1979                                          10.33
12/19/1979                                          10.33
12/20/1979                                          10.40
12/21/1979                                          10.48
12/24/1979                                          10.49
12/25/1979                                             ND
12/26/1979                                          10.52
12/27/1979                                          10.54
12/28/1979                                          10.50
12/31/1979                                          10.38
  1/1/1980                                             ND
  1/2/1980                                          10.52
  1/3/1980                                          10.54
  1/4/1980                                          10.62
  1/7/1980                                          10.56
  1/8/1980                                          10.52
  1/9/1980                                          10.53
 1/10/1980                                          10.47
 1/11/1980                                          10.61
 1/14/1980                                          10.61
 1/15/1980                                          10.61
 1/16/1980                                          10.60
 1/17/1980                                          10.62
 1/18/1980                                          10.74
 1/21/1980                                          10.86
 1/22/1980                                          10.80
 1/23/1980                                          10.76
 1/24/1980                                          10.90
 1/25/1980                                          11.04
 1/28/1980                                          11.08
 1/29/1980                                          11.14
 1/30/1980                                          11.12
 1/31/1980                                          11.11
  2/1/1980                                          11.30
  2/4/1980                                          11.38
  2/5/1980                                          11.80
  2/6/1980                                          11.86
  2/7/1980                                          11.61
  2/8/1980                                          11.76
 2/11/1980                                          11.91
 2/12/1980                                             ND
 2/13/1980                                          11.86
 2/14/1980                                          11.93
 2/15/1980                                          12.26
 2/18/1980                                             ND
 2/19/1980                                          12.88
 2/20/1980                                          13.10
 2/21/1980                                          13.50
 2/22/1980                                          13.38
 2/25/1980                                          13.70
 2/26/1980                                          14.12
 2/27/1980                                          14.08
 2/28/1980                                          13.42
 2/29/1980                                          13.48
  3/3/1980                                          13.53
  3/4/1980                                          13.61
  3/5/1980                                          13.68
  3/6/1980                                          13.80
  3/7/1980                                          13.64
 3/10/1980                                          13.37
 3/11/1980                                          13.03
 3/12/1980                                          13.27
 3/13/1980                                          13.20
 3/14/1980                                          13.21
 3/17/1980                                          13.22
 3/18/1980                                          13.01
 3/19/1980                                          13.00
 3/20/1980                                          13.32
 3/21/1980                                          13.51
 3/24/1980                                          14.03
 3/25/1980                                          14.00
 3/26/1980                                          13.87
 3/27/1980                                          13.75
 3/28/1980                                          13.50
 3/31/1980                                          13.31
  4/1/1980                                          13.39
  4/2/1980                                          13.27
  4/3/1980                                          13.19
  4/4/1980                                             ND
  4/7/1980                                          12.70
  4/8/1980                                          12.64
  4/9/1980                                          12.59
 4/10/1980                                          12.61
 4/11/1980                                          12.30
 4/14/1980                                          12.15
 4/15/1980                                          12.02
 4/16/1980                                          11.43
 4/17/1980                                          11.52
 4/18/1980                                          11.24
 4/21/1980                                          11.10
 4/22/1980                                          10.97
 4/23/1980                                          11.03
 4/24/1980                                          11.15
 4/25/1980                                          11.14
 4/28/1980                                          10.73
 4/29/1980                                          10.73
 4/30/1980                                          10.82
  5/1/1980                                          10.72
  5/2/1980                                          10.17
  5/5/1980                                          10.08
  5/6/1980                                           9.71
  5/7/1980                                           9.85
  5/8/1980                                           9.97
  5/9/1980                                          10.08
 5/12/1980                                           9.99
 5/13/1980                                           9.79
 5/14/1980                                           9.84
 5/15/1980                                           9.97
 5/16/1980                                          10.09
 5/19/1980                                          10.20
 5/20/1980                                           9.89
 5/21/1980                                           9.85
 5/22/1980                                           9.89
 5/23/1980                                           9.61
 5/26/1980                                             ND
 5/27/1980                                           9.63
 5/28/1980                                           9.78
 5/29/1980                                           9.88
 5/30/1980                                           9.87
  6/2/1980                                           9.97
  6/3/1980                                           9.66
  6/4/1980                                           9.55
  6/5/1980                                           9.46
  6/6/1980                                           9.25
  6/9/1980                                           9.17
 6/10/1980                                           9.27
 6/11/1980                                           9.17
 6/12/1980                                           8.93
 6/13/1980                                           8.86
 6/16/1980                                           8.87
 6/17/1980                                           8.86
 6/18/1980                                           8.96
 6/19/1980                                           8.96
 6/20/1980                                           8.86
 6/23/1980                                           9.02
 6/24/1980                                           9.13
 6/25/1980                                           9.23
 6/26/1980                                           9.33
 6/27/1980                                           9.45
 6/30/1980                                           9.48
  7/1/1980                                           9.55
  7/2/1980                                           9.49
  7/3/1980                                           9.36
  7/4/1980                                             ND
  7/7/1980                                           9.49
  7/8/1980                                           9.37
  7/9/1980                                           9.41
 7/10/1980                                           9.47
 7/11/1980                                           9.56
 7/14/1980                                           9.56
 7/15/1980                                           9.45
 7/16/1980                                           9.34
 7/17/1980                                           9.43
 7/18/1980                                           9.42
 7/21/1980                                           9.38
 7/22/1980                                           9.41
 7/23/1980                                           9.40
 7/24/1980                                           9.51
 7/25/1980                                           9.59
 7/28/1980                                           9.77
 7/29/1980                                           9.77
 7/30/1980                                           9.81
 7/31/1980                                          10.09
  8/1/1980                                          10.16
  8/4/1980                                          10.04
  8/5/1980                                          10.06
  8/6/1980                                          10.19
  8/7/1980                                          10.10
  8/8/1980                                          10.22
 8/11/1980                                          10.47
 8/12/1980                                          10.48
 8/13/1980                                          10.46
 8/14/1980                                          10.48
 8/15/1980                                          10.48
 8/18/1980                                          10.99
 8/19/1980                                          11.11
 8/20/1980                                          11.29
 8/21/1980                                          11.39
 8/22/1980                                          11.26
 8/25/1980                                          11.55
 8/26/1980                                          11.55
 8/27/1980                                          11.76
 8/28/1980                                          11.92
 8/29/1980                                          11.66
  9/1/1980                                             ND
  9/2/1980                                          11.45
  9/3/1980                                          11.13
  9/4/1980                                          11.15
  9/5/1980                                          11.19
  9/8/1980                                          11.30
  9/9/1980                                          11.27
 9/10/1980                                          11.19
 9/11/1980                                          11.37
 9/12/1980                                          11.41
 9/15/1980                                          11.75
 9/16/1980                                          11.63
 9/17/1980                                          11.73
 9/18/1980                                          11.75
 9/19/1980                                          11.53
 9/22/1980                                          11.92
 9/23/1980                                          11.97
 9/24/1980                                          11.96
 9/25/1980                                          12.04
 9/26/1980                                          12.17
 9/29/1980                                          12.19
 9/30/1980                                          11.88
 10/1/1980                                          11.77
 10/2/1980                                          11.83
 10/3/1980                                          11.35
 10/6/1980                                          11.35
 10/7/1980                                          11.40
 10/8/1980                                          11.55
 10/9/1980                                          11.45
10/10/1980                                          11.55
10/13/1980                                             ND
10/14/1980                                          11.50
10/15/1980                                          11.44
10/16/1980                                          11.55
10/17/1980                                          11.69
10/20/1980                                          11.72
10/21/1980                                          11.81
10/22/1980                                          12.07
10/23/1980                                          11.95
10/24/1980                                          11.89
10/27/1980                                          12.32
10/28/1980                                          12.56
10/29/1980                                          12.75
10/30/1980                                          12.71
10/31/1980                                          12.74
 11/3/1980                                          12.74
 11/4/1980                                             ND
 11/5/1980                                          12.95
 11/6/1980                                          13.19
 11/7/1980                                          12.87
11/10/1980                                          12.88
11/11/1980                                             ND
11/12/1980                                          12.39
11/13/1980                                          12.38
11/14/1980                                          12.70
11/17/1980                                          12.95
11/18/1980                                          12.67
11/19/1980                                          12.60
11/20/1980                                          12.68
11/21/1980                                          12.97
11/24/1980                                          13.00
11/25/1980                                          13.07
11/26/1980                                          13.01
11/27/1980                                             ND
11/28/1980                                          13.14
 12/1/1980                                          13.35
 12/2/1980                                          13.37
 12/3/1980                                          13.42
 12/4/1980                                          13.43
 12/5/1980                                          13.45
 12/8/1980                                          13.51
 12/9/1980                                          13.61
12/10/1980                                          13.63
12/11/1980                                          14.04
12/12/1980                                          13.63
12/15/1980                                          13.75
12/16/1980                                          14.04
12/17/1980                                          13.87
12/18/1980                                          13.79
12/19/1980                                          13.02
12/22/1980                                          12.34
12/23/1980                                          12.50
12/24/1980                                          12.61
12/25/1980                                             ND
12/26/1980                                          12.53
12/29/1980                                          12.41
12/30/1980                                          12.55
12/31/1980                                          12.59
  1/1/1981                                             ND
  1/2/1981                                          12.61
  1/5/1981                                          12.29
  1/6/1981                                          12.21
  1/7/1981                                          12.61
  1/8/1981                                          12.68
  1/9/1981                                          12.88
 1/12/1981                                          12.71
 1/13/1981                                          12.68
 1/14/1981                                          12.61
 1/15/1981                                          12.77
 1/16/1981                                          12.66
 1/19/1981                                          12.92
 1/20/1981                                          12.77
 1/21/1981                                          13.08
 1/22/1981                                          13.16
 1/23/1981                                          13.10
 1/26/1981                                          12.89
 1/27/1981                                          12.92
 1/28/1981                                          12.94
 1/29/1981                                          12.89
 1/30/1981                                          12.80
  2/2/1981                                          13.02
  2/3/1981                                          13.20
  2/4/1981                                          13.09
  2/5/1981                                          13.10
  2/6/1981                                          13.23
  2/9/1981                                          13.35
 2/10/1981                                          13.50
 2/11/1981                                          13.66
 2/12/1981                                             ND
 2/13/1981                                          13.84
 2/16/1981                                             ND
 2/17/1981                                          13.46
 2/18/1981                                          13.45
 2/19/1981                                          13.25
 2/20/1981                                          13.10
 2/23/1981                                          13.49
 2/24/1981                                          13.51
 2/25/1981                                          13.61
 2/26/1981                                          13.80
 2/27/1981                                          13.76
  3/2/1981                                          13.92
  3/3/1981                                          13.78
  3/4/1981                                          13.82
  3/5/1981                                          13.78
  3/6/1981                                          13.49
  3/9/1981                                          13.39
 3/10/1981                                          13.37
 3/11/1981                                          13.40
 3/12/1981                                          13.33
 3/13/1981                                          13.18
 3/16/1981                                          13.15
 3/17/1981                                          12.97
 3/18/1981                                          12.80
 3/19/1981                                          12.95
 3/20/1981                                          13.01
 3/23/1981                                          13.38
 3/24/1981                                          13.57
 3/25/1981                                          13.51
 3/26/1981                                          13.63
 3/27/1981                                          13.68
 3/30/1981                                          13.48
 3/31/1981                                          13.39
  4/1/1981                                          13.36
  4/2/1981                                          13.46
  4/3/1981                                          13.62
  4/6/1981                                          14.01
  4/7/1981                                          13.74
  4/8/1981                                          13.85
  4/9/1981                                          13.77
 4/10/1981                                          13.84
 4/13/1981                                          14.01
 4/14/1981                                          13.89
 4/15/1981                                          14.05
 4/16/1981                                          14.08
 4/17/1981                                             ND
 4/20/1981                                          14.10
 4/21/1981                                          14.07
 4/22/1981                                          14.13
 4/23/1981                                          14.18
 4/24/1981                                          14.24
 4/27/1981                                          14.31
 4/28/1981                                          14.28
 4/29/1981                                          14.37
 4/30/1981                                          14.45
  5/1/1981                                          14.37
  5/4/1981                                          14.83
  5/5/1981                                          15.35
  5/6/1981                                          15.02
  5/7/1981                                          14.83
  5/8/1981                                          14.66
 5/11/1981                                          14.87
 5/12/1981                                          15.06
 5/13/1981                                          15.05
 5/14/1981                                          14.84
 5/15/1981                                          14.59
 5/18/1981                                          14.22
 5/19/1981                                          14.59
 5/20/1981                                          14.71
 5/21/1981                                          14.77
 5/22/1981                                          14.39
 5/25/1981                                             ND
 5/26/1981                                          14.13
 5/27/1981                                          14.24
 5/28/1981                                          13.99
 5/29/1981                                          13.99
  6/1/1981                                          13.99
  6/2/1981                                          14.07
  6/3/1981                                          14.05
  6/4/1981                                          14.10
  6/5/1981                                          14.10
  6/8/1981                                          13.78
  6/9/1981                                          13.87
 6/10/1981                                          13.78
 6/11/1981                                          13.84
 6/12/1981                                          13.87
 6/15/1981                                          13.57
 6/16/1981                                          13.58
 6/17/1981                                          13.71
 6/18/1981                                          14.10
 6/19/1981                                          14.07
 6/22/1981                                          13.96
 6/23/1981                                          14.00
 6/24/1981                                          14.10
 6/25/1981                                          14.08
 6/26/1981                                          14.09
 6/29/1981                                          14.01
 6/30/1981                                          14.25
  7/1/1981                                          14.47
  7/2/1981                                          14.38
  7/3/1981                                             ND
  7/6/1981                                          14.27
  7/7/1981                                          14.49
  7/8/1981                                          14.57
  7/9/1981                                          14.60
 7/10/1981                                          14.45
 7/13/1981                                          14.41
 7/14/1981                                          14.55
 7/15/1981                                          14.55
 7/16/1981                                          14.59
 7/17/1981                                          14.53
 7/20/1981                                          15.25
 7/21/1981                                          15.23
 7/22/1981                                          15.24
 7/23/1981                                          15.17
 7/24/1981                                          14.96
 7/27/1981                                          14.87
 7/28/1981                                          15.04
 7/29/1981                                          15.21
 7/30/1981                                          15.31
 7/31/1981                                          15.24
  8/3/1981                                          15.62
  8/4/1981                                          15.60
  8/5/1981                                          15.40
  8/6/1981                                          15.31
  8/7/1981                                          15.34
 8/10/1981                                          15.08
 8/11/1981                                          14.87
 8/12/1981                                          15.12
 8/13/1981                                          15.26
 8/14/1981                                          15.34
 8/17/1981                                          15.39
 8/18/1981                                          15.45
 8/19/1981                                          15.48
 8/20/1981                                          15.63
 8/21/1981                                          15.62
 8/24/1981                                          16.00
 8/25/1981                                          16.07
 8/26/1981                                          15.99
 8/27/1981                                          16.15
 8/28/1981                                          16.01
 8/31/1981                                          16.11
  9/1/1981                                          16.12
  9/2/1981                                          16.09
  9/3/1981                                          16.14
  9/4/1981                                          16.17
  9/7/1981                                             ND
  9/8/1981                                          16.23
  9/9/1981                                          16.22
 9/10/1981                                          16.01
 9/11/1981                                          15.81
 9/14/1981                                          15.93
 9/15/1981                                          15.71
 9/16/1981                                          15.75
 9/17/1981                                          15.55
 9/18/1981                                          15.55
 9/21/1981                                          15.31
 9/22/1981                                          15.61
 9/23/1981                                          15.79
 9/24/1981                                          15.83
 9/25/1981                                          16.13
 9/28/1981                                          16.13
 9/29/1981                                          16.18
 9/30/1981                                          16.27
 10/1/1981                                          16.13
 10/2/1981                                          15.83
 10/5/1981                                          15.55
 10/6/1981                                          15.53
 10/7/1981                                          15.43
 10/8/1981                                          15.41
 10/9/1981                                          15.03
10/12/1981                                             ND
10/13/1981                                          15.12
10/14/1981                                          15.13
10/15/1981                                          15.12
10/16/1981                                          15.20
10/19/1981                                          15.29
10/20/1981                                          15.37
10/21/1981                                          15.55
10/22/1981                                          15.57
10/23/1981                                          15.46
10/26/1981                                          15.68
10/27/1981                                          15.62
10/28/1981                                          15.54
10/29/1981                                          15.20
10/30/1981                                          14.78
 11/2/1981                                          14.61
 11/3/1981                                             ND
 11/4/1981                                          14.32
 11/5/1981                                          14.43
 11/6/1981                                          14.07
 11/9/1981                                          13.54
11/10/1981                                          13.63
11/11/1981                                             ND
11/12/1981                                          13.23
11/13/1981                                          13.31
11/16/1981                                          13.21
11/17/1981                                          13.21
11/18/1981                                          13.11
11/19/1981                                          13.04
11/20/1981                                          13.01
11/23/1981                                          13.31
11/24/1981                                          12.75
11/25/1981                                          12.61
11/26/1981                                             ND
11/27/1981                                          12.58
11/30/1981                                          12.79
 12/1/1981                                          13.11
 12/2/1981                                          13.25
 12/3/1981                                          13.21
 12/4/1981                                          12.80
 12/7/1981                                          13.22
 12/8/1981                                          13.23
 12/9/1981                                          13.40
12/10/1981                                          13.77
12/11/1981                                          13.73
12/14/1981                                          13.55
12/15/1981                                          13.35
12/16/1981                                          13.36
12/17/1981                                          13.55
12/18/1981                                          13.40
12/21/1981                                          13.87
12/22/1981                                          14.03
12/23/1981                                          14.20
12/24/1981                                          14.03
12/25/1981                                             ND
12/28/1981                                          14.01
12/29/1981                                          14.11
12/30/1981                                          14.06
12/31/1981                                          13.97
  1/1/1982                                             ND
  1/4/1982                                          14.15
  1/5/1982                                          14.41
  1/6/1982                                          14.60
  1/7/1982                                          14.66
  1/8/1982                                          14.47
 1/11/1982                                          14.83
 1/12/1982                                          14.70
 1/13/1982                                          14.86
 1/14/1982                                          14.69
 1/15/1982                                          14.86
 1/18/1982                                          14.77
 1/19/1982                                          14.79
 1/20/1982                                          14.90
 1/21/1982                                          14.75
 1/22/1982                                          14.85
 1/25/1982                                          14.80
 1/26/1982                                          14.63
 1/27/1982                                          14.62
 1/28/1982                                          14.33
 1/29/1982                                          14.24
  2/1/1982                                          14.79
  2/2/1982                                          14.61
  2/3/1982                                          14.73
  2/4/1982                                          14.82
  2/5/1982                                          14.72
  2/8/1982                                          14.94
  2/9/1982                                          15.02
 2/10/1982                                          14.89
 2/11/1982                                          14.80
 2/12/1982                                             ND
 2/15/1982                                             ND
 2/16/1982                                          14.68
 2/17/1982                                          14.73
 2/18/1982                                          14.45
 2/19/1982                                          14.44
 2/22/1982                                          13.97
 2/23/1982                                          14.03
 2/24/1982                                          13.98
 2/25/1982                                          14.01
 2/26/1982                                          14.12
  3/1/1982                                          13.97
  3/2/1982                                          13.87
  3/3/1982                                          13.77
  3/4/1982                                          13.61
  3/5/1982                                          13.57
  3/8/1982                                          13.57
  3/9/1982                                          13.72
 3/10/1982                                          13.75
 3/11/1982                                          14.03
 3/12/1982                                          14.04
 3/15/1982                                          14.11
 3/16/1982                                          14.04
 3/17/1982                                          14.00
 3/18/1982                                          14.01
 3/19/1982                                          14.06
 3/22/1982                                          13.91
 3/23/1982                                          13.89
 3/24/1982                                          14.10
 3/25/1982                                          14.09
 3/26/1982                                          14.18
 3/29/1982                                          14.39
 3/30/1982                                          14.41
 3/31/1982                                          14.39
  4/1/1982                                          14.26
  4/2/1982                                          14.26
  4/5/1982                                          14.28
  4/6/1982                                          14.30
  4/7/1982                                          14.30
  4/8/1982                                          14.11
  4/9/1982                                             ND
 4/12/1982                                          14.01
 4/13/1982                                          13.99
 4/14/1982                                          14.12
 4/15/1982                                          14.05
 4/16/1982                                          13.83
 4/19/1982                                          13.83
 4/20/1982                                          13.89
 4/21/1982                                          13.81
 4/22/1982                                          13.87
 4/23/1982                                          13.84
 4/26/1982                                          13.81
 4/27/1982                                          13.80
 4/28/1982                                          13.87
 4/29/1982                                          13.95
 4/30/1982                                          13.90
  5/3/1982                                          14.02
  5/4/1982                                          14.02
  5/5/1982                                          13.95
  5/6/1982                                          13.71
  5/7/1982                                          13.64
 5/10/1982                                          13.59
 5/11/1982                                          13.64
 5/12/1982                                          13.75
 5/13/1982                                          13.84
 5/14/1982                                          13.64
 5/17/1982                                          13.71
 5/18/1982                                          13.76
 5/19/1982                                          13.81
 5/20/1982                                          13.64
 5/21/1982                                          13.66
 5/24/1982                                          13.68
 5/25/1982                                          13.73
 5/26/1982                                          13.74
 5/27/1982                                          13.79
 5/28/1982                                          13.76
 5/31/1982                                             ND
  6/1/1982                                          13.98
  6/2/1982                                          13.96
  6/3/1982                                          13.94
  6/4/1982                                          14.03
  6/7/1982                                          14.00
  6/8/1982                                          14.04
  6/9/1982                                          14.06
 6/10/1982                                          14.08
 6/11/1982                                          14.00
 6/14/1982                                          14.31
 6/15/1982                                          14.31
 6/16/1982                                          14.39
 6/17/1982                                          14.61
 6/18/1982                                          14.80
 6/21/1982                                          14.85
 6/22/1982                                          14.84
 6/23/1982                                          14.95
 6/24/1982                                          14.94
 6/25/1982                                          14.93
 6/28/1982                                          14.91
 6/29/1982                                          14.80
 6/30/1982                                          14.65
  7/1/1982                                          14.62
  7/2/1982                                          14.69
  7/5/1982                                             ND
  7/6/1982                                          14.69
  7/7/1982                                          14.69
  7/8/1982                                          14.33
  7/9/1982                                          14.19
 7/12/1982                                          14.01
 7/13/1982                                          14.19
 7/14/1982                                          14.27
 7/15/1982                                          14.16
 7/16/1982                                          13.86
 7/19/1982                                          13.80
 7/20/1982                                          13.65
 7/21/1982                                          13.70
 7/22/1982                                          13.55
 7/23/1982                                          13.58
 7/26/1982                                          13.92
 7/27/1982                                          13.89
 7/28/1982                                          14.00
 7/29/1982                                          13.89
 7/30/1982                                          13.73
  8/2/1982                                          13.46
  8/3/1982                                          13.52
  8/4/1982                                          13.60
  8/5/1982                                          13.68
  8/6/1982                                          13.86
  8/9/1982                                          13.72
 8/10/1982                                          13.74
 8/11/1982                                          13.74
 8/12/1982                                          13.50
 8/13/1982                                          13.24
 8/16/1982                                          13.00
 8/17/1982                                          12.61
 8/18/1982                                          12.45
 8/19/1982                                          12.42
 8/20/1982                                          12.15
 8/23/1982                                          12.39
 8/24/1982                                          12.29
 8/25/1982                                          12.26
 8/26/1982                                          12.32
 8/27/1982                                          12.65
 8/30/1982                                          12.71
 8/31/1982                                          12.65
  9/1/1982                                          12.58
  9/2/1982                                          12.52
  9/3/1982                                          12.26
  9/6/1982                                             ND
  9/7/1982                                          12.36
  9/8/1982                                          12.40
  9/9/1982                                          12.41
 9/10/1982                                          12.56
 9/13/1982                                          12.52
 9/14/1982                                          12.38
 9/15/1982                                          12.56
 9/16/1982                                          12.52
 9/17/1982                                          12.39
 9/20/1982                                          12.43
 9/21/1982                                          12.13
 9/22/1982                                          12.04
 9/23/1982                                          11.92
 9/24/1982                                          12.05
 9/27/1982                                          11.95
 9/28/1982                                          11.78
 9/29/1982                                          11.76
 9/30/1982                                          11.69
 10/1/1982                                          11.50
 10/4/1982                                          11.73
 10/5/1982                                          11.70
 10/6/1982                                          11.52
 10/7/1982                                          10.81
 10/8/1982                                          10.71
10/11/1982                                             ND
10/12/1982                                          10.40
10/13/1982                                          10.28
10/14/1982                                          10.52
10/15/1982                                          10.64
10/18/1982                                          10.42
10/19/1982                                          10.38
10/20/1982                                          10.52
10/21/1982                                          10.54
10/22/1982                                          10.66
10/25/1982                                          10.97
10/26/1982                                          10.74
10/27/1982                                          10.76
10/28/1982                                          10.61
10/29/1982                                          10.58
 11/1/1982                                          10.41
 11/2/1982                                             ND
 11/3/1982                                          10.30
 11/4/1982                                          10.28
 11/5/1982                                          10.36
 11/8/1982                                          10.46
 11/9/1982                                          10.41
11/10/1982                                          10.38
11/11/1982                                             ND
11/12/1982                                          10.50
11/15/1982                                          10.60
11/16/1982                                          10.63
11/17/1982                                          10.55
11/18/1982                                          10.42
11/19/1982                                          10.36
11/22/1982                                          10.25
11/23/1982                                          10.19
11/24/1982                                          10.20
11/25/1982                                             ND
11/26/1982                                          10.19
11/29/1982                                          10.39
11/30/1982                                          10.37
 12/1/1982                                          10.34
 12/2/1982                                          10.29
 12/3/1982                                          10.16
 12/6/1982                                          10.17
 12/7/1982                                          10.21
 12/8/1982                                          10.25
 12/9/1982                                          10.30
12/10/1982                                          10.37
12/13/1982                                          10.34
12/14/1982                                          10.13
12/15/1982                                          10.15
12/16/1982                                          10.24
12/17/1982                                          10.28
12/20/1982                                          10.31
12/21/1982                                          10.21
12/22/1982                                          10.22
12/23/1982                                          10.15
12/24/1982                                             ND
12/27/1982                                          10.15
12/28/1982                                          10.15
12/29/1982                                          10.19
12/30/1982                                          10.19
12/31/1982                                          10.09
  1/3/1983                                          10.02
  1/4/1983                                          10.07
  1/5/1983                                          10.06
  1/6/1983                                          10.05
  1/7/1983                                           9.98
 1/10/1983                                           9.96
 1/11/1983                                           9.92
 1/12/1983                                           9.92
 1/13/1983                                           9.81
 1/14/1983                                           9.78
 1/17/1983                                           9.78
 1/18/1983                                           9.79
 1/19/1983                                           9.89
 1/20/1983                                           9.94
 1/21/1983                                          10.18
 1/24/1983                                          10.26
 1/25/1983                                          10.18
 1/26/1983                                          10.23
 1/27/1983                                          10.20
 1/28/1983                                          10.21
 1/31/1983                                          10.31
  2/1/1983                                          10.34
  2/2/1983                                          10.37
  2/3/1983                                          10.39
  2/4/1983                                          10.51
  2/7/1983                                          10.49
  2/8/1983                                          10.50
  2/9/1983                                          10.58
 2/10/1983                                          10.38
 2/11/1983                                          10.31
 2/14/1983                                          10.37
 2/15/1983                                          10.37
 2/16/1983                                          10.29
 2/17/1983                                          10.24
 2/18/1983                                          10.13
 2/21/1983                                             ND
 2/22/1983                                          10.01
 2/23/1983                                          10.00
 2/24/1983                                           9.96
 2/25/1983                                           9.82
 2/28/1983                                           9.83
  3/1/1983                                           9.74
  3/2/1983                                           9.76
  3/3/1983                                           9.72
  3/4/1983                                           9.75
  3/7/1983                                           9.92
  3/8/1983                                          10.01
  3/9/1983                                          10.02
 3/10/1983                                          10.08
 3/11/1983                                          10.12
 3/14/1983                                          10.02
 3/15/1983                                           9.99
 3/16/1983                                          10.09
 3/17/1983                                          10.14
 3/18/1983                                          10.15
 3/21/1983                                          10.20
 3/22/1983                                          10.29
 3/23/1983                                          10.23
 3/24/1983                                          10.24
 3/25/1983                                          10.32
 3/28/1983                                          10.33
 3/29/1983                                          10.28
 3/30/1983                                          10.25
 3/31/1983                                          10.27
  4/1/1983                                             ND
  4/4/1983                                          10.25
  4/5/1983                                          10.11
  4/6/1983                                          10.11
  4/7/1983                                          10.09
  4/8/1983                                          10.11
 4/11/1983                                           9.99
 4/12/1983                                          10.01
 4/13/1983                                          10.01
 4/14/1983                                           9.93
 4/15/1983                                           9.98
 4/18/1983                                           9.95
 4/19/1983                                          10.04
 4/20/1983                                          10.01
 4/21/1983                                          10.07
 4/22/1983                                          10.03
 4/25/1983                                          10.01
 4/26/1983                                          10.02
 4/27/1983                                           9.92
 4/28/1983                                           9.91
 4/29/1983                                           9.88
  5/2/1983                                           9.82
  5/3/1983                                           9.81
  5/4/1983                                           9.73
  5/5/1983                                           9.76
  5/6/1983                                           9.74
  5/9/1983                                           9.86
 5/10/1983                                           9.81
 5/11/1983                                           9.82
 5/12/1983                                           9.87
 5/13/1983                                           9.86
 5/16/1983                                          10.02
 5/17/1983                                          10.03
 5/18/1983                                          10.06
 5/19/1983                                          10.17
 5/20/1983                                          10.20
 5/23/1983                                          10.27
 5/24/1983                                          10.30
 5/25/1983                                          10.29
 5/26/1983                                          10.38
 5/27/1983                                          10.37
 5/30/1983                                             ND
 5/31/1983                                          10.55
  6/1/1983                                          10.48
  6/2/1983                                          10.46
  6/3/1983                                          10.53
  6/6/1983                                          10.54
  6/7/1983                                          10.61
  6/8/1983                                          10.64
  6/9/1983                                          10.63
 6/10/1983                                          10.64
 6/13/1983                                          10.50
 6/14/1983                                          10.53
 6/15/1983                                          10.48
 6/16/1983                                          10.46
 6/17/1983                                          10.47
 6/20/1983                                          10.62
 6/21/1983                                          10.64
 6/22/1983                                          10.71
 6/23/1983                                          10.76
 6/24/1983                                          10.83
 6/27/1983                                          10.92
 6/28/1983                                          10.85
 6/29/1983                                          10.76
 6/30/1983                                          10.76
  7/1/1983                                          10.72
  7/4/1983                                             ND
  7/5/1983                                          11.03
  7/6/1983                                          10.98
  7/7/1983                                          11.12
  7/8/1983                                          11.16
 7/11/1983                                          11.09
 7/12/1983                                          11.24
 7/13/1983                                          11.21
 7/14/1983                                          11.21
 7/15/1983                                          11.36
 7/18/1983                                          11.30
 7/19/1983                                          11.23
 7/20/1983                                          11.14
 7/21/1983                                          11.16
 7/22/1983                                          11.26
 7/25/1983                                          11.26
 7/26/1983                                          11.33
 7/27/1983                                          11.32
 7/28/1983                                          11.47
 7/29/1983                                          11.59
  8/1/1983                                          11.63
  8/2/1983                                          11.68
  8/3/1983                                          11.68
  8/4/1983                                          11.84
  8/5/1983                                          11.85
  8/8/1983                                          11.95
  8/9/1983                                          11.88
 8/10/1983                                          11.94
 8/11/1983                                          11.87
 8/12/1983                                          11.82
 8/15/1983                                          11.58
 8/16/1983                                          11.52
 8/17/1983                                          11.41
 8/18/1983                                          11.44
 8/19/1983                                          11.50
 8/22/1983                                          11.30
 8/23/1983                                          11.37
 8/24/1983                                          11.30
 8/25/1983                                          11.35
 8/26/1983                                          11.40
 8/29/1983                                          11.63
 8/30/1983                                          11.67
 8/31/1983                                          11.79
  9/1/1983                                          11.76
  9/2/1983                                          11.81
  9/5/1983                                             ND
  9/6/1983                                          11.63
  9/7/1983                                          11.52
  9/8/1983                                          11.57
  9/9/1983                                          11.53
 9/12/1983                                          11.35
 9/13/1983                                          11.38
 9/14/1983                                          11.51
 9/15/1983                                          11.61
 9/16/1983                                          11.43
 9/19/1983                                          11.42
 9/20/1983                                          11.33
 9/21/1983                                          11.40
 9/22/1983                                          11.40
 9/23/1983                                          11.29
 9/26/1983                                          11.18
 9/27/1983                                          11.21
 9/28/1983                                          11.24
 9/29/1983                                          11.26
 9/30/1983                                          11.20
 10/3/1983                                          11.22
 10/4/1983                                          11.22
 10/5/1983                                          11.11
 10/6/1983                                          11.10
 10/7/1983                                          11.12
10/10/1983                                             ND
10/11/1983                                          11.36
10/12/1983                                          11.35
10/13/1983                                          11.40
10/14/1983                                          11.31
10/17/1983                                          11.21
10/18/1983                                          11.20
10/19/1983                                          11.20
10/20/1983                                          11.22
10/21/1983                                          11.18
10/24/1983                                          11.39
10/25/1983                                          11.40
10/26/1983                                          11.40
10/27/1983                                          11.39
10/28/1983                                          11.39
10/31/1983                                          11.39
 11/1/1983                                          11.38
 11/2/1983                                          11.39
 11/3/1983                                          11.41
 11/4/1983                                          11.53
 11/7/1983                                          11.56
 11/8/1983                                             ND
 11/9/1983                                          11.54
11/10/1983                                          11.40
11/11/1983                                             ND
11/14/1983                                          11.38
11/15/1983                                          11.40
11/16/1983                                          11.40
11/17/1983                                          11.44
11/18/1983                                          11.46
11/21/1983                                          11.38
11/22/1983                                          11.34
11/23/1983                                          11.37
11/24/1983                                             ND
11/25/1983                                          11.31
11/28/1983                                          11.41
11/29/1983                                          11.31
11/30/1983                                          11.36
 12/1/1983                                          11.37
 12/2/1983                                          11.47
 12/5/1983                                          11.50
 12/6/1983                                          11.46
 12/7/1983                                          11.49
 12/8/1983                                          11.57
 12/9/1983                                          11.58
12/12/1983                                          11.54
12/13/1983                                          11.65
12/14/1983                                          11.68
12/15/1983                                          11.66
12/16/1983                                          11.59
12/19/1983                                          11.59
12/20/1983                                          11.56
12/21/1983                                          11.54
12/22/1983                                          11.51
12/23/1983                                          11.53
12/26/1983                                             ND
12/27/1983                                          11.50
12/28/1983                                          11.56
12/29/1983                                          11.52
12/30/1983                                          11.57
  1/2/1984                                             ND
  1/3/1984                                          11.59
  1/4/1984                                          11.50
  1/5/1984                                          11.47
  1/6/1984                                          11.43
  1/9/1984                                          11.47
 1/10/1984                                          11.44
 1/11/1984                                          11.46
 1/12/1984                                          11.48
 1/13/1984                                          11.26
 1/16/1984                                          11.25
 1/17/1984                                          11.28
 1/18/1984                                          11.30
 1/19/1984                                          11.29
 1/20/1984                                          11.32
 1/23/1984                                          11.31
 1/24/1984                                          11.31
 1/25/1984                                          11.31
 1/26/1984                                          11.31
 1/27/1984                                          11.31
 1/30/1984                                          11.31
 1/31/1984                                          11.34
  2/1/1984                                          11.31
  2/2/1984                                          11.28
  2/3/1984                                          11.31
  2/6/1984                                          11.40
  2/7/1984                                          11.40
  2/8/1984                                          11.41
  2/9/1984                                          11.43
 2/10/1984                                          11.52
 2/13/1984                                             ND
 2/14/1984                                          11.54
 2/15/1984                                          11.50
 2/16/1984                                          11.51
 2/17/1984                                          11.63
 2/20/1984                                             ND
 2/21/1984                                          11.62
 2/22/1984                                          11.61
 2/23/1984                                          11.76
 2/24/1984                                          11.69
 2/27/1984                                          11.77
 2/28/1984                                          11.80
 2/29/1984                                          11.74
  3/1/1984                                          11.77
  3/2/1984                                          11.68
  3/5/1984                                          11.76
  3/6/1984                                          11.77
  3/7/1984                                          11.87
  3/8/1984                                          11.90
  3/9/1984                                          11.95
 3/12/1984                                          11.94
 3/13/1984                                          11.97
 3/14/1984                                          12.00
 3/15/1984                                          11.99
 3/16/1984                                          12.01
 3/19/1984                                          12.11
 3/20/1984                                          12.13
 3/21/1984                                          12.17
 3/22/1984                                          12.22
 3/23/1984                                          12.23
 3/26/1984                                          12.20
 3/27/1984                                          12.21
 3/28/1984                                          12.15
 3/29/1984                                          12.16
 3/30/1984                                          12.28
  4/2/1984                                          12.29
  4/3/1984                                          12.40
  4/4/1984                                          12.44
  4/5/1984                                          12.42
  4/6/1984                                          12.24
  4/9/1984                                          12.22
 4/10/1984                                          12.26
 4/11/1984                                          12.24
 4/12/1984                                          12.16
 4/13/1984                                          12.30
 4/16/1984                                          12.35
 4/17/1984                                          12.30
 4/18/1984                                          12.40
 4/19/1984                                          12.47
 4/20/1984                                             ND
 4/23/1984                                          12.49
 4/24/1984                                          12.46
 4/25/1984                                          12.45
 4/26/1984                                          12.42
 4/27/1984                                          12.55
 4/30/1984                                          12.57
  5/1/1984                                          12.57
  5/2/1984                                          12.62
  5/3/1984                                          12.64
  5/4/1984                                          12.83
  5/7/1984                                          12.90
  5/8/1984                                          12.88
  5/9/1984                                          12.97
 5/10/1984                                          12.98
 5/11/1984                                          13.20
 5/14/1984                                          13.30
 5/15/1984                                          13.23
 5/16/1984                                          13.17
 5/17/1984                                          13.27
 5/18/1984                                          13.21
 5/21/1984                                          13.18
 5/22/1984                                          13.27
 5/23/1984                                          13.30
 5/24/1984                                          13.46
 5/25/1984                                          13.52
 5/28/1984                                             ND
 5/29/1984                                          13.70
 5/30/1984                                          13.84
 5/31/1984                                          13.76
  6/1/1984                                          13.46
  6/4/1984                                          13.29
  6/5/1984                                          13.24
  6/6/1984                                          13.38
  6/7/1984                                          13.43
  6/8/1984                                          13.35
 6/11/1984                                          13.57
 6/12/1984                                          13.45
 6/13/1984                                          13.37
 6/14/1984                                          13.31
 6/15/1984                                          13.12
 6/18/1984                                          13.19
 6/19/1984                                          13.30
 6/20/1984                                          13.57
 6/21/1984                                          13.67
 6/22/1984                                          13.72
 6/25/1984                                          13.70
 6/26/1984                                          13.77
 6/27/1984                                          13.70
 6/28/1984                                          13.70
 6/29/1984                                          13.72
  7/2/1984                                          13.73
  7/3/1984                                          13.67
  7/4/1984                                             ND
  7/5/1984                                          13.64
  7/6/1984                                          13.65
  7/9/1984                                          13.40
 7/10/1984                                          13.46
 7/11/1984                                          13.45
 7/12/1984                                          13.39
 7/13/1984                                          13.24
 7/16/1984                                          13.24
 7/17/1984                                          13.29
 7/18/1984                                          13.22
 7/19/1984                                          13.17
 7/20/1984                                          13.24
 7/23/1984                                          13.25
 7/24/1984                                          13.24
 7/25/1984                                          12.95
 7/26/1984                                          12.80
 7/27/1984                                          12.89
 7/30/1984                                          13.00
 7/31/1984                                          12.85
  8/1/1984                                          12.74
  8/2/1984                                          12.71
  8/3/1984                                          12.55
  8/6/1984                                          12.66
  8/7/1984                                          12.64
  8/8/1984                                          12.62
  8/9/1984                                          12.59
 8/10/1984                                          12.63
 8/13/1984                                          12.71
 8/14/1984                                          12.62
 8/15/1984                                          12.68
 8/16/1984                                          12.66
 8/17/1984                                          12.67
 8/20/1984                                          12.66
 8/21/1984                                          12.64
 8/22/1984                                          12.66
 8/23/1984                                          12.68
 8/24/1984                                          12.67
 8/27/1984                                          12.80
 8/28/1984                                          12.82
 8/29/1984                                          12.78
 8/30/1984                                          12.79
 8/31/1984                                          12.77
  9/3/1984                                             ND
  9/4/1984                                          12.85
  9/5/1984                                          12.92
  9/6/1984                                          12.82
  9/7/1984                                          12.75
 9/10/1984                                          12.65
 9/11/1984                                          12.59
 9/12/1984                                          12.62
 9/13/1984                                          12.47
 9/14/1984                                          12.42
 9/17/1984                                          12.42
 9/18/1984                                          12.33
 9/19/1984                                          12.26
 9/20/1984                                          12.27
 9/21/1984                                          12.44
 9/24/1984                                          12.51
 9/25/1984                                          12.53
 9/26/1984                                          12.47
 9/27/1984                                          12.31
 9/28/1984                                          12.48
 10/1/1984                                          12.51
 10/2/1984                                          12.52
 10/3/1984                                          12.49
 10/4/1984                                          12.45
 10/5/1984                                          12.35
 10/8/1984                                             ND
 10/9/1984                                          12.32
10/10/1984                                          12.32
10/11/1984                                          12.23
10/12/1984                                          12.17
10/15/1984                                          12.24
10/16/1984                                          12.25
10/17/1984                                          12.21
10/18/1984                                          11.98
10/19/1984                                          11.82
10/22/1984                                          11.82
10/23/1984                                          11.62
10/24/1984                                          11.55
10/25/1984                                          11.65
10/26/1984                                          11.83
10/29/1984                                          11.79
10/30/1984                                          11.63
10/31/1984                                          11.59
 11/1/1984                                          11.45
 11/2/1984                                          11.46
 11/5/1984                                          11.40
 11/6/1984                                             ND
 11/7/1984                                          11.45
 11/8/1984                                          11.55
 11/9/1984                                          11.47
11/12/1984                                             ND
11/13/1984                                          11.55
11/14/1984                                          11.59
11/15/1984                                          11.52
11/16/1984                                          11.46
11/19/1984                                          11.41
11/20/1984                                          11.29
11/21/1984                                          11.14
11/22/1984                                             ND
11/23/1984                                          10.99
11/26/1984                                          11.05
11/27/1984                                          11.05
11/28/1984                                          11.03
11/29/1984                                          11.07
11/30/1984                                          11.25
 12/3/1984                                          11.23
 12/4/1984                                          11.16
 12/5/1984                                          11.14
 12/6/1984                                          11.23
 12/7/1984                                          11.31
12/10/1984                                          11.26
12/11/1984                                          11.18
12/12/1984                                          11.14
12/13/1984                                          11.27
12/14/1984                                          11.08
12/17/1984                                          11.01
12/18/1984                                          10.83
12/19/1984                                          10.86
12/20/1984                                          10.89
12/21/1984                                          10.89
12/24/1984                                          10.85
12/25/1984                                             ND
12/26/1984                                          10.97
12/27/1984                                          10.98
12/28/1984                                          11.03
12/31/1984                                          11.08
  1/1/1985                                             ND
  1/2/1985                                          11.22
  1/3/1985                                          11.13
  1/4/1985                                          11.19
  1/7/1985                                          11.09
  1/8/1985                                          11.04
  1/9/1985                                          11.03
 1/10/1985                                          11.05
 1/11/1985                                          11.14
 1/14/1985                                          11.13
 1/15/1985                                          11.01
 1/16/1985                                          11.02
 1/17/1985                                          10.99
 1/18/1985                                          10.89
 1/21/1985                                             ND
 1/22/1985                                          10.79
 1/23/1985                                          10.74
 1/24/1985                                          10.61
 1/25/1985                                          10.66
 1/28/1985                                          10.70
 1/29/1985                                          10.70
 1/30/1985                                          10.68
 1/31/1985                                          10.77
  2/1/1985                                          10.93
  2/4/1985                                          10.99
  2/5/1985                                          10.93
  2/6/1985                                          11.00
  2/7/1985                                          11.04
  2/8/1985                                          11.00
 2/11/1985                                          11.05
 2/12/1985                                             ND
 2/13/1985                                          11.02
 2/14/1985                                          10.93
 2/15/1985                                          10.98
 2/18/1985                                             ND
 2/19/1985                                          10.95
 2/20/1985                                          11.09
 2/21/1985                                          11.29
 2/22/1985                                          11.35
 2/25/1985                                          11.40
 2/26/1985                                          11.35
 2/27/1985                                          11.51
 2/28/1985                                          11.55
  3/1/1985                                          11.52
  3/4/1985                                          11.57
  3/5/1985                                          11.49
  3/6/1985                                          11.53
  3/7/1985                                          11.61
  3/8/1985                                          11.37
 3/11/1985                                          11.38
 3/12/1985                                          11.45
 3/13/1985                                          11.59
 3/14/1985                                          11.63
 3/15/1985                                          11.63
 3/18/1985                                          11.70
 3/19/1985                                          11.67
 3/20/1985                                          11.62
 3/21/1985                                          11.48
 3/22/1985                                          11.55
 3/25/1985                                          11.53
 3/26/1985                                          11.45
 3/27/1985                                          11.49
 3/28/1985                                          11.38
 3/29/1985                                          11.29
  4/1/1985                                          11.28
  4/2/1985                                          11.33
  4/3/1985                                          11.34
  4/4/1985                                          11.35
  4/5/1985                                             ND
  4/8/1985                                          11.36
  4/9/1985                                          11.28
 4/10/1985                                          11.20
 4/11/1985                                          11.05
 4/12/1985                                          11.05
 4/15/1985                                          11.02
 4/16/1985                                          10.80
 4/17/1985                                          10.86
 4/18/1985                                          10.69
 4/19/1985                                          10.69
 4/22/1985                                          10.67
 4/23/1985                                          10.79
 4/24/1985                                          10.77
 4/25/1985                                          10.87
 4/26/1985                                          10.87
 4/29/1985                                          10.96
 4/30/1985                                          10.91
  5/1/1985                                          10.81
  5/2/1985                                          10.83
  5/3/1985                                          10.74
  5/6/1985                                          10.71
  5/7/1985                                          10.68
  5/8/1985                                          10.74
  5/9/1985                                          10.68
 5/10/1985                                          10.57
 5/13/1985                                          10.56
 5/14/1985                                          10.39
 5/15/1985                                          10.39
 5/16/1985                                          10.28
 5/17/1985                                          10.32
 5/20/1985                                          10.04
 5/21/1985                                          10.07
 5/22/1985                                          10.05
 5/23/1985                                          10.11
 5/24/1985                                          10.05
 5/27/1985                                             ND
 5/28/1985                                           9.95
 5/29/1985                                           9.90
 5/30/1985                                           9.84
 5/31/1985                                           9.68
  6/3/1985                                           9.50
  6/4/1985                                           9.47
  6/5/1985                                           9.26
  6/6/1985                                           9.33
  6/7/1985                                           9.67
 6/10/1985                                           9.68
 6/11/1985                                           9.63
 6/12/1985                                           9.65
 6/13/1985                                           9.67
 6/14/1985                                           9.39
 6/17/1985                                           9.45
 6/18/1985                                           9.33
 6/19/1985                                           9.46
 6/20/1985                                           9.51
 6/21/1985                                           9.75
 6/24/1985                                           9.83
 6/25/1985                                           9.95
 6/26/1985                                           9.97
 6/27/1985                                           9.83
 6/28/1985                                           9.65
  7/1/1985                                           9.58
  7/2/1985                                           9.61
  7/3/1985                                           9.62
  7/4/1985                                             ND
  7/5/1985                                           9.30
  7/8/1985                                           9.41
  7/9/1985                                           9.41
 7/10/1985                                           9.45
 7/11/1985                                           9.61
 7/12/1985                                           9.63
 7/15/1985                                           9.63
 7/16/1985                                           9.59
 7/17/1985                                           9.54
 7/18/1985                                           9.71
 7/19/1985                                           9.72
 7/22/1985                                           9.87
 7/23/1985                                           9.91
 7/24/1985                                           9.92
 7/25/1985                                           9.91
 7/26/1985                                           9.96
 7/29/1985                                          10.02
 7/30/1985                                          10.02
 7/31/1985                                           9.98
  8/1/1985                                           9.95
  8/2/1985                                          10.09
  8/5/1985                                          10.06
  8/6/1985                                          10.08
  8/7/1985                                          10.01
  8/8/1985                                           9.91
  8/9/1985                                           9.86
 8/12/1985                                           9.86
 8/13/1985                                           9.92
 8/14/1985                                           9.84
 8/15/1985                                           9.83
 8/16/1985                                           9.74
 8/19/1985                                           9.74
 8/20/1985                                           9.70
 8/21/1985                                           9.63
 8/22/1985                                           9.62
 8/23/1985                                           9.67
 8/26/1985                                           9.70
 8/27/1985                                           9.65
 8/28/1985                                           9.63
 8/29/1985                                           9.58
 8/30/1985                                           9.74
  9/2/1985                                             ND
  9/3/1985                                           9.71
  9/4/1985                                           9.64
  9/5/1985                                           9.71
  9/6/1985                                           9.97
  9/9/1985                                           9.97
 9/10/1985                                           9.96
 9/11/1985                                           9.98
 9/12/1985                                           9.97
 9/13/1985                                           9.87
 9/16/1985                                           9.83
 9/17/1985                                           9.85
 9/18/1985                                           9.87
 9/19/1985                                           9.89
 9/20/1985                                           9.81
 9/23/1985                                           9.74
 9/24/1985                                           9.69
 9/25/1985                                           9.59
 9/26/1985                                           9.61
 9/27/1985                                             ND
 9/30/1985                                           9.73
 10/1/1985                                           9.69
 10/2/1985                                           9.69
 10/3/1985                                           9.69
 10/4/1985                                           9.73
 10/7/1985                                           9.83
 10/8/1985                                           9.81
 10/9/1985                                           9.82
10/10/1985                                           9.82
10/11/1985                                           9.82
10/14/1985                                             ND
10/15/1985                                           9.79
10/16/1985                                           9.73
10/17/1985                                           9.67
10/18/1985                                           9.62
10/21/1985                                           9.63
10/22/1985                                           9.60
10/23/1985                                           9.62
10/24/1985                                           9.64
10/25/1985                                           9.67
10/28/1985                                           9.75
10/29/1985                                           9.61
10/30/1985                                           9.45
10/31/1985                                           9.47
 11/1/1985                                           9.45
 11/4/1985                                           9.44
 11/5/1985                                           9.39
 11/6/1985                                           9.38
 11/7/1985                                           9.38
 11/8/1985                                           9.30
11/11/1985                                             ND
11/12/1985                                           9.20
11/13/1985                                           9.28
11/14/1985                                           9.33
11/15/1985                                           9.39
11/18/1985                                           9.22
11/19/1985                                           9.20
11/20/1985                                           9.22
11/21/1985                                           9.17
11/22/1985                                           9.22
11/25/1985                                           9.23
11/26/1985                                           9.24
11/27/1985                                           9.12
11/28/1985                                             ND
11/29/1985                                           9.07
 12/2/1985                                           9.14
 12/3/1985                                           9.15
 12/4/1985                                           9.10
 12/5/1985                                           9.10
 12/6/1985                                           9.12
 12/9/1985                                           8.98
12/10/1985                                           8.83
12/11/1985                                           8.64
12/12/1985                                           8.72
12/13/1985                                           8.63
12/16/1985                                           8.62
12/17/1985                                           8.48
12/18/1985                                           8.57
12/19/1985                                           8.58
12/20/1985                                           8.52
12/23/1985                                           8.56
12/24/1985                                           8.56
12/25/1985                                             ND
12/26/1985                                           8.52
12/27/1985                                           8.50
12/30/1985                                           8.49
12/31/1985                                           8.49
  1/1/1986                                             ND
  1/2/1986                                           8.51
  1/3/1986                                           8.52
  1/6/1986                                           8.54
  1/7/1986                                           8.44
  1/8/1986                                           8.58
  1/9/1986                                           8.78
 1/10/1986                                           8.89
 1/13/1986                                           9.00
 1/14/1986                                           8.93
 1/15/1986                                           8.82
 1/16/1986                                           8.79
 1/17/1986                                           8.74
 1/20/1986                                             ND
 1/21/1986                                           8.74
 1/22/1986                                           8.77
 1/23/1986                                           8.74
 1/24/1986                                           8.74
 1/27/1986                                           8.63
 1/28/1986                                           8.53
 1/29/1986                                           8.56
 1/30/1986                                           8.57
 1/31/1986                                           8.53
  2/3/1986                                           8.50
  2/4/1986                                           8.44
  2/5/1986                                           8.51
  2/6/1986                                           8.54
  2/7/1986                                           8.62
 2/10/1986                                           8.54
 2/11/1986                                           8.47
 2/12/1986                                           8.46
 2/13/1986                                           8.43
 2/14/1986                                           8.29
 2/17/1986                                             ND
 2/18/1986                                           8.28
 2/19/1986                                           8.37
 2/20/1986                                           8.39
 2/21/1986                                           8.24
 2/24/1986                                           8.20
 2/25/1986                                           8.21
 2/26/1986                                           8.07
 2/27/1986                                           7.91
 2/28/1986                                           7.91
  3/3/1986                                           7.76
  3/4/1986                                           7.55
  3/5/1986                                           7.76
  3/6/1986                                           7.68
  3/7/1986                                           7.56
 3/10/1986                                           7.41
 3/11/1986                                           7.35
 3/12/1986                                           7.37
 3/13/1986                                           7.46
 3/14/1986                                           7.40
 3/17/1986                                           7.42
 3/18/1986                                           7.48
 3/19/1986                                           7.46
 3/20/1986                                           7.45
 3/21/1986                                           7.47
 3/24/1986                                           7.40
 3/25/1986                                           7.39
 3/26/1986                                           7.36
 3/27/1986                                           7.28
 3/28/1986                                             ND
 3/31/1986                                           7.19
  4/1/1986                                           7.18
  4/2/1986                                           7.21
  4/3/1986                                           7.29
  4/4/1986                                           7.22
  4/7/1986                                           7.19
  4/8/1986                                           7.07
  4/9/1986                                           6.99
 4/10/1986                                           6.95
 4/11/1986                                           7.00
 4/14/1986                                           6.89
 4/15/1986                                           6.88
 4/16/1986                                           6.68
 4/17/1986                                           6.75
 4/18/1986                                           6.78
 4/21/1986                                           6.75
 4/22/1986                                           6.93
 4/23/1986                                           7.11
 4/24/1986                                           7.31
 4/25/1986                                           7.39
 4/28/1986                                           7.27
 4/29/1986                                           7.17
 4/30/1986                                           7.17
  5/1/1986                                           7.20
  5/2/1986                                           7.23
  5/5/1986                                           7.17
  5/6/1986                                           7.16
  5/7/1986                                           7.21
  5/8/1986                                           7.17
  5/9/1986                                           7.25
 5/12/1986                                           7.41
 5/13/1986                                           7.46
 5/14/1986                                           7.48
 5/15/1986                                           7.67
 5/16/1986                                           7.89
 5/19/1986                                           7.87
 5/20/1986                                           7.80
 5/21/1986                                           7.76
 5/22/1986                                           7.76
 5/23/1986                                           7.73
 5/26/1986                                             ND
 5/27/1986                                           7.65
 5/28/1986                                           7.55
 5/29/1986                                           7.78
 5/30/1986                                           7.82
  6/2/1986                                           8.05
  6/3/1986                                           7.99
  6/4/1986                                           8.17
  6/5/1986                                           8.10
  6/6/1986                                           7.78
  6/9/1986                                           7.94
 6/10/1986                                           7.92
 6/11/1986                                           7.90
 6/12/1986                                           7.83
 6/13/1986                                           7.57
 6/16/1986                                           7.47
 6/17/1986                                           7.45
 6/18/1986                                           7.41
 6/19/1986                                           7.49
 6/20/1986                                           7.45
 6/23/1986                                           7.42
 6/24/1986                                           7.35
 6/25/1986                                           7.31
 6/26/1986                                           7.29
 6/27/1986                                           7.27
 6/30/1986                                           7.23
  7/1/1986                                           7.23
  7/2/1986                                           7.23
  7/3/1986                                           7.15
  7/4/1986                                             ND
  7/7/1986                                           7.14
  7/8/1986                                           7.26
  7/9/1986                                           7.14
 7/10/1986                                           7.12
 7/11/1986                                           7.00
 7/14/1986                                           6.97
 7/15/1986                                           6.91
 7/16/1986                                           6.90
 7/17/1986                                           6.91
 7/18/1986                                           6.88
 7/21/1986                                           6.88
 7/22/1986                                           6.93
 7/23/1986                                           7.04
 7/24/1986                                           7.12
 7/25/1986                                           7.09
 7/28/1986                                           7.23
 7/29/1986                                           7.13
 7/30/1986                                           7.10
 7/31/1986                                           7.02
  8/1/1986                                           7.02
  8/4/1986                                           7.01
  8/5/1986                                           7.07
  8/6/1986                                           7.13
  8/7/1986                                           7.10
  8/8/1986                                           6.97
 8/11/1986                                           6.90
 8/12/1986                                           6.89
 8/13/1986                                           6.83
 8/14/1986                                           6.89
 8/15/1986                                           6.83
 8/18/1986                                           6.83
 8/19/1986                                           6.70
 8/20/1986                                           6.65
 8/21/1986                                           6.62
 8/22/1986                                           6.68
 8/25/1986                                           6.65
 8/26/1986                                           6.63
 8/27/1986                                           6.53
 8/28/1986                                           6.52
 8/29/1986                                           6.40
  9/1/1986                                             ND
  9/2/1986                                           6.45
  9/3/1986                                           6.64
  9/4/1986                                           6.63
  9/5/1986                                           6.81
  9/8/1986                                           6.89
  9/9/1986                                           6.88
 9/10/1986                                           6.85
 9/11/1986                                           7.07
 9/12/1986                                           7.09
 9/15/1986                                           7.00
 9/16/1986                                           6.99
 9/17/1986                                           6.93
 9/18/1986                                           7.02
 9/19/1986                                           7.10
 9/22/1986                                           7.06
 9/23/1986                                           7.03
 9/24/1986                                           6.94
 9/25/1986                                           6.94
 9/26/1986                                           6.96
 9/29/1986                                           7.04
 9/30/1986                                           6.98
 10/1/1986                                           6.93
 10/2/1986                                           6.95
 10/3/1986                                           6.74
 10/6/1986                                           6.71
 10/7/1986                                           6.71
 10/8/1986                                           6.71
 10/9/1986                                           6.73
10/10/1986                                           6.73
10/13/1986                                             ND
10/14/1986                                           6.82
10/15/1986                                           6.87
10/16/1986                                           6.87
10/17/1986                                           6.94
10/20/1986                                           7.05
10/21/1986                                           6.96
10/22/1986                                           6.91
10/23/1986                                           6.82
10/24/1986                                           6.86
10/27/1986                                           6.82
10/28/1986                                           6.85
10/29/1986                                           6.82
10/30/1986                                           6.75
10/31/1986                                           6.76
 11/3/1986                                           6.71
 11/4/1986                                           6.71
 11/5/1986                                           6.72
 11/6/1986                                           6.79
 11/7/1986                                           6.86
11/10/1986                                           6.89
11/11/1986                                             ND
11/12/1986                                           6.87
11/13/1986                                           6.83
11/14/1986                                           6.81
11/17/1986                                           6.77
11/18/1986                                           6.79
11/19/1986                                           6.73
11/20/1986                                           6.74
11/21/1986                                           6.72
11/24/1986                                           6.69
11/25/1986                                           6.66
11/26/1986                                           6.65
11/27/1986                                             ND
11/28/1986                                           6.65
 12/1/1986                                           6.69
 12/2/1986                                           6.61
 12/3/1986                                           6.58
 12/4/1986                                           6.53
 12/5/1986                                           6.65
 12/8/1986                                           6.61
 12/9/1986                                           6.60
12/10/1986                                           6.58
12/11/1986                                           6.64
12/12/1986                                           6.66
12/15/1986                                           6.69
12/16/1986                                           6.67
12/17/1986                                           6.68
12/18/1986                                           6.69
12/19/1986                                           6.69
12/22/1986                                           6.69
12/23/1986                                           6.68
12/24/1986                                           6.68
12/25/1986                                             ND
12/26/1986                                           6.69
12/29/1986                                           6.78
12/30/1986                                           6.82
12/31/1986                                           6.81
  1/1/1987                                             ND
  1/2/1987                                           6.75
  1/5/1987                                           6.67
  1/6/1987                                           6.67
  1/7/1987                                           6.65
  1/8/1987                                           6.60
  1/9/1987                                           6.58
 1/12/1987                                           6.61
 1/13/1987                                           6.64
 1/14/1987                                           6.67
 1/15/1987                                           6.64
 1/16/1987                                           6.60
 1/19/1987                                             ND
 1/20/1987                                           6.57
 1/21/1987                                           6.57
 1/22/1987                                           6.57
 1/23/1987                                           6.59
 1/26/1987                                           6.67
 1/27/1987                                           6.66
 1/28/1987                                           6.63
 1/29/1987                                           6.65
 1/30/1987                                           6.71
  2/2/1987                                           6.75
  2/3/1987                                           6.77
  2/4/1987                                           6.76
  2/5/1987                                           6.70
  2/6/1987                                           6.73
  2/9/1987                                           6.79
 2/10/1987                                           6.89
 2/11/1987                                           6.96
 2/12/1987                                           6.92
 2/13/1987                                           6.83
 2/16/1987                                             ND
 2/17/1987                                           6.87
 2/18/1987                                           6.84
 2/19/1987                                           6.76
 2/20/1987                                           6.78
 2/23/1987                                           6.78
 2/24/1987                                           6.75
 2/25/1987                                           6.72
 2/26/1987                                           6.74
 2/27/1987                                           6.71
  3/2/1987                                           6.69
  3/3/1987                                           6.72
  3/4/1987                                           6.66
  3/5/1987                                           6.69
  3/6/1987                                           6.77
  3/9/1987                                           6.78
 3/10/1987                                           6.78
 3/11/1987                                           6.78
 3/12/1987                                           6.78
 3/13/1987                                           6.75
 3/16/1987                                           6.77
 3/17/1987                                           6.75
 3/18/1987                                           6.76
 3/19/1987                                           6.75
 3/20/1987                                           6.77
 3/23/1987                                           6.80
 3/24/1987                                           6.82
 3/25/1987                                           6.84
 3/26/1987                                           6.81
 3/27/1987                                           6.89
 3/30/1987                                           7.07
 3/31/1987                                           7.02
  4/1/1987                                           7.12
  4/2/1987                                           7.12
  4/3/1987                                           7.10
  4/6/1987                                           7.06
  4/7/1987                                           7.14
  4/8/1987                                           7.14
  4/9/1987                                           7.30
 4/10/1987                                           7.55
 4/13/1987                                           7.68
 4/14/1987                                           7.83
 4/15/1987                                           7.67
 4/16/1987                                           7.55
 4/17/1987                                             ND
 4/20/1987                                           7.72
 4/21/1987                                           7.71
 4/22/1987                                           7.77
 4/23/1987                                           7.92
 4/24/1987                                           8.05
 4/27/1987                                           7.97
 4/28/1987                                           7.91
 4/29/1987                                           7.93
 4/30/1987                                           7.82
  5/1/1987                                           7.98
  5/4/1987                                           8.12
  5/5/1987                                           8.08
  5/6/1987                                           8.15
  5/7/1987                                           8.08
  5/8/1987                                           8.04
 5/11/1987                                           8.19
 5/12/1987                                           8.19
 5/13/1987                                           8.18
 5/14/1987                                           8.20
 5/15/1987                                           8.45
 5/18/1987                                           8.42
 5/19/1987                                           8.55
 5/20/1987                                           8.61
 5/21/1987                                           8.55
 5/22/1987                                           8.49
 5/25/1987                                             ND
 5/26/1987                                           8.23
 5/27/1987                                           8.28
 5/28/1987                                           8.25
 5/29/1987                                           8.15
  6/1/1987                                           8.08
  6/2/1987                                           8.31
  6/3/1987                                           8.25
  6/4/1987                                           8.20
  6/5/1987                                           8.11
  6/8/1987                                           8.14
  6/9/1987                                           8.18
 6/10/1987                                           8.15
 6/11/1987                                           8.13
 6/12/1987                                           7.90
 6/15/1987                                           7.89
 6/16/1987                                           7.89
 6/17/1987                                           7.83
 6/18/1987                                           7.87
 6/19/1987                                           7.89
 6/22/1987                                           7.83
 6/23/1987                                           7.85
 6/24/1987                                           7.94
 6/25/1987                                           7.91
 6/26/1987                                           8.02
 6/29/1987                                           7.97
 6/30/1987                                           8.02
  7/1/1987                                           7.96
  7/2/1987                                           7.90
  7/3/1987                                             ND
  7/6/1987                                           7.90
  7/7/1987                                           7.90
  7/8/1987                                           7.90
  7/9/1987                                           7.95
 7/10/1987                                           7.88
 7/13/1987                                           7.93
 7/14/1987                                           7.89
 7/15/1987                                           7.97
 7/16/1987                                           7.95
 7/17/1987                                           7.92
 7/20/1987                                           7.96
 7/21/1987                                           8.03
 7/22/1987                                           8.05
 7/23/1987                                           8.08
 7/24/1987                                           8.12
 7/27/1987                                           8.15
 7/28/1987                                           8.17
 7/29/1987                                           8.16
 7/30/1987                                           8.20
 7/31/1987                                           8.21
  8/3/1987                                           8.34
  8/4/1987                                           8.34
  8/5/1987                                           8.26
  8/6/1987                                           8.28
  8/7/1987                                           8.27
 8/10/1987                                           8.29
 8/11/1987                                           8.26
 8/12/1987                                           8.27
 8/13/1987                                           8.21
 8/14/1987                                           8.18
 8/17/1987                                           8.17
 8/18/1987                                           8.31
 8/19/1987                                           8.34
 8/20/1987                                           8.35
 8/21/1987                                           8.35
 8/24/1987                                           8.34
 8/25/1987                                           8.32
 8/26/1987                                           8.36
 8/27/1987                                           8.48
 8/28/1987                                           8.54
 8/31/1987                                           8.52
  9/1/1987                                           8.57
  9/2/1987                                           8.77
  9/3/1987                                           8.77
  9/4/1987                                           8.82
  9/7/1987                                             ND
  9/8/1987                                           9.02
  9/9/1987                                           9.00
 9/10/1987                                           8.95
 9/11/1987                                           8.88
 9/14/1987                                           8.87
 9/15/1987                                           8.95
 9/16/1987                                           9.00
 9/17/1987                                           8.98
 9/18/1987                                           8.91
 9/21/1987                                           8.94
 9/22/1987                                           8.91
 9/23/1987                                           8.92
 9/24/1987                                           9.03
 9/25/1987                                           9.06
 9/28/1987                                           9.07
 9/29/1987                                           9.17
 9/30/1987                                           9.21
 10/1/1987                                           9.22
 10/2/1987                                           9.20
 10/5/1987                                           9.28
 10/6/1987                                           9.32
 10/7/1987                                           9.31
 10/8/1987                                           9.49
 10/9/1987                                           9.56
10/12/1987                                             ND
10/13/1987                                           9.51
10/14/1987                                           9.75
10/15/1987                                           9.82
10/16/1987                                           9.84
10/19/1987                                           9.70
10/20/1987                                           8.93
10/21/1987                                           8.80
10/22/1987                                           8.52
10/23/1987                                           8.55
10/26/1987                                           8.33
10/27/1987                                           8.42
10/28/1987                                           8.43
10/29/1987                                           8.33
10/30/1987                                           8.37
 11/2/1987                                           8.44
 11/3/1987                                           8.38
 11/4/1987                                           8.30
 11/5/1987                                           8.18
 11/6/1987                                           8.28
 11/9/1987                                           8.30
11/10/1987                                           8.27
11/11/1987                                             ND
11/12/1987                                           8.27
11/13/1987                                           8.34
11/16/1987                                           8.34
11/17/1987                                           8.38
11/18/1987                                           8.38
11/19/1987                                           8.34
11/20/1987                                           8.32
11/23/1987                                           8.34
11/24/1987                                           8.35
11/25/1987                                           8.41
11/26/1987                                             ND
11/27/1987                                           8.55
11/30/1987                                           8.43
 12/1/1987                                           8.44
 12/2/1987                                           8.43
 12/3/1987                                           8.35
 12/4/1987                                           8.35
 12/7/1987                                           8.48
 12/8/1987                                           8.49
 12/9/1987                                           8.47
12/10/1987                                           8.63
12/11/1987                                           8.65
12/14/1987                                           8.63
12/15/1987                                           8.54
12/16/1987                                           8.46
12/17/1987                                           8.47
12/18/1987                                           8.39
12/21/1987                                           8.38
12/22/1987                                           8.48
12/23/1987                                           8.40
12/24/1987                                           8.37
12/25/1987                                             ND
12/28/1987                                           8.46
12/29/1987                                           8.41
12/30/1987                                           8.32
12/31/1987                                           8.33
  1/1/1988                                             ND
  1/4/1988                                           8.35
  1/5/1988                                           8.29
  1/6/1988                                           8.37
  1/7/1988                                           8.35
  1/8/1988                                           8.48
 1/11/1988                                           8.41
 1/12/1988                                           8.39
 1/13/1988                                           8.36
 1/14/1988                                           8.36
 1/15/1988                                           8.13
 1/18/1988                                             ND
 1/19/1988                                           8.16
 1/20/1988                                           8.11
 1/21/1988                                           8.04
 1/22/1988                                           8.01
 1/25/1988                                           7.99
 1/26/1988                                           8.08
 1/27/1988                                           7.91
 1/28/1988                                           7.83
 1/29/1988                                           7.76
  2/1/1988                                           7.78
  2/2/1988                                           7.70
  2/3/1988                                           7.76
  2/4/1988                                           7.76
  2/5/1988                                           7.64
  2/8/1988                                           7.70
  2/9/1988                                           7.65
 2/10/1988                                           7.59
 2/11/1988                                           7.64
 2/12/1988                                           7.77
 2/15/1988                                             ND
 2/16/1988                                           7.79
 2/17/1988                                           7.80
 2/18/1988                                           7.78
 2/19/1988                                           7.77
 2/22/1988                                           7.75
 2/23/1988                                           7.69
 2/24/1988                                           7.69
 2/25/1988                                           7.68
 2/26/1988                                           7.67
 2/29/1988                                           7.64
  3/1/1988                                           7.61
  3/2/1988                                           7.59
  3/3/1988                                           7.59
  3/4/1988                                           7.74
  3/7/1988                                           7.77
  3/8/1988                                           7.79
  3/9/1988                                           7.76
 3/10/1988                                           7.81
 3/11/1988                                           7.76
 3/14/1988                                           7.76
 3/15/1988                                           7.76
 3/16/1988                                           7.81
 3/17/1988                                           7.76
 3/18/1988                                           7.81
 3/21/1988                                           7.91
 3/22/1988                                           7.91
 3/23/1988                                           7.95
 3/24/1988                                           8.01
 3/25/1988                                           7.95
 3/28/1988                                           8.03
 3/29/1988                                           8.03
 3/30/1988                                           8.03
 3/31/1988                                           8.04
  4/1/1988                                             ND
  4/4/1988                                           8.19
  4/5/1988                                           8.18
  4/6/1988                                           8.13
  4/7/1988                                           8.12
  4/8/1988                                           8.05
 4/11/1988                                           8.10
 4/12/1988                                           8.09
 4/13/1988                                           8.05
 4/14/1988                                           8.15
 4/15/1988                                           8.20
 4/18/1988                                           8.25
 4/19/1988                                           8.24
 4/20/1988                                           8.27
 4/21/1988                                           8.26
 4/22/1988                                           8.23
 4/25/1988                                           8.23
 4/26/1988                                           8.24
 4/27/1988                                           8.25
 4/28/1988                                           8.32
 4/29/1988                                           8.33
  5/2/1988                                           8.39
  5/3/1988                                           8.35
  5/4/1988                                           8.35
  5/5/1988                                           8.39
  5/6/1988                                           8.48
  5/9/1988                                           8.50
 5/10/1988                                           8.55
 5/11/1988                                           8.55
 5/12/1988                                           8.55
 5/13/1988                                           8.51
 5/16/1988                                           8.52
 5/17/1988                                           8.64
 5/18/1988                                           8.68
 5/19/1988                                           8.67
 5/20/1988                                           8.70
 5/23/1988                                           8.74
 5/24/1988                                           8.73
 5/25/1988                                           8.73
 5/26/1988                                           8.72
 5/27/1988                                           8.75
 5/30/1988                                             ND
 5/31/1988                                           8.73
  6/1/1988                                           8.57
  6/2/1988                                           8.60
  6/3/1988                                           8.52
  6/6/1988                                           8.51
  6/7/1988                                           8.54
  6/8/1988                                           8.46
  6/9/1988                                           8.50
 6/10/1988                                           8.47
 6/13/1988                                           8.45
 6/14/1988                                           8.25
 6/15/1988                                           8.29
 6/16/1988                                           8.46
 6/17/1988                                           8.58
 6/20/1988                                           8.59
 6/21/1988                                           8.61
 6/22/1988                                           8.49
 6/23/1988                                           8.47
 6/24/1988                                           8.45
 6/27/1988                                           8.54
 6/28/1988                                           8.48
 6/29/1988                                           8.47
 6/30/1988                                           8.41
  7/1/1988                                           8.38
  7/4/1988                                             ND
  7/5/1988                                           8.42
  7/6/1988                                           8.47
  7/7/1988                                           8.52
  7/8/1988                                           8.64
 7/11/1988                                           8.62
 7/12/1988                                           8.68
 7/13/1988                                           8.69
 7/14/1988                                           8.70
 7/15/1988                                           8.67
 7/18/1988                                           8.73
 7/19/1988                                           8.70
 7/20/1988                                           8.70
 7/21/1988                                           8.75
 7/22/1988                                           8.71
 7/25/1988                                           8.69
 7/26/1988                                           8.72
 7/27/1988                                           8.77
 7/28/1988                                           8.79
 7/29/1988                                           8.75
  8/1/1988                                           8.70
  8/2/1988                                           8.63
  8/3/1988                                           8.64
  8/4/1988                                           8.61
  8/5/1988                                           8.78
  8/8/1988                                           8.79
  8/9/1988                                           8.88
 8/10/1988                                           9.00
 8/11/1988                                           9.02
 8/12/1988                                           9.03
 8/15/1988                                           9.04
 8/16/1988                                           9.03
 8/17/1988                                           9.06
 8/18/1988                                           9.05
 8/19/1988                                           9.05
 8/22/1988                                           9.09
 8/23/1988                                           9.04
 8/24/1988                                           9.02
 8/25/1988                                           9.08
 8/26/1988                                           9.07
 8/29/1988                                           9.00
 8/30/1988                                           8.98
 8/31/1988                                           8.95
  9/1/1988                                           8.95
  9/2/1988                                           8.70
  9/5/1988                                             ND
  9/6/1988                                           8.70
  9/7/1988                                           8.69
  9/8/1988                                           8.69
  9/9/1988                                           8.62
 9/12/1988                                           8.66
 9/13/1988                                           8.65
 9/14/1988                                           8.59
 9/15/1988                                           8.63
 9/16/1988                                           8.65
 9/19/1988                                           8.69
 9/20/1988                                           8.68
 9/21/1988                                           8.64
 9/22/1988                                           8.67
 9/23/1988                                           8.69
 9/26/1988                                           8.73
 9/27/1988                                           8.77
 9/28/1988                                           8.81
 9/29/1988                                           8.73
 9/30/1988                                           8.61
 10/3/1988                                           8.59
 10/4/1988                                           8.60
 10/5/1988                                           8.60
 10/6/1988                                           8.61
 10/7/1988                                           8.43
10/10/1988                                             ND
10/11/1988                                           8.48
10/12/1988                                           8.56
10/13/1988                                           8.55
10/14/1988                                           8.52
10/17/1988                                           8.50
10/18/1988                                           8.49
10/19/1988                                           8.53
10/20/1988                                           8.52
10/21/1988                                           8.54
10/24/1988                                           8.54
10/25/1988                                           8.53
10/26/1988                                           8.48
10/27/1988                                           8.41
10/28/1988                                           8.40
10/31/1988                                           8.37
 11/1/1988                                           8.38
 11/2/1988                                           8.44
 11/3/1988                                           8.42
 11/4/1988                                           8.58
 11/7/1988                                           8.66
 11/8/1988                                           8.66
 11/9/1988                                           8.71
11/10/1988                                           8.72
11/11/1988                                             ND
11/14/1988                                           8.76
11/15/1988                                           8.78
11/16/1988                                           8.87
11/17/1988                                           8.90
11/18/1988                                           8.91
11/21/1988                                           8.92
11/22/1988                                           8.99
11/23/1988                                           8.97
11/24/1988                                             ND
11/25/1988                                           9.07
11/28/1988                                           9.06
11/29/1988                                           9.02
11/30/1988                                           8.91
 12/1/1988                                           8.88
 12/2/1988                                           9.11
 12/5/1988                                           9.07
 12/6/1988                                           8.88
 12/7/1988                                           8.93
 12/8/1988                                           9.01
 12/9/1988                                           9.05
12/12/1988                                           9.07
12/13/1988                                           9.15
12/14/1988                                           9.19
12/15/1988                                           9.21
12/16/1988                                           9.18
12/19/1988                                           9.16
12/20/1988                                           9.09
12/21/1988                                           9.08
12/22/1988                                           9.09
12/23/1988                                           9.08
12/26/1988                                             ND
12/27/1988                                           9.17
12/28/1988                                           9.22
12/29/1988                                           9.19
12/30/1988                                           9.14
  1/2/1989                                             ND
  1/3/1989                                           9.25
  1/4/1989                                           9.24
  1/5/1989                                           9.32
  1/6/1989                                           9.30
  1/9/1989                                           9.30
 1/10/1989                                           9.29
 1/11/1989                                           9.28
 1/12/1989                                           9.20
 1/13/1989                                           9.10
 1/16/1989                                             ND
 1/17/1989                                           9.11
 1/18/1989                                           9.07
 1/19/1989                                           9.06
 1/20/1989                                           9.11
 1/23/1989                                           9.06
 1/24/1989                                           8.98
 1/25/1989                                           9.05
 1/26/1989                                           9.07
 1/27/1989                                           9.03
 1/30/1989                                           9.07
 1/31/1989                                           9.08
  2/1/1989                                           9.05
  2/2/1989                                           9.05
  2/3/1989                                           9.10
  2/6/1989                                           9.11
  2/7/1989                                           9.06
  2/8/1989                                           9.06
  2/9/1989                                           9.21
 2/10/1989                                           9.28
 2/13/1989                                           9.29
 2/14/1989                                           9.34
 2/15/1989                                           9.33
 2/16/1989                                           9.32
 2/17/1989                                           9.32
 2/20/1989                                             ND
 2/21/1989                                           9.34
 2/22/1989                                           9.43
 2/23/1989                                           9.47
 2/24/1989                                           9.49
 2/27/1989                                           9.47
 2/28/1989                                           9.42
  3/1/1989                                           9.43
  3/2/1989                                           9.38
  3/3/1989                                           9.38
  3/6/1989                                           9.34
  3/7/1989                                           9.35
  3/8/1989                                           9.34
  3/9/1989                                           9.35
 3/10/1989                                           9.48
 3/13/1989                                           9.48
 3/14/1989                                           9.45
 3/15/1989                                           9.45
 3/16/1989                                           9.43
 3/17/1989                                           9.64
 3/20/1989                                           9.71
 3/21/1989                                           9.75
 3/22/1989                                           9.65
 3/23/1989                                           9.65
 3/24/1989                                             ND
 3/27/1989                                           9.67
 3/28/1989                                           9.66
 3/29/1989                                           9.60
 3/30/1989                                           9.59
 3/31/1989                                           9.53
  4/3/1989                                           9.39
  4/4/1989                                           9.31
  4/5/1989                                           9.31
  4/6/1989                                           9.35
  4/7/1989                                           9.42
 4/10/1989                                           9.43
 4/11/1989                                           9.42
 4/12/1989                                           9.44
 4/13/1989                                           9.50
 4/14/1989                                           9.29
 4/17/1989                                           9.33
 4/18/1989                                           9.14
 4/19/1989                                           9.17
 4/20/1989                                           9.32
 4/21/1989                                           9.27
 4/24/1989                                           9.26
 4/25/1989                                           9.21
 4/26/1989                                           9.18
 4/27/1989                                           9.10
 4/28/1989                                           9.06
  5/1/1989                                           9.19
  5/2/1989                                           9.11
  5/3/1989                                           9.10
  5/4/1989                                           9.09
  5/5/1989                                           8.96
  5/8/1989                                           9.02
  5/9/1989                                           9.17
 5/10/1989                                           9.21
 5/11/1989                                           9.10
 5/12/1989                                           8.80
 5/15/1989                                           8.85
 5/16/1989                                           8.87
 5/17/1989                                           8.87
 5/18/1989                                           8.88
 5/19/1989                                           8.82
 5/22/1989                                           8.71
 5/23/1989                                           8.72
 5/24/1989                                           8.74
 5/25/1989                                           8.75
 5/26/1989                                           8.72
 5/29/1989                                             ND
 5/30/1989                                           8.68
 5/31/1989                                           8.65
  6/1/1989                                           8.65
  6/2/1989                                           8.42
  6/5/1989                                           8.33
  6/6/1989                                           8.35
  6/7/1989                                           8.28
  6/8/1989                                           8.26
  6/9/1989                                           8.16
 6/12/1989                                           8.18
 6/13/1989                                           8.30
 6/14/1989                                           8.24
 6/15/1989                                           8.36
 6/16/1989                                           8.40
 6/19/1989                                           8.41
 6/20/1989                                           8.35
 6/21/1989                                           8.40
 6/22/1989                                           8.41
 6/23/1989                                           8.27
 6/26/1989                                           8.22
 6/27/1989                                           8.14
 6/28/1989                                           8.18
 6/29/1989                                           8.09
 6/30/1989                                           8.03
  7/3/1989                                           7.99
  7/4/1989                                             ND
  7/5/1989                                           7.97
  7/6/1989                                           7.91
  7/7/1989                                           7.86
 7/10/1989                                           7.84
 7/11/1989                                           7.80
 7/12/1989                                           7.79
 7/13/1989                                           7.80
 7/14/1989                                           7.84
 7/17/1989                                           7.85
 7/18/1989                                           7.97
 7/19/1989                                           7.90
 7/20/1989                                           7.80
 7/21/1989                                           7.89
 7/24/1989                                           7.87
 7/25/1989                                           7.79
 7/26/1989                                           7.81
 7/27/1989                                           7.69
 7/28/1989                                           7.60
 7/31/1989                                           7.56
  8/1/1989                                           7.49
  8/2/1989                                           7.57
  8/3/1989                                           7.64
  8/4/1989                                           7.94
  8/7/1989                                           7.98
  8/8/1989                                           7.95
  8/9/1989                                           7.96
 8/10/1989                                           7.96
 8/11/1989                                           8.10
 8/14/1989                                           8.27
 8/15/1989                                           8.24
 8/16/1989                                           8.11
 8/17/1989                                           8.20
 8/18/1989                                           8.20
 8/21/1989                                           8.27
 8/22/1989                                           8.35
 8/23/1989                                           8.23
 8/24/1989                                           8.23
 8/25/1989                                           8.23
 8/28/1989                                           8.29
 8/29/1989                                           8.30
 8/30/1989                                           8.28
 8/31/1989                                           8.27
  9/1/1989                                           8.18
  9/4/1989                                             ND
  9/5/1989                                           8.21
  9/6/1989                                           8.19
  9/7/1989                                           8.19
  9/8/1989                                           8.14
 9/11/1989                                           8.10
 9/12/1989                                           8.07
 9/13/1989                                           8.11
 9/14/1989                                           8.05
 9/15/1989                                           8.01
 9/18/1989                                           8.04
 9/19/1989                                           8.05
 9/20/1989                                           8.14
 9/21/1989                                           8.19
 9/22/1989                                           8.20
 9/25/1989                                           8.32
 9/26/1989                                           8.29
 9/27/1989                                           8.31
 9/28/1989                                           8.34
 9/29/1989                                           8.36
 10/2/1989                                           8.33
 10/3/1989                                           8.27
 10/4/1989                                           8.25
 10/5/1989                                           8.18
 10/6/1989                                           8.01
 10/9/1989                                             ND
10/10/1989                                           8.00
10/11/1989                                           8.03
10/12/1989                                           7.98
10/13/1989                                           7.79
10/16/1989                                           7.91
10/17/1989                                           7.92
10/18/1989                                           7.92
10/19/1989                                           7.91
10/20/1989                                           7.93
10/23/1989                                           7.87
10/24/1989                                           7.80
10/25/1989                                           7.79
10/26/1989                                           7.81
10/27/1989                                           7.87
10/30/1989                                           7.86
10/31/1989                                           7.86
 11/1/1989                                           7.86
 11/2/1989                                           7.81
 11/3/1989                                           7.93
 11/6/1989                                           7.99
 11/7/1989                                           7.85
 11/8/1989                                           7.81
 11/9/1989                                           7.84
11/10/1989                                           7.85
11/13/1989                                           7.85
11/14/1989                                           7.80
11/15/1989                                           7.74
11/16/1989                                           7.74
11/17/1989                                           7.82
11/20/1989                                           7.80
11/21/1989                                           7.79
11/22/1989                                           7.72
11/23/1989                                             ND
11/24/1989                                           7.70
11/27/1989                                           7.80
11/28/1989                                           7.81
11/29/1989                                           7.78
11/30/1989                                           7.74
 12/1/1989                                           7.70
 12/4/1989                                           7.70
 12/5/1989                                           7.70
 12/6/1989                                           7.76
 12/7/1989                                           7.80
 12/8/1989                                           7.73
12/11/1989                                           7.74
12/12/1989                                           7.74
12/13/1989                                           7.73
12/14/1989                                           7.68
12/15/1989                                           7.70
12/18/1989                                           7.67
12/19/1989                                           7.69
12/20/1989                                           7.67
12/21/1989                                           7.67
12/22/1989                                           7.75
12/25/1989                                             ND
12/26/1989                                           7.90
12/27/1989                                           7.89
12/28/1989                                           7.85
12/29/1989                                           7.86
  1/1/1990                                             ND
  1/2/1990                                           7.87
  1/3/1990                                           7.92
  1/4/1990                                           7.91
  1/5/1990                                           7.92
  1/8/1990                                           7.92
  1/9/1990                                           7.92
 1/10/1990                                           7.92
 1/11/1990                                           7.94
 1/12/1990                                           7.99
 1/15/1990                                             ND
 1/16/1990                                           8.11
 1/17/1990                                           8.11
 1/18/1990                                           8.27
 1/19/1990                                           8.20
 1/22/1990                                           8.19
 1/23/1990                                           8.18
 1/24/1990                                           8.28
 1/25/1990                                           8.31
 1/26/1990                                           8.38
 1/29/1990                                           8.39
 1/30/1990                                           8.43
 1/31/1990                                           8.35
  2/1/1990                                           8.35
  2/2/1990                                           8.42
  2/5/1990                                           8.44
  2/6/1990                                           8.49
  2/7/1990                                           8.51
  2/8/1990                                           8.45
  2/9/1990                                           8.29
 2/12/1990                                           8.37
 2/13/1990                                           8.29
 2/14/1990                                           8.34
 2/15/1990                                           8.40
 2/16/1990                                           8.41
 2/19/1990                                             ND
 2/20/1990                                           8.58
 2/21/1990                                           8.60
 2/22/1990                                           8.48
 2/23/1990                                           8.47
 2/26/1990                                           8.40
 2/27/1990                                           8.34
 2/28/1990                                           8.44
  3/1/1990                                           8.53
  3/2/1990                                           8.50
  3/5/1990                                           8.58
  3/6/1990                                           8.57
  3/7/1990                                           8.56
  3/8/1990                                           8.57
  3/9/1990                                           8.68
 3/12/1990                                           8.67
 3/13/1990                                           8.75
 3/14/1990                                           8.67
 3/15/1990                                           8.69
 3/16/1990                                           8.61
 3/19/1990                                           8.65
 3/20/1990                                           8.61
 3/21/1990                                           8.62
 3/22/1990                                           8.56
 3/23/1990                                           8.54
 3/26/1990                                           8.52
 3/27/1990                                           8.55
 3/28/1990                                           8.53
 3/29/1990                                           8.60
 3/30/1990                                           8.65
  4/2/1990                                           8.65
  4/3/1990                                           8.64
  4/4/1990                                           8.56
  4/5/1990                                           8.57
  4/6/1990                                           8.55
  4/9/1990                                           8.58
 4/10/1990                                           8.58
 4/11/1990                                           8.60
 4/12/1990                                           8.62
 4/13/1990                                             ND
 4/16/1990                                           8.65
 4/17/1990                                           8.73
 4/18/1990                                           8.84
 4/19/1990                                           8.84
 4/20/1990                                           8.88
 4/23/1990                                           8.92
 4/24/1990                                           8.96
 4/25/1990                                           9.00
 4/26/1990                                           9.09
 4/27/1990                                           9.06
 4/30/1990                                           9.04
  5/1/1990                                           9.08
  5/2/1990                                           9.10
  5/3/1990                                           9.04
  5/4/1990                                           8.80
  5/7/1990                                           8.83
  5/8/1990                                           8.79
  5/9/1990                                           8.87
 5/10/1990                                           8.80
 5/11/1990                                           8.64
 5/14/1990                                           8.60
 5/15/1990                                           8.64
 5/16/1990                                           8.66
 5/17/1990                                           8.69
 5/18/1990                                           8.74
 5/21/1990                                           8.74
 5/22/1990                                           8.66
 5/23/1990                                           8.61
 5/24/1990                                           8.58
 5/25/1990                                           8.61
 5/28/1990                                             ND
 5/29/1990                                           8.59
 5/30/1990                                           8.56
 5/31/1990                                           8.56
  6/1/1990                                           8.38
  6/4/1990                                           8.39
  6/5/1990                                           8.42
  6/6/1990                                           8.43
  6/7/1990                                           8.41
  6/8/1990                                           8.42
 6/11/1990                                           8.43
 6/12/1990                                           8.44
 6/13/1990                                           8.35
 6/14/1990                                           8.32
 6/15/1990                                           8.41
 6/18/1990                                           8.45
 6/19/1990                                           8.47
 6/20/1990                                           8.51
 6/21/1990                                           8.48
 6/22/1990                                           8.46
 6/25/1990                                           8.53
 6/26/1990                                           8.51
 6/27/1990                                           8.47
 6/28/1990                                           8.41
 6/29/1990                                           8.35
  7/2/1990                                           8.35
  7/3/1990                                           8.32
  7/4/1990                                             ND
  7/5/1990                                           8.34
  7/6/1990                                           8.44
  7/9/1990                                           8.49
 7/10/1990                                           8.50
 7/11/1990                                           8.49
 7/12/1990                                           8.37
 7/13/1990                                           8.32
 7/16/1990                                           8.31
 7/17/1990                                           8.30
 7/18/1990                                           8.34
 7/19/1990                                           8.33
 7/20/1990                                           8.28
 7/23/1990                                           8.28
 7/24/1990                                           8.35
 7/25/1990                                           8.31
 7/26/1990                                           8.31
 7/27/1990                                           8.25
 7/30/1990                                           8.14
 7/31/1990                                           8.13
  8/1/1990                                           8.06
  8/2/1990                                           8.15
  8/3/1990                                           8.11
  8/6/1990                                           8.29
  8/7/1990                                           8.41
  8/8/1990                                           8.43
  8/9/1990                                           8.33
 8/10/1990                                           8.35
 8/13/1990                                           8.36
 8/14/1990                                           8.34
 8/15/1990                                           8.33
 8/16/1990                                           8.45
 8/17/1990                                           8.49
 8/20/1990                                           8.50
 8/21/1990                                           8.56
 8/22/1990                                           8.62
 8/23/1990                                           8.69
 8/24/1990                                           8.75
 8/27/1990                                           8.61
 8/28/1990                                           8.67
 8/29/1990                                           8.52
 8/30/1990                                           8.52
 8/31/1990                                           8.50
  9/3/1990                                             ND
  9/4/1990                                           8.53
  9/5/1990                                           8.47
  9/6/1990                                           8.47
  9/7/1990                                           8.45
 9/10/1990                                           8.50
 9/11/1990                                           8.48
 9/12/1990                                           8.45
 9/13/1990                                           8.44
 9/14/1990                                           8.48
 9/17/1990                                           8.49
 9/18/1990                                           8.48
 9/19/1990                                           8.51
 9/20/1990                                           8.53
 9/21/1990                                           8.58
 9/24/1990                                           8.64
 9/25/1990                                           8.64
 9/26/1990                                           8.63
 9/27/1990                                           8.52
 9/28/1990                                           8.47
 10/1/1990                                           8.38
 10/2/1990                                           8.35
 10/3/1990                                           8.33
 10/4/1990                                           8.30
 10/5/1990                                           8.27
 10/8/1990                                             ND
 10/9/1990                                           8.43
10/10/1990                                           8.49
10/11/1990                                           8.51
10/12/1990                                           8.44
10/15/1990                                           8.39
10/16/1990                                           8.39
10/17/1990                                           8.37
10/18/1990                                           8.32
10/19/1990                                           8.25
10/22/1990                                           8.25
10/23/1990                                           8.25
10/24/1990                                           8.26
10/25/1990                                           8.21
10/26/1990                                           8.23
10/29/1990                                           8.27
10/30/1990                                           8.28
10/31/1990                                           8.24
 11/1/1990                                           8.15
 11/2/1990                                           8.16
 11/5/1990                                           8.10
 11/6/1990                                           8.11
 11/7/1990                                           8.16
 11/8/1990                                           8.18
 11/9/1990                                           8.10
11/12/1990                                             ND
11/13/1990                                           8.01
11/14/1990                                           8.01
11/15/1990                                           8.01
11/16/1990                                           7.96
11/19/1990                                           8.01
11/20/1990                                           7.98
11/21/1990                                           7.92
11/22/1990                                             ND
11/23/1990                                           7.92
11/26/1990                                           7.92
11/27/1990                                           7.94
11/28/1990                                           7.94
11/29/1990                                           7.96
11/30/1990                                           7.91
 12/3/1990                                           7.88
 12/4/1990                                           7.83
 12/5/1990                                           7.82
 12/6/1990                                           7.82
 12/7/1990                                           7.67
12/10/1990                                           7.63
12/11/1990                                           7.60
12/12/1990                                           7.59
12/13/1990                                           7.68
12/14/1990                                           7.74
12/17/1990                                           7.71
12/18/1990                                           7.67
12/19/1990                                           7.64
12/20/1990                                           7.67
12/21/1990                                           7.75
12/24/1990                                           7.84
12/25/1990                                             ND
12/26/1990                                           7.78
12/27/1990                                           7.75
12/28/1990                                           7.78
12/31/1990                                           7.68
  1/1/1991                                             ND
  1/2/1991                                           7.59
  1/3/1991                                           7.56
  1/4/1991                                           7.65
  1/7/1991                                           7.75
  1/8/1991                                           7.74
  1/9/1991                                           7.81
 1/10/1991                                           7.76
 1/11/1991                                           7.79
 1/14/1991                                           7.82
 1/15/1991                                           7.79
 1/16/1991                                           7.83
 1/17/1991                                           7.71
 1/18/1991                                           7.68
 1/21/1991                                             ND
 1/22/1991                                           7.70
 1/23/1991                                           7.67
 1/24/1991                                           7.61
 1/25/1991                                           7.67
 1/28/1991                                           7.67
 1/29/1991                                           7.64
 1/30/1991                                           7.64
 1/31/1991                                           7.62
  2/1/1991                                           7.45
  2/4/1991                                           7.43
  2/5/1991                                           7.40
  2/6/1991                                           7.40
  2/7/1991                                           7.42
  2/8/1991                                           7.40
 2/11/1991                                           7.39
 2/12/1991                                           7.39
 2/13/1991                                           7.39
 2/14/1991                                           7.38
 2/15/1991                                           7.41
 2/18/1991                                             ND
 2/19/1991                                           7.46
 2/20/1991                                           7.49
 2/21/1991                                           7.51
 2/22/1991                                           7.57
 2/25/1991                                           7.57
 2/26/1991                                           7.62
 2/27/1991                                           7.64
 2/28/1991                                           7.66
  3/1/1991                                           7.78
  3/4/1991                                           7.77
  3/5/1991                                           7.73
  3/6/1991                                           7.77
  3/7/1991                                           7.73
  3/8/1991                                           7.77
 3/11/1991                                           7.71
 3/12/1991                                           7.74
 3/13/1991                                           7.67
 3/14/1991                                           7.64
 3/15/1991                                           7.73
 3/18/1991                                           7.79
 3/19/1991                                           7.93
 3/20/1991                                           7.88
 3/21/1991                                           7.82
 3/22/1991                                           7.82
 3/25/1991                                           7.83
 3/26/1991                                           7.84
 3/27/1991                                           7.76
 3/28/1991                                           7.73
 3/29/1991                                             ND
  4/1/1991                                           7.74
  4/2/1991                                           7.68
  4/3/1991                                           7.71
  4/4/1991                                           7.67
  4/5/1991                                           7.65
  4/8/1991                                           7.63
  4/9/1991                                           7.68
 4/10/1991                                           7.75
 4/11/1991                                           7.74
 4/12/1991                                           7.64
 4/15/1991                                           7.64
 4/16/1991                                           7.66
 4/17/1991                                           7.64
 4/18/1991                                           7.74
 4/19/1991                                           7.80
 4/22/1991                                           7.83
 4/23/1991                                           7.78
 4/24/1991                                           7.73
 4/25/1991                                           7.70
 4/26/1991                                           7.68
 4/29/1991                                           7.70
 4/30/1991                                           7.63
  5/1/1991                                           7.63
  5/2/1991                                           7.59
  5/3/1991                                           7.67
  5/6/1991                                           7.67
  5/7/1991                                           7.67
  5/8/1991                                           7.68
  5/9/1991                                           7.68
 5/10/1991                                           7.76
 5/13/1991                                           7.72
 5/14/1991                                           7.78
 5/15/1991                                           7.77
 5/16/1991                                           7.77
 5/17/1991                                           7.77
 5/20/1991                                           7.78
 5/21/1991                                           7.74
 5/22/1991                                           7.72
 5/23/1991                                           7.71
 5/24/1991                                           7.68
 5/27/1991                                             ND
 5/28/1991                                           7.66
 5/29/1991                                           7.66
 5/30/1991                                           7.63
 5/31/1991                                           7.69
  6/3/1991                                           7.80
  6/4/1991                                           7.80
  6/5/1991                                           7.84
  6/6/1991                                           7.89
  6/7/1991                                           7.96
 6/10/1991                                           7.95
 6/11/1991                                           7.96
 6/12/1991                                           8.02
 6/13/1991                                           8.00
 6/14/1991                                           7.94
 6/17/1991                                           7.96
 6/18/1991                                           7.97
 6/19/1991                                           7.97
 6/20/1991                                           7.91
 6/21/1991                                           7.95
 6/24/1991                                           7.98
 6/25/1991                                           7.99
 6/26/1991                                           7.98
 6/27/1991                                           7.97
 6/28/1991                                           7.90
  7/1/1991                                           7.93
  7/2/1991                                           7.95
  7/3/1991                                           7.92
  7/4/1991                                             ND
  7/5/1991                                           8.01
  7/8/1991                                           8.00
  7/9/1991                                           8.02
 7/10/1991                                           8.00
 7/11/1991                                           7.95
 7/12/1991                                           7.90
 7/15/1991                                           7.90
 7/16/1991                                           7.91
 7/17/1991                                           7.94
 7/18/1991                                           7.95
 7/19/1991                                           7.91
 7/22/1991                                           7.92
 7/23/1991                                           7.96
 7/24/1991                                           7.86
 7/25/1991                                           7.81
 7/26/1991                                           7.82
 7/29/1991                                           7.81
 7/30/1991                                           7.81
 7/31/1991                                           7.77
  8/1/1991                                           7.78
  8/2/1991                                           7.62
  8/5/1991                                           7.62
  8/6/1991                                           7.54
  8/7/1991                                           7.51
  8/8/1991                                           7.53
  8/9/1991                                           7.51
 8/12/1991                                           7.49
 8/13/1991                                           7.46
 8/14/1991                                           7.37
 8/15/1991                                           7.37
 8/16/1991                                           7.33
 8/19/1991                                           7.31
 8/20/1991                                           7.24
 8/21/1991                                           7.27
 8/22/1991                                           7.25
 8/23/1991                                           7.39
 8/26/1991                                           7.44
 8/27/1991                                           7.42
 8/28/1991                                           7.32
 8/29/1991                                           7.24
 8/30/1991                                           7.34
  9/2/1991                                             ND
  9/3/1991                                           7.32
  9/4/1991                                           7.31
  9/5/1991                                           7.32
  9/6/1991                                           7.24
  9/9/1991                                           7.20
 9/10/1991                                           7.20
 9/11/1991                                           7.21
 9/12/1991                                           7.15
 9/13/1991                                           7.13
 9/16/1991                                           7.11
 9/17/1991                                           7.10
 9/18/1991                                           7.10
 9/19/1991                                           7.10
 9/20/1991                                           7.09
 9/23/1991                                           7.09
 9/24/1991                                           7.09
 9/25/1991                                           7.06
 9/26/1991                                           7.03
 9/27/1991                                           6.95
 9/30/1991                                           6.92
 10/1/1991                                           6.90
 10/2/1991                                           6.90
 10/3/1991                                           6.88
 10/4/1991                                           6.81
 10/7/1991                                           6.81
 10/8/1991                                           6.82
 10/9/1991                                           6.87
10/10/1991                                           6.93
10/11/1991                                           6.84
10/14/1991                                             ND
10/15/1991                                           6.81
10/16/1991                                           6.79
10/17/1991                                           6.90
10/18/1991                                           6.88
10/21/1991                                           6.95
10/22/1991                                           6.99
10/23/1991                                           7.00
10/24/1991                                           6.91
10/25/1991                                           6.96
10/28/1991                                           6.91
10/29/1991                                           6.80
10/30/1991                                           6.77
10/31/1991                                           6.74
 11/1/1991                                           6.71
 11/4/1991                                           6.74
 11/5/1991                                           6.79
 11/6/1991                                           6.72
 11/7/1991                                           6.65
 11/8/1991                                           6.66
11/11/1991                                             ND
11/12/1991                                           6.65
11/13/1991                                           6.69
11/14/1991                                           6.62
11/15/1991                                           6.58
11/18/1991                                           6.57
11/19/1991                                           6.55
11/20/1991                                           6.56
11/21/1991                                           6.54
11/22/1991                                           6.56
11/25/1991                                           6.61
11/26/1991                                           6.53
11/27/1991                                           6.53
11/28/1991                                             ND
11/29/1991                                           6.48
 12/2/1991                                           6.43
 12/3/1991                                           6.39
 12/4/1991                                           6.27
 12/5/1991                                           6.30
 12/6/1991                                           6.31
 12/9/1991                                           6.23
12/10/1991                                           6.25
12/11/1991                                           6.26
12/12/1991                                           6.23
12/13/1991                                           6.30
12/16/1991                                           6.28
12/17/1991                                           6.24
12/18/1991                                           6.30
12/19/1991                                           6.19
12/20/1991                                           6.02
12/23/1991                                           6.00
12/24/1991                                           6.01
12/25/1991                                             ND
12/26/1991                                           6.00
12/27/1991                                           6.00
12/30/1991                                           5.97
12/31/1991                                           5.93
  1/1/1992                                             ND
  1/2/1992                                           5.98
  1/3/1992                                           6.05
  1/6/1992                                           6.02
  1/7/1992                                           5.94
  1/8/1992                                           5.96
  1/9/1992                                           6.02
 1/10/1992                                           6.10
 1/13/1992                                           6.21
 1/14/1992                                           6.34
 1/15/1992                                           6.37
 1/16/1992                                           6.41
 1/17/1992                                           6.36
 1/20/1992                                             ND
 1/21/1992                                           6.27
 1/22/1992                                           6.28
 1/23/1992                                           6.32
 1/24/1992                                           6.40
 1/27/1992                                           6.41
 1/28/1992                                           6.32
 1/29/1992                                           6.42
 1/30/1992                                           6.48
 1/31/1992                                           6.44
  2/3/1992                                           6.52
  2/4/1992                                           6.46
  2/5/1992                                           6.40
  2/6/1992                                           6.40
  2/7/1992                                           6.40
 2/10/1992                                           6.38
 2/11/1992                                           6.40
 2/12/1992                                           6.46
 2/13/1992                                           6.61
 2/14/1992                                           6.65
 2/17/1992                                             ND
 2/18/1992                                           6.69
 2/19/1992                                           6.67
 2/20/1992                                           6.67
 2/21/1992                                           6.77
 2/24/1992                                           6.81
 2/25/1992                                           6.78
 2/26/1992                                           6.66
 2/27/1992                                           6.67
 2/28/1992                                           6.58
  3/2/1992                                           6.73
  3/3/1992                                           6.76
  3/4/1992                                           6.76
  3/5/1992                                           6.87
  3/6/1992                                           6.85
  3/9/1992                                           6.77
 3/10/1992                                           6.78
 3/11/1992                                           6.86
 3/12/1992                                           7.01
 3/13/1992                                           7.14
 3/16/1992                                           7.12
 3/17/1992                                           7.06
 3/18/1992                                           7.06
 3/19/1992                                           7.03
 3/20/1992                                           7.12
 3/23/1992                                           7.10
 3/24/1992                                           7.00
 3/25/1992                                           6.96
 3/26/1992                                           6.98
 3/27/1992                                           6.97
 3/30/1992                                           6.93
 3/31/1992                                           6.94
  4/1/1992                                           6.82
  4/2/1992                                           6.85
  4/3/1992                                           6.76
  4/6/1992                                           6.74
  4/7/1992                                           6.73
  4/8/1992                                           6.76
  4/9/1992                                           6.59
 4/10/1992                                           6.62
 4/13/1992                                           6.58
 4/14/1992                                           6.60
 4/15/1992                                           6.66
 4/16/1992                                           6.76
 4/17/1992                                             ND
 4/20/1992                                           6.90
 4/21/1992                                           6.89
 4/22/1992                                           6.89
 4/23/1992                                           6.91
 4/24/1992                                           6.85
 4/27/1992                                           6.90
 4/28/1992                                           6.87
 4/29/1992                                           6.88
 4/30/1992                                           6.91
  5/1/1992                                           6.82
  5/4/1992                                           6.82
  5/5/1992                                           6.80
  5/6/1992                                           6.76
  5/7/1992                                           6.80
  5/8/1992                                           6.73
 5/11/1992                                           6.71
 5/12/1992                                           6.66
 5/13/1992                                           6.64
 5/14/1992                                           6.63
 5/15/1992                                           6.60
 5/18/1992                                           6.59
 5/19/1992                                           6.47
 5/20/1992                                           6.55
 5/21/1992                                           6.77
 5/22/1992                                           6.69
 5/25/1992                                             ND
 5/26/1992                                           6.79
 5/27/1992                                           6.74
 5/28/1992                                           6.67
 5/29/1992                                           6.61
  6/1/1992                                           6.69
  6/2/1992                                           6.61
  6/3/1992                                           6.60
  6/4/1992                                           6.60
  6/5/1992                                           6.55
  6/8/1992                                           6.56
  6/9/1992                                           6.59
 6/10/1992                                           6.59
 6/11/1992                                           6.56
 6/12/1992                                           6.49
 6/15/1992                                           6.49
 6/16/1992                                           6.44
 6/17/1992                                           6.44
 6/18/1992                                           6.39
 6/19/1992                                           6.45
 6/22/1992                                           6.45
 6/23/1992                                           6.50
 6/24/1992                                           6.39
 6/25/1992                                           6.32
 6/26/1992                                           6.33
 6/29/1992                                           6.29
 6/30/1992                                           6.29
  7/1/1992                                           6.27
  7/2/1992                                           6.02
  7/3/1992                                             ND
  7/6/1992                                           5.97
  7/7/1992                                           5.91
  7/8/1992                                           5.93
  7/9/1992                                           5.93
 7/10/1992                                           5.92
 7/13/1992                                           5.94
 7/14/1992                                           5.90
 7/15/1992                                           5.80
 7/16/1992                                           5.80
 7/17/1992                                           5.82
 7/20/1992                                           5.82
 7/21/1992                                           5.82
 7/22/1992                                           5.77
 7/23/1992                                           5.62
 7/24/1992                                           5.66
 7/27/1992                                           5.66
 7/28/1992                                           5.63
 7/29/1992                                           5.62
 7/30/1992                                           5.76
 7/31/1992                                           5.84
  8/3/1992                                           5.82
  8/4/1992                                           5.72
  8/5/1992                                           5.69
  8/6/1992                                           5.67
  8/7/1992                                           5.56
 8/10/1992                                           5.50
 8/11/1992                                           5.50
 8/12/1992                                           5.54
 8/13/1992                                           5.57
 8/14/1992                                           5.54
 8/17/1992                                           5.55
 8/18/1992                                           5.44
 8/19/1992                                           5.43
 8/20/1992                                           5.42
 8/21/1992                                           5.54
 8/24/1992                                           5.72
 8/25/1992                                           5.76
 8/26/1992                                           5.70
 8/27/1992                                           5.65
 8/28/1992                                           5.60
 8/31/1992                                           5.60
  9/1/1992                                           5.52
  9/2/1992                                           5.50
  9/3/1992                                           5.50
  9/4/1992                                           5.30
  9/7/1992                                             ND
  9/8/1992                                           5.21
  9/9/1992                                           5.25
 9/10/1992                                           5.26
 9/11/1992                                           5.33
 9/14/1992                                           5.28
 9/15/1992                                           5.37
 9/16/1992                                           5.40
 9/17/1992                                           5.41
 9/18/1992                                           5.41
 9/21/1992                                           5.46
 9/22/1992                                           5.52
 9/23/1992                                           5.54
 9/24/1992                                           5.47
 9/25/1992                                           5.33
 9/28/1992                                           5.28
 9/29/1992                                           5.31
 9/30/1992                                           5.33
 10/1/1992                                           5.18
 10/2/1992                                           5.22
 10/5/1992                                           5.18
 10/6/1992                                           5.25
 10/7/1992                                           5.43
 10/8/1992                                           5.37
 10/9/1992                                           5.50
10/12/1992                                             ND
10/13/1992                                           5.49
10/14/1992                                           5.51
10/15/1992                                           5.52
10/16/1992                                           5.57
10/19/1992                                           5.71
10/20/1992                                           5.90
10/21/1992                                           5.82
10/22/1992                                           5.79
10/23/1992                                           5.91
10/26/1992                                           5.92
10/27/1992                                           5.82
10/28/1992                                           5.83
10/29/1992                                           5.79
10/30/1992                                           5.90
 11/2/1992                                           5.96
 11/3/1992                                           5.94
 11/4/1992                                           5.94
 11/5/1992                                           5.93
 11/6/1992                                           6.02
 11/9/1992                                           6.09
11/10/1992                                           6.01
11/11/1992                                             ND
11/12/1992                                           5.89
11/13/1992                                           5.99
11/16/1992                                           6.11
11/17/1992                                           6.08
11/18/1992                                           5.97
11/19/1992                                           6.00
11/20/1992                                           6.08
11/23/1992                                           6.10
11/24/1992                                           6.04
11/25/1992                                           6.12
11/26/1992                                             ND
11/27/1992                                           6.22
11/30/1992                                           6.23
 12/1/1992                                           6.24
 12/2/1992                                           6.23
 12/3/1992                                           6.20
 12/4/1992                                           6.11
 12/7/1992                                           6.05
 12/8/1992                                           5.99
 12/9/1992                                           6.01
12/10/1992                                           6.04
12/11/1992                                           6.10
12/14/1992                                           6.15
12/15/1992                                           6.12
12/16/1992                                           6.06
12/17/1992                                           6.08
12/18/1992                                           6.07
12/21/1992                                           6.05
12/22/1992                                           6.02
12/23/1992                                           6.01
12/24/1992                                           6.02
12/25/1992                                             ND
12/28/1992                                           6.06
12/29/1992                                           6.04
12/30/1992                                           5.98
12/31/1992                                           6.04
  1/1/1993                                             ND
  1/4/1993                                           5.90
  1/5/1993                                           5.90
  1/6/1993                                           5.94
  1/7/1993                                           6.05
  1/8/1993                                           5.97
 1/11/1993                                           5.93
 1/12/1993                                           5.95
 1/13/1993                                           5.93
 1/14/1993                                           5.88
 1/15/1993                                           5.80
 1/18/1993                                             ND
 1/19/1993                                           5.82
 1/20/1993                                           5.85
 1/21/1993                                           5.83
 1/22/1993                                           5.77
 1/25/1993                                           5.71
 1/26/1993                                           5.75
 1/27/1993                                           5.68
 1/28/1993                                           5.61
 1/29/1993                                           5.57
  2/1/1993                                           5.55
  2/2/1993                                           5.63
  2/3/1993                                           5.62
  2/4/1993                                           5.53
  2/5/1993                                           5.42
  2/8/1993                                           5.49
  2/9/1993                                           5.55
 2/10/1993                                           5.63
 2/11/1993                                           5.58
 2/12/1993                                           5.57
 2/15/1993                                             ND
 2/16/1993                                           5.52
 2/17/1993                                           5.43
 2/18/1993                                           5.29
 2/19/1993                                           5.30
 2/22/1993                                           5.28
 2/23/1993                                           5.12
 2/24/1993                                           5.20
 2/25/1993                                           5.23
 2/26/1993                                           5.21
  3/1/1993                                           5.12
  3/2/1993                                           5.13
  3/3/1993                                           5.05
  3/4/1993                                           5.00
  3/5/1993                                           5.14
  3/8/1993                                           5.15
  3/9/1993                                           5.21
 3/10/1993                                           5.24
 3/11/1993                                           5.23
 3/12/1993                                           5.35
 3/15/1993                                           5.39
 3/16/1993                                           5.27
 3/17/1993                                           5.21
 3/18/1993                                           5.11
 3/19/1993                                           5.17
 3/22/1993                                           5.18
 3/23/1993                                           5.14
 3/24/1993                                           5.19
 3/25/1993                                           5.19
 3/26/1993                                           5.32
 3/29/1993                                           5.25
 3/30/1993                                           5.20
 3/31/1993                                           5.24
  4/1/1993                                           5.24
  4/2/1993                                           5.31
  4/5/1993                                           5.27
  4/6/1993                                           5.22
  4/7/1993                                           5.23
  4/8/1993                                           5.13
  4/9/1993                                             ND
 4/12/1993                                           5.09
 4/13/1993                                           5.10
 4/14/1993                                           5.07
 4/15/1993                                           5.06
 4/16/1993                                           5.08
 4/19/1993                                           5.07
 4/20/1993                                           5.07
 4/21/1993                                           5.05
 4/22/1993                                           5.04
 4/23/1993                                           5.06
 4/26/1993                                           5.09
 4/27/1993                                           5.19
 4/28/1993                                           5.18
 4/29/1993                                           5.10
 4/30/1993                                           5.14
  5/3/1993                                           5.06
  5/4/1993                                           5.04
  5/5/1993                                           5.07
  5/6/1993                                           5.03
  5/7/1993                                           5.04
 5/10/1993                                           5.02
 5/11/1993                                           5.03
 5/12/1993                                           5.07
 5/13/1993                                           5.15
 5/14/1993                                           5.21
 5/17/1993                                           5.27
 5/18/1993                                           5.30
 5/19/1993                                           5.26
 5/20/1993                                           5.25
 5/21/1993                                           5.34
 5/24/1993                                           5.37
 5/25/1993                                           5.38
 5/26/1993                                           5.35
 5/27/1993                                           5.35
 5/28/1993                                           5.37
 5/31/1993                                             ND
  6/1/1993                                           5.28
  6/2/1993                                           5.27
  6/3/1993                                           5.23
  6/4/1993                                           5.36
  6/7/1993                                           5.34
  6/8/1993                                           5.35
  6/9/1993                                           5.33
 6/10/1993                                           5.34
 6/11/1993                                           5.22
 6/14/1993                                           5.20
 6/15/1993                                           5.19
 6/16/1993                                           5.18
 6/17/1993                                           5.17
 6/18/1993                                           5.23
 6/21/1993                                           5.20
 6/22/1993                                           5.21
 6/23/1993                                           5.20
 6/24/1993                                           5.16
 6/25/1993                                           5.13
 6/28/1993                                           5.08
 6/29/1993                                           5.05
 6/30/1993                                           5.05
  7/1/1993                                           5.04
  7/2/1993                                           4.98
  7/5/1993                                             ND
  7/6/1993                                           5.04
  7/7/1993                                           5.04
  7/8/1993                                           5.02
  7/9/1993                                           5.00
 7/12/1993                                           5.00
 7/13/1993                                           5.03
 7/14/1993                                           4.98
 7/15/1993                                           4.99
 7/16/1993                                           4.99
 7/19/1993                                           5.00
 7/20/1993                                           5.08
 7/21/1993                                           5.17
 7/22/1993                                           5.24
 7/23/1993                                           5.28
 7/26/1993                                           5.25
 7/27/1993                                           5.26
 7/28/1993                                           5.23
 7/29/1993                                           5.13
 7/30/1993                                           5.16
  8/2/1993                                           5.20
  8/3/1993                                           5.19
  8/4/1993                                           5.20
  8/5/1993                                           5.18
  8/6/1993                                           5.16
  8/9/1993                                           5.12
 8/10/1993                                           5.14
 8/11/1993                                           5.13
 8/12/1993                                           5.13
 8/13/1993                                           5.08
 8/16/1993                                           5.05
 8/17/1993                                           5.07
 8/18/1993                                           5.04
 8/19/1993                                           4.97
 8/20/1993                                           4.96
 8/23/1993                                           4.98
 8/24/1993                                           4.90
 8/25/1993                                           4.86
 8/26/1993                                           4.78
 8/27/1993                                           4.83
 8/30/1993                                           4.78
 8/31/1993                                           4.80
  9/1/1993                                           4.81
  9/2/1993                                           4.76
  9/3/1993                                           4.65
  9/6/1993                                             ND
  9/7/1993                                           4.60
  9/8/1993                                           4.63
  9/9/1993                                           4.74
 9/10/1993                                           4.67
 9/13/1993                                           4.66
 9/14/1993                                           4.77
 9/15/1993                                           4.75
 9/16/1993                                           4.74
 9/17/1993                                           4.75
 9/20/1993                                           4.79
 9/21/1993                                           4.80
 9/22/1993                                           4.81
 9/23/1993                                           4.80
 9/24/1993                                           4.81
 9/27/1993                                           4.69
 9/28/1993                                           4.67
 9/29/1993                                           4.74
 9/30/1993                                           4.79
 10/1/1993                                           4.72
 10/4/1993                                           4.71
 10/5/1993                                           4.72
 10/6/1993                                           4.70
 10/7/1993                                           4.69
 10/8/1993                                           4.61
10/11/1993                                             ND
10/12/1993                                           4.64
10/13/1993                                           4.64
10/14/1993                                           4.61
10/15/1993                                           4.57
10/18/1993                                           4.66
10/19/1993                                           4.66
10/20/1993                                           4.64
10/21/1993                                           4.72
10/22/1993                                           4.76
10/25/1993                                           4.82
10/26/1993                                           4.79
10/27/1993                                           4.82
10/28/1993                                           4.83
10/29/1993                                           4.83
 11/1/1993                                           4.96
 11/2/1993                                           5.02
 11/3/1993                                           5.01
 11/4/1993                                           5.03
 11/5/1993                                           5.11
 11/8/1993                                           5.04
 11/9/1993                                           5.02
11/10/1993                                           5.08
11/11/1993                                             ND
11/12/1993                                           5.02
11/15/1993                                           5.02
11/16/1993                                           4.98
11/17/1993                                           4.99
11/18/1993                                           5.06
11/19/1993                                           5.16
11/22/1993                                           5.20
11/23/1993                                           5.14
11/24/1993                                           5.11
11/25/1993                                             ND
11/26/1993                                           5.08
11/29/1993                                           5.08
11/30/1993                                           5.15
 12/1/1993                                           5.14
 12/2/1993                                           5.16
 12/3/1993                                           5.16
 12/6/1993                                           5.09
 12/7/1993                                           5.10
 12/8/1993                                           5.09
 12/9/1993                                           5.07
12/10/1993                                           5.13
12/13/1993                                           5.16
12/14/1993                                           5.20
12/15/1993                                           5.19
12/16/1993                                           5.20
12/17/1993                                           5.17
12/20/1993                                           5.20
12/21/1993                                           5.22
12/22/1993                                           5.13
12/23/1993                                           5.10
12/24/1993                                             ND
12/27/1993                                           5.09
12/28/1993                                           5.10
12/29/1993                                           5.12
12/30/1993                                           5.20
12/31/1993                                           5.21
  1/3/1994                                           5.29
  1/4/1994                                           5.26
  1/5/1994                                           5.27
  1/6/1994                                           5.21
  1/7/1994                                           5.03
 1/10/1994                                           5.01
 1/11/1994                                           5.00
 1/12/1994                                           4.95
 1/13/1994                                           5.08
 1/14/1994                                           5.12
 1/17/1994                                             ND
 1/18/1994                                           5.09
 1/19/1994                                           5.08
 1/20/1994                                           5.02
 1/21/1994                                           5.05
 1/24/1994                                           5.06
 1/25/1994                                           5.08
 1/26/1994                                           5.09
 1/27/1994                                           5.04
 1/28/1994                                           4.99
 1/31/1994                                           5.02
  2/1/1994                                           5.10
  2/2/1994                                           5.11
  2/3/1994                                           5.17
  2/4/1994                                           5.32
  2/7/1994                                           5.36
  2/8/1994                                           5.38
  2/9/1994                                           5.35
 2/10/1994                                           5.36
 2/11/1994                                           5.34
 2/14/1994                                           5.36
 2/15/1994                                           5.34
 2/16/1994                                           5.35
 2/17/1994                                           5.45
 2/18/1994                                           5.52
 2/21/1994                                             ND
 2/22/1994                                           5.50
 2/23/1994                                           5.59
 2/24/1994                                           5.66
 2/25/1994                                           5.65
 2/28/1994                                           5.60
  3/1/1994                                           5.74
  3/2/1994                                           5.74
  3/3/1994                                           5.79
  3/4/1994                                           5.82
  3/7/1994                                           5.77
  3/8/1994                                           5.84
  3/9/1994                                           5.84
 3/10/1994                                           5.90
 3/11/1994                                           5.89
 3/14/1994                                           5.94
 3/15/1994                                           5.91
 3/16/1994                                           5.86
 3/17/1994                                           5.88
 3/18/1994                                           5.97
 3/21/1994                                           6.03
 3/22/1994                                           5.92
 3/23/1994                                           5.92
 3/24/1994                                           6.05
 3/25/1994                                           6.08
 3/28/1994                                           6.10
 3/29/1994                                           6.19
 3/30/1994                                           6.24
 3/31/1994                                           6.23
  4/1/1994                                             ND
  4/4/1994                                           6.64
  4/5/1994                                           6.47
  4/6/1994                                           6.42
  4/7/1994                                           6.38
  4/8/1994                                           6.46
 4/11/1994                                           6.46
 4/12/1994                                           6.40
 4/13/1994                                           6.47
 4/14/1994                                           6.51
 4/15/1994                                           6.50
 4/18/1994                                           6.70
 4/19/1994                                           6.68
 4/20/1994                                           6.62
 4/21/1994                                           6.49
 4/22/1994                                           6.53
 4/25/1994                                           6.48
 4/26/1994                                           6.46
 4/27/1994                                             ND
 4/28/1994                                           6.65
 4/29/1994                                           6.64
  5/2/1994                                           6.69
  5/3/1994                                           6.73
  5/4/1994                                           6.74
  5/5/1994                                           6.70
  5/6/1994                                           6.95
  5/9/1994                                           7.09
 5/10/1994                                           6.93
 5/11/1994                                           7.02
 5/12/1994                                           6.97
 5/13/1994                                           6.89
 5/16/1994                                           6.85
 5/17/1994                                           6.66
 5/18/1994                                           6.61
 5/19/1994                                           6.52
 5/20/1994                                           6.59
 5/23/1994                                           6.76
 5/24/1994                                           6.75
 5/25/1994                                           6.74
 5/26/1994                                           6.69
 5/27/1994                                           6.73
 5/30/1994                                             ND
 5/31/1994                                           6.77
  6/1/1994                                           6.74
  6/2/1994                                           6.68
  6/3/1994                                           6.59
  6/6/1994                                           6.49
  6/7/1994                                           6.53
  6/8/1994                                           6.53
  6/9/1994                                           6.54
 6/10/1994                                           6.60
 6/13/1994                                           6.66
 6/14/1994                                           6.58
 6/15/1994                                           6.67
 6/16/1994                                           6.65
 6/17/1994                                           6.71
 6/20/1994                                           6.74
 6/21/1994                                           6.82
 6/22/1994                                           6.75
 6/23/1994                                           6.70
 6/24/1994                                           6.81
 6/27/1994                                           6.79
 6/28/1994                                           6.88
 6/29/1994                                           6.87
 6/30/1994                                           6.97
  7/1/1994                                           6.95
  7/4/1994                                             ND
  7/5/1994                                           6.93
  7/6/1994                                           6.92
  7/7/1994                                           6.89
  7/8/1994                                           7.04
 7/11/1994                                           7.09
 7/12/1994                                           7.03
 7/13/1994                                           7.02
 7/14/1994                                           6.85
 7/15/1994                                           6.84
 7/18/1994                                           6.79
 7/19/1994                                           6.73
 7/20/1994                                           6.84
 7/21/1994                                           6.89
 7/22/1994                                           6.92
 7/25/1994                                           6.90
 7/26/1994                                           6.90
 7/27/1994                                           6.99
 7/28/1994                                           6.94
 7/29/1994                                           6.73
  8/1/1994                                           6.75
  8/2/1994                                           6.73
  8/3/1994                                           6.70
  8/4/1994                                           6.72
  8/5/1994                                           6.93
  8/8/1994                                           6.93
  8/9/1994                                           6.97
 8/10/1994                                           6.95
 8/11/1994                                           7.00
 8/12/1994                                           6.94
 8/15/1994                                           6.96
 8/16/1994                                           6.86
 8/17/1994                                           6.81
 8/18/1994                                           6.93
 8/19/1994                                           6.92
 8/22/1994                                           6.97
 8/23/1994                                           6.94
 8/24/1994                                           6.87
 8/25/1994                                           6.93
 8/26/1994                                           6.87
 8/29/1994                                           6.87
 8/30/1994                                           6.83
 8/31/1994                                           6.81
  9/1/1994                                           6.81
  9/2/1994                                           6.82
  9/5/1994                                             ND
  9/6/1994                                           6.88
  9/7/1994                                           6.92
  9/8/1994                                           6.92
  9/9/1994                                           7.06
 9/12/1994                                           7.08
 9/13/1994                                           7.05
 9/14/1994                                           7.02
 9/15/1994                                           6.97
 9/16/1994                                           7.13
 9/19/1994                                           7.11
 9/20/1994                                           7.15
 9/21/1994                                           7.20
 9/22/1994                                           7.20
 9/23/1994                                           7.20
 9/26/1994                                           7.21
 9/27/1994                                           7.24
 9/28/1994                                           7.21
 9/29/1994                                           7.29
 9/30/1994                                           7.28
 10/3/1994                                           7.35
 10/4/1994                                           7.37
 10/5/1994                                           7.42
 10/6/1994                                           7.43
 10/7/1994                                           7.34
10/10/1994                                             ND
10/11/1994                                           7.30
10/12/1994                                           7.34
10/13/1994                                           7.30
10/14/1994                                           7.26
10/17/1994                                           7.28
10/18/1994                                           7.29
10/19/1994                                           7.34
10/20/1994                                           7.46
10/21/1994                                           7.46
10/24/1994                                           7.52
10/25/1994                                           7.54
10/26/1994                                           7.55
10/27/1994                                           7.55
10/28/1994                                           7.48
10/31/1994                                           7.48
 11/1/1994                                           7.58
 11/2/1994                                           7.63
 11/3/1994                                           7.65
 11/4/1994                                           7.72
 11/7/1994                                           7.73
 11/8/1994                                           7.69
 11/9/1994                                           7.64
11/10/1994                                           7.69
11/11/1994                                             ND
11/14/1994                                           7.66
11/15/1994                                           7.69
11/16/1994                                           7.73
11/17/1994                                           7.79
11/18/1994                                           7.79
11/21/1994                                           7.83
11/22/1994                                           7.82
11/23/1994                                           7.64
11/24/1994                                             ND
11/25/1994                                           7.65
11/28/1994                                           7.77
11/29/1994                                           7.86
11/30/1994                                           7.79
 12/1/1994                                           7.80
 12/2/1994                                           7.71
 12/5/1994                                           7.78
 12/6/1994                                           7.65
 12/7/1994                                           7.74
 12/8/1994                                           7.77
 12/9/1994                                           7.74
12/12/1994                                           7.82
12/13/1994                                           7.84
12/14/1994                                           7.74
12/15/1994                                           7.73
12/16/1994                                           7.76
12/19/1994                                           7.77
12/20/1994                                           7.76
12/21/1994                                           7.75
12/22/1994                                           7.83
12/23/1994                                           7.86
12/26/1994                                             ND
12/27/1994                                           7.78
12/28/1994                                           7.81
12/29/1994                                           7.83
12/30/1994                                           7.83
  1/2/1995                                             ND
  1/3/1995                                           7.88
  1/4/1995                                           7.81
  1/5/1995                                           7.87
  1/6/1995                                           7.87
  1/9/1995                                           7.90
 1/10/1995                                           7.85
 1/11/1995                                           7.80
 1/12/1995                                           7.80
 1/13/1995                                           7.64
 1/16/1995                                             ND
 1/17/1995                                           7.68
 1/18/1995                                           7.71
 1/19/1995                                           7.74
 1/20/1995                                           7.80
 1/23/1995                                           7.80
 1/24/1995                                           7.82
 1/25/1995                                           7.76
 1/26/1995                                           7.70
 1/27/1995                                           7.60
 1/30/1995                                           7.55
 1/31/1995                                           7.54
  2/1/1995                                           7.56
  2/2/1995                                           7.63
  2/3/1995                                           7.40
  2/6/1995                                           7.43
  2/7/1995                                           7.44
  2/8/1995                                           7.43
  2/9/1995                                           7.50
 2/10/1995                                           7.55
 2/13/1995                                           7.54
 2/14/1995                                           7.45
 2/15/1995                                           7.37
 2/16/1995                                           7.29
 2/17/1995                                           7.33
 2/20/1995                                             ND
 2/21/1995                                           7.35
 2/22/1995                                           7.20
 2/23/1995                                           7.20
 2/24/1995                                           7.16
 2/27/1995                                           7.06
 2/28/1995                                           7.06
  3/1/1995                                           7.06
  3/2/1995                                           7.15
  3/3/1995                                           7.19
  3/6/1995                                           7.24
  3/7/1995                                           7.28
  3/8/1995                                           7.20
  3/9/1995                                           7.11
 3/10/1995                                           7.07
 3/13/1995                                           7.01
 3/14/1995                                           6.93
 3/15/1995                                           6.93
 3/16/1995                                           6.89
 3/17/1995                                           6.97
 3/20/1995                                           6.98
 3/21/1995                                           7.01
 3/22/1995                                           7.05
 3/23/1995                                           7.06
 3/24/1995                                           6.93
 3/27/1995                                           6.90
 3/28/1995                                           7.02
 3/29/1995                                           6.98
 3/30/1995                                           7.05
 3/31/1995                                           7.08
  4/3/1995                                           7.00
  4/4/1995                                           6.96
  4/5/1995                                           6.97
  4/6/1995                                           6.92
  4/7/1995                                           6.93
 4/10/1995                                           6.94
 4/11/1995                                           6.92
 4/12/1995                                           6.89
 4/13/1995                                           6.82
 4/14/1995                                             ND
 4/17/1995                                           6.80
 4/18/1995                                           6.77
 4/19/1995                                           6.82
 4/20/1995                                           6.76
 4/21/1995                                           6.77
 4/24/1995                                           6.77
 4/25/1995                                           6.79
 4/26/1995                                           6.79
 4/27/1995                                           6.84
 4/28/1995                                           6.88
  5/1/1995                                           6.90
  5/2/1995                                           6.83
  5/3/1995                                           6.73
  5/4/1995                                           6.63
  5/5/1995                                           6.42
  5/8/1995                                           6.44
  5/9/1995                                           6.33
 5/10/1995                                           6.39
 5/11/1995                                           6.45
 5/12/1995                                           6.46
 5/15/1995                                           6.41
 5/16/1995                                           6.36
 5/17/1995                                           6.35
 5/18/1995                                           6.44
 5/19/1995                                           6.43
 5/22/1995                                           6.46
 5/23/1995                                           6.37
 5/24/1995                                           6.20
 5/25/1995                                           6.18
 5/26/1995                                           6.18
 5/29/1995                                             ND
 5/30/1995                                           6.08
 5/31/1995                                           6.08
  6/1/1995                                           5.94
  6/2/1995                                           5.80
  6/5/1995                                           5.79
  6/6/1995                                           5.83
  6/7/1995                                           5.95
  6/8/1995                                           6.02
  6/9/1995                                           6.21
 6/12/1995                                           6.16
 6/13/1995                                           5.88
 6/14/1995                                           5.88
 6/15/1995                                           5.93
 6/16/1995                                           5.96
 6/19/1995                                           5.87
 6/20/1995                                           5.92
 6/21/1995                                           5.89
 6/22/1995                                           5.80
 6/23/1995                                           5.83
 6/26/1995                                           5.90
 6/27/1995                                           5.94
 6/28/1995                                           5.88
 6/29/1995                                           6.07
 6/30/1995                                           5.98
  7/3/1995                                           5.97
  7/4/1995                                             ND
  7/5/1995                                           5.95
  7/6/1995                                           5.75
  7/7/1995                                           5.74
 7/10/1995                                           5.74
 7/11/1995                                           5.80
 7/12/1995                                           5.80
 7/13/1995                                           5.80
 7/14/1995                                           5.89
 7/17/1995                                           5.97
 7/18/1995                                           6.01
 7/19/1995                                           6.15
 7/20/1995                                           6.15
 7/21/1995                                           6.26
 7/24/1995                                           6.20
 7/25/1995                                           6.19
 7/26/1995                                           6.24
 7/27/1995                                           6.18
 7/28/1995                                           6.22
 7/31/1995                                           6.16
  8/1/1995                                           6.22
  8/2/1995                                           6.15
  8/3/1995                                           6.24
  8/4/1995                                           6.20
  8/7/1995                                           6.18
  8/8/1995                                           6.17
  8/9/1995                                           6.21
 8/10/1995                                           6.25
 8/11/1995                                           6.37
 8/14/1995                                           6.36
 8/15/1995                                           6.37
 8/16/1995                                           6.32
 8/17/1995                                           6.37
 8/18/1995                                           6.36
 8/21/1995                                           6.31
 8/22/1995                                           6.35
 8/23/1995                                           6.37
 8/24/1995                                           6.26
 8/25/1995                                           6.13
 8/28/1995                                           6.10
 8/29/1995                                           6.15
 8/30/1995                                           6.10
 8/31/1995                                           6.07
  9/1/1995                                           6.00
  9/4/1995                                             ND
  9/5/1995                                           5.96
  9/6/1995                                           5.95
  9/7/1995                                           6.00
  9/8/1995                                           6.04
 9/11/1995                                           6.05
 9/12/1995                                           5.96
 9/13/1995                                           5.99
 9/14/1995                                           5.87
 9/15/1995                                           5.91
 9/18/1995                                           5.97
 9/19/1995                                           5.94
 9/20/1995                                           5.92
 9/21/1995                                           6.03
 9/22/1995                                           6.06
 9/25/1995                                           6.08
 9/26/1995                                           6.11
 9/27/1995                                           6.08
 9/28/1995                                           6.10
 9/29/1995                                           6.01
 10/2/1995                                           5.98
 10/3/1995                                           5.96
 10/4/1995                                           5.91
 10/5/1995                                           5.88
 10/6/1995                                           5.89
 10/9/1995                                             ND
10/10/1995                                           5.91
10/11/1995                                           5.91
10/12/1995                                           5.88
10/13/1995                                           5.80
10/16/1995                                           5.80
10/17/1995                                           5.80
10/18/1995                                           5.83
10/19/1995                                           5.83
10/20/1995                                           5.90
10/23/1995                                           5.92
10/24/1995                                           5.85
10/25/1995                                           5.80
10/26/1995                                           5.81
10/27/1995                                           5.83
10/30/1995                                           5.82
10/31/1995                                           5.81
 11/1/1995                                           5.74
 11/2/1995                                           5.68
 11/3/1995                                           5.70
 11/6/1995                                           5.73
 11/7/1995                                           5.77
 11/8/1995                                           5.69
 11/9/1995                                           5.72
11/10/1995                                           5.76
11/13/1995                                           5.72
11/14/1995                                           5.71
11/15/1995                                           5.77
11/16/1995                                           5.68
11/17/1995                                           5.66
11/20/1995                                           5.66
11/21/1995                                           5.70
11/22/1995                                           5.72
11/23/1995                                             ND
11/24/1995                                           5.70
11/27/1995                                           5.67
11/28/1995                                           5.67
11/29/1995                                           5.60
11/30/1995                                           5.53
 12/1/1995                                           5.49
 12/4/1995                                           5.43
 12/5/1995                                           5.45
 12/6/1995                                           5.49
 12/7/1995                                           5.54
 12/8/1995                                           5.56
12/11/1995                                           5.53
12/12/1995                                           5.55
12/13/1995                                           5.56
12/14/1995                                           5.55
12/15/1995                                           5.55
12/18/1995                                           5.66
12/19/1995                                           5.58
12/20/1995                                           5.55
12/21/1995                                           5.53
12/22/1995                                           5.50
12/25/1995                                             ND
12/26/1995                                           5.48
12/27/1995                                           5.46
12/28/1995                                           5.43
12/29/1995                                           5.38
  1/1/1996                                             ND
  1/2/1996                                           5.39
  1/3/1996                                           5.36
  1/4/1996                                           5.39
  1/5/1996                                           5.42
  1/8/1996                                           5.41
  1/9/1996                                           5.41
 1/10/1996                                           5.50
 1/11/1996                                           5.47
 1/12/1996                                           5.40
 1/15/1996                                             ND
 1/16/1996                                           5.37
 1/17/1996                                           5.29
 1/18/1996                                           5.25
 1/19/1996                                           5.27
 1/22/1996                                           5.34
 1/23/1996                                           5.37
 1/24/1996                                           5.30
 1/25/1996                                           5.41
 1/26/1996                                           5.34
 1/29/1996                                           5.37
 1/30/1996                                           5.30
 1/31/1996                                           5.25
  2/1/1996                                           5.24
  2/2/1996                                           5.24
  2/5/1996                                           5.30
  2/6/1996                                           5.28
  2/7/1996                                           5.27
  2/8/1996                                           5.27
  2/9/1996                                           5.25
 2/12/1996                                           5.17
 2/13/1996                                           5.14
 2/14/1996                                           5.17
 2/15/1996                                           5.23
 2/16/1996                                           5.29
 2/19/1996                                             ND
 2/20/1996                                           5.53
 2/21/1996                                           5.56
 2/22/1996                                           5.47
 2/23/1996                                           5.53
 2/26/1996                                           5.56
 2/27/1996                                           5.63
 2/28/1996                                           5.73
 2/29/1996                                           5.73
  3/1/1996                                           5.60
  3/4/1996                                           5.52
  3/5/1996                                           5.60
  3/6/1996                                           5.68
  3/7/1996                                           5.71
  3/8/1996                                           6.05
 3/11/1996                                           6.00
 3/12/1996                                           6.04
 3/13/1996                                           6.03
 3/14/1996                                           6.03
 3/15/1996                                           6.19
 3/18/1996                                           6.16
 3/19/1996                                           6.15
 3/20/1996                                           6.05
 3/21/1996                                           6.01
 3/22/1996                                           6.05
 3/25/1996                                           6.00
 3/26/1996                                           6.00
 3/27/1996                                           6.12
 3/28/1996                                           6.20
 3/29/1996                                           6.10
  4/1/1996                                           6.09
  4/2/1996                                           6.02
  4/3/1996                                           6.06
  4/4/1996                                           6.12
  4/5/1996                                           6.40
  4/8/1996                                           6.46
  4/9/1996                                           6.37
 4/10/1996                                           6.44
 4/11/1996                                           6.50
 4/12/1996                                           6.31
 4/15/1996                                           6.27
 4/16/1996                                           6.28
 4/17/1996                                           6.33
 4/18/1996                                           6.39
 4/19/1996                                           6.32
 4/22/1996                                           6.28
 4/23/1996                                           6.31
 4/24/1996                                           6.34
 4/25/1996                                           6.31
 4/26/1996                                           6.29
 4/29/1996                                           6.33
 4/30/1996                                           6.40
  5/1/1996                                           6.39
  5/2/1996                                           6.56
  5/3/1996                                           6.61
  5/6/1996                                           6.57
  5/7/1996                                           6.60
  5/8/1996                                           6.56
  5/9/1996                                           6.57
 5/10/1996                                           6.45
 5/13/1996                                           6.45
 5/14/1996                                           6.40
 5/15/1996                                           6.39
 5/16/1996                                           6.45
 5/17/1996                                           6.41
 5/20/1996                                           6.38
 5/21/1996                                           6.41
 5/22/1996                                           6.38
 5/23/1996                                           6.44
 5/24/1996                                           6.42
 5/27/1996                                             ND
 5/28/1996                                           6.44
 5/29/1996                                           6.56
 5/30/1996                                           6.55
 5/31/1996                                           6.64
  6/3/1996                                           6.64
  6/4/1996                                           6.62
  6/5/1996                                           6.60
  6/6/1996                                           6.52
  6/7/1996                                           6.75
 6/10/1996                                           6.77
 6/11/1996                                           6.77
 6/12/1996                                           6.81
 6/13/1996                                           6.80
 6/14/1996                                           6.72
 6/17/1996                                           6.68
 6/18/1996                                           6.71
 6/19/1996                                           6.74
 6/20/1996                                           6.77
 6/21/1996                                           6.74
 6/24/1996                                           6.72
 6/25/1996                                           6.70
 6/26/1996                                           6.67
 6/27/1996                                           6.59
 6/28/1996                                           6.47
  7/1/1996                                           6.49
  7/2/1996                                           6.56
  7/3/1996                                           6.53
  7/4/1996                                             ND
  7/5/1996                                           6.82
  7/8/1996                                           6.81
  7/9/1996                                           6.78
 7/10/1996                                           6.71
 7/11/1996                                           6.67
 7/12/1996                                           6.65
 7/15/1996                                           6.67
 7/16/1996                                           6.61
 7/17/1996                                           6.61
 7/18/1996                                           6.50
 7/19/1996                                           6.55
 7/22/1996                                           6.62
 7/23/1996                                           6.60
 7/24/1996                                           6.63
 7/25/1996                                           6.65
 7/26/1996                                           6.62
 7/29/1996                                           6.69
 7/30/1996                                           6.65
 7/31/1996                                           6.57
  8/1/1996                                           6.41
  8/2/1996                                           6.26
  8/5/1996                                           6.28
  8/6/1996                                           6.29
  8/7/1996                                           6.30
  8/8/1996                                           6.29
  8/9/1996                                           6.25
 8/12/1996                                           6.24
 8/13/1996                                           6.32
 8/14/1996                                           6.33
 8/15/1996                                           6.37
 8/16/1996                                           6.31
 8/19/1996                                           6.34
 8/20/1996                                           6.34
 8/21/1996                                           6.35
 8/22/1996                                           6.38
 8/23/1996                                           6.48
 8/26/1996                                           6.57
 8/27/1996                                           6.55
 8/28/1996                                           6.56
 8/29/1996                                           6.61
 8/30/1996                                           6.73
  9/2/1996                                             ND
  9/3/1996                                           6.71
  9/4/1996                                           6.74
  9/5/1996                                           6.76
  9/6/1996                                           6.72
  9/9/1996                                           6.67
 9/10/1996                                           6.70
 9/11/1996                                           6.70
 9/12/1996                                           6.64
 9/13/1996                                           6.48
 9/16/1996                                           6.49
 9/17/1996                                           6.57
 9/18/1996                                           6.61
 9/19/1996                                           6.65
 9/20/1996                                           6.62
 9/23/1996                                           6.60
 9/24/1996                                           6.52
 9/25/1996                                           6.46
 9/26/1996                                           6.41
 9/27/1996                                           6.43
 9/30/1996                                           6.46
 10/1/1996                                           6.39
 10/2/1996                                           6.35
 10/3/1996                                           6.35
 10/4/1996                                           6.20
 10/7/1996                                           6.25
 10/8/1996                                           6.26
 10/9/1996                                           6.31
10/10/1996                                           6.37
10/11/1996                                           6.29
10/14/1996                                             ND
10/15/1996                                           6.30
10/16/1996                                           6.31
10/17/1996                                           6.25
10/18/1996                                           6.25
10/21/1996                                           6.27
10/22/1996                                           6.31
10/23/1996                                           6.31
10/24/1996                                           6.29
10/25/1996                                           6.26
10/28/1996                                           6.29
10/29/1996                                           6.12
10/30/1996                                           6.12
10/31/1996                                           6.10
 11/1/1996                                           6.11
 11/4/1996                                           6.10
 11/5/1996                                           6.03
 11/6/1996                                           6.05
 11/7/1996                                           6.01
 11/8/1996                                           6.04
11/11/1996                                             ND
11/12/1996                                           5.98
11/13/1996                                           5.99
11/14/1996                                           5.93
11/15/1996                                           5.96
11/18/1996                                           5.97
11/19/1996                                           5.94
11/20/1996                                           5.92
11/21/1996                                           5.94
11/22/1996                                           5.94
11/25/1996                                           5.92
11/26/1996                                           5.91
11/27/1996                                           5.91
11/28/1996                                             ND
11/29/1996                                           5.84
 12/2/1996                                           5.85
 12/3/1996                                           5.84
 12/4/1996                                           5.89
 12/5/1996                                           5.99
 12/6/1996                                           6.02
 12/9/1996                                           5.97
12/10/1996                                           5.99
12/11/1996                                           6.14
12/12/1996                                           6.14
12/13/1996                                           6.06
12/16/1996                                           6.13
12/17/1996                                           6.17
12/18/1996                                           6.21
12/19/1996                                           6.13
12/20/1996                                           6.12
12/23/1996                                           6.12
12/24/1996                                           6.13
12/25/1996                                             ND
12/26/1996                                           6.13
12/27/1996                                           6.09
12/30/1996                                           6.10
12/31/1996                                           6.21
  1/1/1997                                             ND
  1/2/1997                                           6.30
  1/3/1997                                           6.28
  1/6/1997                                           6.30
  1/7/1997                                           6.32
  1/8/1997                                           6.34
  1/9/1997                                           6.27
 1/10/1997                                           6.40
 1/13/1997                                           6.40
 1/14/1997                                           6.30
 1/15/1997                                           6.30
 1/16/1997                                           6.33
 1/17/1997                                           6.32
 1/20/1997                                             ND
 1/21/1997                                           6.29
 1/22/1997                                           6.32
 1/23/1997                                           6.35
 1/24/1997                                           6.39
 1/27/1997                                           6.42
 1/28/1997                                           6.38
 1/29/1997                                           6.38
 1/30/1997                                           6.35
 1/31/1997                                           6.26
  2/3/1997                                           6.21
  2/4/1997                                           6.19
  2/5/1997                                           6.21
  2/6/1997                                           6.22
  2/7/1997                                           6.17
 2/10/1997                                           6.16
 2/11/1997                                           6.18
 2/12/1997                                           6.19
 2/13/1997                                           6.12
 2/14/1997                                           6.07
 2/17/1997                                             ND
 2/18/1997                                           6.08
 2/19/1997                                           6.10
 2/20/1997                                           6.17
 2/21/1997                                           6.16
 2/24/1997                                           6.19
 2/25/1997                                           6.20
 2/26/1997                                           6.37
 2/27/1997                                           6.40
 2/28/1997                                           6.39
  3/3/1997                                           6.41
  3/4/1997                                           6.44
  3/5/1997                                           6.43
  3/6/1997                                           6.45
  3/7/1997                                           6.39
 3/10/1997                                           6.40
 3/11/1997                                           6.40
 3/12/1997                                           6.43
 3/13/1997                                           6.55
 3/14/1997                                           6.53
 3/17/1997                                           6.55
 3/18/1997                                           6.56
 3/19/1997                                           6.58
 3/20/1997                                           6.61
 3/21/1997                                           6.61
 3/24/1997                                           6.58
 3/25/1997                                           6.63
 3/26/1997                                           6.66
 3/27/1997                                           6.76
 3/28/1997                                             ND
 3/31/1997                                           6.77
  4/1/1997                                           6.74
  4/2/1997                                           6.73
  4/3/1997                                           6.72
  4/4/1997                                           6.78
  4/7/1997                                           6.73
  4/8/1997                                           6.76
  4/9/1997                                           6.77
 4/10/1997                                           6.78
 4/11/1997                                           6.85
 4/14/1997                                           6.86
 4/15/1997                                           6.76
 4/16/1997                                           6.79
 4/17/1997                                           6.75
 4/18/1997                                           6.73
 4/21/1997                                           6.76
 4/22/1997                                           6.73
 4/23/1997                                           6.78
 4/24/1997                                           6.83
 4/25/1997                                           6.83
 4/28/1997                                           6.81
 4/29/1997                                           6.64
 4/30/1997                                           6.57
  5/1/1997                                           6.55
  5/2/1997                                           6.54
  5/5/1997                                           6.54
  5/6/1997                                           6.56
  5/7/1997                                           6.63
  5/8/1997                                           6.59
  5/9/1997                                           6.51
 5/12/1997                                           6.50
 5/13/1997                                           6.60
 5/14/1997                                           6.54
 5/15/1997                                           6.52
 5/16/1997                                           6.55
 5/19/1997                                           6.57
 5/20/1997                                           6.54
 5/21/1997                                           6.57
 5/22/1997                                           6.61
 5/23/1997                                           6.59
 5/26/1997                                             ND
 5/27/1997                                           6.64
 5/28/1997                                           6.65
 5/29/1997                                           6.61
 5/30/1997                                           6.51
  6/2/1997                                           6.52
  6/3/1997                                           6.49
  6/4/1997                                           6.49
  6/5/1997                                           6.49
  6/6/1997                                           6.39
  6/9/1997                                           6.44
 6/10/1997                                           6.46
 6/11/1997                                           6.45
 6/12/1997                                           6.35
 6/13/1997                                           6.30
 6/16/1997                                           6.28
 6/17/1997                                           6.31
 6/18/1997                                           6.29
 6/19/1997                                           6.29
 6/20/1997                                           6.27
 6/23/1997                                           6.30
 6/24/1997                                           6.31
 6/25/1997                                           6.34
 6/26/1997                                           6.36
 6/27/1997                                           6.35
 6/30/1997                                           6.40
  7/1/1997                                           6.33
  7/2/1997                                           6.30
  7/3/1997                                           6.20
  7/4/1997                                             ND
  7/7/1997                                           6.17
  7/8/1997                                           6.17
  7/9/1997                                           6.15
 7/10/1997                                           6.15
 7/11/1997                                           6.13
 7/14/1997                                           6.16
 7/15/1997                                           6.16
 7/16/1997                                           6.11
 7/17/1997                                           6.11
 7/18/1997                                           6.16
 7/21/1997                                           6.18
 7/22/1997                                           6.07
 7/23/1997                                           6.06
 7/24/1997                                           6.06
 7/25/1997                                           6.08
 7/28/1997                                           6.06
 7/29/1997                                           6.00
 7/30/1997                                           5.95
 7/31/1997                                           5.90
  8/1/1997                                           6.08
  8/4/1997                                           6.12
  8/5/1997                                           6.13
  8/6/1997                                           6.11
  8/7/1997                                           6.14
  8/8/1997                                           6.23
 8/11/1997                                           6.20
 8/12/1997                                           6.22
 8/13/1997                                           6.19
 8/14/1997                                           6.13
 8/15/1997                                           6.10
 8/18/1997                                           6.06
 8/19/1997                                           6.07
 8/20/1997                                           6.10
 8/21/1997                                           6.15
 8/22/1997                                           6.21
 8/25/1997                                           6.25
 8/26/1997                                           6.24
 8/27/1997                                           6.23
 8/28/1997                                           6.18
 8/29/1997                                           6.22
  9/1/1997                                             ND
  9/2/1997                                           6.20
  9/3/1997                                           6.21
  9/4/1997                                           6.22
  9/5/1997                                           6.24
  9/8/1997                                           6.23
  9/9/1997                                           6.24
 9/10/1997                                           6.26
 9/11/1997                                           6.27
 9/12/1997                                           6.17
 9/15/1997                                           6.17
 9/16/1997                                           6.00
 9/17/1997                                           5.99
 9/18/1997                                           6.02
 9/19/1997                                           6.01
 9/22/1997                                           5.99
 9/23/1997                                           6.02
 9/24/1997                                           5.97
 9/25/1997                                           6.04
 9/26/1997                                           5.99
 9/29/1997                                           5.99
 9/30/1997                                           6.00
 10/1/1997                                           5.93
 10/2/1997                                           5.91
 10/3/1997                                           5.89
 10/6/1997                                           5.85
 10/7/1997                                           5.82
 10/8/1997                                           5.96
 10/9/1997                                           5.98
10/10/1997                                           6.03
10/13/1997                                             ND
10/14/1997                                           5.97
10/15/1997                                           6.00
10/16/1997                                           6.00
10/17/1997                                           6.08
10/20/1997                                           6.07
10/21/1997                                           6.07
10/22/1997                                           6.06
10/23/1997                                           5.95
10/24/1997                                           5.94
10/27/1997                                           5.79
10/28/1997                                           5.89
10/29/1997                                           5.78
10/30/1997                                           5.73
10/31/1997                                           5.72
 11/3/1997                                           5.79
 11/4/1997                                           5.83
 11/5/1997                                           5.84
 11/6/1997                                           5.79
 11/7/1997                                           5.81
11/10/1997                                           5.82
11/11/1997                                             ND
11/12/1997                                           5.81
11/13/1997                                           5.79
11/14/1997                                           5.80
11/17/1997                                           5.79
11/18/1997                                           5.80
11/19/1997                                           5.77
11/20/1997                                           5.80
11/21/1997                                           5.77
11/24/1997                                           5.81
11/25/1997                                           5.80
11/26/1997                                           5.82
11/27/1997                                             ND
11/28/1997                                           5.83
 12/1/1997                                           5.83
 12/2/1997                                           5.83
 12/3/1997                                           5.80
 12/4/1997                                           5.78
 12/5/1997                                           5.87
 12/8/1997                                           5.92
 12/9/1997                                           5.90
12/10/1997                                           5.85
12/11/1997                                           5.77
12/12/1997                                           5.71
12/15/1997                                           5.74
12/16/1997                                           5.74
12/17/1997                                           5.77
12/18/1997                                           5.74
12/19/1997                                           5.70
12/22/1997                                           5.71
12/23/1997                                           5.71
12/24/1997                                           5.72
12/25/1997                                             ND
12/26/1997                                           5.72
12/29/1997                                           5.73
12/30/1997                                           5.76
12/31/1997                                           5.71
  1/1/1998                                             ND
  1/2/1998                                           5.63
  1/5/1998                                           5.46
  1/6/1998                                           5.41
  1/7/1998                                           5.45
  1/8/1998                                           5.34
  1/9/1998                                           5.22
 1/12/1998                                           5.24
 1/13/1998                                           5.28
 1/14/1998                                           5.33
 1/15/1998                                           5.34
 1/16/1998                                           5.42
 1/19/1998                                             ND
 1/20/1998                                           5.45
 1/21/1998                                           5.41
 1/22/1998                                           5.39
 1/23/1998                                           5.53
 1/26/1998                                           5.49
 1/27/1998                                           5.57
 1/28/1998                                           5.54
 1/29/1998                                           5.43
 1/30/1998                                           5.39
  2/2/1998                                           5.43
  2/3/1998                                           5.41
  2/4/1998                                           5.41
  2/5/1998                                           5.46
  2/6/1998                                           5.48
  2/9/1998                                           5.51
 2/10/1998                                           5.49
 2/11/1998                                           5.46
 2/12/1998                                           5.46
 2/13/1998                                           5.44
 2/16/1998                                             ND
 2/17/1998                                           5.41
 2/18/1998                                           5.44
 2/19/1998                                           5.47
 2/20/1998                                           5.49
 2/23/1998                                           5.53
 2/24/1998                                           5.66
 2/25/1998                                           5.60
 2/26/1998                                           5.62
 2/27/1998                                           5.59
  3/2/1998                                           5.67
  3/3/1998                                           5.72
  3/4/1998                                           5.71
  3/5/1998                                           5.71
  3/6/1998                                           5.65
  3/9/1998                                           5.61
 3/10/1998                                           5.62
 3/11/1998                                           5.57
 3/12/1998                                           5.52
 3/13/1998                                           5.54
 3/16/1998                                           5.52
 3/17/1998                                           5.53
 3/18/1998                                           5.55
 3/19/1998                                           5.56
 3/20/1998                                           5.56
 3/23/1998                                           5.56
 3/24/1998                                           5.57
 3/25/1998                                           5.62
 3/26/1998                                           5.66
 3/27/1998                                           5.67
 3/30/1998                                           5.70
 3/31/1998                                           5.64
  4/1/1998                                           5.59
  4/2/1998                                           5.54
  4/3/1998                                           5.44
  4/6/1998                                           5.49
  4/7/1998                                           5.50
  4/8/1998                                           5.54
  4/9/1998                                           5.56
 4/10/1998                                             ND
 4/13/1998                                           5.64
 4/14/1998                                           5.60
 4/15/1998                                           5.59
 4/16/1998                                           5.57
 4/17/1998                                           5.57
 4/20/1998                                           5.61
 4/21/1998                                           5.66
 4/22/1998                                           5.66
 4/23/1998                                           5.66
 4/24/1998                                           5.65
 4/27/1998                                           5.77
 4/28/1998                                           5.78
 4/29/1998                                           5.78
 4/30/1998                                           5.65
  5/1/1998                                           5.63
  5/4/1998                                           5.63
  5/5/1998                                           5.66
  5/6/1998                                           5.60
  5/7/1998                                           5.60
  5/8/1998                                           5.65
 5/11/1998                                           5.72
 5/12/1998                                           5.65
 5/13/1998                                           5.63
 5/14/1998                                           5.66
 5/15/1998                                           5.67
 5/18/1998                                           5.63
 5/19/1998                                           5.63
 5/20/1998                                           5.60
 5/21/1998                                           5.66
 5/22/1998                                           5.65
 5/25/1998                                             ND
 5/26/1998                                           5.60
 5/27/1998                                           5.57
 5/28/1998                                           5.56
 5/29/1998                                           5.56
  6/1/1998                                           5.53
  6/2/1998                                           5.56
  6/3/1998                                           5.57
  6/4/1998                                           5.60
  6/5/1998                                           5.60
  6/8/1998                                           5.60
  6/9/1998                                           5.61
 6/10/1998                                           5.55
 6/11/1998                                           5.46
 6/12/1998                                           5.43
 6/15/1998                                           5.42
 6/16/1998                                           5.49
 6/17/1998                                           5.57
 6/18/1998                                           5.55
 6/19/1998                                           5.52
 6/22/1998                                           5.52
 6/23/1998                                           5.51
 6/24/1998                                           5.48
 6/25/1998                                           5.50
 6/26/1998                                           5.49
 6/29/1998                                           5.50
 6/30/1998                                           5.47
  7/1/1998                                           5.43
  7/2/1998                                           5.43
  7/3/1998                                             ND
  7/6/1998                                           5.40
  7/7/1998                                           5.43
  7/8/1998                                           5.43
  7/9/1998                                           5.40
 7/10/1998                                           5.40
 7/13/1998                                           5.45
 7/14/1998                                           5.47
 7/15/1998                                           5.46
 7/16/1998                                           5.48
 7/17/1998                                           5.49
 7/20/1998                                           5.47
 7/21/1998                                           5.46
 7/22/1998                                           5.47
 7/23/1998                                           5.46
 7/24/1998                                           5.48
 7/27/1998                                           5.49
 7/28/1998                                           5.49
 7/29/1998                                           5.52
 7/30/1998                                           5.52
 7/31/1998                                           5.52
  8/3/1998                                           5.46
  8/4/1998                                           5.44
  8/5/1998                                           5.43
  8/6/1998                                           5.43
  8/7/1998                                           5.39
 8/10/1998                                           5.39
 8/11/1998                                           5.33
 8/12/1998                                           5.34
 8/13/1998                                           5.38
 8/14/1998                                           5.34
 8/17/1998                                           5.33
 8/18/1998                                           5.35
 8/19/1998                                           5.35
 8/20/1998                                           5.32
 8/21/1998                                           5.24
 8/24/1998                                           5.19
 8/25/1998                                           5.13
 8/26/1998                                           5.11
 8/27/1998                                           4.97
 8/28/1998                                           4.94
 8/31/1998                                           4.91
  9/1/1998                                           4.91
  9/2/1998                                           4.96
  9/3/1998                                           4.91
  9/4/1998                                           4.90
  9/7/1998                                             ND
  9/8/1998                                           4.89
  9/9/1998                                           4.79
 9/10/1998                                           4.55
 9/11/1998                                           4.65
 9/14/1998                                           4.65
 9/15/1998                                           4.68
 9/16/1998                                           4.69
 9/17/1998                                           4.60
 9/18/1998                                           4.50
 9/21/1998                                           4.51
 9/22/1998                                           4.57
 9/23/1998                                           4.48
 9/24/1998                                           4.43
 9/25/1998                                           4.40
 9/28/1998                                           4.40
 9/29/1998                                           4.40
 9/30/1998                                           4.23
 10/1/1998                                           4.10
 10/2/1998                                           4.08
 10/5/1998                                           3.95
 10/6/1998                                           4.05
 10/7/1998                                           4.13
 10/8/1998                                           4.29
 10/9/1998                                           4.46
10/12/1998                                             ND
10/13/1998                                           4.37
10/14/1998                                           4.23
10/15/1998                                           4.23
10/16/1998                                           4.04
10/19/1998                                           4.06
10/20/1998                                           4.14
10/21/1998                                           4.17
10/22/1998                                           4.19
10/23/1998                                           4.28
10/26/1998                                           4.32
10/27/1998                                           4.23
10/28/1998                                           4.18
10/29/1998                                           4.13
10/30/1998                                           4.24
 11/2/1998                                           4.39
 11/3/1998                                           4.33
 11/4/1998                                           4.48
 11/5/1998                                           4.48
 11/6/1998                                           4.58
 11/9/1998                                           4.55
11/10/1998                                           4.50
11/11/1998                                             ND
11/12/1998                                           4.47
11/13/1998                                           4.53
11/16/1998                                           4.55
11/17/1998                                           4.57
11/18/1998                                           4.58
11/19/1998                                           4.63
11/20/1998                                           4.60
11/23/1998                                           4.60
11/24/1998                                           4.63
11/25/1998                                           4.63
11/26/1998                                             ND
11/27/1998                                           4.60
11/30/1998                                           4.51
 12/1/1998                                           4.43
 12/2/1998                                           4.31
 12/3/1998                                           4.31
 12/4/1998                                           4.38
 12/7/1998                                           4.47
 12/8/1998                                           4.40
 12/9/1998                                           4.37
12/10/1998                                           4.33
12/11/1998                                           4.39
12/14/1998                                           4.35
12/15/1998                                           4.39
12/16/1998                                           4.34
12/17/1998                                           4.34
12/18/1998                                           4.38
12/21/1998                                           4.45
12/22/1998                                           4.50
12/23/1998                                           4.65
12/24/1998                                           4.74
12/25/1998                                             ND
12/28/1998                                           4.66
12/29/1998                                           4.60
12/30/1998                                           4.55
12/31/1998                                           4.56
  1/1/1999                                             ND
  1/4/1999                                           4.57
  1/5/1999                                           4.62
  1/6/1999                                           4.61
  1/7/1999                                           4.62
  1/8/1999                                           4.72
 1/11/1999                                           4.76
 1/12/1999                                           4.68
 1/13/1999                                           4.60
 1/14/1999                                           4.48
 1/15/1999                                           4.54
 1/18/1999                                             ND
 1/19/1999                                           4.60
 1/20/1999                                           4.65
 1/21/1999                                           4.60
 1/22/1999                                           4.54
 1/25/1999                                           4.55
 1/26/1999                                           4.58
 1/27/1999                                           4.57
 1/28/1999                                           4.57
 1/29/1999                                           4.55
  2/1/1999                                           4.65
  2/2/1999                                           4.70
  2/3/1999                                           4.74
  2/4/1999                                           4.82
  2/5/1999                                           4.88
  2/8/1999                                           4.86
  2/9/1999                                           4.78
 2/10/1999                                           4.79
 2/11/1999                                           4.83
 2/12/1999                                           4.96
 2/15/1999                                             ND
 2/16/1999                                           4.96
 2/17/1999                                           4.91
 2/18/1999                                           4.96
 2/19/1999                                           4.99
 2/22/1999                                           4.95
 2/23/1999                                           5.04
 2/24/1999                                           5.12
 2/25/1999                                           5.23
 2/26/1999                                           5.21
  3/1/1999                                           5.32
  3/2/1999                                           5.27
  3/3/1999                                           5.29
  3/4/1999                                           5.32
  3/5/1999                                           5.24
  3/8/1999                                           5.21
  3/9/1999                                           5.11
 3/10/1999                                           5.13
 3/11/1999                                           5.13
 3/12/1999                                           5.08
 3/15/1999                                           5.07
 3/16/1999                                           5.03
 3/17/1999                                           5.05
 3/18/1999                                           5.02
 3/19/1999                                           5.07
 3/22/1999                                           5.13
 3/23/1999                                           5.11
 3/24/1999                                           5.07
 3/25/1999                                           5.12
 3/26/1999                                           5.10
 3/29/1999                                           5.15
 3/30/1999                                           5.09
 3/31/1999                                           5.12
  4/1/1999                                           5.15
  4/2/1999                                           5.07
  4/5/1999                                           5.07
  4/6/1999                                           5.01
  4/7/1999                                           5.04
  4/8/1999                                           4.94
  4/9/1999                                           4.96
 4/12/1999                                           4.98
 4/13/1999                                           5.02
 4/14/1999                                           5.04
 4/15/1999                                           5.08
 4/16/1999                                           5.13
 4/19/1999                                           5.08
 4/20/1999                                           5.06
 4/21/1999                                           5.07
 4/22/1999                                           5.15
 4/23/1999                                           5.15
 4/26/1999                                           5.14
 4/27/1999                                           5.12
 4/28/1999                                           5.16
 4/29/1999                                           5.09
 4/30/1999                                           5.24
  5/3/1999                                           5.25
  5/4/1999                                           5.30
  5/5/1999                                           5.27
  5/6/1999                                           5.39
  5/7/1999                                           5.40
 5/10/1999                                           5.38
 5/11/1999                                           5.40
 5/12/1999                                           5.39
 5/13/1999                                           5.29
 5/14/1999                                           5.48
 5/17/1999                                           5.53
 5/18/1999                                           5.58
 5/19/1999                                           5.54
 5/20/1999                                           5.53
 5/21/1999                                           5.46
 5/24/1999                                           5.43
 5/25/1999                                           5.44
 5/26/1999                                           5.49
 5/27/1999                                           5.59
 5/28/1999                                           5.60
 5/31/1999                                             ND
  6/1/1999                                           5.74
  6/2/1999                                           5.75
  6/3/1999                                           5.75
  6/4/1999                                           5.75
  6/7/1999                                           5.73
  6/8/1999                                           5.74
  6/9/1999                                           5.79
 6/10/1999                                           5.85
 6/11/1999                                           5.92
 6/14/1999                                           5.89
 6/15/1999                                           5.87
 6/16/1999                                           5.84
 6/17/1999                                           5.67
 6/18/1999                                           5.75
 6/21/1999                                           5.81
 6/22/1999                                           5.84
 6/23/1999                                           5.90
 6/24/1999                                           5.93
 6/25/1999                                           5.91
 6/28/1999                                           5.86
 6/29/1999                                           5.84
 6/30/1999                                           5.67
  7/1/1999                                           5.73
  7/2/1999                                           5.70
  7/5/1999                                             ND
  7/6/1999                                           5.77
  7/7/1999                                           5.79
  7/8/1999                                           5.72
  7/9/1999                                           5.72
 7/12/1999                                           5.62
 7/13/1999                                           5.60
 7/14/1999                                           5.63
 7/15/1999                                           5.63
 7/16/1999                                           5.57
 7/19/1999                                           5.56
 7/20/1999                                           5.54
 7/21/1999                                           5.55
 7/22/1999                                           5.66
 7/23/1999                                           5.72
 7/26/1999                                           5.73
 7/27/1999                                           5.70
 7/28/1999                                           5.70
 7/29/1999                                           5.79
 7/30/1999                                           5.82
  8/2/1999                                           5.85
  8/3/1999                                           5.86
  8/4/1999                                           5.86
  8/5/1999                                           5.77
  8/6/1999                                           5.94
  8/9/1999                                           6.04
 8/10/1999                                           6.00
 8/11/1999                                           5.96
 8/12/1999                                           5.97
 8/13/1999                                           5.88
 8/16/1999                                           5.88
 8/17/1999                                           5.80
 8/18/1999                                           5.79
 8/19/1999                                           5.81
 8/20/1999                                           5.79
 8/23/1999                                           5.79
 8/24/1999                                           5.73
 8/25/1999                                           5.63
 8/26/1999                                           5.67
 8/27/1999                                           5.75
 8/30/1999                                           5.86
 8/31/1999                                           5.88
  9/1/1999                                           5.88
  9/2/1999                                           5.90
  9/3/1999                                           5.78
  9/6/1999                                             ND
  9/7/1999                                           5.83
  9/8/1999                                           5.82
  9/9/1999                                           5.85
 9/10/1999                                           5.78
 9/13/1999                                           5.80
 9/14/1999                                           5.85
 9/15/1999                                           5.81
 9/16/1999                                           5.77
 9/17/1999                                           5.76
 9/20/1999                                           5.81
 9/21/1999                                           5.83
 9/22/1999                                           5.81
 9/23/1999                                           5.76
 9/24/1999                                           5.65
 9/27/1999                                           5.73
 9/28/1999                                           5.78
 9/29/1999                                           5.86
 9/30/1999                                           5.78
 10/1/1999                                           5.90
 10/4/1999                                           5.85
 10/5/1999                                           5.94
 10/6/1999                                           5.98
 10/7/1999                                           5.99
 10/8/1999                                           5.97
10/11/1999                                             ND
10/12/1999                                           5.99
10/13/1999                                           6.04
10/14/1999                                           6.09
10/15/1999                                           5.99
10/18/1999                                           6.03
10/19/1999                                           6.09
10/20/1999                                           6.11
10/21/1999                                           6.11
10/22/1999                                           6.13
10/25/1999                                           6.14
10/26/1999                                           6.17
10/27/1999                                           6.13
10/28/1999                                           6.05
10/29/1999                                           5.97
 11/1/1999                                           6.00
 11/2/1999                                           5.98
 11/3/1999                                           5.97
 11/4/1999                                           5.91
 11/5/1999                                           5.88
 11/8/1999                                           5.90
 11/9/1999                                           5.87
11/10/1999                                           5.90
11/11/1999                                             ND
11/12/1999                                           5.85
11/15/1999                                           5.87
11/16/1999                                           5.91
11/17/1999                                           5.98
11/18/1999                                           5.99
11/19/1999                                           6.00
11/22/1999                                           6.02
11/23/1999                                           6.02
11/24/1999                                           6.02
11/25/1999                                             ND
11/26/1999                                           6.06
11/29/1999                                           6.14
11/30/1999                                           6.11
 12/1/1999                                           6.14
 12/2/1999                                           6.16
 12/3/1999                                           6.08
 12/6/1999                                           6.07
 12/7/1999                                           6.03
 12/8/1999                                           6.06
 12/9/1999                                           6.03
12/10/1999                                           5.98
12/13/1999                                           6.01
12/14/1999                                           6.12
12/15/1999                                           6.14
12/16/1999                                           6.20
12/17/1999                                           6.22
12/20/1999                                           6.28
12/21/1999                                           6.29
12/22/1999                                           6.31
12/23/1999                                           6.33
12/24/1999                                             ND
12/27/1999                                           6.32
12/28/1999                                           6.35
12/29/1999                                           6.32
12/30/1999                                           6.30
12/31/1999                                           6.36
  1/3/2000                                           6.50
  1/4/2000                                           6.40
  1/5/2000                                           6.51
  1/6/2000                                           6.46
  1/7/2000                                           6.42
 1/10/2000                                           6.49
 1/11/2000                                           6.57
 1/12/2000                                           6.63
 1/13/2000                                           6.54
 1/14/2000                                           6.59
 1/17/2000                                             ND
 1/18/2000                                           6.65
 1/19/2000                                           6.62
 1/20/2000                                           6.67
 1/21/2000                                           6.67
 1/24/2000                                           6.59
 1/25/2000                                           6.60
 1/26/2000                                           6.62
 1/27/2000                                           6.67
 1/28/2000                                           6.68
 1/31/2000                                           6.71
  2/1/2000                                           6.68
  2/2/2000                                           6.69
  2/3/2000                                           6.56
  2/4/2000                                           6.64
  2/7/2000                                           6.76
  2/8/2000                                           6.74
  2/9/2000                                           6.77
 2/10/2000                                           6.78
 2/11/2000                                           6.77
 2/14/2000                                           6.72
 2/15/2000                                           6.74
 2/16/2000                                           6.75
 2/17/2000                                           6.76
 2/18/2000                                           6.72
 2/21/2000                                             ND
 2/22/2000                                           6.62
 2/23/2000                                           6.66
 2/24/2000                                           6.56
 2/25/2000                                           6.50
 2/28/2000                                           6.53
 2/29/2000                                           6.61
  3/1/2000                                           6.59
  3/2/2000                                           6.59
  3/3/2000                                           6.60
  3/6/2000                                           6.64
  3/7/2000                                           6.60
  3/8/2000                                           6.59
  3/9/2000                                           6.56
 3/10/2000                                           6.61
 3/13/2000                                           6.57
 3/14/2000                                           6.52
 3/15/2000                                           6.50
 3/16/2000                                           6.47
 3/17/2000                                           6.45
 3/20/2000                                           6.45
 3/21/2000                                           6.44
 3/22/2000                                           6.41
 3/23/2000                                           6.39
 3/24/2000                                           6.51
 3/27/2000                                           6.51
 3/28/2000                                           6.46
 3/29/2000                                           6.46
 3/30/2000                                           6.35
 3/31/2000                                           6.32
  4/3/2000                                           6.30
  4/4/2000                                           6.16
  4/5/2000                                           6.17
  4/6/2000                                           6.20
  4/7/2000                                           6.18
 4/10/2000                                           6.11
 4/11/2000                                           6.19
 4/12/2000                                           6.27
 4/13/2000                                           6.24
 4/14/2000                                           6.11
 4/17/2000                                           6.23
 4/18/2000                                           6.27
 4/19/2000                                           6.23
 4/20/2000                                           6.24
 4/21/2000                                             ND
 4/24/2000                                           6.23
 4/25/2000                                           6.39
 4/26/2000                                           6.40
 4/27/2000                                           6.51
 4/28/2000                                           6.56
  5/1/2000                                           6.59
  5/2/2000                                           6.60
  5/3/2000                                           6.66
  5/4/2000                                           6.70
  5/5/2000                                           6.77
  5/8/2000                                           6.83
  5/9/2000                                           6.75
 5/10/2000                                           6.69
 5/11/2000                                           6.67
 5/12/2000                                           6.76
 5/15/2000                                           6.73
 5/16/2000                                           6.72
 5/17/2000                                           6.74
 5/18/2000                                           6.79
 5/19/2000                                           6.71
 5/22/2000                                           6.66
 5/23/2000                                           6.68
 5/24/2000                                           6.71
 5/25/2000                                           6.64
 5/26/2000                                           6.57
 5/29/2000                                             ND
 5/30/2000                                           6.62
 5/31/2000                                           6.54
  6/1/2000                                           6.44
  6/2/2000                                           6.37
  6/5/2000                                           6.33
  6/6/2000                                           6.35
  6/7/2000                                           6.35
  6/8/2000                                           6.37
  6/9/2000                                           6.36
 6/12/2000                                           6.33
 6/13/2000                                           6.32
 6/14/2000                                           6.26
 6/15/2000                                           6.26
 6/16/2000                                           6.19
 6/19/2000                                           6.20
 6/20/2000                                           6.23
 6/21/2000                                           6.32
 6/22/2000                                           6.32
 6/23/2000                                           6.37
 6/26/2000                                           6.29
 6/27/2000                                           6.29
 6/28/2000                                           6.28
 6/29/2000                                           6.21
 6/30/2000                                           6.18
  7/3/2000                                           6.12
  7/4/2000                                             ND
  7/5/2000                                           6.12
  7/6/2000                                           6.16
  7/7/2000                                           6.11
 7/10/2000                                           6.13
 7/11/2000                                           6.16
 7/12/2000                                           6.20
 7/13/2000                                           6.15
 7/14/2000                                           6.25
 7/17/2000                                           6.31
 7/18/2000                                           6.30
 7/19/2000                                           6.31
 7/20/2000                                           6.15
 7/21/2000                                           6.14
 7/24/2000                                           6.18
 7/25/2000                                           6.17
 7/26/2000                                           6.16
 7/27/2000                                           6.14
 7/28/2000                                           6.16
 7/31/2000                                           6.16
  8/1/2000                                           6.12
  8/2/2000                                           6.09
  8/3/2000                                           6.07
  8/4/2000                                           6.02
  8/7/2000                                           6.07
  8/8/2000                                           6.03
  8/9/2000                                           6.03
 8/10/2000                                           6.00
 8/11/2000                                           6.07
 8/14/2000                                           6.07
 8/15/2000                                           6.11
 8/16/2000                                           6.13
 8/17/2000                                           6.13
 8/18/2000                                           6.09
 8/21/2000                                           6.10
 8/22/2000                                           6.07
 8/23/2000                                           6.02
 8/24/2000                                           6.00
 8/25/2000                                           6.00
 8/28/2000                                           6.05
 8/29/2000                                           6.08
 8/30/2000                                           6.07
 8/31/2000                                           5.98
  9/1/2000                                           5.92
  9/4/2000                                             ND
  9/5/2000                                           5.92
  9/6/2000                                           5.95
  9/7/2000                                           5.97
  9/8/2000                                           5.95
 9/11/2000                                           5.97
 9/12/2000                                           5.97
 9/13/2000                                           5.94
 9/14/2000                                           5.96
 9/15/2000                                           5.93
 9/18/2000                                           5.93
 9/19/2000                                           5.93
 9/20/2000                                           5.98
 9/21/2000                                           5.96
 9/22/2000                                           5.93
 9/25/2000                                           5.94
 9/26/2000                                           5.90
 9/27/2000                                           5.89
 9/28/2000                                           5.90
 9/29/2000                                           5.85
 10/2/2000                                           5.86
 10/3/2000                                           5.88
 10/4/2000                                           5.94
 10/5/2000                                           5.92
 10/6/2000                                           5.88
 10/9/2000                                             ND
10/10/2000                                           5.86
10/11/2000                                           5.82
10/12/2000                                           5.74
10/13/2000                                           5.73
10/16/2000                                           5.77
10/17/2000                                           5.68
10/18/2000                                           5.68
10/19/2000                                           5.69
10/20/2000                                           5.69
10/23/2000                                           5.66
10/24/2000                                           5.70
10/25/2000                                           5.74
10/26/2000                                           5.75
10/27/2000                                           5.79
10/30/2000                                           5.83
10/31/2000                                           5.83
 11/1/2000                                           5.79
 11/2/2000                                           5.78
 11/3/2000                                           5.86
 11/6/2000                                           5.91
 11/7/2000                                           5.84
 11/8/2000                                           5.83
 11/9/2000                                           5.76
11/10/2000                                           5.76
11/13/2000                                           5.72
11/14/2000                                           5.72
11/15/2000                                           5.69
11/16/2000                                           5.66
11/17/2000                                           5.67
11/20/2000                                           5.65
11/21/2000                                           5.65
11/22/2000                                           5.60
11/23/2000                                             ND
11/24/2000                                           5.63
11/27/2000                                           5.63
11/28/2000                                           5.57
11/29/2000                                           5.51
11/30/2000                                           5.42
 12/1/2000                                           5.46
 12/4/2000                                           5.45
 12/5/2000                                           5.36
 12/6/2000                                           5.26
 12/7/2000                                           5.26
 12/8/2000                                           5.32
12/11/2000                                           5.33
12/12/2000                                           5.33
12/13/2000                                           5.24
12/14/2000                                           5.19
12/15/2000                                           5.15
12/18/2000                                           5.10
12/19/2000                                           5.12
12/20/2000                                           5.00
12/21/2000                                           4.94
12/22/2000                                           4.93
12/25/2000                                             ND
12/26/2000                                           4.92
12/27/2000                                           4.99
12/28/2000                                           5.02
12/29/2000                                           4.99
  1/1/2001                                             ND
  1/2/2001                                           4.76
  1/3/2001                                           4.94
  1/4/2001                                           4.82
  1/5/2001                                           4.66
  1/8/2001                                           4.65
  1/9/2001                                           4.73
 1/10/2001                                           4.83
 1/11/2001                                           4.85
 1/12/2001                                           4.97
 1/15/2001                                             ND
 1/16/2001                                           4.96
 1/17/2001                                           4.87
 1/18/2001                                           4.74
 1/19/2001                                           4.84
 1/22/2001                                           4.87
 1/23/2001                                           4.96
 1/24/2001                                           4.98
 1/25/2001                                           4.94
 1/26/2001                                           4.93
 1/29/2001                                           4.97
 1/30/2001                                           4.91
 1/31/2001                                           4.85
  2/1/2001                                           4.78
  2/2/2001                                           4.86
  2/5/2001                                           4.88
  2/6/2001                                           4.92
  2/7/2001                                           4.91
  2/8/2001                                           4.93
  2/9/2001                                           4.85
 2/12/2001                                           4.86
 2/13/2001                                           4.90
 2/14/2001                                           4.99
 2/15/2001                                           5.06
 2/16/2001                                           4.94
 2/19/2001                                             ND
 2/20/2001                                           4.94
 2/21/2001                                           4.96
 2/22/2001                                           4.94
 2/23/2001                                           4.86
 2/26/2001                                           4.81
 2/27/2001                                           4.75
 2/28/2001                                           4.70
  3/1/2001                                           4.67
  3/2/2001                                           4.75
  3/5/2001                                           4.78
  3/6/2001                                           4.78
  3/7/2001                                           4.72
  3/8/2001                                           4.70
  3/9/2001                                           4.75
 3/12/2001                                           4.72
 3/13/2001                                           4.75
 3/14/2001                                           4.62
 3/15/2001                                           4.55
 3/16/2001                                           4.54
 3/19/2001                                           4.58
 3/20/2001                                           4.52
 3/21/2001                                           4.49
 3/22/2001                                           4.44
 3/23/2001                                           4.52
 3/26/2001                                           4.56
 3/27/2001                                           4.73
 3/28/2001                                           4.68
 3/29/2001                                           4.67
 3/30/2001                                           4.62
  4/2/2001                                           4.66
  4/3/2001                                           4.60
  4/4/2001                                           4.58
  4/5/2001                                           4.63
  4/6/2001                                           4.52
  4/9/2001                                           4.56
 4/10/2001                                           4.70
 4/11/2001                                           4.75
 4/12/2001                                           4.83
 4/13/2001                                             ND
 4/16/2001                                           4.94
 4/17/2001                                           4.87
 4/18/2001                                           4.75
 4/19/2001                                           4.86
 4/20/2001                                           4.88
 4/23/2001                                           4.78
 4/24/2001                                           4.78
 4/25/2001                                           4.88
 4/26/2001                                           4.79
 4/27/2001                                           4.94
 4/30/2001                                           4.97
  5/1/2001                                           4.94
  5/2/2001                                           4.95
  5/3/2001                                           4.87
  5/4/2001                                           4.83
  5/7/2001                                           4.82
  5/8/2001                                           4.68
  5/9/2001                                           4.65
 5/10/2001                                           4.76
 5/11/2001                                           4.99
 5/14/2001                                           4.94
 5/15/2001                                           4.95
 5/16/2001                                           4.95
 5/17/2001                                           4.99
 5/18/2001                                           4.99
 5/21/2001                                           4.99
 5/22/2001                                           4.99
 5/23/2001                                           4.96
 5/24/2001                                           5.05
 5/25/2001                                           5.04
 5/28/2001                                             ND
 5/29/2001                                           5.06
 5/30/2001                                           5.07
 5/31/2001                                           4.94
  6/1/2001                                           4.94
  6/4/2001                                           4.93
  6/5/2001                                           4.84
  6/6/2001                                           4.83
  6/7/2001                                           4.88
  6/8/2001                                           4.93
 6/11/2001                                           4.87
 6/12/2001                                           4.82
 6/13/2001                                           4.81
 6/14/2001                                           4.76
 6/15/2001                                           4.74
 6/18/2001                                           4.73
 6/19/2001                                           4.72
 6/20/2001                                           4.72
 6/21/2001                                           4.70
 6/22/2001                                           4.63
 6/25/2001                                           4.65
 6/26/2001                                           4.74
 6/27/2001                                           4.82
 6/28/2001                                           4.92
 6/29/2001                                           4.97
  7/2/2001                                           4.88
  7/3/2001                                           4.91
  7/4/2001                                             ND
  7/5/2001                                           4.95
  7/6/2001                                           4.90
  7/9/2001                                           4.88
 7/10/2001                                           4.82
 7/11/2001                                           4.81
 7/12/2001                                           4.80
 7/13/2001                                           4.82
 7/16/2001                                           4.76
 7/17/2001                                           4.78
 7/18/2001                                           4.66
 7/19/2001                                           4.69
 7/20/2001                                           4.70
 7/23/2001                                           4.68
 7/24/2001                                           4.67
 7/25/2001                                           4.74
 7/26/2001                                           4.71
 7/27/2001                                           4.64
 7/30/2001                                           4.63
 7/31/2001                                           4.57
  8/1/2001                                           4.62
  8/2/2001                                           4.69
  8/3/2001                                           4.72
  8/6/2001                                           4.71
  8/7/2001                                           4.72
  8/8/2001                                           4.61
  8/9/2001                                           4.66
 8/10/2001                                           4.61
 8/13/2001                                           4.57
 8/14/2001                                           4.59
 8/15/2001                                           4.62
 8/16/2001                                           4.58
 8/17/2001                                           4.49
 8/20/2001                                           4.55
 8/21/2001                                           4.50
 8/22/2001                                           4.53
 8/23/2001                                           4.52
 8/24/2001                                           4.55
 8/27/2001                                           4.57
 8/28/2001                                           4.48
 8/29/2001                                           4.43
 8/30/2001                                           4.42
 8/31/2001                                           4.46
  9/3/2001                                             ND
  9/4/2001                                           4.63
  9/5/2001                                           4.61
  9/6/2001                                           4.48
  9/7/2001                                           4.39
 9/10/2001                                           4.41
 9/11/2001                                             ND
 9/12/2001                                             ND
 9/13/2001                                           4.03
 9/14/2001                                           3.92
 9/17/2001                                           3.99
 9/18/2001                                           4.01
 9/19/2001                                           3.90
 9/20/2001                                           3.97
 9/21/2001                                           3.94
 9/24/2001                                           4.00
 9/25/2001                                           3.97
 9/26/2001                                           3.91
 9/27/2001                                           3.87
 9/28/2001                                           3.93
 10/1/2001                                           3.90
 10/2/2001                                           3.87
 10/3/2001                                           3.86
 10/4/2001                                           3.88
 10/5/2001                                           3.87
 10/8/2001                                             ND
 10/9/2001                                           3.96
10/10/2001                                           3.96
10/11/2001                                           4.03
10/12/2001                                           4.01
10/15/2001                                           3.97
10/16/2001                                           3.93
10/17/2001                                           3.93
10/18/2001                                           3.93
10/19/2001                                           3.96
10/22/2001                                           3.98
10/23/2001                                           4.01
10/24/2001                                           3.96
10/25/2001                                           3.89
10/26/2001                                           3.88
10/29/2001                                           3.82
10/30/2001                                           3.76
10/31/2001                                           3.66
 11/1/2001                                           3.66
 11/2/2001                                           3.77
 11/5/2001                                           3.71
 11/6/2001                                           3.54
 11/7/2001                                           3.47
 11/8/2001                                           3.58
 11/9/2001                                           3.62
11/12/2001                                             ND
11/13/2001                                           3.69
11/14/2001                                           3.83
11/15/2001                                           4.10
11/16/2001                                           4.24
11/19/2001                                           4.12
11/20/2001                                           4.17
11/21/2001                                           4.31
11/22/2001                                             ND
11/23/2001                                           4.40
11/26/2001                                           4.41
11/27/2001                                           4.32
11/28/2001                                           4.33
11/29/2001                                           4.10
11/30/2001                                           4.08
 12/3/2001                                           4.04
 12/4/2001                                           3.99
 12/5/2001                                           4.24
 12/6/2001                                           4.38
 12/7/2001                                           4.50
12/10/2001                                           4.46
12/11/2001                                           4.38
12/12/2001                                           4.29
12/13/2001                                           4.40
12/14/2001                                           4.52
12/17/2001                                           4.54
12/18/2001                                           4.46
12/19/2001                                           4.38
12/20/2001                                           4.42
12/21/2001                                           4.45
12/24/2001                                           4.49
12/25/2001                                             ND
12/26/2001                                           4.55
12/27/2001                                           4.46
12/28/2001                                           4.46
12/31/2001                                           4.38
  1/1/2002                                             ND
  1/2/2002                                           4.52
  1/3/2002                                           4.48
  1/4/2002                                           4.50
  1/7/2002                                           4.39
  1/8/2002                                           4.39
  1/9/2002                                           4.38
 1/10/2002                                           4.27
 1/11/2002                                           4.14
 1/14/2002                                           4.15
 1/15/2002                                           4.14
 1/16/2002                                           4.16
 1/17/2002                                           4.28
 1/18/2002                                           4.23
 1/21/2002                                             ND
 1/22/2002                                           4.27
 1/23/2002                                           4.36
 1/24/2002                                           4.40
 1/25/2002                                           4.46
 1/28/2002                                           4.48
 1/29/2002                                           4.35
 1/30/2002                                           4.37
 1/31/2002                                           4.42
  2/1/2002                                           4.37
  2/4/2002                                           4.29
  2/5/2002                                           4.29
  2/6/2002                                           4.30
  2/7/2002                                           4.33
  2/8/2002                                           4.28
 2/11/2002                                           4.29
 2/12/2002                                           4.36
 2/13/2002                                           4.40
 2/14/2002                                           4.35
 2/15/2002                                           4.27
 2/18/2002                                             ND
 2/19/2002                                           4.28
 2/20/2002                                           4.28
 2/21/2002                                           4.27
 2/22/2002                                           4.23
 2/25/2002                                           4.26
 2/26/2002                                           4.33
 2/27/2002                                           4.22
 2/28/2002                                           4.27
  3/1/2002                                           4.43
  3/4/2002                                           4.43
  3/5/2002                                           4.44
  3/6/2002                                           4.45
  3/7/2002                                           4.65
  3/8/2002                                           4.77
 3/11/2002                                           4.77
 3/12/2002                                           4.75
 3/13/2002                                           4.69
 3/14/2002                                           4.83
 3/15/2002                                           4.80
 3/18/2002                                           4.79
 3/19/2002                                           4.78
 3/20/2002                                           4.87
 3/21/2002                                           4.88
 3/22/2002                                           4.90
 3/25/2002                                           4.92
 3/26/2002                                           4.85
 3/27/2002                                           4.85
 3/28/2002                                           4.91
 3/29/2002                                             ND
  4/1/2002                                           4.93
  4/2/2002                                           4.84
  4/3/2002                                           4.76
  4/4/2002                                           4.76
  4/5/2002                                           4.68
  4/8/2002                                           4.70
  4/9/2002                                           4.67
 4/10/2002                                           4.68
 4/11/2002                                           4.66
 4/12/2002                                           4.60
 4/15/2002                                           4.57
 4/16/2002                                           4.62
 4/17/2002                                           4.64
 4/18/2002                                           4.64
 4/19/2002                                           4.62
 4/22/2002                                           4.62
 4/23/2002                                           4.62
 4/24/2002                                           4.53
 4/25/2002                                           4.52
 4/26/2002                                           4.49
 4/29/2002                                           4.55
 4/30/2002                                           4.53
  5/1/2002                                           4.49
  5/2/2002                                           4.54
  5/3/2002                                           4.48
  5/6/2002                                           4.50
  5/7/2002                                           4.43
  5/8/2002                                           4.58
  5/9/2002                                           4.53
 5/10/2002                                           4.46
 5/13/2002                                           4.54
 5/14/2002                                           4.64
 5/15/2002                                           4.59
 5/16/2002                                           4.52
 5/17/2002                                           4.60
 5/20/2002                                           4.53
 5/21/2002                                           4.49
 5/22/2002                                           4.43
 5/23/2002                                           4.46
 5/24/2002                                           4.47
 5/27/2002                                             ND
 5/28/2002                                           4.46
 5/29/2002                                           4.41
 5/30/2002                                           4.36
 5/31/2002                                           4.37
  6/3/2002                                           4.36
  6/4/2002                                           4.31
  6/5/2002                                           4.35
  6/6/2002                                           4.30
  6/7/2002                                           4.36
 6/10/2002                                           4.34
 6/11/2002                                           4.29
 6/12/2002                                           4.24
 6/13/2002                                           4.20
 6/14/2002                                           4.10
 6/17/2002                                           4.14
 6/18/2002                                           4.13
 6/19/2002                                           4.01
 6/20/2002                                           4.11
 6/21/2002                                           4.06
 6/24/2002                                           4.13
 6/25/2002                                           4.13
 6/26/2002                                           3.99
 6/27/2002                                           4.08
 6/28/2002                                           4.09
  7/1/2002                                           4.08
  7/2/2002                                           3.99
  7/3/2002                                           4.00
  7/4/2002                                             ND
  7/5/2002                                           4.13
  7/8/2002                                           4.07
  7/9/2002                                           3.98
 7/10/2002                                           3.85
 7/11/2002                                           3.86
 7/12/2002                                           3.82
 7/15/2002                                           3.85
 7/16/2002                                           3.93
 7/17/2002                                           3.89
 7/18/2002                                           3.82
 7/19/2002                                           3.76
 7/22/2002                                           3.65
 7/23/2002                                           3.59
 7/24/2002                                           3.60
 7/25/2002                                           3.51
 7/26/2002                                           3.46
 7/29/2002                                           3.68
 7/30/2002                                           3.71
 7/31/2002                                           3.53
  8/1/2002                                           3.46
  8/2/2002                                           3.27
  8/5/2002                                           3.21
  8/6/2002                                           3.36
  8/7/2002                                           3.24
  8/8/2002                                           3.35
  8/9/2002                                           3.28
 8/12/2002                                           3.24
 8/13/2002                                           3.15
 8/14/2002                                           3.19
 8/15/2002                                           3.28
 8/16/2002                                           3.41
 8/19/2002                                           3.40
 8/20/2002                                           3.25
 8/21/2002                                           3.28
 8/22/2002                                           3.37
 8/23/2002                                           3.31
 8/26/2002                                           3.29
 8/27/2002                                           3.37
 8/28/2002                                           3.31
 8/29/2002                                           3.24
 8/30/2002                                           3.22
  9/2/2002                                             ND
  9/3/2002                                           3.04
  9/4/2002                                           3.02
  9/5/2002                                           2.95
  9/6/2002                                           3.10
  9/9/2002                                           3.11
 9/10/2002                                           3.08
 9/11/2002                                           3.15
 9/12/2002                                           3.07
 9/13/2002                                           3.00
 9/16/2002                                           3.00
 9/17/2002                                           2.97
 9/18/2002                                           2.96
 9/19/2002                                           2.87
 9/20/2002                                           2.86
 9/23/2002                                           2.76
 9/24/2002                                           2.76
 9/25/2002                                           2.83
 9/26/2002                                           2.86
 9/27/2002                                           2.74
 9/30/2002                                           2.63
 10/1/2002                                           2.75
 10/2/2002                                           2.74
 10/3/2002                                           2.74
 10/4/2002                                           2.73
 10/7/2002                                           2.67
 10/8/2002                                           2.70
 10/9/2002                                           2.65
10/10/2002                                           2.68
10/11/2002                                           2.83
10/14/2002                                             ND
10/15/2002                                           3.11
10/16/2002                                           3.11
10/17/2002                                           3.20
10/18/2002                                           3.17
10/21/2002                                           3.28
10/22/2002                                           3.29
10/23/2002                                           3.26
10/24/2002                                           3.18
10/25/2002                                           3.10
10/28/2002                                           3.03
10/29/2002                                           2.89
10/30/2002                                           2.87
10/31/2002                                           2.81
 11/1/2002                                           2.92
 11/4/2002                                           3.00
 11/5/2002                                           3.00
 11/6/2002                                           3.01
 11/7/2002                                           2.86
 11/8/2002                                           2.87
11/11/2002                                             ND
11/12/2002                                           2.83
11/13/2002                                           2.82
11/14/2002                                           3.01
11/15/2002                                           3.05
11/18/2002                                           3.04
11/19/2002                                           3.02
11/20/2002                                           3.13
11/21/2002                                           3.20
11/22/2002                                           3.26
11/25/2002                                           3.26
11/26/2002                                           3.14
11/27/2002                                           3.34
11/28/2002                                             ND
11/29/2002                                           3.28
 12/2/2002                                           3.31
 12/3/2002                                           3.33
 12/4/2002                                           3.25
 12/5/2002                                           3.19
 12/6/2002                                           3.13
 12/9/2002                                           3.08
12/10/2002                                           3.07
12/11/2002                                           3.02
12/12/2002                                           3.03
12/13/2002                                           3.08
12/16/2002                                           3.14
12/17/2002                                           3.11
12/18/2002                                           3.03
12/19/2002                                           2.91
12/20/2002                                           2.93
12/23/2002                                           2.95
12/24/2002                                           2.92
12/25/2002                                             ND
12/26/2002                                           2.89
12/27/2002                                           2.79
12/30/2002                                           2.76
12/31/2002                                           2.78
  1/1/2003                                             ND
  1/2/2003                                           3.05
  1/3/2003                                           3.03
  1/6/2003                                           3.10
  1/7/2003                                           3.04
  1/8/2003                                           3.01
  1/9/2003                                           3.23
 1/10/2003                                           3.20
 1/13/2003                                           3.17
 1/14/2003                                           3.10
 1/15/2003                                           3.10
 1/16/2003                                           3.11
 1/17/2003                                           3.05
 1/20/2003                                             ND
 1/21/2003                                           3.00
 1/22/2003                                           2.94
 1/23/2003                                           2.97
 1/24/2003                                           2.93
 1/27/2003                                           2.97
 1/28/2003                                           2.99
 1/29/2003                                           3.07
 1/30/2003                                           3.02
 1/31/2003                                           3.02
  2/3/2003                                           3.05
  2/4/2003                                           2.99
  2/5/2003                                           3.07
  2/6/2003                                           3.02
  2/7/2003                                           2.97
 2/10/2003                                           3.03
 2/11/2003                                           3.00
 2/12/2003                                           2.92
 2/13/2003                                           2.85
 2/14/2003                                           2.91
 2/17/2003                                             ND
 2/18/2003                                           2.92
 2/19/2003                                           2.87
 2/20/2003                                           2.82
 2/21/2003                                           2.86
 2/24/2003                                           2.82
 2/25/2003                                           2.77
 2/26/2003                                           2.75
 2/27/2003                                           2.75
 2/28/2003                                           2.69
  3/3/2003                                           2.66
  3/4/2003                                           2.62
  3/5/2003                                           2.58
  3/6/2003                                           2.63
  3/7/2003                                           2.56
 3/10/2003                                           2.51
 3/11/2003                                           2.54
 3/12/2003                                           2.57
 3/13/2003                                           2.75
 3/14/2003                                           2.72
 3/17/2003                                           2.82
 3/18/2003                                           2.93
 3/19/2003                                           2.98
 3/20/2003                                           3.02
 3/21/2003                                           3.12
 3/24/2003                                           2.98
 3/25/2003                                           2.97
 3/26/2003                                           2.94
 3/27/2003                                           2.92
 3/28/2003                                           2.86
 3/31/2003                                           2.78
  4/1/2003                                           2.78
  4/2/2003                                           2.89
  4/3/2003                                           2.87
  4/4/2003                                           2.88
  4/7/2003                                           2.99
  4/8/2003                                           2.91
  4/9/2003                                           2.87
 4/10/2003                                           2.89
 4/11/2003                                           2.95
 4/14/2003                                           3.02
 4/15/2003                                           2.96
 4/16/2003                                           2.95
 4/17/2003                                           2.99
 4/18/2003                                             ND
 4/21/2003                                           3.03
 4/22/2003                                           3.01
 4/23/2003                                           3.02
 4/24/2003                                           2.92
 4/25/2003                                           2.88
 4/28/2003                                           2.90
 4/29/2003                                           2.94
 4/30/2003                                           2.85
  5/1/2003                                           2.82
  5/2/2003                                           2.90
  5/5/2003                                           2.87
  5/6/2003                                           2.76
  5/7/2003                                           2.64
  5/8/2003                                           2.62
  5/9/2003                                           2.61
 5/12/2003                                           2.58
 5/13/2003                                           2.58
 5/14/2003                                           2.47
 5/15/2003                                           2.52
 5/16/2003                                           2.43
 5/19/2003                                           2.41
 5/20/2003                                           2.34
 5/21/2003                                           2.37
 5/22/2003                                           2.32
 5/23/2003                                           2.33
 5/26/2003                                             ND
 5/27/2003                                           2.34
 5/28/2003                                           2.35
 5/29/2003                                           2.27
 5/30/2003                                           2.30
  6/2/2003                                           2.37
  6/3/2003                                           2.25
  6/4/2003                                           2.19
  6/5/2003                                           2.25
  6/6/2003                                           2.29
  6/9/2003                                           2.20
 6/10/2003                                           2.12
 6/11/2003                                           2.16
 6/12/2003                                           2.10
 6/13/2003                                           2.08
 6/16/2003                                           2.14
 6/17/2003                                           2.26
 6/18/2003                                           2.34
 6/19/2003                                           2.28
 6/20/2003                                           2.31
 6/23/2003                                           2.24
 6/24/2003                                           2.21
 6/25/2003                                           2.32
 6/26/2003                                           2.49
 6/27/2003                                           2.52
 6/30/2003                                           2.46
  7/1/2003                                           2.48
  7/2/2003                                           2.47
  7/3/2003                                           2.55
  7/4/2003                                             ND
  7/7/2003                                           2.63
  7/8/2003                                           2.65
  7/9/2003                                           2.63
 7/10/2003                                           2.59
 7/11/2003                                           2.52
 7/14/2003                                           2.60
 7/15/2003                                           2.81
 7/16/2003                                           2.87
 7/17/2003                                           2.88
 7/18/2003                                           2.93
 7/21/2003                                           3.10
 7/22/2003                                           3.07
 7/23/2003                                           3.04
 7/24/2003                                           3.08
 7/25/2003                                           3.10
 7/28/2003                                           3.21
 7/29/2003                                           3.33
 7/30/2003                                           3.27
 7/31/2003                                           3.38
  8/1/2003                                           3.37
  8/4/2003                                           3.24
  8/5/2003                                           3.37
  8/6/2003                                           3.25
  8/7/2003                                           3.19
  8/8/2003                                           3.17
 8/11/2003                                           3.26
 8/12/2003                                           3.23
 8/13/2003                                           3.43
 8/14/2003                                           3.42
 8/15/2003                                           3.42
 8/18/2003                                           3.37
 8/19/2003                                           3.27
 8/20/2003                                           3.35
 8/21/2003                                           3.51
 8/22/2003                                           3.47
 8/25/2003                                           3.52
 8/26/2003                                           3.50
 8/27/2003                                           3.55
 8/28/2003                                           3.42
 8/29/2003                                           3.46
  9/1/2003                                             ND
  9/2/2003                                           3.63
  9/3/2003                                           3.61
  9/4/2003                                           3.50
  9/5/2003                                           3.28
  9/8/2003                                           3.32
  9/9/2003                                           3.28
 9/10/2003                                           3.18
 9/11/2003                                           3.24
 9/12/2003                                           3.15
 9/15/2003                                           3.12
 9/16/2003                                           3.12
 9/17/2003                                           3.06
 9/18/2003                                           3.09
 9/19/2003                                           3.11
 9/22/2003                                           3.16
 9/23/2003                                           3.13
 9/24/2003                                           3.07
 9/25/2003                                           3.05
 9/26/2003                                           2.95
 9/29/2003                                           2.98
 9/30/2003                                           2.85
 10/1/2003                                           2.84
 10/2/2003                                           2.90
 10/3/2003                                           3.12
 10/6/2003                                           3.06
 10/7/2003                                           3.15
 10/8/2003                                           3.14
 10/9/2003                                           3.17
10/10/2003                                           3.15
10/13/2003                                             ND
10/14/2003                                           3.23
10/15/2003                                           3.30
10/16/2003                                           3.40
10/17/2003                                           3.33
10/20/2003                                           3.33
10/21/2003                                           3.31
10/22/2003                                           3.21
10/23/2003                                           3.24
10/24/2003                                           3.13
10/27/2003                                           3.21
10/28/2003                                           3.11
10/29/2003                                           3.20
10/30/2003                                           3.29
10/31/2003                                           3.27
 11/3/2003                                           3.34
 11/4/2003                                           3.28
 11/5/2003                                           3.35
 11/6/2003                                           3.43
 11/7/2003                                           3.47
11/10/2003                                           3.49
11/11/2003                                             ND
11/12/2003                                           3.45
11/13/2003                                           3.29
11/14/2003                                           3.19
11/17/2003                                           3.14
11/18/2003                                           3.14
11/19/2003                                           3.22
11/20/2003                                           3.14
11/21/2003                                           3.15
11/24/2003                                           3.24
11/25/2003                                           3.20
11/26/2003                                           3.27
11/27/2003                                             ND
11/28/2003                                           3.38
 12/1/2003                                           3.46
 12/2/2003                                           3.43
 12/3/2003                                           3.46
 12/4/2003                                           3.42
 12/5/2003                                           3.23
 12/8/2003                                           3.28
 12/9/2003                                           3.33
12/10/2003                                           3.28
12/11/2003                                           3.21
12/12/2003                                           3.23
12/15/2003                                           3.26
12/16/2003                                           3.21
12/17/2003                                           3.18
12/18/2003                                           3.17
12/19/2003                                           3.16
12/22/2003                                           3.19
12/23/2003                                           3.30
12/24/2003                                           3.20
12/25/2003                                             ND
12/26/2003                                           3.17
12/29/2003                                           3.23
12/30/2003                                           3.26
12/31/2003                                           3.25
  1/1/2004                                             ND
  1/2/2004                                           3.36
  1/5/2004                                           3.39
  1/6/2004                                           3.26
  1/7/2004                                           3.25
  1/8/2004                                           3.24
  1/9/2004                                           3.05
 1/12/2004                                           3.04
 1/13/2004                                           2.98
 1/14/2004                                           2.96
 1/15/2004                                           2.97
 1/16/2004                                           3.03
 1/19/2004                                             ND
 1/20/2004                                           3.05
 1/21/2004                                           3.02
 1/22/2004                                           2.96
 1/23/2004                                           3.06
 1/26/2004                                           3.13
 1/27/2004                                           3.07
 1/28/2004                                           3.22
 1/29/2004                                           3.22
 1/30/2004                                           3.17
  2/2/2004                                           3.18
  2/3/2004                                           3.12
  2/4/2004                                           3.15
  2/5/2004                                           3.21
  2/6/2004                                           3.12
  2/9/2004                                           3.08
 2/10/2004                                           3.13
 2/11/2004                                           3.03
 2/12/2004                                           3.07
 2/13/2004                                           3.01
 2/16/2004                                             ND
 2/17/2004                                           3.02
 2/18/2004                                           3.03
 2/19/2004                                           3.02
 2/20/2004                                           3.08
 2/23/2004                                           3.03
 2/24/2004                                           3.01
 2/25/2004                                           2.98
 2/26/2004                                           3.01
 2/27/2004                                           3.01
  3/1/2004                                           2.98
  3/2/2004                                           3.04
  3/3/2004                                           3.06
  3/4/2004                                           3.02
  3/5/2004                                           2.81
  3/8/2004                                           2.74
  3/9/2004                                           2.68
 3/10/2004                                           2.71
 3/11/2004                                           2.72
 3/12/2004                                           2.73
 3/15/2004                                           2.74
 3/16/2004                                           2.65
 3/17/2004                                           2.66
 3/18/2004                                           2.72
 3/19/2004                                           2.75
 3/22/2004                                           2.69
 3/23/2004                                           2.69
 3/24/2004                                           2.68
 3/25/2004                                           2.70
 3/26/2004                                           2.81
 3/29/2004                                           2.86
 3/30/2004                                           2.86
 3/31/2004                                           2.80
  4/1/2004                                           2.87
  4/2/2004                                           3.15
  4/5/2004                                           3.24
  4/6/2004                                           3.19
  4/7/2004                                           3.19
  4/8/2004                                           3.22
  4/9/2004                                             ND
 4/12/2004                                           3.26
 4/13/2004                                           3.37
 4/14/2004                                           3.44
 4/15/2004                                           3.45
 4/16/2004                                           3.39
 4/19/2004                                           3.42
 4/20/2004                                           3.45
 4/21/2004                                           3.52
 4/22/2004                                           3.46
 4/23/2004                                           3.58
 4/26/2004                                           3.57
 4/27/2004                                           3.52
 4/28/2004                                           3.60
 4/29/2004                                           3.66
 4/30/2004                                           3.63
  5/3/2004                                           3.63
  5/4/2004                                           3.66
  5/5/2004                                           3.71
  5/6/2004                                           3.72
  5/7/2004                                           3.96
 5/10/2004                                           3.95
 5/11/2004                                           3.94
 5/12/2004                                           3.96
 5/13/2004                                           4.01
 5/14/2004                                           3.92
 5/17/2004                                           3.83
 5/18/2004                                           3.87
 5/19/2004                                           3.93
 5/20/2004                                           3.86
 5/21/2004                                           3.91
 5/24/2004                                           3.90
 5/25/2004                                           3.89
 5/26/2004                                           3.81
 5/27/2004                                           3.74
 5/28/2004                                           3.81
 5/31/2004                                             ND
  6/1/2004                                           3.86
  6/2/2004                                           3.91
  6/3/2004                                           3.89
  6/4/2004                                           3.97
  6/7/2004                                           3.95
  6/8/2004                                           3.96
  6/9/2004                                           4.01
 6/10/2004                                           4.00
 6/11/2004                                             ND
 6/14/2004                                           4.10
 6/15/2004                                           3.90
 6/16/2004                                           3.96
 6/17/2004                                           3.93
 6/18/2004                                           3.94
 6/21/2004                                           3.91
 6/22/2004                                           3.92
 6/23/2004                                           3.90
 6/24/2004                                           3.85
 6/25/2004                                           3.85
 6/28/2004                                           3.97
 6/29/2004                                           3.92
 6/30/2004                                           3.81
  7/1/2004                                           3.74
  7/2/2004                                           3.62
  7/5/2004                                             ND
  7/6/2004                                           3.65
  7/7/2004                                           3.67
  7/8/2004                                           3.65
  7/9/2004                                           3.64
 7/12/2004                                           3.62
 7/13/2004                                           3.66
 7/14/2004                                           3.68
 7/15/2004                                           3.69
 7/16/2004                                           3.56
 7/19/2004                                           3.57
 7/20/2004                                           3.68
 7/21/2004                                           3.72
 7/22/2004                                           3.71
 7/23/2004                                           3.69
 7/26/2004                                           3.73
 7/27/2004                                           3.85
 7/28/2004                                           3.82
 7/29/2004                                           3.80
 7/30/2004                                           3.71
  8/2/2004                                           3.68
  8/3/2004                                           3.67
  8/4/2004                                           3.66
  8/5/2004                                           3.64
  8/6/2004                                           3.40
  8/9/2004                                           3.45
 8/10/2004                                           3.52
 8/11/2004                                           3.51
 8/12/2004                                           3.47
 8/13/2004                                           3.42
 8/16/2004                                           3.45
 8/17/2004                                           3.39
 8/18/2004                                           3.41
 8/19/2004                                           3.39
 8/20/2004                                           3.42
 8/23/2004                                           3.46
 8/24/2004                                           3.46
 8/25/2004                                           3.46
 8/26/2004                                           3.42
 8/27/2004                                           3.43
 8/30/2004                                           3.40
 8/31/2004                                           3.33
  9/1/2004                                           3.32
  9/2/2004                                           3.40
  9/3/2004                                           3.52
  9/6/2004                                             ND
  9/7/2004                                           3.48
  9/8/2004                                           3.40
  9/9/2004                                           3.41
 9/10/2004                                           3.40
 9/13/2004                                           3.38
 9/14/2004                                           3.35
 9/15/2004                                           3.39
 9/16/2004                                           3.29
 9/17/2004                                           3.35
 9/20/2004                                           3.28
 9/21/2004                                           3.28
 9/22/2004                                           3.26
 9/23/2004                                           3.30
 9/24/2004                                           3.33
 9/27/2004                                           3.29
 9/28/2004                                           3.28
 9/29/2004                                           3.37
 9/30/2004                                           3.38
 10/1/2004                                           3.44
 10/4/2004                                           3.44
 10/5/2004                                           3.44
 10/6/2004                                           3.51
 10/7/2004                                           3.53
 10/8/2004                                           3.39
10/11/2004                                             ND
10/12/2004                                           3.35
10/13/2004                                           3.32
10/14/2004                                           3.26
10/15/2004                                           3.31
10/18/2004                                           3.31
10/19/2004                                           3.32
10/20/2004                                           3.26
10/21/2004                                           3.29
10/22/2004                                           3.26
10/25/2004                                           3.25
10/26/2004                                           3.26
10/27/2004                                           3.37
10/28/2004                                           3.34
10/29/2004                                           3.30
 11/1/2004                                           3.36
 11/2/2004                                           3.34
 11/3/2004                                           3.35
 11/4/2004                                           3.37
 11/5/2004                                           3.51
 11/8/2004                                           3.51
 11/9/2004                                           3.53
11/10/2004                                           3.56
11/11/2004                                             ND
11/12/2004                                           3.53
11/15/2004                                           3.53
11/16/2004                                           3.56
11/17/2004                                           3.47
11/18/2004                                           3.48
11/19/2004                                           3.57
11/22/2004                                           3.56
11/23/2004                                           3.58
11/24/2004                                           3.61
11/25/2004                                             ND
11/26/2004                                           3.64
11/29/2004                                           3.72
11/30/2004                                           3.72
 12/1/2004                                           3.72
 12/2/2004                                           3.75
 12/3/2004                                           3.61
 12/6/2004                                           3.59
 12/7/2004                                           3.60
 12/8/2004                                           3.53
 12/9/2004                                           3.54
12/10/2004                                           3.52
12/13/2004                                           3.54
12/14/2004                                           3.53
12/15/2004                                           3.48
12/16/2004                                           3.58
12/17/2004                                           3.59
12/20/2004                                           3.59
12/21/2004                                           3.57
12/22/2004                                           3.57
12/23/2004                                           3.58
12/24/2004                                             ND
12/27/2004                                           3.65
12/28/2004                                           3.66
12/29/2004                                           3.69
12/30/2004                                           3.64
12/31/2004                                           3.63
  1/3/2005                                           3.64
  1/4/2005                                           3.72
  1/5/2005                                           3.73
  1/6/2005                                           3.71
  1/7/2005                                           3.73
 1/10/2005                                           3.75
 1/11/2005                                           3.73
 1/12/2005                                           3.72
 1/13/2005                                           3.68
 1/14/2005                                           3.71
 1/17/2005                                             ND
 1/18/2005                                           3.72
 1/19/2005                                           3.73
 1/20/2005                                           3.68
 1/21/2005                                           3.65
 1/24/2005                                           3.65
 1/25/2005                                           3.71
 1/26/2005                                           3.73
 1/27/2005                                           3.75
 1/28/2005                                           3.69
 1/31/2005                                           3.71
  2/1/2005                                           3.71
  2/2/2005                                           3.73
  2/3/2005                                           3.76
  2/4/2005                                           3.68
  2/7/2005                                           3.67
  2/8/2005                                           3.68
  2/9/2005                                           3.58
 2/10/2005                                           3.65
 2/11/2005                                           3.70
 2/14/2005                                           3.70
 2/15/2005                                           3.71
 2/16/2005                                           3.78
 2/17/2005                                           3.78
 2/18/2005                                           3.86
 2/21/2005                                             ND
 2/22/2005                                           3.88
 2/23/2005                                           3.87
 2/24/2005                                           3.91
 2/25/2005                                           3.91
 2/28/2005                                           4.00
  3/1/2005                                           4.02
  3/2/2005                                           4.00
  3/3/2005                                           4.02
  3/4/2005                                           3.97
  3/7/2005                                           3.99
  3/8/2005                                           4.05
  3/9/2005                                           4.16
 3/10/2005                                           4.13
 3/11/2005                                           4.22
 3/14/2005                                           4.20
 3/15/2005                                           4.22
 3/16/2005                                           4.18
 3/17/2005                                           4.14
 3/18/2005                                           4.18
 3/21/2005                                           4.18
 3/22/2005                                           4.31
 3/23/2005                                           4.30
 3/24/2005                                           4.30
 3/25/2005                                             ND
 3/28/2005                                           4.33
 3/29/2005                                           4.30
 3/30/2005                                           4.26
 3/31/2005                                           4.18
  4/1/2005                                           4.13
  4/4/2005                                           4.13
  4/5/2005                                           4.15
  4/6/2005                                           4.09
  4/7/2005                                           4.13
  4/8/2005                                           4.17
 4/11/2005                                           4.13
 4/12/2005                                           4.05
 4/13/2005                                           4.03
 4/14/2005                                           3.99
 4/15/2005                                           3.90
 4/18/2005                                           3.90
 4/19/2005                                           3.85
 4/20/2005                                           3.86
 4/21/2005                                           3.97
 4/22/2005                                           3.92
 4/25/2005                                           3.94
 4/26/2005                                           3.96
 4/27/2005                                           3.92
 4/28/2005                                           3.85
 4/29/2005                                           3.90
  5/2/2005                                           3.88
  5/3/2005                                           3.90
  5/4/2005                                           3.87
  5/5/2005                                           3.82
  5/6/2005                                           3.95
  5/9/2005                                           3.99
 5/10/2005                                           3.93
 5/11/2005                                           3.91
 5/12/2005                                           3.87
 5/13/2005                                           3.83
 5/16/2005                                           3.83
 5/17/2005                                           3.82
 5/18/2005                                           3.77
 5/19/2005                                           3.84
 5/20/2005                                           3.88
 5/23/2005                                           3.83
 5/24/2005                                           3.78
 5/25/2005                                           3.81
 5/26/2005                                           3.82
 5/27/2005                                           3.82
 5/30/2005                                             ND
 5/31/2005                                           3.76
  6/1/2005                                           3.63
  6/2/2005                                           3.65
  6/3/2005                                           3.73
  6/6/2005                                           3.73
  6/7/2005                                           3.70
  6/8/2005                                           3.73
  6/9/2005                                           3.76
 6/10/2005                                           3.84
 6/13/2005                                           3.87
 6/14/2005                                           3.89
 6/15/2005                                           3.90
 6/16/2005                                           3.87
 6/17/2005                                           3.88
 6/20/2005                                           3.88
 6/21/2005                                           3.84
 6/22/2005                                           3.72
 6/23/2005                                           3.74
 6/24/2005                                           3.69
 6/27/2005                                           3.69
 6/28/2005                                           3.76
 6/29/2005                                           3.77
 6/30/2005                                           3.72
  7/1/2005                                           3.84
  7/4/2005                                             ND
  7/5/2005                                           3.90
  7/6/2005                                           3.86
  7/7/2005                                           3.83
  7/8/2005                                           3.89
 7/11/2005                                           3.91
 7/12/2005                                           3.94
 7/13/2005                                           3.96
 7/14/2005                                           3.98
 7/15/2005                                           3.98
 7/18/2005                                           4.01
 7/19/2005                                           3.99
 7/20/2005                                           3.99
 7/21/2005                                           4.09
 7/22/2005                                           4.04
 7/25/2005                                           4.06
 7/26/2005                                           4.06
 7/27/2005                                           4.09
 7/28/2005                                           4.04
 7/29/2005                                           4.12
  8/1/2005                                           4.16
  8/2/2005                                           4.17
  8/3/2005                                           4.13
  8/4/2005                                           4.15
  8/5/2005                                           4.24
  8/8/2005                                           4.28
  8/9/2005                                           4.25
 8/10/2005                                           4.24
 8/11/2005                                           4.18
 8/12/2005                                           4.11
 8/15/2005                                           4.15
 8/16/2005                                           4.10
 8/17/2005                                           4.15
 8/18/2005                                           4.08
 8/19/2005                                           4.08
 8/22/2005                                           4.08
 8/23/2005                                           4.07
 8/24/2005                                           4.06
 8/25/2005                                           4.06
 8/26/2005                                           4.09
 8/29/2005                                           4.08
 8/30/2005                                           4.03
 8/31/2005                                           3.87
  9/1/2005                                           3.85
  9/2/2005                                           3.85
  9/5/2005                                             ND
  9/6/2005                                           3.89
  9/7/2005                                           3.93
  9/8/2005                                           3.94
  9/9/2005                                           3.94
 9/12/2005                                           3.98
 9/13/2005                                           3.93
 9/14/2005                                           3.96
 9/15/2005                                           3.99
 9/16/2005                                           4.05
 9/19/2005                                           4.02
 9/20/2005                                           4.06
 9/21/2005                                           4.01
 9/22/2005                                           3.99
 9/23/2005                                           4.07
 9/26/2005                                           4.11
 9/27/2005                                           4.13
 9/28/2005                                           4.11
 9/29/2005                                           4.14
 9/30/2005                                           4.18
 10/3/2005                                           4.25
 10/4/2005                                           4.24
 10/5/2005                                           4.23
 10/6/2005                                           4.23
 10/7/2005                                           4.23
10/10/2005                                             ND
10/11/2005                                           4.27
10/12/2005                                           4.32
10/13/2005                                           4.32
10/14/2005                                           4.34
10/17/2005                                           4.36
10/18/2005                                           4.34
10/19/2005                                           4.32
10/20/2005                                           4.33
10/21/2005                                           4.26
10/24/2005                                           4.32
10/25/2005                                           4.41
10/26/2005                                           4.46
10/27/2005                                           4.43
10/28/2005                                           4.46
10/31/2005                                           4.45
 11/1/2005                                           4.47
 11/2/2005                                           4.50
 11/3/2005                                           4.55
 11/4/2005                                           4.56
 11/7/2005                                           4.55
 11/8/2005                                           4.49
 11/9/2005                                           4.55
11/10/2005                                           4.49
11/11/2005                                             ND
11/14/2005                                           4.54
11/15/2005                                           4.51
11/16/2005                                           4.43
11/17/2005                                           4.39
11/18/2005                                           4.43
11/21/2005                                           4.39
11/22/2005                                           4.34
11/23/2005                                           4.38
11/24/2005                                             ND
11/25/2005                                           4.34
11/28/2005                                           4.32
11/29/2005                                           4.40
11/30/2005                                           4.42
 12/1/2005                                           4.45
 12/2/2005                                           4.45
 12/5/2005                                           4.50
 12/6/2005                                           4.42
 12/7/2005                                           4.43
 12/8/2005                                           4.36
 12/9/2005                                           4.44
12/12/2005                                           4.46
12/13/2005                                           4.44
12/14/2005                                           4.36
12/15/2005                                           4.38
12/16/2005                                           4.36
12/19/2005                                           4.37
12/20/2005                                           4.40
12/21/2005                                           4.42
12/22/2005                                           4.38
12/23/2005                                           4.32
12/26/2005                                             ND
12/27/2005                                           4.30
12/28/2005                                           4.32
12/29/2005                                           4.33
12/30/2005                                           4.35
  1/2/2006                                             ND
  1/3/2006                                           4.30
  1/4/2006                                           4.28
  1/5/2006                                           4.29
  1/6/2006                                           4.32
  1/9/2006                                           4.32
 1/10/2006                                           4.36
 1/11/2006                                           4.39
 1/12/2006                                           4.35
 1/13/2006                                           4.28
 1/16/2006                                             ND
 1/17/2006                                           4.27
 1/18/2006                                           4.28
 1/19/2006                                           4.31
 1/20/2006                                           4.31
 1/23/2006                                           4.30
 1/24/2006                                           4.32
 1/25/2006                                           4.41
 1/26/2006                                           4.44
 1/27/2006                                           4.45
 1/30/2006                                           4.46
 1/31/2006                                           4.47
  2/1/2006                                           4.51
  2/2/2006                                           4.51
  2/3/2006                                           4.50
  2/6/2006                                           4.51
  2/7/2006                                           4.52
  2/8/2006                                           4.55
  2/9/2006                                           4.55
 2/10/2006                                           4.59
 2/13/2006                                           4.58
 2/14/2006                                           4.61
 2/15/2006                                           4.60
 2/16/2006                                           4.59
 2/17/2006                                           4.55
 2/20/2006                                             ND
 2/21/2006                                           4.59
 2/22/2006                                           4.57
 2/23/2006                                           4.63
 2/24/2006                                           4.64
 2/27/2006                                           4.66
 2/28/2006                                           4.61
  3/1/2006                                           4.63
  3/2/2006                                           4.68
  3/3/2006                                           4.71
  3/6/2006                                           4.76
  3/7/2006                                           4.76
  3/8/2006                                           4.75
  3/9/2006                                           4.75
 3/10/2006                                           4.77
 3/13/2006                                           4.78
 3/14/2006                                           4.68
 3/15/2006                                           4.69
 3/16/2006                                           4.60
 3/17/2006                                           4.62
 3/20/2006                                           4.61
 3/21/2006                                           4.68
 3/22/2006                                           4.69
 3/23/2006                                           4.73
 3/24/2006                                           4.66
 3/27/2006                                           4.69
 3/28/2006                                           4.79
 3/29/2006                                           4.79
 3/30/2006                                           4.83
 3/31/2006                                           4.82
  4/3/2006                                           4.85
  4/4/2006                                           4.82
  4/5/2006                                           4.79
  4/6/2006                                           4.84
  4/7/2006                                           4.89
 4/10/2006                                           4.89
 4/11/2006                                           4.86
 4/12/2006                                           4.91
 4/13/2006                                           4.97
 4/14/2006                                             ND
 4/17/2006                                           4.93
 4/18/2006                                           4.87
 4/19/2006                                           4.91
 4/20/2006                                           4.92
 4/21/2006                                           4.92
 4/24/2006                                           4.90
 4/25/2006                                           4.98
 4/26/2006                                           5.02
 4/27/2006                                           4.95
 4/28/2006                                           4.92
  5/1/2006                                           4.99
  5/2/2006                                           4.98
  5/3/2006                                           5.01
  5/4/2006                                           5.03
  5/5/2006                                           4.99
  5/8/2006                                           5.01
  5/9/2006                                           5.01
 5/10/2006                                           5.03
 5/11/2006                                           5.04
 5/12/2006                                           5.08
 5/15/2006                                           5.04
 5/16/2006                                           4.99
 5/17/2006                                           5.03
 5/18/2006                                           4.96
 5/19/2006                                           4.96
 5/22/2006                                           4.94
 5/23/2006                                           4.98
 5/24/2006                                           4.93
 5/25/2006                                           4.97
 5/26/2006                                           4.95
 5/29/2006                                             ND
 5/30/2006                                           4.99
 5/31/2006                                           5.04
  6/1/2006                                           5.03
  6/2/2006                                           4.90
  6/5/2006                                           4.95
  6/6/2006                                           4.95
  6/7/2006                                           4.97
  6/8/2006                                           4.95
  6/9/2006                                           4.95
 6/12/2006                                           4.95
 6/13/2006                                           4.93
 6/14/2006                                           5.03
 6/15/2006                                           5.08
 6/16/2006                                           5.10
 6/19/2006                                           5.12
 6/20/2006                                           5.13
 6/21/2006                                           5.14
 6/22/2006                                           5.18
 6/23/2006                                           5.21
 6/26/2006                                           5.22
 6/27/2006                                           5.19
 6/28/2006                                           5.23
 6/29/2006                                           5.17
 6/30/2006                                           5.10
  7/3/2006                                           5.11
  7/4/2006                                             ND
  7/5/2006                                           5.19
  7/6/2006                                           5.15
  7/7/2006                                           5.10
 7/10/2006                                           5.10
 7/11/2006                                           5.07
 7/12/2006                                           5.08
 7/13/2006                                           5.04
 7/14/2006                                           5.02
 7/17/2006                                           5.04
 7/18/2006                                           5.10
 7/19/2006                                           5.02
 7/20/2006                                           4.98
 7/21/2006                                           4.99
 7/24/2006                                           4.99
 7/25/2006                                           5.02
 7/26/2006                                           4.99
 7/27/2006                                           4.98
 7/28/2006                                           4.92
 7/31/2006                                           4.91
  8/1/2006                                           4.90
  8/2/2006                                           4.88
  8/3/2006                                           4.90
  8/4/2006                                           4.84
  8/7/2006                                           4.86
  8/8/2006                                           4.85
  8/9/2006                                           4.86
 8/10/2006                                           4.86
 8/11/2006                                           4.91
 8/14/2006                                           4.95
 8/15/2006                                           4.88
 8/16/2006                                           4.81
 8/17/2006                                           4.82
 8/18/2006                                           4.78
 8/21/2006                                           4.77
 8/22/2006                                           4.77
 8/23/2006                                           4.77
 8/24/2006                                           4.78
 8/25/2006                                           4.76
 8/28/2006                                           4.77
 8/29/2006                                           4.77
 8/30/2006                                           4.72
 8/31/2006                                           4.70
  9/1/2006                                           4.68
  9/4/2006                                             ND
  9/5/2006                                           4.73
  9/6/2006                                           4.75
  9/7/2006                                           4.74
  9/8/2006                                           4.71
 9/11/2006                                           4.74
 9/12/2006                                           4.71
 9/13/2006                                           4.70
 9/14/2006                                           4.74
 9/15/2006                                           4.76
 9/18/2006                                           4.77
 9/19/2006                                           4.69
 9/20/2006                                           4.70
 9/21/2006                                           4.60
 9/22/2006                                           4.55
 9/25/2006                                           4.51
 9/26/2006                                           4.55
 9/27/2006                                           4.56
 9/28/2006                                           4.57
 9/29/2006                                           4.59
 10/2/2006                                           4.56
 10/3/2006                                           4.56
 10/4/2006                                           4.50
 10/5/2006                                           4.55
 10/6/2006                                           4.64
 10/9/2006                                             ND
10/10/2006                                           4.71
10/11/2006                                           4.75
10/12/2006                                           4.74
10/13/2006                                           4.77
10/16/2006                                           4.76
10/17/2006                                           4.73
10/18/2006                                           4.74
10/19/2006                                           4.75
10/20/2006                                           4.76
10/23/2006                                           4.80
10/24/2006                                           4.81
10/25/2006                                           4.75
10/26/2006                                           4.69
10/27/2006                                           4.64
10/30/2006                                           4.64
10/31/2006                                           4.57
 11/1/2006                                           4.52
 11/2/2006                                           4.55
 11/3/2006                                           4.70
 11/6/2006                                           4.69
 11/7/2006                                           4.63
 11/8/2006                                           4.61
 11/9/2006                                           4.60
11/10/2006                                           4.57
11/13/2006                                           4.60
11/14/2006                                           4.57
11/15/2006                                           4.62
11/16/2006                                           4.67
11/17/2006                                           4.60
11/20/2006                                           4.60
11/21/2006                                           4.58
11/22/2006                                           4.57
11/23/2006                                             ND
11/24/2006                                           4.55
11/27/2006                                           4.54
11/28/2006                                           4.50
11/29/2006                                           4.51
11/30/2006                                           4.45
 12/1/2006                                           4.39
 12/4/2006                                           4.39
 12/5/2006                                           4.39
 12/6/2006                                           4.44
 12/7/2006                                           4.45
 12/8/2006                                           4.53
12/11/2006                                           4.50
12/12/2006                                           4.45
12/13/2006                                           4.54
12/14/2006                                           4.58
12/15/2006                                           4.57
12/18/2006                                           4.57
12/19/2006                                           4.57
12/20/2006                                           4.57
12/21/2006                                           4.52
12/22/2006                                           4.59
12/25/2006                                             ND
12/26/2006                                           4.58
12/27/2006                                           4.64
12/28/2006                                           4.69
12/29/2006                                           4.70
  1/1/2007                                             ND
  1/2/2007                                           4.68
  1/3/2007                                           4.66
  1/4/2007                                           4.61
  1/5/2007                                           4.65
  1/8/2007                                           4.66
  1/9/2007                                           4.65
 1/10/2007                                           4.68
 1/11/2007                                           4.73
 1/12/2007                                           4.76
 1/15/2007                                             ND
 1/16/2007                                           4.74
 1/17/2007                                           4.78
 1/18/2007                                           4.75
 1/19/2007                                           4.78
 1/22/2007                                           4.77
 1/23/2007                                           4.81
 1/24/2007                                           4.81
 1/25/2007                                           4.85
 1/26/2007                                           4.87
 1/29/2007                                           4.89
 1/30/2007                                           4.86
 1/31/2007                                           4.82
  2/1/2007                                           4.84
  2/2/2007                                           4.82
  2/5/2007                                           4.80
  2/6/2007                                           4.76
  2/7/2007                                           4.74
  2/8/2007                                           4.73
  2/9/2007                                           4.78
 2/12/2007                                           4.80
 2/13/2007                                           4.81
 2/14/2007                                           4.72
 2/15/2007                                           4.68
 2/16/2007                                           4.68
 2/19/2007                                             ND
 2/20/2007                                           4.67
 2/21/2007                                           4.68
 2/22/2007                                           4.72
 2/23/2007                                           4.67
 2/26/2007                                           4.62
 2/27/2007                                           4.46
 2/28/2007                                           4.52
  3/1/2007                                           4.50
  3/2/2007                                           4.46
  3/5/2007                                           4.45
  3/6/2007                                           4.48
  3/7/2007                                           4.45
  3/8/2007                                           4.45
  3/9/2007                                           4.55
 3/12/2007                                           4.50
 3/13/2007                                           4.41
 3/14/2007                                           4.44
 3/15/2007                                           4.46
 3/16/2007                                           4.47
 3/19/2007                                           4.50
 3/20/2007                                           4.47
 3/21/2007                                           4.43
 3/22/2007                                           4.49
 3/23/2007                                           4.52
 3/26/2007                                           4.48
 3/27/2007                                           4.50
 3/28/2007                                           4.50
 3/29/2007                                           4.53
 3/30/2007                                           4.54
  4/2/2007                                           4.54
  4/3/2007                                           4.56
  4/4/2007                                           4.55
  4/5/2007                                           4.57
  4/6/2007                                           4.67
  4/9/2007                                           4.66
 4/10/2007                                           4.63
 4/11/2007                                           4.66
 4/12/2007                                           4.66
 4/13/2007                                           4.68
 4/16/2007                                           4.67
 4/17/2007                                           4.61
 4/18/2007                                           4.56
 4/19/2007                                           4.57
 4/20/2007                                           4.57
 4/23/2007                                           4.55
 4/24/2007                                           4.51
 4/25/2007                                           4.55
 4/26/2007                                           4.59
 4/27/2007                                           4.59
 4/30/2007                                           4.51
  5/1/2007                                           4.54
  5/2/2007                                           4.55
  5/3/2007                                           4.59
  5/4/2007                                           4.55
  5/7/2007                                           4.55
  5/8/2007                                           4.54
  5/9/2007                                           4.58
 5/10/2007                                           4.56
 5/11/2007                                           4.58
 5/14/2007                                           4.61
 5/15/2007                                           4.63
 5/16/2007                                           4.62
 5/17/2007                                           4.68
 5/18/2007                                           4.74
 5/21/2007                                           4.71
 5/22/2007                                           4.76
 5/23/2007                                           4.79
 5/24/2007                                           4.79
 5/25/2007                                           4.80
 5/28/2007                                             ND
 5/29/2007                                           4.82
 5/30/2007                                           4.83
 5/31/2007                                           4.86
  6/1/2007                                           4.92
  6/4/2007                                           4.91
  6/5/2007                                           4.96
  6/6/2007                                           4.94
  6/7/2007                                           5.05
  6/8/2007                                           5.06
 6/11/2007                                           5.07
 6/12/2007                                           5.18
 6/13/2007                                           5.13
 6/14/2007                                           5.16
 6/15/2007                                           5.10
 6/18/2007                                           5.07
 6/19/2007                                           5.00
 6/20/2007                                           5.05
 6/21/2007                                           5.06
 6/22/2007                                           5.02
 6/25/2007                                           4.97
 6/26/2007                                           4.99
 6/27/2007                                           4.97
 6/28/2007                                           5.02
 6/29/2007                                           4.92
  7/2/2007                                           4.90
  7/3/2007                                           4.95
  7/4/2007                                             ND
  7/5/2007                                           5.05
  7/6/2007                                           5.10
  7/9/2007                                           5.07
 7/10/2007                                           4.93
 7/11/2007                                           4.98
 7/12/2007                                           5.03
 7/13/2007                                           5.01
 7/16/2007                                           4.95
 7/17/2007                                           4.98
 7/18/2007                                           4.91
 7/19/2007                                           4.94
 7/20/2007                                           4.85
 7/23/2007                                           4.86
 7/24/2007                                           4.82
 7/25/2007                                           4.80
 7/26/2007                                           4.61
 7/27/2007                                           4.60
 7/30/2007                                           4.64
 7/31/2007                                           4.60
  8/1/2007                                           4.60
  8/2/2007                                           4.62
  8/3/2007                                           4.52
  8/6/2007                                           4.52
  8/7/2007                                           4.60
  8/8/2007                                           4.69
  8/9/2007                                           4.58
 8/10/2007                                           4.59
 8/13/2007                                           4.57
 8/14/2007                                           4.51
 8/15/2007                                           4.41
 8/16/2007                                           4.26
 8/17/2007                                           4.35
 8/20/2007                                           4.32
 8/21/2007                                           4.27
 8/22/2007                                           4.34
 8/23/2007                                           4.36
 8/24/2007                                           4.42
 8/27/2007                                           4.39
 8/28/2007                                           4.25
 8/29/2007                                           4.31
 8/30/2007                                           4.21
 8/31/2007                                           4.25
  9/3/2007                                             ND
  9/4/2007                                           4.26
  9/5/2007                                           4.16
  9/6/2007                                           4.20
  9/7/2007                                           4.03
 9/10/2007                                           4.00
 9/11/2007                                           4.07
 9/12/2007                                           4.11
 9/13/2007                                           4.22
 9/14/2007                                           4.18
 9/17/2007                                           4.21
 9/18/2007                                           4.19
 9/19/2007                                           4.20
 9/20/2007                                           4.35
 9/21/2007                                           4.31
 9/24/2007                                           4.31
 9/25/2007                                           4.26
 9/26/2007                                           4.27
 9/27/2007                                           4.22
 9/28/2007                                           4.23
 10/1/2007                                           4.24
 10/2/2007                                           4.20
 10/3/2007                                           4.24
 10/4/2007                                           4.22
 10/5/2007                                           4.33
 10/8/2007                                             ND
 10/9/2007                                           4.38
10/10/2007                                           4.37
10/11/2007                                           4.36
10/12/2007                                           4.42
10/15/2007                                           4.40
10/16/2007                                           4.34
10/17/2007                                           4.22
10/18/2007                                           4.17
10/19/2007                                           4.03
10/22/2007                                           4.08
10/23/2007                                           4.06
10/24/2007                                           3.99
10/25/2007                                           4.01
10/26/2007                                           4.04
10/29/2007                                           4.04
10/30/2007                                           4.06
10/31/2007                                           4.16
 11/1/2007                                           4.02
 11/2/2007                                           3.93
 11/5/2007                                           3.96
 11/6/2007                                           3.99
 11/7/2007                                           3.92
 11/8/2007                                           3.81
 11/9/2007                                           3.77
11/12/2007                                             ND
11/13/2007                                           3.84
11/14/2007                                           3.86
11/15/2007                                           3.71
11/16/2007                                           3.68
11/19/2007                                           3.57
11/20/2007                                           3.52
11/21/2007                                           3.40
11/22/2007                                             ND
11/23/2007                                           3.42
11/26/2007                                           3.23
11/27/2007                                           3.38
11/28/2007                                           3.50
11/29/2007                                           3.42
11/30/2007                                           3.41
 12/3/2007                                           3.28
 12/4/2007                                           3.28
 12/5/2007                                           3.28
 12/6/2007                                           3.39
 12/7/2007                                           3.51
12/10/2007                                           3.54
12/11/2007                                           3.32
12/12/2007                                           3.41
12/13/2007                                           3.54
12/14/2007                                           3.63
12/17/2007                                           3.57
12/18/2007                                           3.53
12/19/2007                                           3.46
12/20/2007                                           3.45
12/21/2007                                           3.58
12/24/2007                                           3.65
12/25/2007                                             ND
12/26/2007                                           3.72
12/27/2007                                           3.64
12/28/2007                                           3.52
12/31/2007                                           3.45
  1/1/2008                                             ND
  1/2/2008                                           3.28
  1/3/2008                                           3.26
  1/4/2008                                           3.18
  1/7/2008                                           3.16
  1/8/2008                                           3.16
  1/9/2008                                           3.10
 1/10/2008                                           3.16
 1/11/2008                                           3.06
 1/14/2008                                           3.08
 1/15/2008                                           3.00
 1/16/2008                                           3.00
 1/17/2008                                           2.90
 1/18/2008                                           2.86
 1/21/2008                                             ND
 1/22/2008                                           2.64
 1/23/2008                                           2.64
 1/24/2008                                           2.85
 1/25/2008                                           2.81
 1/28/2008                                           2.80
 1/29/2008                                           2.87
 1/30/2008                                           2.96
 1/31/2008                                           2.82
  2/1/2008                                           2.75
  2/4/2008                                           2.78
  2/5/2008                                           2.66
  2/6/2008                                           2.67
  2/7/2008                                           2.79
  2/8/2008                                           2.69
 2/11/2008                                           2.67
 2/12/2008                                           2.71
 2/13/2008                                           2.71
 2/14/2008                                           2.81
 2/15/2008                                           2.76
 2/18/2008                                             ND
 2/19/2008                                           2.93
 2/20/2008                                           3.02
 2/21/2008                                           2.80
 2/22/2008                                           2.81
 2/25/2008                                           2.98
 2/26/2008                                           2.92
 2/27/2008                                           2.89
 2/28/2008                                           2.73
 2/29/2008                                           2.50
  3/3/2008                                           2.48
  3/4/2008                                           2.53
  3/5/2008                                           2.59
  3/6/2008                                           2.50
  3/7/2008                                           2.45
 3/10/2008                                           2.37
 3/11/2008                                           2.61
 3/12/2008                                           2.49
 3/13/2008                                           2.53
 3/14/2008                                           2.37
 3/17/2008                                           2.23
 3/18/2008                                           2.42
 3/19/2008                                           2.36
 3/20/2008                                           2.36
 3/21/2008                                             ND
 3/24/2008                                           2.64
 3/25/2008                                           2.61
 3/26/2008                                           2.55
 3/27/2008                                           2.61
 3/28/2008                                           2.51
 3/31/2008                                           2.46
  4/1/2008                                           2.65
  4/2/2008                                           2.72
  4/3/2008                                           2.75
  4/4/2008                                           2.63
  4/7/2008                                           2.75
  4/8/2008                                           2.72
  4/9/2008                                           2.59
 4/10/2008                                           2.66
 4/11/2008                                           2.57
 4/14/2008                                           2.60
 4/15/2008                                           2.68
 4/16/2008                                           2.82
 4/17/2008                                           2.90
 4/18/2008                                           2.95
 4/21/2008                                           2.95
 4/22/2008                                           2.96
 4/23/2008                                           2.98
 4/24/2008                                           3.15
 4/25/2008                                           3.20
 4/28/2008                                           3.14
 4/29/2008                                           3.11
 4/30/2008                                           3.03
  5/1/2008                                           3.06
  5/2/2008                                           3.18
  5/5/2008                                           3.14
  5/6/2008                                           3.15
  5/7/2008                                           3.09
  5/8/2008                                           2.99
  5/9/2008                                           2.98
 5/12/2008                                           3.00
 5/13/2008                                           3.17
 5/14/2008                                           3.22
 5/15/2008                                           3.10
 5/16/2008                                           3.12
 5/19/2008                                           3.09
 5/20/2008                                           3.02
 5/21/2008                                           3.09
 5/22/2008                                           3.24
 5/23/2008                                           3.15
 5/26/2008                                             ND
 5/27/2008                                           3.25
 5/28/2008                                           3.36
 5/29/2008                                           3.41
 5/30/2008                                           3.41
  6/2/2008                                           3.28
  6/3/2008                                           3.21
  6/4/2008                                           3.26
  6/5/2008                                           3.34
  6/6/2008                                           3.20
  6/9/2008                                           3.41
 6/10/2008                                           3.54
 6/11/2008                                           3.49
 6/12/2008                                           3.68
 6/13/2008                                           3.73
 6/16/2008                                           3.73
 6/17/2008                                           3.66
 6/18/2008                                           3.57
 6/19/2008                                           3.67
 6/20/2008                                           3.57
 6/23/2008                                           3.65
 6/24/2008                                           3.52
 6/25/2008                                           3.54
 6/26/2008                                           3.44
 6/27/2008                                           3.36
 6/30/2008                                           3.34
  7/1/2008                                           3.33
  7/2/2008                                           3.31
  7/3/2008                                           3.28
  7/4/2008                                             ND
  7/7/2008                                           3.23
  7/8/2008                                           3.19
  7/9/2008                                           3.11
 7/10/2008                                           3.10
 7/11/2008                                           3.27
 7/14/2008                                           3.20
 7/15/2008                                           3.12
 7/16/2008                                           3.20
 7/17/2008                                           3.35
 7/18/2008                                           3.42
 7/21/2008                                           3.41
 7/22/2008                                           3.48
 7/23/2008                                           3.51
 7/24/2008                                           3.37
 7/25/2008                                           3.45
 7/28/2008                                           3.34
 7/29/2008                                           3.39
 7/30/2008                                           3.36
 7/31/2008                                           3.25
  8/1/2008                                           3.23
  8/4/2008                                           3.23
  8/5/2008                                           3.28
  8/6/2008                                           3.30
  8/7/2008                                           3.16
  8/8/2008                                           3.21
 8/11/2008                                           3.27
 8/12/2008                                           3.16
 8/13/2008                                           3.21
 8/14/2008                                           3.15
 8/15/2008                                           3.11
 8/18/2008                                           3.07
 8/19/2008                                           3.07
 8/20/2008                                           3.00
 8/21/2008                                           3.08
 8/22/2008                                           3.14
 8/25/2008                                           3.04
 8/26/2008                                           3.06
 8/27/2008                                           3.02
 8/28/2008                                           3.09
 8/29/2008                                           3.10
  9/1/2008                                             ND
  9/2/2008                                           3.00
  9/3/2008                                           2.95
  9/4/2008                                           2.87
  9/5/2008                                           2.91
  9/8/2008                                           2.96
  9/9/2008                                           2.90
 9/10/2008                                           2.91
 9/11/2008                                           2.87
 9/12/2008                                           2.97
 9/15/2008                                           2.59
 9/16/2008                                           2.64
 9/17/2008                                           2.52
 9/18/2008                                           2.67
 9/19/2008                                           3.01
 9/22/2008                                           3.04
 9/23/2008                                           3.03
 9/24/2008                                           2.91
 9/25/2008                                           3.09
 9/26/2008                                           3.05
 9/29/2008                                           2.70
 9/30/2008                                           2.98
 10/1/2008                                           2.87
 10/2/2008                                           2.68
 10/3/2008                                           2.64
 10/6/2008                                           2.45
 10/7/2008                                           2.45
 10/8/2008                                           2.70
 10/9/2008                                           2.79
10/10/2008                                           2.77
10/13/2008                                             ND
10/14/2008                                           3.01
10/15/2008                                           2.90
10/16/2008                                           2.84
10/17/2008                                           2.83
10/20/2008                                           2.82
10/21/2008                                           2.63
10/22/2008                                           2.56
10/23/2008                                           2.57
10/24/2008                                           2.64
10/27/2008                                           2.67
10/28/2008                                           2.75
10/29/2008                                           2.77
10/30/2008                                           2.84
10/31/2008                                           2.80
 11/3/2008                                           2.71
 11/4/2008                                           2.56
 11/5/2008                                           2.50
 11/6/2008                                           2.46
 11/7/2008                                           2.56
11/10/2008                                           2.51
11/11/2008                                             ND
11/12/2008                                           2.37
11/13/2008                                           2.43
11/14/2008                                           2.33
11/17/2008                                           2.32
11/18/2008                                           2.22
11/19/2008                                           2.08
11/20/2008                                           1.94
11/21/2008                                           2.02
11/24/2008                                           2.24
11/25/2008                                           2.06
11/26/2008                                           2.01
11/27/2008                                             ND
11/28/2008                                           1.93
 12/1/2008                                           1.71
 12/2/2008                                           1.65
 12/3/2008                                           1.60
 12/4/2008                                           1.51
 12/5/2008                                           1.67
 12/8/2008                                           1.76
 12/9/2008                                           1.61
12/10/2008                                           1.62
12/11/2008                                           1.55
12/12/2008                                           1.55
12/15/2008                                           1.50
12/16/2008                                           1.34
12/17/2008                                           1.35
12/18/2008                                           1.26
12/19/2008                                           1.35
12/22/2008                                           1.40
12/23/2008                                           1.53
12/24/2008                                           1.54
12/25/2008                                             ND
12/26/2008                                           1.51
12/29/2008                                           1.45
12/30/2008                                           1.47
12/31/2008                                           1.55
  1/1/2009                                             ND
  1/2/2009                                           1.72
  1/5/2009                                           1.67
  1/6/2009                                           1.68
  1/7/2009                                           1.66
  1/8/2009                                           1.60
  1/9/2009                                           1.51
 1/12/2009                                           1.45
 1/13/2009                                           1.44
 1/14/2009                                           1.36
 1/15/2009                                           1.36
 1/16/2009                                           1.47
 1/19/2009                                             ND
 1/20/2009                                           1.48
 1/21/2009                                           1.60
 1/22/2009                                           1.61
 1/23/2009                                           1.64
 1/26/2009                                           1.67
 1/27/2009                                           1.59
 1/28/2009                                           1.70
 1/29/2009                                           1.87
 1/30/2009                                           1.85
  2/2/2009                                           1.75
  2/3/2009                                           1.88
  2/4/2009                                           1.91
  2/5/2009                                           1.89
  2/6/2009                                           1.97
  2/9/2009                                           1.99
 2/10/2009                                           1.79
 2/11/2009                                           1.76
 2/12/2009                                           1.73
 2/13/2009                                           1.88
 2/16/2009                                             ND
 2/17/2009                                           1.65
 2/18/2009                                           1.81
 2/19/2009                                           1.89
 2/20/2009                                           1.81
 2/23/2009                                           1.84
 2/24/2009                                           1.89
 2/25/2009                                           2.06
 2/26/2009                                           2.07
 2/27/2009                                           1.99
  3/2/2009                                           1.86
  3/3/2009                                           1.87
  3/4/2009                                           1.97
  3/5/2009                                           1.82
  3/6/2009                                           1.83
  3/9/2009                                           1.90
 3/10/2009                                           1.99
 3/11/2009                                           1.96
 3/12/2009                                           1.92
 3/13/2009                                           1.87
 3/16/2009                                           1.91
 3/17/2009                                           2.00
 3/18/2009                                           1.54
 3/19/2009                                           1.64
 3/20/2009                                           1.66
 3/23/2009                                           1.69
 3/24/2009                                           1.70
 3/25/2009                                           1.84
 3/26/2009                                           1.80
 3/27/2009                                           1.79
 3/30/2009                                           1.72
 3/31/2009                                           1.67
  4/1/2009                                           1.65
  4/2/2009                                           1.74
  4/3/2009                                           1.87
  4/6/2009                                           1.90
  4/7/2009                                           1.87
  4/8/2009                                           1.83
  4/9/2009                                           1.90
 4/10/2009                                             ND
 4/13/2009                                           1.81
 4/14/2009                                           1.71
 4/15/2009                                           1.71
 4/16/2009                                           1.79
 4/17/2009                                           1.91
 4/20/2009                                           1.82
 4/21/2009                                           1.87
 4/22/2009                                           1.92
 4/23/2009                                           1.89
 4/24/2009                                           1.96
 4/27/2009                                           1.87
 4/28/2009                                           1.97
 4/29/2009                                           2.01
 4/30/2009                                           2.02
  5/1/2009                                           2.03
  5/4/2009                                           2.03
  5/5/2009                                           2.05
  5/6/2009                                           2.06
  5/7/2009                                           2.15
  5/8/2009                                           2.15
 5/11/2009                                           2.04
 5/12/2009                                           2.02
 5/13/2009                                           1.98
 5/14/2009                                           1.98
 5/15/2009                                           2.01
 5/18/2009                                           2.09
 5/19/2009                                           2.12
 5/20/2009                                           2.05
 5/21/2009                                           2.16
 5/22/2009                                           2.23
 5/25/2009                                             ND
 5/26/2009                                           2.30
 5/27/2009                                           2.43
 5/28/2009                                           2.46
 5/29/2009                                           2.34
  6/1/2009                                           2.55
  6/2/2009                                           2.52
  6/3/2009                                           2.43
  6/4/2009                                           2.56
  6/5/2009                                           2.85
  6/8/2009                                           2.95
  6/9/2009                                           2.86
 6/10/2009                                           2.93
 6/11/2009                                           2.87
 6/12/2009                                           2.81
 6/15/2009                                           2.75
 6/16/2009                                           2.70
 6/17/2009                                           2.69
 6/18/2009                                           2.86
 6/19/2009                                           2.82
 6/22/2009                                           2.75
 6/23/2009                                           2.71
 6/24/2009                                           2.74
 6/25/2009                                           2.58
 6/26/2009                                           2.53
 6/29/2009                                           2.53
 6/30/2009                                           2.54
  7/1/2009                                           2.51
  7/2/2009                                           2.43
  7/3/2009                                             ND
  7/6/2009                                           2.40
  7/7/2009                                           2.36
  7/8/2009                                           2.23
  7/9/2009                                           2.33
 7/10/2009                                           2.22
 7/13/2009                                           2.27
 7/14/2009                                           2.37
 7/15/2009                                           2.52
 7/16/2009                                           2.46
 7/17/2009                                           2.52
 7/20/2009                                           2.46
 7/21/2009                                           2.36
 7/22/2009                                           2.43
 7/23/2009                                           2.60
 7/24/2009                                           2.57
 7/27/2009                                           2.63
 7/28/2009                                           2.63
 7/29/2009                                           2.69
 7/30/2009                                           2.66
 7/31/2009                                           2.53
  8/3/2009                                           2.66
  8/4/2009                                           2.68
  8/5/2009                                           2.73
  8/6/2009                                           2.73
  8/7/2009                                           2.84
 8/10/2009                                           2.75
 8/11/2009                                           2.69
 8/12/2009                                           2.70
 8/13/2009                                           2.58
 8/14/2009                                           2.51
 8/17/2009                                           2.43
 8/18/2009                                           2.48
 8/19/2009                                           2.43
 8/20/2009                                           2.43
 8/21/2009                                           2.58
 8/24/2009                                           2.50
 8/25/2009                                           2.48
 8/26/2009                                           2.46
 8/27/2009                                           2.48
 8/28/2009                                           2.46
 8/31/2009                                           2.39
  9/1/2009                                           2.33
  9/2/2009                                           2.26
  9/3/2009                                           2.29
  9/4/2009                                           2.36
  9/7/2009                                             ND
  9/8/2009                                           2.38
  9/9/2009                                           2.38
 9/10/2009                                           2.29
 9/11/2009                                           2.29
 9/14/2009                                           2.37
 9/15/2009                                           2.41
 9/16/2009                                           2.46
 9/17/2009                                           2.41
 9/18/2009                                           2.49
 9/21/2009                                           2.47
 9/22/2009                                           2.45
 9/23/2009                                           2.40
 9/24/2009                                           2.37
 9/25/2009                                           2.36
 9/28/2009                                           2.33
 9/29/2009                                           2.34
 9/30/2009                                           2.31
 10/1/2009                                           2.20
 10/2/2009                                           2.22
 10/5/2009                                           2.21
 10/6/2009                                           2.25
 10/7/2009                                           2.16
 10/8/2009                                           2.22
 10/9/2009                                           2.36
10/12/2009                                             ND
10/13/2009                                           2.28
10/14/2009                                           2.36
10/15/2009                                           2.41
10/16/2009                                           2.37
10/19/2009                                           2.36
10/20/2009                                           2.30
10/21/2009                                           2.38
10/22/2009                                           2.39
10/23/2009                                           2.46
10/26/2009                                           2.53
10/27/2009                                           2.41
10/28/2009                                           2.37
10/29/2009                                           2.44
10/30/2009                                           2.31
 11/2/2009                                           2.33
 11/3/2009                                           2.36
 11/4/2009                                           2.39
 11/5/2009                                           2.35
 11/6/2009                                           2.30
 11/9/2009                                           2.31
11/10/2009                                           2.31
11/11/2009                                             ND
11/12/2009                                           2.28
11/13/2009                                           2.28
11/16/2009                                           2.19
11/17/2009                                           2.19
11/18/2009                                           2.21
11/19/2009                                           2.18
11/20/2009                                           2.20
11/23/2009                                           2.20
11/24/2009                                           2.15
11/25/2009                                           2.11
11/26/2009                                             ND
11/27/2009                                           2.03
11/30/2009                                           2.01
 12/1/2009                                           2.03
 12/2/2009                                           2.09
 12/3/2009                                           2.14
 12/4/2009                                           2.24
 12/7/2009                                           2.19
 12/8/2009                                           2.12
 12/9/2009                                           2.15
12/10/2009                                           2.19
12/11/2009                                           2.26
12/14/2009                                           2.30
12/15/2009                                           2.35
12/16/2009                                           2.35
12/17/2009                                           2.24
12/18/2009                                           2.30
12/21/2009                                           2.43
12/22/2009                                           2.49
12/23/2009                                           2.51
12/24/2009                                           2.57
12/25/2009                                             ND
12/28/2009                                           2.62
12/29/2009                                           2.62
12/30/2009                                           2.61
12/31/2009                                           2.69
  1/1/2010                                             ND
  1/4/2010                                           2.65
  1/5/2010                                           2.56
  1/6/2010                                           2.60
  1/7/2010                                           2.62
  1/8/2010                                           2.57
 1/11/2010                                           2.58
 1/12/2010                                           2.49
 1/13/2010                                           2.55
 1/14/2010                                           2.51
 1/15/2010                                           2.44
 1/18/2010                                             ND
 1/19/2010                                           2.48
 1/20/2010                                           2.45
 1/21/2010                                           2.38
 1/22/2010                                           2.37
 1/25/2010                                           2.39
 1/26/2010                                           2.38
 1/27/2010                                           2.43
 1/28/2010                                           2.41
 1/29/2010                                           2.34
  2/1/2010                                           2.38
  2/2/2010                                           2.37
  2/3/2010                                           2.40
  2/4/2010                                           2.29
  2/5/2010                                           2.23
  2/8/2010                                           2.26
  2/9/2010                                           2.32
 2/10/2010                                           2.39
 2/11/2010                                           2.39
 2/12/2010                                           2.35
 2/15/2010                                             ND
 2/16/2010                                           2.32
 2/17/2010                                           2.40
 2/18/2010                                           2.46
 2/19/2010                                           2.48
 2/22/2010                                           2.47
 2/23/2010                                           2.37
 2/24/2010                                           2.40
 2/25/2010                                           2.33
 2/26/2010                                           2.30
  3/1/2010                                           2.28
  3/2/2010                                           2.27
  3/3/2010                                           2.27
  3/4/2010                                           2.28
  3/5/2010                                           2.35
  3/8/2010                                           2.36
  3/9/2010                                           2.34
 3/10/2010                                           2.39
 3/11/2010                                           2.43
 3/12/2010                                           2.42
 3/15/2010                                           2.42
 3/16/2010                                           2.37
 3/17/2010                                           2.38
 3/18/2010                                           2.44
 3/19/2010                                           2.48
 3/22/2010                                           2.43
 3/23/2010                                           2.44
 3/24/2010                                           2.62
 3/25/2010                                           2.65
 3/26/2010                                           2.59
 3/29/2010                                           2.60
 3/30/2010                                           2.60
 3/31/2010                                           2.55
  4/1/2010                                           2.59
  4/2/2010                                           2.67
  4/5/2010                                           2.75
  4/6/2010                                           2.71
  4/7/2010                                           2.62
  4/8/2010                                           2.64
  4/9/2010                                           2.65
 4/12/2010                                           2.60
 4/13/2010                                           2.58
 4/14/2010                                           2.61
 4/15/2010                                           2.57
 4/16/2010                                           2.49
 4/19/2010                                           2.54
 4/20/2010                                           2.56
 4/21/2010                                           2.52
 4/22/2010                                           2.57
 4/23/2010                                           2.61
 4/26/2010                                           2.60
 4/27/2010                                           2.46
 4/28/2010                                           2.53
 4/29/2010                                           2.49
 4/30/2010                                           2.43
  5/3/2010                                           2.47
  5/4/2010                                           2.38
  5/5/2010                                           2.31
  5/6/2010                                           2.13
  5/7/2010                                           2.17
 5/10/2010                                           2.27
 5/11/2010                                           2.26
 5/12/2010                                           2.29
 5/13/2010                                           2.27
 5/14/2010                                           2.16
 5/17/2010                                           2.20
 5/18/2010                                           2.11
 5/19/2010                                           2.13
 5/20/2010                                           2.04
 5/21/2010                                           2.02
 5/24/2010                                           2.04
 5/25/2010                                           2.01
 5/26/2010                                           2.06
 5/27/2010                                           2.18
 5/28/2010                                           2.10
 5/31/2010                                             ND
  6/1/2010                                           2.09
  6/2/2010                                           2.14
  6/3/2010                                           2.17
  6/4/2010                                           1.98
  6/7/2010                                           1.95
  6/8/2010                                           1.98
  6/9/2010                                           1.99
 6/10/2010                                           2.12
 6/11/2010                                           2.03
 6/14/2010                                           2.07
 6/15/2010                                           2.10
 6/16/2010                                           2.06
 6/17/2010                                           2.01
 6/18/2010                                           2.04
 6/21/2010                                           2.05
 6/22/2010                                           1.98
 6/23/2010                                           1.93
 6/24/2010                                           1.93
 6/25/2010                                           1.90
 6/28/2010                                           1.83
 6/29/2010                                           1.78
 6/30/2010                                           1.79
  7/1/2010                                           1.80
  7/2/2010                                           1.82
  7/5/2010                                             ND
  7/6/2010                                           1.76
  7/7/2010                                           1.79
  7/8/2010                                           1.80
  7/9/2010                                           1.85
 7/12/2010                                           1.85
 7/13/2010                                           1.90
 7/14/2010                                           1.82
 7/15/2010                                           1.76
 7/16/2010                                           1.70
 7/19/2010                                           1.73
 7/20/2010                                           1.71
 7/21/2010                                           1.66
 7/22/2010                                           1.69
 7/23/2010                                           1.75
 7/26/2010                                           1.76
 7/27/2010                                           1.82
 7/28/2010                                           1.75
 7/29/2010                                           1.70
 7/30/2010                                           1.60
  8/2/2010                                           1.64
  8/3/2010                                           1.55
  8/4/2010                                           1.62
  8/5/2010                                           1.57
  8/6/2010                                           1.51
  8/9/2010                                           1.54
 8/10/2010                                           1.46
 8/11/2010                                           1.44
 8/12/2010                                           1.48
 8/13/2010                                           1.47
 8/16/2010                                           1.40
 8/17/2010                                           1.44
 8/18/2010                                           1.46
 8/19/2010                                           1.41
 8/20/2010                                           1.47
 8/23/2010                                           1.43
 8/24/2010                                           1.36
 8/25/2010                                           1.40
 8/26/2010                                           1.38
 8/27/2010                                           1.49
 8/30/2010                                           1.39
 8/31/2010                                           1.33
  9/1/2010                                           1.41
  9/2/2010                                           1.43
  9/3/2010                                           1.49
  9/6/2010                                             ND
  9/7/2010                                           1.41
  9/8/2010                                           1.46
  9/9/2010                                           1.57
 9/10/2010                                           1.59
 9/13/2010                                           1.51
 9/14/2010                                           1.43
 9/15/2010                                           1.46
 9/16/2010                                           1.48
 9/17/2010                                           1.46
 9/20/2010                                           1.43
 9/21/2010                                           1.34
 9/22/2010                                           1.33
 9/23/2010                                           1.34
 9/24/2010                                           1.37
 9/27/2010                                           1.31
 9/28/2010                                           1.25
 9/29/2010                                           1.28
 9/30/2010                                           1.27
 10/1/2010                                           1.26
 10/4/2010                                           1.23
 10/5/2010                                           1.21
 10/6/2010                                           1.16
 10/7/2010                                           1.14
 10/8/2010                                           1.11
10/11/2010                                             ND
10/12/2010                                           1.14
10/13/2010                                           1.13
10/14/2010                                           1.18
10/15/2010                                           1.20
10/18/2010                                           1.14
10/19/2010                                           1.11
10/20/2010                                           1.11
10/21/2010                                           1.15
10/22/2010                                           1.17
10/25/2010                                           1.20
10/26/2010                                           1.27
10/27/2010                                           1.34
10/28/2010                                           1.23
10/29/2010                                           1.17
 11/1/2010                                           1.17
 11/2/2010                                           1.15
 11/3/2010                                           1.11
 11/4/2010                                           1.04
 11/5/2010                                           1.10
 11/8/2010                                           1.13
 11/9/2010                                           1.27
11/10/2010                                           1.23
11/11/2010                                             ND
11/12/2010                                           1.35
11/15/2010                                           1.51
11/16/2010                                           1.49
11/17/2010                                           1.49
11/18/2010                                           1.51
11/19/2010                                           1.54
11/22/2010                                           1.44
11/23/2010                                           1.40
11/24/2010                                           1.56
11/25/2010                                             ND
11/26/2010                                           1.53
11/29/2010                                           1.51
11/30/2010                                           1.47
 12/1/2010                                           1.64
 12/2/2010                                           1.68
 12/3/2010                                           1.64
 12/6/2010                                           1.53
 12/7/2010                                           1.74
 12/8/2010                                           1.87
 12/9/2010                                           1.90
12/10/2010                                           1.98
12/13/2010                                           1.91
12/14/2010                                           2.08
12/15/2010                                           2.11
12/16/2010                                           2.06
12/17/2010                                           1.97
12/20/2010                                           1.99
12/21/2010                                           1.99
12/22/2010                                           2.02
12/23/2010                                           2.09
12/24/2010                                             ND
12/27/2010                                           2.08
12/28/2010                                           2.18
12/29/2010                                           2.03
12/30/2010                                           2.06
12/31/2010                                           2.01
  1/3/2011                                           2.02
  1/4/2011                                           2.01
  1/5/2011                                           2.14
  1/6/2011                                           2.09
  1/7/2011                                           1.96
 1/10/2011                                           1.93
 1/11/2011                                           1.98
 1/12/2011                                           1.99
 1/13/2011                                           1.93
 1/14/2011                                           1.95
 1/17/2011                                             ND
 1/18/2011                                           1.97
 1/19/2011                                           1.95
 1/20/2011                                           2.06
 1/21/2011                                           2.04
 1/24/2011                                           2.03
 1/25/2011                                           1.96
 1/26/2011                                           2.03
 1/27/2011                                           1.98
 1/28/2011                                           1.92
 1/31/2011                                           1.95
  2/1/2011                                           2.02
  2/2/2011                                           2.10
  2/3/2011                                           2.18
  2/4/2011                                           2.27
  2/7/2011                                           2.29
  2/8/2011                                           2.39
  2/9/2011                                           2.33
 2/10/2011                                           2.40
 2/11/2011                                           2.38
 2/14/2011                                           2.37
 2/15/2011                                           2.35
 2/16/2011                                           2.37
 2/17/2011                                           2.30
 2/18/2011                                           2.30
 2/21/2011                                             ND
 2/22/2011                                           2.16
 2/23/2011                                           2.21
 2/24/2011                                           2.19
 2/25/2011                                           2.16
 2/28/2011                                           2.13
  3/1/2011                                           2.11
  3/2/2011                                           2.16
  3/3/2011                                           2.30
  3/4/2011                                           2.17
  3/7/2011                                           2.19
  3/8/2011                                           2.22
  3/9/2011                                           2.16
 3/10/2011                                           2.05
 3/11/2011                                           2.06
 3/14/2011                                           2.00
 3/15/2011                                           2.00
 3/16/2011                                           1.87
 3/17/2011                                           1.91
 3/18/2011                                           1.96
 3/21/2011                                           2.04
 3/22/2011                                           2.07
 3/23/2011                                           2.07
 3/24/2011                                           2.14
 3/25/2011                                           2.20
 3/28/2011                                           2.23
 3/29/2011                                           2.25
 3/30/2011                                           2.21
 3/31/2011                                           2.24
  4/1/2011                                           2.24
  4/4/2011                                           2.20
  4/5/2011                                           2.28
  4/6/2011                                           2.32
  4/7/2011                                           2.29
  4/8/2011                                           2.31
 4/11/2011                                           2.31
 4/12/2011                                           2.22
 4/13/2011                                           2.19
 4/14/2011                                           2.23
 4/15/2011                                           2.14
 4/18/2011                                           2.09
 4/19/2011                                           2.09
 4/20/2011                                           2.15
 4/21/2011                                           2.14
 4/22/2011                                             ND
 4/25/2011                                           2.10
 4/26/2011                                           2.05
 4/27/2011                                           2.06
 4/28/2011                                           2.00
 4/29/2011                                           1.97
  5/2/2011                                           1.96
  5/3/2011                                           1.96
  5/4/2011                                           1.95
  5/5/2011                                           1.88
  5/6/2011                                           1.87
  5/9/2011                                           1.84
 5/10/2011                                           1.91
 5/11/2011                                           1.87
 5/12/2011                                           1.89
 5/13/2011                                           1.86
 5/16/2011                                           1.83
 5/17/2011                                           1.80
 5/18/2011                                           1.87
 5/19/2011                                           1.85
 5/20/2011                                           1.82
 5/23/2011                                           1.80
 5/24/2011                                           1.81
 5/25/2011                                           1.81
 5/26/2011                                           1.72
 5/27/2011                                           1.71
 5/30/2011                                             ND
 5/31/2011                                           1.68
  6/1/2011                                           1.60
  6/2/2011                                           1.65
  6/3/2011                                           1.60
  6/6/2011                                           1.60
  6/7/2011                                           1.59
  6/8/2011                                           1.52
  6/9/2011                                           1.60
 6/10/2011                                           1.58
 6/13/2011                                           1.59
 6/14/2011                                           1.70
 6/15/2011                                           1.55
 6/16/2011                                           1.52
 6/17/2011                                           1.53
 6/20/2011                                           1.55
 6/21/2011                                           1.57
 6/22/2011                                           1.58
 6/23/2011                                           1.48
 6/24/2011                                           1.40
 6/27/2011                                           1.47
 6/28/2011                                           1.62
 6/29/2011                                           1.70
 6/30/2011                                           1.76
  7/1/2011                                           1.80
  7/4/2011                                             ND
  7/5/2011                                           1.70
  7/6/2011                                           1.66
  7/7/2011                                           1.74
  7/8/2011                                           1.57
 7/11/2011                                           1.49
 7/12/2011                                           1.47
 7/13/2011                                           1.45
 7/14/2011                                           1.51
 7/15/2011                                           1.46
 7/18/2011                                           1.45
 7/19/2011                                           1.45
 7/20/2011                                           1.49
 7/21/2011                                           1.56
 7/22/2011                                           1.53
 7/25/2011                                           1.55
 7/26/2011                                           1.51
 7/27/2011                                           1.56
 7/28/2011                                           1.52
 7/29/2011                                           1.35
  8/1/2011                                           1.32
  8/2/2011                                           1.23
  8/3/2011                                           1.25
  8/4/2011                                           1.12
  8/5/2011                                           1.23
  8/8/2011                                           1.11
  8/9/2011                                           0.91
 8/10/2011                                           0.93
 8/11/2011                                           1.02
 8/12/2011                                           0.96
 8/15/2011                                           0.99
 8/16/2011                                           0.95
 8/17/2011                                           0.92
 8/18/2011                                           0.90
 8/19/2011                                           0.90
 8/22/2011                                           0.94
 8/23/2011                                           0.95
 8/24/2011                                           1.05
 8/25/2011                                           0.98
 8/26/2011                                           0.94
 8/29/2011                                           0.99
 8/30/2011                                           0.94
 8/31/2011                                           0.96
  9/1/2011                                           0.90
  9/2/2011                                           0.88
  9/5/2011                                             ND
  9/6/2011                                           0.88
  9/7/2011                                           0.92
  9/8/2011                                           0.88
  9/9/2011                                           0.81
 9/12/2011                                           0.87
 9/13/2011                                           0.89
 9/14/2011                                           0.91
 9/15/2011                                           0.95
 9/16/2011                                           0.94
 9/19/2011                                           0.85
 9/20/2011                                           0.85
 9/21/2011                                           0.88
 9/22/2011                                           0.79
 9/23/2011                                           0.89
 9/26/2011                                           0.92
 9/27/2011                                           0.97
 9/28/2011                                           0.99
 9/29/2011                                           0.98
 9/30/2011                                           0.96
 10/3/2011                                           0.87
 10/4/2011                                           0.90
 10/5/2011                                           0.96
 10/6/2011                                           1.01
 10/7/2011                                           1.08
10/10/2011                                             ND
10/11/2011                                           1.14
10/12/2011                                           1.17
10/13/2011                                           1.11
10/14/2011                                           1.12
10/17/2011                                           1.08
10/18/2011                                           1.07
10/19/2011                                           1.05
10/20/2011                                           1.07
10/21/2011                                           1.08
10/24/2011                                           1.10
10/25/2011                                           1.01
10/26/2011                                           1.09
10/27/2011                                           1.20
10/28/2011                                           1.13
10/31/2011                                           0.99
 11/1/2011                                           0.90
 11/2/2011                                           0.89
 11/3/2011                                           0.91
 11/4/2011                                           0.88
 11/7/2011                                           0.88
 11/8/2011                                           0.92
 11/9/2011                                           0.88
11/10/2011                                           0.90
11/11/2011                                             ND
11/14/2011                                           0.91
11/15/2011                                           0.93
11/16/2011                                           0.90
11/17/2011                                           0.88
11/18/2011                                           0.94
11/21/2011                                           0.92
11/22/2011                                           0.91
11/23/2011                                           0.88
11/24/2011                                             ND
11/25/2011                                           0.93
11/28/2011                                           0.91
11/29/2011                                           0.93
11/30/2011                                           0.96
 12/1/2011                                           0.97
 12/2/2011                                           0.92
 12/5/2011                                           0.93
 12/6/2011                                           0.94
 12/7/2011                                           0.89
 12/8/2011                                           0.86
 12/9/2011                                           0.89
12/12/2011                                           0.87
12/13/2011                                           0.85
12/14/2011                                           0.86
12/15/2011                                           0.86
12/16/2011                                           0.81
12/19/2011                                           0.82
12/20/2011                                           0.88
12/21/2011                                           0.91
12/22/2011                                           0.91
12/23/2011                                           0.97
12/26/2011                                             ND
12/27/2011                                           0.96
12/28/2011                                           0.91
12/29/2011                                           0.88
12/30/2011                                           0.83
  1/2/2012                                             ND
  1/3/2012                                           0.89
  1/4/2012                                           0.89
  1/5/2012                                           0.88
  1/6/2012                                           0.86
  1/9/2012                                           0.85
 1/10/2012                                           0.86
 1/11/2012                                           0.82
 1/12/2012                                           0.84
 1/13/2012                                           0.80
 1/16/2012                                             ND
 1/17/2012                                           0.79
 1/18/2012                                           0.82
 1/19/2012                                           0.87
 1/20/2012                                           0.91
 1/23/2012                                           0.93
 1/24/2012                                           0.92
 1/25/2012                                           0.81
 1/26/2012                                           0.77
 1/27/2012                                           0.75
 1/30/2012                                           0.73
 1/31/2012                                           0.71
  2/1/2012                                           0.72
  2/2/2012                                           0.71
  2/3/2012                                           0.78
  2/6/2012                                           0.76
  2/7/2012                                           0.82
  2/8/2012                                           0.82
  2/9/2012                                           0.86
 2/10/2012                                           0.81
 2/13/2012                                           0.85
 2/14/2012                                           0.81
 2/15/2012                                           0.81
 2/16/2012                                           0.87
 2/17/2012                                           0.88
 2/20/2012                                             ND
 2/21/2012                                           0.92
 2/22/2012                                           0.88
 2/23/2012                                           0.88
 2/24/2012                                           0.89
 2/27/2012                                           0.84
 2/28/2012                                           0.84
 2/29/2012                                           0.87
  3/1/2012                                           0.89
  3/2/2012                                           0.84
  3/5/2012                                           0.87
  3/6/2012                                           0.83
  3/7/2012                                           0.85
  3/8/2012                                           0.89
  3/9/2012                                           0.90
 3/12/2012                                           0.92
 3/13/2012                                           0.99
 3/14/2012                                           1.13
 3/15/2012                                           1.11
 3/16/2012                                           1.13
 3/19/2012                                           1.20
 3/20/2012                                           1.22
 3/21/2012                                           1.15
 3/22/2012                                           1.13
 3/23/2012                                           1.10
 3/26/2012                                           1.09
 3/27/2012                                           1.04
 3/28/2012                                           1.05
 3/29/2012                                           1.01
 3/30/2012                                           1.04
  4/2/2012                                           1.03
  4/3/2012                                           1.10
  4/4/2012                                           1.05
  4/5/2012                                           1.01
  4/6/2012                                           0.89
  4/9/2012                                           0.90
 4/10/2012                                           0.85
 4/11/2012                                           0.89
 4/12/2012                                           0.90
 4/13/2012                                           0.86
 4/16/2012                                           0.85
 4/17/2012                                           0.88
 4/18/2012                                           0.86
 4/19/2012                                           0.84
 4/20/2012                                           0.86
 4/23/2012                                           0.83
 4/24/2012                                           0.86
 4/25/2012                                           0.86
 4/26/2012                                           0.83
 4/27/2012                                           0.82
 4/30/2012                                           0.82
  5/1/2012                                           0.84
  5/2/2012                                           0.82
  5/3/2012                                           0.82
  5/4/2012                                           0.78
  5/7/2012                                           0.79
  5/8/2012                                           0.77
  5/9/2012                                           0.77
 5/10/2012                                           0.79
 5/11/2012                                           0.75
 5/14/2012                                           0.73
 5/15/2012                                           0.74
 5/16/2012                                           0.75
 5/17/2012                                           0.74
 5/18/2012                                           0.75
 5/21/2012                                           0.75
 5/22/2012                                           0.78
 5/23/2012                                           0.74
 5/24/2012                                           0.77
 5/25/2012                                           0.76
 5/28/2012                                             ND
 5/29/2012                                           0.76
 5/30/2012                                           0.69
 5/31/2012                                           0.67
  6/1/2012                                           0.62
  6/4/2012                                           0.68
  6/5/2012                                           0.68
  6/6/2012                                           0.73
  6/7/2012                                           0.72
  6/8/2012                                           0.71
 6/11/2012                                           0.69
 6/12/2012                                           0.75
 6/13/2012                                           0.71
 6/14/2012                                           0.73
 6/15/2012                                           0.68
 6/18/2012                                           0.69
 6/19/2012                                           0.71
 6/20/2012                                           0.74
 6/21/2012                                           0.73
 6/22/2012                                           0.76
 6/25/2012                                           0.72
 6/26/2012                                           0.75
 6/27/2012                                           0.73
 6/28/2012                                           0.69
 6/29/2012                                           0.72
  7/2/2012                                           0.67
  7/3/2012                                           0.69
  7/4/2012                                             ND
  7/5/2012                                           0.68
  7/6/2012                                           0.64
  7/9/2012                                           0.63
 7/10/2012                                           0.63
 7/11/2012                                           0.64
 7/12/2012                                           0.63
 7/13/2012                                           0.63
 7/16/2012                                           0.60
 7/17/2012                                           0.62
 7/18/2012                                           0.60
 7/19/2012                                           0.62
 7/20/2012                                           0.59
 7/23/2012                                           0.57
 7/24/2012                                           0.57
 7/25/2012                                           0.56
 7/26/2012                                           0.58
 7/27/2012                                           0.65
 7/30/2012                                           0.61
 7/31/2012                                           0.60
  8/1/2012                                           0.63
  8/2/2012                                           0.61
  8/3/2012                                           0.67
  8/6/2012                                           0.65
  8/7/2012                                           0.71
  8/8/2012                                           0.73
  8/9/2012                                           0.74
 8/10/2012                                           0.71
 8/13/2012                                           0.71
 8/14/2012                                           0.75
 8/15/2012                                           0.80
 8/16/2012                                           0.83
 8/17/2012                                           0.81
 8/20/2012                                           0.80
 8/21/2012                                           0.80
 8/22/2012                                           0.71
 8/23/2012                                           0.71
 8/24/2012                                           0.72
 8/27/2012                                           0.70
 8/28/2012                                           0.69
 8/29/2012                                           0.69
 8/30/2012                                           0.66
 8/31/2012                                           0.59
  9/3/2012                                             ND
  9/4/2012                                           0.62
  9/5/2012                                           0.62
  9/6/2012                                           0.68
  9/7/2012                                           0.64
 9/10/2012                                           0.66
 9/11/2012                                           0.67
 9/12/2012                                           0.70
 9/13/2012                                           0.65
 9/14/2012                                           0.72
 9/17/2012                                           0.73
 9/18/2012                                           0.71
 9/19/2012                                           0.70
 9/20/2012                                           0.70
 9/21/2012                                           0.68
 9/24/2012                                           0.68
 9/25/2012                                           0.66
 9/26/2012                                           0.63
 9/27/2012                                           0.64
 9/28/2012                                           0.62
 10/1/2012                                           0.62
 10/2/2012                                           0.61
 10/3/2012                                           0.61
 10/4/2012                                           0.63
 10/5/2012                                           0.67
 10/8/2012                                             ND
 10/9/2012                                           0.67
10/10/2012                                           0.66
10/11/2012                                           0.67
10/12/2012                                           0.67
10/15/2012                                           0.67
10/16/2012                                           0.70
10/17/2012                                           0.78
10/18/2012                                           0.79
10/19/2012                                           0.77
10/22/2012                                           0.79
10/23/2012                                           0.77
10/24/2012                                           0.76
10/25/2012                                           0.82
10/26/2012                                           0.76
10/29/2012                                           0.74
10/30/2012                                             ND
10/31/2012                                           0.72
 11/1/2012                                           0.73
 11/2/2012                                           0.73
 11/5/2012                                           0.70
 11/6/2012                                           0.75
 11/7/2012                                           0.67
 11/8/2012                                           0.65
 11/9/2012                                           0.65
11/12/2012                                             ND
11/13/2012                                           0.63
11/14/2012                                           0.63
11/15/2012                                           0.62
11/16/2012                                           0.62
11/19/2012                                           0.64
11/20/2012                                           0.67
11/21/2012                                           0.69
11/22/2012                                             ND
11/23/2012                                           0.70
11/26/2012                                           0.68
11/27/2012                                           0.66
11/28/2012                                           0.64
11/29/2012                                           0.63
11/30/2012                                           0.61
 12/3/2012                                           0.63
 12/4/2012                                           0.63
 12/5/2012                                           0.61
 12/6/2012                                           0.60
 12/7/2012                                           0.63
12/10/2012                                           0.62
12/11/2012                                           0.64
12/12/2012                                           0.66
12/13/2012                                           0.70
12/14/2012                                           0.70
12/17/2012                                           0.74
12/18/2012                                           0.78
12/19/2012                                           0.77
12/20/2012                                           0.77
12/21/2012                                           0.75
12/24/2012                                           0.77
12/25/2012                                             ND
12/26/2012                                           0.76
12/27/2012                                           0.72
12/28/2012                                           0.72
12/31/2012                                           0.72
  1/1/2013                                             ND
  1/2/2013                                           0.76
  1/3/2013                                           0.81
  1/4/2013                                           0.82
  1/7/2013                                           0.82
  1/8/2013                                           0.79
  1/9/2013                                           0.77
 1/10/2013                                           0.80
 1/11/2013                                           0.78
 1/14/2013                                           0.78
 1/15/2013                                           0.75
 1/16/2013                                           0.75
 1/17/2013                                           0.79
 1/18/2013                                           0.77
 1/21/2013                                             ND
 1/22/2013                                           0.76
 1/23/2013                                           0.76
 1/24/2013                                           0.78
 1/25/2013                                           0.87
 1/28/2013                                           0.89
 1/29/2013                                           0.90
 1/30/2013                                           0.88
 1/31/2013                                           0.88

                                   [END CHART]

    Source: Federal Reserve Board

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    During the reporting period, we took advantage of opportunities to put the Fund's cash and cash equivalents to work, redeploying them into higher-yielding securities. These holdings generally outperformed as investors sought higher yielding securities -- which contributed positively. To select attractive investments for the portfolio, we relied on our team of credit analysts who continued to analyze and monitor every holding in the Fund.

o   WHAT IS YOUR OUTLOOK?

    We believe that the U.S. economy will continue its "muddle through" recovery, though the tax cuts Congress authorized in January of this year are likely to keep real gross domestic product growth near 2%.

================================================================================

4  | USAA INCOME FUND

================================================================================

    The potential sequester could dampen economic growth further. On the positive side, many corporate balance sheets are flush with cash, and the boom in domestic natural gas and oil production is lowering energy costs for businesses and consumers. The U.S. housing market also is gaining momentum.

    The Fed has said it will keep short-term interest rates near zero until the unemployment rate falls lower. In our opinion, the Fed is unlikely to raise rates any time in the near future. In the meantime, while longer-term interest rates have crept higher, they remain low by historical standards.

    In the months ahead, we will continue working hard to manage against risk while striving to enhance the income your Fund provides. We believe the Fund's long-term record shows that it has provided good returns with relatively low volatility.

    Thank you for the opportunity to help you with your investment needs.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USAIX)

--------------------------------------------------------------------------------
                                         1/31/13                     7/31/12
--------------------------------------------------------------------------------
Net Assets                           $2,713.3 Million           $3,570.5 Million
Net Asset Value Per Share                 $13.46                     $13.43

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
8/1/12-1/31/13*              1 Year               5 Years               10 Years
     2.26%                   5.87%                 6.71%                  5.65%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
1 Year                              5 Years                             10 Years
7.00%                                7.06%                                5.68%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 1/31/13**          EXPENSE RATIO AS OF 7/31/12***
--------------------------------------------------------------------------------
                 2.34%                                     0.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA INCOME FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2013

--------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years                5.65%        =         4.78%          +         0.87%
5 Years                 6.71%        =         4.76%          +         1.95%
1 Year                  5.87%        =         3.72%          +         2.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2004 -- JANUARY 31, 2013

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2004            5.45%              4.64%                    0.81%
1/31/2005            4.39%              4.55%                   -0.16%
1/31/2006            2.23%              4.72%                   -2.49%
1/31/2007            4.23%              4.89%                   -0.66%
1/31/2008            6.75%              5.26%                    1.49%
1/31/2009           -6.65%              4.94%                  -11.59%
1/31/2010           22.04%              6.53%                   15.51%
1/31/2011            6.56%              4.56%                    2.00%
1/31/2012            7.64%              4.11%                    3.53%
1/31/2013            5.87%              3.72%                    2.15%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                 LIPPER CORPORATE
                    USAA INCOME                     DEBT FUNDS
                    FUND SHARES                   A RATED AVERAGE
1/31/2004              4.49%                           4.05%
1/31/2005              4.42                            3.88
1/31/2006              4.79                            4.12
1/31/2007              4.79                            4.38
1/31/2008              4.98                            4.59
1/31/2009              5.80                            5.46
1/31/2010              5.16                            4.34
1/31/2011              4.37                            3.82
1/31/2012              3.83                            3.36
1/31/2013              3.55                            2.83

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/04 to 1/31/13.

The Lipper Corporate Debt Funds A Rated average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

8  | USAA INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME          BARCLAYS U.S.         LIPPER A RATED BOND
                   FUND SHARES      AGGREGATE BOND INDEX          FUNDS INDEX
 1/31/2003         $10,000.00           $10,000.00                $10,000.00
 2/28/2003          10,141.47            10,138.37                 10,145.74
 3/31/2003          10,122.24            10,130.55                 10,138.26
 4/30/2003          10,198.89            10,214.15                 10,251.66
 5/31/2003          10,423.92            10,404.59                 10,465.78
 6/30/2003          10,429.73            10,383.94                 10,441.98
 7/31/2003          10,049.35            10,034.84                 10,083.81
 8/31/2003          10,125.52            10,101.46                 10,150.76
 9/30/2003          10,393.52            10,368.85                 10,428.40
10/31/2003          10,335.26            10,272.15                 10,344.17
11/30/2003          10,372.74            10,296.75                 10,376.97
12/31/2003          10,460.82            10,401.54                 10,479.36
 1/31/2004          10,545.13            10,485.22                 10,567.53
 2/29/2004          10,652.52            10,598.71                 10,668.01
 3/31/2004          10,737.36            10,678.09                 10,749.78
 4/30/2004          10,441.20            10,400.28                 10,486.01
 5/31/2004          10,401.96            10,358.62                 10,432.46
 6/30/2004          10,457.89            10,417.16                 10,485.88
 7/31/2004          10,575.18            10,520.42                 10,586.09
 8/31/2004          10,761.09            10,721.10                 10,785.07
 9/30/2004          10,801.72            10,750.19                 10,819.91
10/31/2004          10,893.21            10,840.34                 10,908.19
11/30/2004          10,828.43            10,753.87                 10,842.12
12/31/2004          10,933.83            10,852.82                 10,952.13
 1/31/2005          11,007.90            10,920.97                 11,027.79
 2/28/2005          10,960.98            10,856.50                 10,984.11
 3/31/2005          10,921.23            10,800.74                 10,917.65
 4/30/2005          11,073.51            10,946.92                 11,062.69
 5/31/2005          11,180.04            11,065.35                 11,189.69
 6/30/2005          11,232.12            11,125.69                 11,254.50
 7/31/2005          11,139.31            11,024.41                 11,152.12
 8/31/2005          11,297.80            11,165.73                 11,302.62
 9/30/2005          11,196.06            11,050.71                 11,168.50
10/31/2005          11,114.11            10,963.26                 11,065.27
11/30/2005          11,155.98            11,011.75                 11,121.25
12/31/2005          11,257.94            11,116.44                 11,229.11
 1/31/2006          11,253.33            11,117.07                 11,222.96
 2/28/2006          11,294.18            11,153.97                 11,264.49
 3/31/2006          11,191.89            11,044.52                 11,136.82
 4/30/2006          11,141.63            11,024.50                 11,092.13
 5/31/2006          11,141.50            11,012.73                 11,087.07
 6/30/2006          11,164.37            11,036.08                 11,094.76
 7/31/2006          11,306.21            11,185.31                 11,241.39
 8/31/2006          11,476.11            11,356.54                 11,420.48
 9/30/2006          11,581.78            11,456.29                 11,521.13
10/31/2006          11,666.13            11,532.07                 11,603.91
11/30/2006          11,790.11            11,665.86                 11,744.37
12/31/2006          11,726.60            11,598.16                 11,666.65
 1/31/2007          11,729.68            11,593.40                 11,661.26
 2/28/2007          11,919.36            11,772.17                 11,857.54
 3/31/2007          11,907.62            11,772.53                 11,832.86
 4/30/2007          11,945.96            11,836.01                 11,895.08
 5/31/2007          11,837.81            11,746.31                 11,802.04
 6/30/2007          11,790.47            11,711.56                 11,747.48
 7/31/2007          11,881.77            11,809.25                 11,811.57
 8/31/2007          12,012.40            11,953.99                 11,902.12
 9/30/2007          12,089.59            12,044.68                 11,997.91
10/31/2007          12,182.83            12,152.88                 12,087.43
11/30/2007          12,342.51            12,371.42                 12,227.50
12/31/2007          12,316.37            12,406.17                 12,197.68
 1/31/2008          12,521.04            12,614.57                 12,353.11
 2/29/2008          12,510.38            12,632.08                 12,319.28
 3/31/2008          12,522.96            12,675.18                 12,258.66
 4/30/2008          12,539.79            12,648.69                 12,303.97
 5/31/2008          12,507.65            12,555.94                 12,222.55
 6/30/2008          12,460.91            12,545.79                 12,179.73
 7/31/2008          12,401.48            12,535.56                 12,084.37
 8/31/2008          12,488.09            12,654.53                 12,118.47
 9/30/2008          12,134.71            12,484.56                 11,711.67
10/31/2008          11,466.55            12,189.87                 11,094.42
11/30/2008          11,462.48            12,586.65                 11,210.14
12/31/2008          11,695.56            13,056.24                 11,624.90
 1/31/2009          11,688.73            12,941.04                 11,592.94
 2/28/2009          11,670.97            12,892.20                 11,455.72
 3/31/2009          11,852.23            13,071.42                 11,591.98
 4/30/2009          12,126.18            13,133.91                 11,823.05
 5/31/2009          12,603.53            13,229.18                 12,140.38
 6/30/2009          12,835.13            13,304.42                 12,353.17
 7/31/2009          13,192.36            13,519.02                 12,725.66
 8/31/2009          13,508.43            13,659.00                 12,880.01
 9/30/2009          13,758.88            13,802.48                 13,198.02
10/31/2009          13,883.85            13,870.63                 13,305.03
11/30/2009          14,069.70            14,050.21                 13,462.31
12/31/2009          14,004.27            13,830.59                 13,336.79
 1/31/2010          14,264.72            14,041.86                 13,556.04
 2/28/2010          14,327.07            14,094.30                 13,595.26
 3/31/2010          14,374.43            14,076.97                 13,646.55
 4/30/2010          14,564.79            14,223.50                 13,844.87
 5/31/2010          14,568.49            14,343.19                 13,845.65
 6/30/2010          14,736.66            14,568.12                 14,074.80
 7/31/2010          14,907.95            14,723.54                 14,256.37
 8/31/2010          15,146.32            14,913.00                 14,507.50
 9/30/2010          15,249.65            14,928.89                 14,551.79
10/31/2010          15,344.20            14,982.04                 14,578.62
11/30/2010          15,278.73            14,895.94                 14,484.47
12/31/2010          15,145.95            14,735.30                 14,376.14
 1/31/2011          15,199.99            14,752.45                 14,392.03
 2/28/2011          15,271.81            14,789.36                 14,492.09
 3/31/2011          15,316.52            14,797.53                 14,497.36
 4/30/2011          15,498.93            14,985.37                 14,708.87
 5/31/2011          15,668.95            15,180.93                 14,891.27
 6/30/2011          15,633.31            15,136.48                 14,784.50
 7/31/2011          15,853.76            15,376.67                 15,042.99
 8/31/2011          15,955.27            15,601.32                 15,126.85
 9/30/2011          15,946.02            15,714.81                 15,205.42
10/31/2011          16,045.16            15,731.69                 15,334.83
11/30/2011          16,013.72            15,718.04                 15,210.16
12/31/2011          16,186.37            15,890.80                 15,419.38
 1/31/2012          16,361.32            16,030.33                 15,662.28
 2/29/2012          16,424.71            16,026.65                 15,726.96
 3/31/2012          16,411.26            15,938.84                 15,622.67
 4/30/2012          16,583.04            16,115.54                 15,819.37
 5/31/2012          16,689.72            16,261.36                 15,979.21
 6/30/2012          16,713.76            16,267.73                 16,008.59
 7/31/2012          16,939.26            16,492.12                 16,365.49
 8/31/2012          17,015.92            16,502.89                 16,403.03
 9/30/2012          17,127.52            16,525.61                 16,438.91
10/31/2012          17,255.11            16,558.11                 16,553.88
11/30/2012          17,331.84            16,584.24                 16,578.78
12/31/2012          17,319.77            16,560.63                 16,542.71
 1/31/2013          17,321.37            16,444.80                 16,437.51

                                   [END CHART]

                          Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIINX)


--------------------------------------------------------------------------------
                                            1/31/13                  7/31/12
--------------------------------------------------------------------------------

Net Assets                             $1,745.3 Million           $685.1 Million
Net Asset Value Per Share                    $13.45                   $13.42


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
  8/1/12-1/31/13*                  1 Year              Since Inception 8/01/08

      2.33%                         5.92%                       7.87%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                                            Since Inception 8/01/08

     7.22%                                                      8.04%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.48%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA INCOME FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA INCOME FUND        LIPPER A RATED BOND         BARCLAYS U.S.
                       INSTITUTIONAL SHARES          FUNDS INDEX         AGGREGATE BOND INDEX
 7/31/2008                  $10,000.00               $10,000.00              $10,000.00
 8/31/2008                   10,055.01                10,028.22               10,094.91
 9/30/2008                    9,773.05                 9,691.59                9,959.32
10/31/2008                    9,237.79                 9,180.80                9,724.23
11/30/2008                    9,236.65                 9,276.55               10,040.76
12/31/2008                    9,427.63                 9,619.78               10,415.37
 1/31/2009                    9,415.64                 9,593.33               10,323.47
 2/28/2009                    9,411.92                 9,479.78               10,284.50
 3/31/2009                    9,560.51                 9,592.54               10,427.47
 4/30/2009                    9,783.97                 9,783.75               10,477.33
 5/31/2009                   10,171.39                10,046.35               10,553.32
 6/30/2009                   10,360.57                10,222.43               10,613.35
 7/31/2009                   10,652.16                10,530.67               10,784.54
 8/31/2009                   10,900.47                10,658.41               10,896.20
 9/30/2009                   11,105.20                10,921.56               11,010.66
10/31/2009                   11,217.48                11,010.12               11,065.03
11/30/2009                   11,370.44                11,140.26               11,208.28
12/31/2009                   11,309.79                11,036.39               11,033.08
 1/31/2010                   11,531.30                11,217.83               11,201.62
 2/28/2010                   11,574.58                11,250.28               11,243.45
 3/31/2010                   11,624.81                11,292.72               11,229.63
 4/30/2010                   11,781.04                11,456.84               11,346.52
 5/31/2010                   11,786.08                11,457.48               11,442.00
 6/30/2010                   11,915.28                11,647.11               11,621.43
 7/31/2010                   12,065.96                11,797.36               11,745.42
 8/31/2010                   12,261.25                12,005.17               11,896.55
 9/30/2010                   12,347.04                12,041.82               11,909.23
10/31/2010                   12,425.80                12,064.03               11,951.63
11/30/2010                   12,365.74                11,986.12               11,882.94
12/31/2010                   12,261.04                11,896.47               11,754.80
 1/31/2011                   12,316.56                11,909.62               11,768.48
 2/28/2011                   12,377.14                11,992.42               11,797.92
 3/31/2011                   12,406.22                11,996.78               11,804.44
 4/30/2011                   12,556.24                12,171.81               11,954.28
 5/31/2011                   12,705.90                12,322.75               12,110.29
 6/30/2011                   12,669.48                12,234.39               12,074.83
 7/31/2011                   12,850.45                12,448.30               12,266.44
 8/31/2011                   12,945.08                12,517.70               12,445.65
 9/30/2011                   12,938.91                12,582.71               12,536.18
10/31/2011                   13,010.56                12,689.80               12,549.65
11/30/2011                   12,996.48                12,586.63               12,538.76
12/31/2011                   13,128.02                12,759.76               12,676.57
 1/31/2012                   13,281.25                12,960.77               12,787.88
 2/29/2012                   13,334.15                13,014.29               12,784.95
 3/31/2012                   13,314.58                12,927.99               12,714.90
 4/30/2012                   13,455.34                13,090.77               12,855.86
 5/31/2012                   13,543.31                13,223.03               12,972.18
 6/30/2012                   13,574.18                13,247.35               12,977.27
 7/31/2012                   13,747.80                13,542.69               13,156.26
 8/31/2012                   13,810.98                13,573.75               13,164.86
 9/30/2012                   13,902.20                13,603.45               13,182.98
10/31/2012                   14,009.00                13,698.58               13,208.91
11/30/2012                   14,072.75                13,719.19               13,229.75
12/31/2012                   14,075.26                13,689.34               13,210.92
 1/31/2013                   14,067.78                13,602.29               13,118.52

                                   [END CHART]

                         Data from 7/31/08 to 1/31/13.*

                         See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UINCX)

--------------------------------------------------------------------------------
                                               1/31/13                7/31/12
--------------------------------------------------------------------------------
Net Assets                                  $6.1 Million           $5.9 Million
Net Asset Value Per Share                      $13.44                  $13.41

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
     8/1/12-1/31/13*               1 Year              Since Inception 8/01/10
          2.10%                     5.48%                       5.89%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                                            Since Inception 8/01/10
     6.70%                                                      6.11%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/13**
--------------------------------------------------------------------------------
     Unsubsidized            1.86%                 Subsidized            2.08%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12***
--------------------------------------------------------------------------------
     Before Reimbursement    1.12%                 After Reimbursement   0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA INCOME FUND

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA INCOME FUND        LIPPER A RATED BOND         BARCLAYS U.S.
                          ADVISER SHARES             FUNDS INDEX         AGGREGATE BOND INDEX
 7/31/2010                  $10,000.00               $10,000.00               $10,000.00
 8/31/2010                   10,162.09                10,176.15                10,128.67
 9/30/2010                   10,236.32                10,207.22                10,139.47
10/31/2010                   10,297.51                10,226.04                10,175.57
11/30/2010                   10,243.44                10,160.00                10,117.09
12/31/2010                   10,151.81                10,084.01                10,007.99
 1/31/2011                   10,186.50                10,095.16                10,019.64
 2/28/2011                   10,232.86                10,165.34                10,044.70
 3/31/2011                   10,260.68                10,169.04                10,050.25
 4/30/2011                   10,373.18                10,317.40                10,177.83
 5/31/2011                   10,493.60                10,445.34                10,310.65
 6/30/2011                   10,459.46                10,370.45                10,280.46
 7/31/2011                   10,605.46                10,551.77                10,443.59
 8/31/2011                   10,678.79                10,610.59                10,596.17
 9/30/2011                   10,670.09                10,665.70                10,673.26
10/31/2011                   10,725.79                10,756.47                10,684.72
11/30/2011                   10,710.40                10,669.02                10,675.45
12/31/2011                   10,814.83                10,815.78                10,792.78
 1/31/2012                   10,938.11                10,986.16                10,887.55
 2/29/2012                   10,978.09                11,031.53                10,885.05
 3/31/2012                   10,958.31                10,958.38                10,825.41
 4/30/2012                   11,070.64                11,096.35                10,945.43
 5/31/2012                   11,139.03                11,208.47                11,044.46
 6/30/2012                   11,160.94                11,229.08                11,048.79
 7/31/2012                   11,300.09                11,479.42                11,201.19
 8/31/2012                   11,348.41                11,505.75                11,208.51
 9/30/2012                   11,419.79                11,530.92                11,223.94
10/31/2012                   11,502.01                11,611.57                11,246.01
11/30/2012                   11,550.18                11,629.03                11,263.76
12/31/2012                   11,539.02                11,603.73                11,247.72
 1/31/2013                   11,537.85                11,529.94                11,169.05

                                   [END CHART]

                         Data from 7/31/10 to 1/31/13.*

                         See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2013 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        30.7%
AA                                                                         13.5%
A                                                                          20.6%
BBB                                                                        25.9%
BELOW INVESTMENT-GRADE                                                      8.6%
UNRATED                                                                     0.6%
SHORT-TERM INVESTMENT-GRADE RATINGS                                         0.1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the CATEGORIES AND DEFINITIONS section within the PORTFOLIO OF INVESTMENTS). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities. Ratings are subject to change.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 16-41.

================================================================================

14  | USAA INCOME FUND

================================================================================

                       o TOP 10 HOLDINGS* -- 1/31/2013 o

                                                  COUPON RATE %    % OF NET ASSETS
                                                  --------------------------------
U.S. Treasury Notes ............................      3.63%              2.2%
U.S. Treasury Notes ............................      3.50%              1.9%
U.S. Treasury Inflation-Indexed Notes ..........      2.38%              1.6%
U.S. Treasury Notes ............................      2.63%              1.3%
U.S. Treasury Bonds ............................      2.75%              0.8%
U.S. Treasury Bonds ............................      3.88%              0.8%
Electricite De France ..........................      5.25%              0.6%
U.S. Treasury Notes ............................      3.38%              0.6%
U.S. Treasury Notes ............................      2.63%              0.6%
U.S. Treasury Notes ............................      2.00%              0.6%

*Excludes money market instruments.

                         o PORTFOLIO MIX -- 1/31/2013 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                  37.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                      20.3%
U.S. TREASURY SECURITIES                                               11.9%
COMMERCIAL MORTGAGE SECURITIES                                         10.7%
MUNICIPAL BONDS                                                         6.0%
ASSET-BACKED SECURITIES                                                 5.2%
U.S. GOVERNMENT AGENCY ISSUES                                           4.8%
PREFERRED STOCKS                                                        1.9%
COMMON STOCKS                                                           1.3%
MONEY MARKET INSTRUMENTS                                                0.8%

                                   [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (37.7%)

             CONSUMER DISCRETIONARY (2.3%)
             -----------------------------
             APPAREL RETAIL (0.3%)
   $ 1,862   Ascena Retail Group, Inc.(a)                             4.75%        6/14/2018    $    1,883
    10,000   Limited Brands, Inc.                                     5.63         2/15/2022        10,800
                                                                                                ----------
                                                                                                    12,683
                                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
     4,000   Levi Strauss & Co.(a)                                    2.46         4/04/2014         4,007
                                                                                                ----------
             AUTOMOBILE MANUFACTURERS (0.1%)
     5,000   Daimler Finance N.A., LLC                                1.88         1/11/2018         4,992
                                                                                                ----------
             AUTOMOTIVE RETAIL (0.1%)
     5,000   O'Reilly Automotive, Inc.                                4.63         9/15/2021         5,439
                                                                                                ----------
             BROADCASTING (0.3%)
    10,000   NBC Universal Media, LLC                                 5.15         4/30/2020        11,665
                                                                                                ----------
             CABLE & SATELLITE (0.3%)
    10,000   Time Warner Cable, Inc.                                  6.75         7/01/2018        12,401
                                                                                                ----------
             CASINOS & GAMING (0.2%)
     3,000   International Game Technology                            7.50         6/15/2019         3,577
     5,000   Marina District Finance Co., Inc.                        9.88         8/15/2018         5,100
                                                                                                ----------
                                                                                                     8,677
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.1%)
     5,000   Dollar General Corp.(a)                                  2.95         7/07/2014         5,027
                                                                                                ----------
             HOME FURNISHINGS (0.3%)
     5,000   Serta Simmons Holdings, LLC(a)                           5.00        10/01/2019         5,072
     5,000   Tempur-Pedic International Inc.(a),(b)                   5.17        12/12/2019         5,085
                                                                                                ----------
                                                                                                    10,157
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,328   Royal Caribbean Cruises Ltd.                             6.88        12/01/2013         5,568
                                                                                                ----------
             MOVIES & ENTERTAINMENT (0.1%)
     1,105   Metropolitan Opera                                       1.79        10/01/2017         1,105
     2,235   Metropolitan Opera                                       2.14        10/01/2018         2,230
     2,285   Metropolitan Opera                                       2.39        10/01/2019         2,265
                                                                                                ----------
                                                                                                     5,600
                                                                                                ----------

================================================================================

16  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.1%)
   $ 5,000   Hillenbrand, Inc.                                        5.50%        7/12/2020    $    5,425
                                                                                                ----------
             SPECIALTY STORES (0.2%)
     8,955   Harbor Freight Tools USA, Inc.(a)                        5.50        11/14/2017         9,105
                                                                                                ----------
             Total Consumer Discretionary                                                          100,746
                                                                                                ----------
             CONSUMER STAPLES (2.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     4,000   Bunge Ltd. Finance Co.                                   8.50         6/15/2019         5,177
                                                                                                ----------
             DRUG RETAIL (0.5%)
     8,386   CVS Pass-Through Trust                                   6.04        12/10/2028         9,729
     4,701   CVS Pass-Through Trust(c)                                7.51         1/10/2032         6,125
     4,886   CVS Pass-Through Trust(c)                                5.93         1/10/2034         5,805
                                                                                                ----------
                                                                                                    21,659
                                                                                                ----------
             FOOD RETAIL (0.1%)
     5,000   Kroger Co.                                               5.50         2/01/2013         5,000
                                                                                                ----------
             HOUSEHOLD PRODUCTS (0.1%)
     5,000   Spectrum Brands, Inc.(a),(b)                             4.42        12/17/2019         5,080
                                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000   Costco Wholesale Corp.                                   1.70        12/15/2019        19,952
                                                                                                ----------
             PACKAGED FOODS & MEAT (0.5%)
    10,000   General Mills, Inc.                                      0.66(d)      5/16/2014        10,034
    10,000   Kraft Foods Group, Inc.                                  3.50         6/06/2022        10,479
                                                                                                ----------
                                                                                                    20,513
                                                                                                ----------
             PERSONAL PRODUCTS (0.1%)
     3,504   Prestige Brands, Inc.(a)                                 5.25         1/31/2019         3,532
                                                                                                ----------
             SOFT DRINKS (0.2%)
     2,000   PepsiAmericas, Inc.                                      4.50         3/15/2013         2,009
     5,000   PepsiCo, Inc.                                            7.90        11/01/2018         6,708
                                                                                                ----------
                                                                                                     8,717
                                                                                                ----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                                    2.30         8/21/2017         5,046
                                                                                                ----------
             Total Consumer Staples                                                                 94,676
                                                                                                ----------
             ENERGY (6.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
     5,000   Peabody Energy Corp.                                     6.00        11/15/2018         5,263
     4,000   Peabody Energy Corp.                                     6.50         9/15/2020         4,230
                                                                                                ----------
                                                                                                     9,493
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.1%)
   $ 5,000   Hess Corp.                                               8.13%        2/15/2019    $    6,408
                                                                                                ----------
             OIL & GAS DRILLING (0.3%)
     5,000   Rowan Companies, Inc.                                    7.88         8/01/2019         6,281
     5,000   Rowan Companies, Inc.                                    4.88         6/01/2022         5,425
                                                                                                ----------
                                                                                                    11,706
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
     5,000   Baker Hughes, Inc.                                       7.50        11/15/2018         6,574
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.7%)
     5,000   Anadarko Petroleum Corp.                                 5.95         9/15/2016         5,739
     5,000   Chesapeake Energy Corp.(a)                               5.75        12/01/2017         5,135
     5,000   Chesapeake Energy Corp.                                  6.78         3/15/2019         5,056
    10,000   Chesapeake Energy Corp.                                  6.13         2/15/2021        10,750
     5,000   Denbury Resources, Inc.(b)                               4.63         7/15/2023         4,906
     4,000   EQT Corp.                                                8.13         6/01/2019         4,954
     5,000   Forest Oil Corp.                                         7.25         6/15/2019         5,038
     3,000   Newfield Exploration Co.                                 5.75         1/30/2022         3,315
     5,000   Noble Energy, Inc.                                       8.25         3/01/2019         6,474
     6,500   Plains Exploration and Production Co.(a)                 4.00        11/30/2019         6,545
     5,000   QEP Resources, Inc.                                      6.88         3/01/2021         5,813
     5,000   Samson Investment Co.(a)                                 6.00         9/25/2018         5,083
     5,000   WPX Energy, Inc.(c)                                      5.25         1/15/2017         5,250
                                                                                                ----------
                                                                                                    74,058
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.4%)
    10,000   Phillips 66                                              2.95         5/01/2017        10,535
     5,000   Valero Energy Corp.(e)                                   9.38         3/15/2019         6,856
                                                                                                ----------
                                                                                                    17,391
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.1%)
     5,000   DCP Midstream, LLC(c)                                    9.70        12/01/2013         5,349
     5,000   Enbridge Energy Partners, LP                             5.35        12/15/2014         5,401
     4,000   Enbridge Energy Partners, LP                             8.05        10/01/2037         4,544
     3,000   Energy Transfer Partners, LP                             9.00         4/15/2019         3,953
     7,000   Energy Transfer Partners, LP                             5.20         2/01/2022         7,828
    10,000   Enterprise Products Operating, LLC(e)                    6.30         9/15/2017        12,053
     5,000   Enterprise Products Operating, LLC                       5.20         9/01/2020         5,855
     5,000   Enterprise Products Operating, LLC                       7.03         1/15/2068         5,731
     5,000   NGPL PipeCo, LLC                                         7.12        12/15/2017         5,475
    10,000   NuStar Logistics, LP                                     8.15         4/15/2018        11,440
     5,000   Oneok Partners, LP                                       8.63         3/01/2019         6,666
     5,000   Plains All American Pipeline, LP                         6.50         5/01/2018         6,137

================================================================================

18  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 3,000   Plains All American Pipeline, LP                         8.75%        5/01/2019    $    4,053
    10,000   Sabine Pass LNG, LP                                      7.50        11/30/2016        11,150
    20,010   Southern Union Co.                                       3.33(d)     11/01/2066        17,359
     5,000   Sunoco Logistics Partners Operations, LP                 8.75         2/15/2014         5,352
    10,000   TC PipeLines, LP                                         4.65         6/15/2021        10,632
    10,000   Western Gas Partners, LP                                 5.38         6/01/2021        11,285
                                                                                                ----------
                                                                                                   140,263
                                                                                                ----------
             Total Energy                                                                          265,893
                                                                                                ----------
             FINANCIALS (15.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     5,000   Bank of New York Mellon                                  2.40         1/17/2017         5,215
    10,000   Bank of New York Mellon                                  1.30         1/25/2018         9,920
     4,500   KKR Group Financial Co. II(b),(c)                        5.50         2/01/2043         4,544
     2,950   Mellon Funding Corp.                                     0.46(d)      5/15/2014         2,954
    12,725   State Street Capital Trust IV                            1.31(d)      6/15/2037         9,989
                                                                                                ----------
                                                                                                    32,622
                                                                                                ----------
             CONSUMER FINANCE (1.1%)
    10,000   American Express Credit Corp.                            1.16(d)      6/24/2014        10,098
    10,000   American Honda Finance Corp.(c)                          7.63        10/01/2018        12,847
    10,000   Capital One Financial Corp.                              4.75         7/15/2021        11,409
     5,000   Credit Acceptance Corp.                                  9.13         2/01/2017         5,487
     5,000   Ford Motor Credit Co., LLC                               3.88         1/15/2015         5,199
     5,000   Ford Motor Credit Co., LLC                               4.25         2/03/2017         5,335
                                                                                                ----------
                                                                                                    50,375
                                                                                                ----------
             DIVERSIFIED BANKS (0.5%)
     7,000   HSBC USA, Inc.                                           2.38         2/13/2015         7,223
    15,000   USB Realty Corp.(c)                                      1.45(d)     12/29/2049        13,125
                                                                                                ----------
                                                                                                    20,348
                                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000   Morgan Stanley                                           4.88        11/01/2022        10,269
                                                                                                ----------
             LIFE & HEALTH INSURANCE (2.7%)
    10,000   Forethought Financial Group(c)                           8.63         4/15/2021        11,921
     5,000   Great-West Life & Annuity Insurance Co.(c)               7.15         5/16/2046         5,213
    10,000   Lincoln National Corp.                                   4.20         3/15/2022        10,671
     5,000   Lincoln National Corp.                                   7.00         5/17/2066         5,155
    15,000   Met Life Global Funding I(c)                             0.71(d)     12/12/2013        15,044
    10,000   Metlife, Inc.                                            4.13         8/13/2042         9,581
    10,000   New York Life Global Funding(c)                          0.57(d)      4/04/2014        10,039
    10,000   New York Life Global Funding(c)                          1.30         1/12/2015        10,147
     4,000   Ohio National Financial Services, Inc.(c)                6.38         4/30/2020         4,602
     5,000   Ohio National Financial Services, Inc.(c)                6.63         5/01/2031         5,587

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $10,000   Primerica, Inc.                                          4.75%        7/15/2022    $   11,049
     5,000   Prudential Holdings, LLC(c)                              7.25        12/18/2023         6,206
    15,700   Stancorp Financial Group                                 5.00         8/15/2022        16,229
                                                                                                ----------
                                                                                                   121,444
                                                                                                ----------
             MULTI-LINE INSURANCE (0.8%)
    15,000   Genworth Financial, Inc.                                 6.15        11/15/2066        12,664
    16,000   Glen Meadow(c)                                           6.51         2/12/2067        14,920
     5,000   HCC Insurance Holdings, Inc.                             6.30        11/15/2019         5,722
     4,000   Nationwide Mutual Insurance Co.(c)                       5.81        12/15/2024         4,040
                                                                                                ----------
                                                                                                    37,346
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     6,000   Bank of America Corp.                                    8.00                 -(f)      6,770
     1,509   Bank of America Corp.                                    5.63        10/14/2016         1,708
     5,000   Bank of America Corp.                                    6.10         6/15/2017         5,764
    10,000   Citigroup, Inc.                                          4.45         1/10/2017        10,986
        80   Citigroup Capital XIII Trust                             7.88        10/30/2040         2,236
    15,000   GECC/LJ VP Holdings, LLC                                 3.80         6/18/2019        16,016
     5,000   General Electric Capital Corp.                           6.25        12/15/2049         5,482
     9,000   General Electric Capital Corp.                           6.38        11/15/2067         9,473
    10,000   ILFC E-Capital Trust I(c)                                4.54(d)     12/21/2065         8,000
     3,000   JPMorgan Chase & Co.                                     7.90                 -(f)      3,464
     2,610   JPMorgan Chase Bank N.A.                                 6.00        10/01/2017         3,079
                                                                                                ----------
                                                                                                    72,978
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (1.6%)
     1,000   Assured Guaranty U.S. Holdings, Inc.                     6.40        12/15/2066           900
    15,000   Berkshire Hathaway Finance Corp.                         4.85         1/15/2015        16,235
    20,050   Chubb Corp.                                              6.38         3/29/2067        21,905
    10,000   Ironshore Holdings, Inc.(c)                              8.50         5/15/2020        11,164
    14,538   Progressive Corp.                                        6.70         6/15/2037        15,846
     5,000   Travelers Companies, Inc.                                6.25         3/15/2037         5,313
                                                                                                ----------
                                                                                                    71,363
                                                                                                ----------
             REGIONAL BANKS (1.7%)
    10,000   BB&T Corp.                                               1.00(d)      4/28/2014        10,061
     5,000   Chittenden Corp.                                         1.00(d)      2/14/2017         4,820
     3,500   First Maryland Capital Trust I                           1.30(d)      1/15/2027         2,852
    10,000   First Niagara Financial Group, Inc.                      7.25        12/15/2021        11,838
    10,000   FirstMerit Corp.(b)                                      4.35         2/04/2023        10,146
    10,000   People's United Financial, Inc.                          3.65        12/06/2022        10,105
     3,000   PNC Financial Services                                   2.85        11/09/2022         2,961
     5,413   PNC Funding Corp.                                        5.63         2/01/2017         6,209
     5,000   Susquehanna Bancshares                                   5.38         8/15/2022         5,253

================================================================================

20  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $10,000   TCF National Bank                                        6.25%        6/08/2022    $   10,761
                                                                                                ----------
                                                                                                    75,006
                                                                                                ----------
             REINSURANCE (0.3%)
    10,000   Alterra Finance, LLC                                     6.25         9/30/2020        11,387
                                                                                                ----------
             REITs - DIVERSIFIED (0.4%)
     5,000   Liberty Property, LP                                     6.63        10/01/2017         5,940
    10,000   Washington REIT                                          3.95        10/15/2022        10,047
                                                                                                ----------
                                                                                                    15,987
                                                                                                ----------
             REITs - INDUSTRIAL (0.3%)
     5,000   AMB Property, LP                                         6.30         6/01/2013         5,081
     5,000   ProLogis, Inc.                                           7.38        10/30/2019         6,295
                                                                                                ----------
                                                                                                    11,376
                                                                                                ----------
             REITs - OFFICE (1.4%)
     5,000   Alexandria Real Estate Equities, Inc.                    4.60         4/01/2022         5,354
     5,000   BioMed Realty, LP                                        3.85         4/15/2016         5,299
     5,000   BioMed Realty, LP(c)                                     6.13         4/15/2020         5,790
    10,000   Boston Properties, LP                                    5.88        10/15/2019        11,921
     5,000   Boston Properties, LP                                    3.85         2/01/2023         5,249
     5,000   HRPT Properties Trust                                    5.75        11/01/2015         5,359
     1,681   Mack-Cali Realty, LP                                     5.80         1/15/2016         1,877
     3,000   Mack-Cali Realty, LP                                     7.75         8/15/2019         3,791
     6,000   Reckson Operating Partnership, LP                        5.88         8/15/2014         6,340
    10,000   Wells Operating Partnership II, LP                       5.88         4/01/2018        10,315
                                                                                                ----------
                                                                                                    61,295
                                                                                                ----------
             REITs - RESIDENTIAL (0.3%)
     6,008   ERP Operating, LP                                        5.20         4/01/2013         6,050
     7,000   UDR, Inc.                                                4.63         1/10/2022         7,690
                                                                                                ----------
                                                                                                    13,740
                                                                                                ----------
             REITs - RETAIL (0.8%)
     2,500   Developers Diversified Realty Corp.                      7.50         7/15/2018         3,081
     3,000   Federal Realty Investment Trust                          5.90         4/01/2020         3,565
     7,000   Federal Realty Investment Trust                          3.00         8/01/2022         6,852
     5,000   National Retail Properties, Inc.                         6.88        10/15/2017         6,008
     2,000   Regency Centers, LP                                      6.00         6/15/2020         2,339
    10,000   Simon Property Group, LP                                 4.13        12/01/2021        10,996
     5,000   Weingarten Realty Investors                              4.86         1/15/2014         5,164
                                                                                                ----------
                                                                                                    38,005
                                                                                                ----------
             REITs - SPECIALIZED (0.7%)
     4,000   Entertainment Properties Trust                           7.75         7/15/2020         4,687
    10,000   Health Care REIT, Inc.                                   6.13         4/15/2020        11,684
     5,000   Nationwide Health Properties, Inc.                       6.25         2/01/2013         5,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $10,000   Ventas Realty, LP                                         4.00%       4/30/2019    $   10,750
                                                                                                ----------
                                                                                                    32,121
                                                                                                ----------
             Total Financials                                                                      675,662
                                                                                                ----------
             HEALTH CARE (1.4%)
             ------------------
             HEALTH CARE SERVICES (0.2%)
    10,000   Express Scripts Holding                                   2.10        2/12/2015        10,222
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    10,065   Thermo Fisher Scientific, Inc.                            3.60        8/15/2021        10,394
     2,500   Thermo Fisher Scientific, Inc.                            5.00        6/01/2015         2,725
                                                                                                ----------
                                                                                                    13,119
                                                                                                ----------
             MANAGED HEALTH CARE (0.1%)
     5,000   Highmark, Inc.(c)                                         6.80        8/15/2013         5,116
                                                                                                ----------
             PHARMACEUTICALS (0.8%)
    15,000   Abbvie, Inc.(c)                                           1.75       11/06/2017        15,050
    10,000   Genentech, Inc.                                           4.75        7/15/2015        10,996
     4,000   Hospira, Inc.                                             6.40        5/15/2015         4,448
     5,000   Mylan, Inc.(c)                                            7.88        7/15/2020         5,844
                                                                                                ----------
                                                                                                    36,338
                                                                                                ----------
             Total Health Care                                                                      64,795
                                                                                                ----------
             INDUSTRIALS (3.0%)
             ------------------
             AIRLINES (0.8%)
     2,929   America West Airlines, Inc. Pass-Through Trust            6.87        1/02/2017         3,061
     2,044   American Airlines, Inc. Pass-Through Trust               10.38        7/02/2019         2,120
     4,151   Continental Airlines, Inc. Pass-Through Trust             9.00        7/08/2016         4,773
     3,000   Continental Airlines, Inc. Pass-Through Trust             5.50        4/29/2022         3,135
    10,000   Continental Airlines, Inc. Pass-Through Trust             4.15        4/11/2024        10,400
     5,000   Continental Airlines, Inc. Pass-Through Trust             4.00       10/29/2024         5,250
     4,516   US Airways Group, Inc. Pass-Through Trust                 6.25        4/22/2023         4,922
                                                                                                ----------
                                                                                                    33,661
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    10,000   Caterpillar Financial Services, Corp.                     1.25       11/06/2017         9,983
     5,000   Paccar, Inc.                                              6.88        2/15/2014         5,317
     6,703   Terex Corp.(a)                                            4.50        4/28/2017         6,809
                                                                                                ----------
                                                                                                    22,109
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    10,000   Danaher Corp.(e)                                          5.63        1/15/2018        11,918
     7,366   Tomkins, LLC(a)                                           4.25        9/29/2016         7,447
                                                                                                ----------
                                                                                                    19,365
                                                                                                ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.2%)
   $ 7,000   Eaton Corp.(c)                                           2.75%       11/02/2022    $    6,818
     1,500   SPX Corp.                                                6.88         9/01/2017         1,684
                                                                                                ----------
                                                                                                     8,502
                                                                                                ----------
             OFFICE SERVICES & SUPPLIES (0.0%)
       545   ACCO Brands Corp.(a)                                     4.25         4/30/2019           552
                                                                                                ----------
             RAILROADS (0.6%)
     2,058   CSX Transportation, Inc.                                 9.75         6/15/2020         2,868
     2,842   Norfolk Southern Railway Co.(e)                          9.75         6/15/2020         3,990
    10,000   TTX Co.(c)                                               5.40         2/15/2016        10,964
     5,000   Union Pacific Corp.                                      7.88         1/15/2019         6,427
                                                                                                ----------
                                                                                                    24,249
                                                                                                ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    10,000   United Rentals North America, Inc.                       5.75         7/15/2018        10,800
                                                                                                ----------
             TRUCKING (0.3%)
     3,000   ERAC USA Finance Co.(c)                                  6.38        10/15/2017         3,610
     5,000   ERAC USA Finance, LLC(c)                                 3.30        10/15/2022         4,973
     5,000   Penske Truck Leasing Co., LP/PTL Finance Corp.(c)        3.38         3/15/2018         5,127
                                                                                                ----------
                                                                                                    13,710
                                                                                                ----------
             Total Industrials                                                                     132,948
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.1%)
     5,000   Harris Corp.                                             5.95        12/01/2017         5,789
                                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000   FLIR Systems, Inc.                                       3.75         9/01/2016         5,118
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.1%)
     5,000   IBM Corp.                                                7.63        10/15/2018         6,621
                                                                                                ----------
             OFFICE ELECTRONICS (0.2%)
     7,000   Xerox Corp.                                              1.13(d)      5/16/2014         6,989
                                                                                                ----------
             Total Information Technology                                                           24,517
                                                                                                ----------
             MATERIALS (2.0%)
             ----------------
             CONSTRUCTION MATERIALS (0.2%)
     7,000   Lafarge North America, Inc.                              6.88         7/15/2013         7,185
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.1%)
     2,143   Dow Chemical Co.                                         7.60         5/15/2014         2,328
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.4%)
     3,000   Ball Corp.                                               5.00         3/15/2022         3,195
     3,883   Greif, Inc.                                              6.75         2/01/2017         4,349

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 9,975   Reynolds Group Holdings, Inc.(a)                         4.75%        9/28/2018    $   10,136
                                                                                                ----------
                                                                                                    17,680
                                                                                                ----------
             PAPER PACKAGING (0.2%)
    10,000   Sealed Air Corp.(c)                                      6.88         7/15/2033         9,650
                                                                                                ----------
             PAPER PRODUCTS (0.0%)
     2,000   Clearwater Paper Corp.                                   7.13        11/01/2018         2,190
                                                                                                ----------
             SPECIALTY CHEMICALS (0.7%)
     5,000   Cytec Industries, Inc.                                   8.95         7/01/2017         6,224
     5,000   Lubrizol Corp.                                           8.88         2/01/2019         6,953
    15,000   RPM International, Inc.(e)                               6.13        10/15/2019        17,490
                                                                                                ----------
                                                                                                    30,667
                                                                                                ----------
             STEEL (0.4%)
     5,000   Allegheny Technologies, Inc.                             9.38         6/01/2019         6,525
    10,000   Allegheny Technologies, Inc.                             5.95         1/15/2021        11,164
                                                                                                ----------
                                                                                                    17,689
                                                                                                ----------
             Total Materials                                                                        87,389
                                                                                                ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    10,000   CenturyLink, Inc.                                        5.80         3/15/2022        10,482
     8,409   Frontier Communications Corp.                            7.88         1/15/2027         8,661
     5,000   Qwest Communications International                       7.13         4/01/2018         5,235
     5,000   Qwest Corp.                                              6.75        12/01/2021         5,811
                                                                                                ----------
                                                                                                    30,189
                                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    10,000   Crown Castle International Corp.(c)                      5.25         1/15/2023        10,538
     5,000   Verizon Wireless Capital, LLC                            8.50        11/15/2018         6,785
                                                                                                ----------
                                                                                                    17,323
                                                                                                ----------
             Total Telecommunication Services                                                       47,512
                                                                                                ----------
             UTILITIES (4.2%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
     5,000   Ameren Illinois Power Co.                                9.75        11/15/2018         6,878
     5,000   Cleveland Electric Illuminating Co.                      8.88        11/15/2018         6,661
     3,500   Duquesne Light Holdings, Inc.(c)                         5.90        12/01/2021         4,086
       841   FPL Energy American Wind(c)                              6.64         6/20/2023           812
     4,000   FPL Group Capital, Inc.                                  6.65         6/15/2067         4,306
     5,000   FPL Group Capital, Inc.                                  7.30         9/01/2067         5,656
     5,000   Gulf Power Co.                                           4.90        10/01/2014         5,215
     5,000   Nevada Power Co.                                         7.13         3/15/2019         6,349
     1,000   NV Energy, Inc.                                          6.25        11/15/2020         1,196
     5,000   Oglethorpe Power Corp.                                   6.10         3/15/2019         6,126

================================================================================

24  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,000   Otter Tail Corp.                                          9.00%      12/15/2016    $    5,875
    20,000   PPL Capital Funding, Inc.                                 6.70        3/30/2067        21,319
    10,000   Southern California Edison Co.                            6.25                -(f)     11,097
     4,438   Tristate General & Transport Association(c)               6.04        1/31/2018         4,879
                                                                                                ----------
                                                                                                    90,455
                                                                                                ----------
             GAS UTILITIES (1.3%)
     8,000   AGL Capital Corp.                                         6.38        7/15/2016         9,375
     4,000   Atmos Energy Corp.                                        8.50        3/15/2019         5,396
    10,000   Florida Gas Transmission Co.(c)                           5.45        7/15/2020        11,530
     8,000   Gulfstream Natural Gas System, LLC(c)                     5.56       11/01/2015         8,929
    10,000   National Fuel Gas Co.                                     4.90       12/01/2021        10,867
     5,000   Questar Pipeline Co.                                      5.83        2/01/2018         5,831
     5,000   Southern Star Central Gas Pipeline, Inc.(c)               6.00        6/01/2016         5,557
                                                                                                ----------
                                                                                                    57,485
                                                                                                ----------
             MULTI-UTILITIES (0.8%)
     5,000   Black Hills Corp.                                         9.00        5/15/2014         5,474
     5,000   Black Hills Corp.                                         5.88        7/15/2020         5,698
     5,000   NiSource, Inc.                                           10.75        3/15/2016         6,212
     5,000   Northwestern Corp.                                        6.34        4/01/2019         6,146
     5,000   Puget Sound Energy, Inc.                                  6.97        6/01/2067         5,309
     5,000   South Carolina Electric & Gas Co.                         5.30        5/15/2033         5,680
                                                                                                ----------
                                                                                                    34,519
                                                                                                ----------
             WATER UTILITIES (0.1%)
     5,475   American Water Capital Corp.                              6.09       10/15/2017         6,543
                                                                                                ----------
             Total Utilities                                                                       189,002
                                                                                                ----------
             Total Corporate Obligations (cost: $1,538,978)                                      1,683,140
                                                                                                ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (20.3%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             PUBLISHING (0.2%)
     7,000   Pearson Funding Four plc(c)                               3.75        5/08/2022         7,236
                                                                                                ----------
             CONSUMER STAPLES (0.5%)
             -----------------------
             BREWERS (0.2%)
    10,000   SABMiller plc(c)                                          2.45        1/15/2017        10,352
                                                                                                ----------
             DISTILLERS & VINTNERS (0.3%)
    10,000   Pernod Ricard SA(c)                                       4.25        7/15/2022        10,757
                                                                                                ----------
             Total Consumer Staples                                                                 21,109
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             ENERGY (2.1%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
   $ 4,000   Husky Energy, Inc.                                       7.25%       12/15/2019    $    5,189
    10,000   Shell International Finance B.V.                         3.63         8/21/2042         9,623
                                                                                                ----------
                                                                                                    14,812
                                                                                                ----------
             OIL & GAS DRILLING (0.5%)
     3,000   Nabors Industries, Inc.                                  9.25         1/15/2019         3,806
    10,000   Noble Holding International Ltd.                         4.90         8/01/2020        11,103
     5,000   Transocean, Inc.                                         5.25         3/15/2013         5,025
                                                                                                ----------
                                                                                                    19,934
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     5,000   Weatherford Bermuda                                      4.50         4/15/2022         5,129
     5,000   Weatherford International Ltd.                           9.63         3/01/2019         6,526
                                                                                                ----------
                                                                                                    11,655
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     5,000   Canadian Natural Resources Ltd.                          5.70         5/15/2017         5,867
     3,500   Talisman Energy, Inc.                                    7.75         6/01/2019         4,517
    10,000   Woodside Finance Ltd.(c)                                 8.75         3/01/2019        13,211
                                                                                                ----------
                                                                                                    23,595
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   GS Caltex Corp.                                          7.25         7/02/2013         5,131
     5,000   GS Caltex Corp.(c)                                       5.50        10/15/2015         5,525
                                                                                                ----------
                                                                                                    10,656
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    14,124   TransCanada Pipelines Ltd.                               6.35         5/15/2067        15,070
                                                                                                ----------
             Total Energy                                                                           95,722
                                                                                                ----------
             FINANCIALS (11.2%)
             ------------------
             CONSUMER FINANCE (0.4%)
     8,000   Daimler Finance N.A., LLC(c)                             1.09(d)      4/10/2014         8,039
     5,000   Daimler Finance N.A., LLC(c)                             1.65         4/10/2015         5,060
     5,000   Daimler Finance N.A., LLC                                2.25         7/31/2019         4,995
                                                                                                ----------
                                                                                                    18,094
                                                                                                ----------
             DIVERSIFIED BANKS (7.1%)
    10,000   Banco Santander Chile(c)                                 2.31(d)      2/14/2014         9,891
     6,000   Banco Santander Chile(c)                                 5.38        12/09/2014         6,363
    10,000   Bank of Montreal(c)                                      2.85         6/09/2015        10,532
    10,000   Bank of Montreal                                         2.50         1/11/2017        10,425
    10,000   Bank of Nova Scotia                                      0.74(d)      2/27/2014        10,046
    10,000   Bank of Nova Scotia                                      1.85         1/12/2015        10,241

================================================================================

26  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,000   Barclays Bank plc(c)                                     6.05%       12/04/2017    $    5,606
     5,000   BNP Paribas(c)                                           7.20                 -(f)      5,227
     5,000   Canadian Imperial Bank(c)                                2.00         2/04/2013         5,000
     4,870   Canadian Imperial Bank(c)                                7.26         4/10/2032         6,197
     5,000   Caribbean Development Bank(c)                            4.38        11/09/2027         4,992
    10,000   Commonwealth Bank of Australia                           1.06(d)      6/14/2013        10,034
    10,000   Commonwealth Bank of Australia(c)                        1.04(d)      3/17/2014        10,073
    10,000   Commonwealth Bank of Australia                           1.95         3/16/2015        10,250
    15,000   DNB Bank ASA(c)                                          3.20         4/03/2017        15,920
    10,000   DNB Nor Boligkreditt AS(c)                               2.90         3/29/2016        10,635
    25,000   HSBC Bank plc                                            0.75(d)              -(f)     14,000
    10,000   LBG Capital No.1 plc                                     8.00                 -(f)     10,716
     5,000   Lloyds TSB Bank plc                                      4.20         3/28/2017         5,522
     5,000   National Australia Bank                                  2.00         3/09/2015         5,125
    10,000   National Australia Bank Ltd.(c)                          1.03(d)      4/11/2014        10,068
     5,000   National Australia Bank Ltd.(c)                          1.25(d)      7/25/2014         5,060
     5,000   National Australia Bank Ltd.                             3.00         1/20/2023         4,919
     5,000   Nordea Bank AB(c)                                        1.21(d)      1/14/2014         5,044
     5,000   Nordea Bank AB(c)                                        2.25         3/20/2015         5,137
    10,000   Rabobank Group                                           3.38         1/19/2017        10,746
    10,000   Rabobank Nederland                                       3.95        11/09/2022        10,024
    10,000   Rabobank Nederland Utrect                                3.88         2/08/2022        10,597
    10,000   Royal Bank of Canada                                     1.00(d)     10/30/2014        10,096
     5,000   Royal Bank of Scotland Group plc                         6.13        12/15/2022         5,167
    10,000   Stadshypotek AB(c)                                       0.86(d)      9/30/2013        10,033
     2,500   Standard Chartered Bank(c)                               6.40         9/26/2017         2,930
    10,000   Sumitomo Mitsui Banking Corp.(c)                         1.25(d)      7/22/2014        10,087
    10,000   Swedbank Hypotek AB(c)                                   0.76(d)      3/28/2014        10,037
    10,000   Westpac Banking Corp.(c)                                 1.55(d)      1/30/2014        10,112
    10,000   Westpac Banking Corp.(c)                                 1.04(d)      3/31/2014        10,070
    10,000   Westpac Banking Corp.(c)                                 2.45        11/28/2016        10,532
                                                                                                ----------
                                                                                                   317,454
                                                                                                ----------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000  Credit Suisse Group, AG                                   5.50         5/01/2014         5,304
     4,000  Credit Suisse Guernsey(c)                                 1.63         3/06/2015         4,075
    10,000  UBS AG London(c)                                          1.88         1/23/2015        10,236
                                                                                                ----------
                                                                                                    19,615
                                                                                                ----------
            MULTI-LINE INSURANCE (0.8%)
     2,150  AXA S.A.                                                  2.25(d)              -(f)      1,430
    19,300  Oil Insurance Ltd.(c)                                     3.29(d)              -(f)     16,734
    15,000  ZFS Finance USA Trust II(c)                               6.45        12/15/2065        16,125
                                                                                                ----------
                                                                                                    34,289
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   $15,000   ING Bank N.V.(c)                                         3.75%        3/07/2017    $   16,042
     5,000   ING Capital Funding Trust III                            3.91(d)              -(f)      4,775
    20,000   KfW                                                      0.38(d)      3/13/2015        20,006
                                                                                                ----------
                                                                                                    40,823
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (0.7%)
     5,000   Catlin Insurance Co. Ltd.(c)                             7.25                 -(f)      5,125
    20,000   QBE Capital Funding III, LP(c)                           7.25         5/24/2041        20,732
     5,000   XL Capital Ltd.                                          6.50                 -(f)      4,831
                                                                                                ----------
                                                                                                    30,688
                                                                                                ----------
             REGIONAL BANKS (0.5%)
     5,000   Glitnir Banki hf, acquired 9/20/2007;
               cost $4,991(c),(g),(h)                                 6.38         9/25/2013         1,400
     5,000   Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(c),(g),(h),(i)                             7.13         5/19/2016            --
    10,000   RBS Citizens Financial Group, Inc.(c)                    4.15         9/28/2022        10,151
    10,000   Vestjysk Bank A/S (NBGA)(c)                              0.86(d)      6/17/2013        10,020
                                                                                                ----------
                                                                                                    21,571
                                                                                                ----------
             REINSURANCE (0.1%)
     5,000   Swiss Re Capital I, LP(c)                                6.85                 -(f)      5,337
                                                                                                ----------
             REITs - RETAIL (0.3%)
    10,000   Westfield Capital Corp.(c)                               5.13        11/15/2014        10,723
                                                                                                ----------
             Total Financials                                                                      498,594
                                                                                                ----------
             GOVERNMENT (1.0%)
             -----------------
             FOREIGN GOVERNMENT (1.0%)
    10,000   Arbejdernes Landsbank (NBGA)(c)                          0.86(d)      7/09/2013        10,010
    25,000   Region of Lombardy(e)                                    5.80        10/25/2032        23,238
    10,000   Republic of Poland                                       5.25         1/15/2014        10,448
                                                                                                ----------
                                                                                                    43,696
                                                                                                ----------
             Total Government                                                                       43,696
                                                                                                ----------
             HEALTH CARE (0.6%)
             ------------------
             PHARMACEUTICALS (0.6%)
     5,000   Roche Holdings, Inc.(c)                                  6.00         3/01/2019         6,197
     5,000   Teva Pharmaceutical Finance Co. B.V.                     1.21(d)     11/08/2013         5,030
     5,000   Teva Pharmaceutical Finance III B.V.                     0.81(d)      3/21/2014         5,026
    10,000   Valeant Pharmaceuticals International, Inc.(a)           4.25         2/13/2019        10,150
                                                                                                ----------
                                                                                                    26,403
                                                                                                ----------
             Total Health Care                                                                      26,403
                                                                                                ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             INDUSTRIALS (1.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.2%)
   $10,000   Sydney Airport Finance Co. Pty. Ltd.(c)                  3.90%        3/22/2023    $   10,026
                                                                                                ----------
             AIRPORT SERVICES (0.3%)
    10,000   BAA Funding Ltd.(c)                                      4.88         7/15/2021        10,894
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    10,000   CNH Capital, LLC(c)                                      3.88        11/01/2015        10,325
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    10,000   Hutchison Whampoa Ltd.(c)                                2.00        11/08/2017         9,952
     7,000   Smiths Group plc(c)                                      3.63        10/12/2022         6,851
                                                                                                ----------
                                                                                                    16,803
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.1%)
     1,500   Ingersoll-Rand Co.                                       9.00         8/15/2021         1,964
     3,000   Ingersoll-Rand GL Holding Co.                            9.50         4/15/2014         3,291
                                                                                                ----------
                                                                                                     5,255
                                                                                                ----------
             Total Industrials                                                                      53,303
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
     3,205   NXP BV/NXP Funding, LLC(c)                               9.75         8/01/2018         3,702
                                                                                                ----------
             MATERIALS (2.4%)
             ----------------
             CONSTRUCTION MATERIALS (0.5%)
    10,000   CRH America, Inc.                                        6.00         9/30/2016        11,278
    10,000   Holcim US Finance                                        6.00        12/30/2019        11,300
                                                                                                ----------
                                                                                                    22,578
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.6%)
     5,000   Anglo American Capital plc(c)                            2.63         9/27/2017         5,074
     5,000   Glencore Funding, LLC(c)                                 6.00         4/15/2014         5,263
     3,000   Noranda, Inc.                                            6.00        10/15/2015         3,335
     5,000   Rio Tinto Finance (USA) Ltd.                             9.00         5/01/2019         6,948
     2,034   Xstrata Canada Corp.                                     5.38         6/01/2015         2,216
     5,000   Xstrata Finance Canada Ltd.(c)                           2.85        11/10/2014         5,140
                                                                                                ----------
                                                                                                    27,976
                                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     8,000   Yara International ASA(c)                                5.25        12/15/2014         8,589
     2,000   Yara International ASA(c)                                7.88         6/11/2019         2,568
                                                                                                ----------
                                                                                                    11,157
                                                                                                ----------
             GOLD (0.3%)
    10,000   Barrick NA Finance, LLC                                  6.80         9/15/2018        12,334
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.2%)
   $10,000   Ardagh Packaging Finance plc(c)                          7.38%       10/15/2017    $   11,050
                                                                                                ----------
             PAPER PRODUCTS (0.1%)
     5,000   Mercer International, Inc.                               9.50        12/01/2017         5,438
                                                                                                ----------
             STEEL (0.4%)
     1,000   Aperam(c)                                                7.38         4/01/2016           975
     5,000   ArcelorMittal                                            9.50         2/15/2015         5,640
    10,000   ArcelorMittal                                            6.75         2/25/2022        11,017
                                                                                                ----------
                                                                                                    17,632
                                                                                                ----------
             Total Materials                                                                       108,165
                                                                                                ----------
             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
    30,000   Electricite De France(c)                                 5.25         1/29/2023        29,414
                                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,200   Transalta Corp.                                          6.65         5/15/2018        11,908
                                                                                                ----------
             MULTI-UTILITIES (0.1%)
     5,000   Veolia Environnement                                     6.00         6/01/2018         5,835
                                                                                                ----------
             Total Utilities                                                                        47,157
                                                                                                ----------
             Total Eurodollar and Yankee Obligations (cost: $865,981)                              905,087
                                                                                                ----------

             ASSET-BACKED SECURITIES (5.2%)

             ASSET-BACKED FINANCING (5.2%)
     3,431   Access Group, Inc.                                       0.56(d)      4/25/2029         3,308
     1,000   AESOP Funding II, LLC                                    5.68         2/20/2014         1,003
    10,000   AESOP Funding II, LLC(c)                                 3.41        11/20/2016        10,680
     1,723   AmeriCredit Automobile Receivables Trust                 3.72        11/17/2014         1,735
     3,100   AmeriCredit Automobile Receivables Trust                 2.76         5/09/2016         3,176
     6,000   AmeriCredit Automobile Receivables Trust                 4.20        11/08/2016         6,305
     3,565   Ari Fleet Lease Trust(c)                                 0.76(d)      3/15/2020         3,576
     3,000   Arkle Master Issuer plc(c)                               1.71(d)      5/17/2060         3,021
     3,977   ARL First, LLC(c)                                        1.96(d)     12/15/2042         4,070
    10,000   Arran Residential Mortgages Funding plc(c)               1.76        11/19/2047        10,196
    15,000   Bank of America Credit Card Trust                        4.96(d)      3/15/2016        15,476
     5,000   Bank One Issuance Trust                                  1.01(d)      2/15/2017         5,013
     2,162   Centre Point Funding, LLC(c)                             5.43         7/20/2016         2,322
     6,000   CIT Equipment Collateral(c)                              1.43         8/22/2016         6,016
     2,000   CIT Equipment Collateral(c)                              2.29         8/22/2016         2,010
     5,000   Citibank Credit Card Issuance Trust                      5.10        11/20/2017         5,616
     2,000   Citibank Credit Card Issuance Trust                      5.35         2/07/2020         2,392
     5,707   Enterprise Fleet Financing, LLC(c)                       1.44        10/20/2016         5,722
     7,669   Enterprise Fleet Financing, LLC(c)                       1.62         5/20/2017         7,721

================================================================================

30  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,000   Enterprise Fleet Financing, LLC                          1.14%       11/20/2017    $    5,025
     8,501   Fosse Master Issuer plc(c)                               1.70(d)     10/18/2054         8,626
     7,145   GE Equipment Small Ticket LLC(c)                         0.89         6/23/2014         7,157
     6,000   GE Equipment Small Ticket LLC(c)                         0.85        11/21/2014         6,011
    10,000   Gracechurch Mortgage Financing plc(c)                    1.86(d)     11/20/2056        10,200
    10,000   Hertz Vehicle Financing, LLC(c)                          5.93         3/25/2016        10,675
     7,361   Holmes Master Issuer plc(c)                              1.70(d)     10/15/2054         7,434
     5,000   Holmes Master Issuer plc(c)                              1.85(d)     10/21/2054         5,093
     7,504   John Deere Owner Trust                                   0.59         6/16/2014         7,509
       883   MMAF Equipment Finance, LLC(c)                           0.90         4/15/2014           883
    10,000   Permanent Master Issuer plc(c)                           1.70(d)      7/15/2042        10,113
    15,000   Permanent Master Issuer plc(c)                           1.85(d)      7/15/2042        15,326
     1,312   Prestige Auto Receivables Trust "A"(c)                   5.67         4/15/2017         1,348
     5,789   Prestige Auto Receivables Trust "B"                      2.87         7/16/2018         5,886
     2,449   PSE & G Transition Funding, LLC                          6.61         6/15/2015         2,486
     4,150   Rental Car Finance Corp.(c)                              4.38         2/25/2016         4,340
     1,080   Santander Drive Auto Receivables Trust                   1.20         4/15/2014         1,081
     1,488   Santander Drive Auto Receivables Trust(c)                1.48         5/15/2017         1,495
     3,625   SLM Student Loan Trust                                   0.85(d)     10/25/2038         2,913
     9,096   SLM Student Loan Trust                                   0.53(d)      1/25/2041         6,935
     4,816   Volvo Financial Equipment, LLC(c)                        0.75         7/15/2014         4,819
     5,000   Wheels SPV, LLC                                          1.47         3/20/2021         5,033
     2,000   Wheels SPV, LLC                                          1.81         3/20/2021         2,030
                                                                                                ----------
                                                                                                   231,776
                                                                                                ----------
             Total Asset-Backed Securities (cost: $225,459)                                        231,776
                                                                                                ----------

             COMMERCIAL MORTGAGE SECURITIES (10.7%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.8%)
     5,125   Banc of America Commercial Mortgage, Inc.                4.99        11/10/2042         5,493
     5,000   Banc of America Commercial Mortgage, Inc.                5.81         7/10/2044         5,352
     5,985   Banc of America Commercial Mortgage, Inc.                5.72         5/10/2045         6,312
     7,000   Banc of America Commercial Mortgage, Inc.                5.33        10/10/2045         7,360
     5,008   Bear Stearns Commercial Mortgage Securities, Inc.(c)     6.00         6/16/2030         5,058
     6,656   Bear Stearns Commercial Mortgage Securities, Inc.        5.46         3/11/2039         6,942
     4,620   Bear Stearns Commercial Mortgage Securities, Inc.        5.00         3/13/2040         4,607
     8,000   Bear Stearns Commercial Mortgage Securities, Inc.        4.99         9/11/2042         8,147
    10,000   Citigroup Commercial Mortgage Trust                      5.40         7/15/2044        10,615
     3,335   Citigroup Commercial Mortgage Trust(c)                   4.83         9/20/2051         3,362
    12,000   Commercial Mortgage Trust                                5.12         6/10/2044        13,140
     8,600   Commercial Mortgage Trust                                3.25        10/15/2045         8,832
     5,425   Commercial Mortgage Trust(c)                             3.42        11/15/2045         5,653
     6,000   Commercial Mortgage Trust                                2.77        12/10/2045         6,066
    10,000   Commercial Mortgage Trust                                5.35        12/10/2046        11,242
     3,000   Credit Suisse Commercial Mortgage Trust                  5.55         2/15/2039         3,259

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,601   Credit Suisse First Boston Mortgage Capital              5.71%        2/15/2039    $    4,655
     2,963   Credit Suisse First Boston Mortgage Securities Corp.     4.81         2/15/2038         3,031
     8,700   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038         9,350
     9,893   Credit Suisse First Boston Mortgage Securities Corp.     5.23        12/15/2040        10,862
     5,000   GE Capital Commercial Mortgage Corp.                     5.33         3/10/2044         4,976
     4,872   GE Capital Commercial Mortgage Corp.                     5.34         3/10/2044         5,076
     4,000   GE Capital Commercial Mortgage Corp.                     5.07         7/10/2045         4,326
     7,000   GMAC Commercial Mortgage Securities Inc.                 5.29        11/10/2045         7,592
    13,500   GS Mortgage Securities Corp. II                          5.62         4/10/2038        14,933
     3,000   GS Mortgage Securities Corp. II                          5.82         8/10/2038         2,732
    10,264   GS Mortgage Securities Corp. II                          4.78         7/10/2039        10,329
     6,000   GS Mortgage Securities Corp. II                          3.21         5/10/2045         6,411
     5,000   GS Mortgage Securities Corp. II                          3.38         5/10/2045         5,362
     5,000   GS Mortgage Securities Trust(b),(i)                      3.17         2/10/2046         5,087
     5,000   GS Mortgage Securities Trust(b),(i)                      3.68         2/10/2046         5,097
     5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.84         7/15/2042         5,143
     6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.00        10/15/2042         6,520
     6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.04        10/15/2042         5,942
     5,725   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.49         4/15/2043         6,020
     3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.81         6/12/2043         3,399
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.34        12/15/2044        11,073
     5,795   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.88         4/15/2045         6,123
     5,697   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.82         5/15/2045         6,409
     4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.48         5/15/2045         4,290
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.27         6/15/2045        11,020
     3,131   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(c)                                    1.87         2/15/2046         3,184
       902   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.63         3/15/2046           903
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.37         5/15/2047        10,714
    10,000   LB-UBS Commercial Mortgage Trust                         4.95         9/15/2030        10,875
     5,000   LB-UBS Commercial Mortgage Trust                         5.38        11/15/2038         5,552
     5,184   LB-UBS Commercial Mortgage Trust                         5.40         9/15/2039         5,531

================================================================================

32  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 9,450   LB-UBS Commercial Mortgage Trust                         5.32%       11/15/2040    $   10,191
     4,734   Merrill Lynch Mortgage Trust                             5.02         7/12/2038         4,902
    10,643   Merrill Lynch Mortgage Trust                             5.14         7/12/2038        11,077
     4,805   Morgan Stanley Capital I, Inc.                           5.97         8/12/2041         5,026
     5,350   Morgan Stanley Capital I, Inc.                           5.17         1/14/2042         5,703
     8,499   Morgan Stanley Capital I, Inc.                           5.37        12/15/2043         9,453
     7,890   Morgan Stanley Capital I, Inc.                           5.69         7/12/2044         7,998
     1,959   Morgan Stanley Capital I, Inc.                           4.85         6/12/2047         2,005
     4,185   Morgan Stanley Capital I, Inc.                           5.17        10/12/2052         4,293
     5,000   Morgan Stanley Capital I, Inc.                           4.66         7/15/2056         5,216
     5,000   Timberstar Trust(c)                                      5.88        10/15/2036         5,451
     8,000   UBS Commercial Mortgage Trust                            4.06         5/10/2045         8,827
    10,000   UBS Commercial Mortgage Trust                            5.01         5/10/2045        11,100
    10,000   Wachovia Bank Commercial Mortgage Trust                  5.08         3/15/2042        10,785
     4,538   Wachovia Bank Commercial Mortgage Trust                  4.81         4/15/2042         4,712
     1,340   Wachovia Bank Commercial Mortgage Trust                  5.58         3/15/2045         1,365
    10,000   Wachovia Bank Commercial Mortgage Trust                  4.09         6/15/2045        11,041
     4,850   Wachovia Bank Commercial Mortgage Trust                  5.57        10/15/2048         5,520
                                                                                                ----------
                                                                                                   438,622
                                                                                                ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    50,110   Commercial Mortgage Pass-Through Certificates,
               acquired 5/22/2012; cost $6,946(g)                     2.26         5/15/2045         7,051
    74,556   Commercial Mortgage Trust,
               acquired 11/06/2012; cost $9,994(g)                    2.03        10/15/2045        10,025
    40,611   GS Mortgage Securities Corp. II,
               acquired 5/18/2012; cost $6,205(g)                     2.62         5/10/2045         6,221
    64,473   UBS Commercial Mortgage Trust,
               acquired 9/26/2012; cost $9,933(c),(g)                 2.36         5/10/2045         9,813
    35,903   Wells Fargo Commercial Mortgage Trust,
               acquired 9/21/2012; cost $4,980(c),(g)                 2.16        10/15/2045         4,952
                                                                                                ----------
                                                                                                    38,062
                                                                                                ----------
             Total Commercial Mortgage Securities (cost: $445,419)                                 476,684
                                                                                                ----------

             U.S. GOVERNMENT AGENCY ISSUES (4.8%)(j)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    74,759   Freddie Mac (+)                                          1.59        10/25/2018         5,917
    71,363   Freddie Mac (+)                                          1.55         3/25/2019         5,740
    63,846   Freddie Mac (+)                                          1.46         1/25/2022         6,403
    99,731   Freddie Mac (+)                                          1.48         5/25/2040        10,621
    75,637   Freddie Mac (+)                                          1.51         6/25/2022         8,395
                                                                                                ----------
                                                                                                    37,076
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.7%)
   $20,000   Fannie Mae (+)(b)                                        2.50%        2/13/2028    $   20,712
     6,946   Fannie Mae (+)                                           5.00         6/01/2033         7,534
     2,541   Fannie Mae (+)                                           5.50         7/01/2021         2,744
     7,724   Fannie Mae (+)                                           5.50         9/01/2035         8,769
     3,061   Fannie Mae (+)                                           5.50        10/01/2035         3,376
     2,303   Fannie Mae (+)                                           5.50         1/01/2036         2,514
     4,676   Fannie Mae (+)                                           5.50         4/01/2036         5,104
     4,129   Fannie Mae (+)                                           5.50         2/01/2037         4,486
     4,632   Fannie Mae (+)                                           5.50         3/01/2037         5,109
     2,705   Fannie Mae (+)                                           5.50        11/01/2037         2,937
     9,040   Fannie Mae (+)                                           5.50         5/01/2038         9,811
     6,041   Fannie Mae (+)                                           6.00         5/01/2036         6,611
     4,012   Fannie Mae (+)                                           6.00         6/01/2036         4,404
     6,864   Fannie Mae (+)                                           6.00         8/01/2037         7,662
       732   Fannie Mae (+)                                           6.50         4/01/2031           859
         7   Fannie Mae (+)                                           6.50         7/01/2031             8
     1,346   Fannie Mae (+)                                           6.50         3/01/2032         1,512
        39   Fannie Mae (+)                                           7.00        10/01/2022            45
        15   Fannie Mae (+)                                           7.00         3/01/2023            18
       101   Fannie Mae (+)                                           7.00         4/01/2023           117
    21,610   Freddie Mac (+)                                          3.50         5/01/2042        22,786
     1,214   Freddie Mac (+)                                          5.00         6/01/2020         1,305
     3,228   Freddie Mac (+)                                          5.00         1/01/2021         3,466
     3,575   Freddie Mac (+)                                          5.50        11/01/2020         3,870
       899   Freddie Mac (+)                                          5.50        12/01/2020           973
     3,282   Freddie Mac (+)                                          5.50        12/01/2035         3,640
     3,165   Freddie Mac (+)                                          5.50         4/01/2036         3,430
     6,810   Government National Mortgage Assn. I                     5.00         8/15/2033         7,648
       119   Government National Mortgage Assn. I                     6.00         8/15/2028           135
       427   Government National Mortgage Assn. I                     6.00         9/15/2028           484
     3,356   Government National Mortgage Assn. I                     6.00         9/15/2028         3,795
       434   Government National Mortgage Assn. I                     6.00         9/15/2028           492
       825   Government National Mortgage Assn. I                     6.00        10/15/2028           942
       267   Government National Mortgage Assn. I                     6.00         1/15/2029           301
       461   Government National Mortgage Assn. I                     6.00         1/15/2029           522
        66   Government National Mortgage Assn. I                     6.00         1/15/2029            75
       640   Government National Mortgage Assn. I                     6.00         1/15/2033           726
        20   Government National Mortgage Assn. I                     6.50         6/15/2023            23
       240   Government National Mortgage Assn. I                     6.50         7/15/2023           273
        43   Government National Mortgage Assn. I                     6.50         7/15/2023            49
        91   Government National Mortgage Assn. I                     6.50         9/15/2023           104
       249   Government National Mortgage Assn. I                     6.50        10/15/2023           285
       283   Government National Mortgage Assn. I                     6.50        10/15/2023           321

================================================================================

34  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $    43   Government National Mortgage Assn. I                     6.50%       10/15/2023    $       48
       298   Government National Mortgage Assn. I                     6.50        12/15/2023           340
       576   Government National Mortgage Assn. I                     6.50        12/15/2023           655
        98   Government National Mortgage Assn. I                     6.50         1/15/2024           112
       268   Government National Mortgage Assn. I                     6.50         2/15/2024           306
       112   Government National Mortgage Assn. I                     6.50         4/15/2026           128
       644   Government National Mortgage Assn. I                     6.50         5/15/2028           720
     1,174   Government National Mortgage Assn. I                     6.50        10/15/2031         1,353
        74   Government National Mortgage Assn. I                     7.00         5/15/2023            86
        74   Government National Mortgage Assn. I                     7.00         5/15/2023            85
        52   Government National Mortgage Assn. I                     7.00         5/15/2023            60
        78   Government National Mortgage Assn. I                     7.00         5/15/2023            91
       177   Government National Mortgage Assn. I                     7.00         6/15/2023           206
       138   Government National Mortgage Assn. I                     7.00         6/15/2023           161
        36   Government National Mortgage Assn. I                     7.00         8/15/2023            41
       301   Government National Mortgage Assn. I                     7.00         8/15/2023           350
        65   Government National Mortgage Assn. I                     7.00         8/15/2023            76
       204   Government National Mortgage Assn. I                     7.00         8/15/2023           237
       108   Government National Mortgage Assn. I                     7.00         9/15/2023           126
        57   Government National Mortgage Assn. I                     7.00         1/15/2026            67
        33   Government National Mortgage Assn. I                     7.00         3/15/2026            39
        20   Government National Mortgage Assn. I                     7.00         3/15/2026            23
       404   Government National Mortgage Assn. I                     7.00        10/15/2027           489
       216   Government National Mortgage Assn. I                     7.00         6/15/2029           257
       529   Government National Mortgage Assn. I                     7.00         6/15/2029           629
       156   Government National Mortgage Assn. I                     7.00         7/15/2029           185
       386   Government National Mortgage Assn. I                     7.00         8/15/2031           458
       203   Government National Mortgage Assn. I                     7.00         7/15/2032           240
       293   Government National Mortgage Assn. I                     7.50         7/15/2023           341
       348   Government National Mortgage Assn. I                     7.50         6/15/2026           416
       144   Government National Mortgage Assn. I                     7.50         6/15/2026           174
       200   Government National Mortgage Assn. I                     7.50         7/15/2026           238
       215   Government National Mortgage Assn. I                     7.50         5/15/2027           258
       284   Government National Mortgage Assn. I                     7.50         2/15/2028           341
       249   Government National Mortgage Assn. I                     7.50        12/15/2028           301
       261   Government National Mortgage Assn. I                     7.50         8/15/2029           316
     1,487   Government National Mortgage Assn. II                    5.50         4/20/2033         1,637
     1,384   Government National Mortgage Assn. II                    6.00         8/20/2032         1,574
       960   Government National Mortgage Assn. II                    6.00         9/20/2032         1,090
       407   Government National Mortgage Assn. II                    6.50         8/20/2031           468
                                                                                                ----------
                                                                                                   164,699
                                                                                                ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.3%)
    10,000   Totem Ocean Trailer Express, Inc., Title XI              6.37         4/15/2028        11,726
                                                                                                ----------
             Total U.S. Government Agency Issues (cost: $198,225)                                  213,501
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (11.9%)

             BONDS (2.2%)
   $40,000   2.75%, 8/15/2042                                                                   $   36,844
    30,000   3.88%, 8/15/2040                                                                       34,547
    20,000   4.25%, 11/15/2040                                                                      24,478
                                                                                                ----------
                                                                                                    95,869
                                                                                                ----------
             INFLATION-INDEXED NOTES (1.6%)
    54,969   2.38%, 1/15/2025                                                                       73,538
                                                                                                ----------
             NOTES (8.1%)
    20,000   1.63%, 11/15/2022                                                                      19,366
    20,000   1.63%, 8/15/2022                                                                       19,461
    25,000   2.00%, 2/15/2022                                                                       25,357
    25,000   2.63%, 8/15/2020                                                                       27,024
    55,000   2.63%, 11/15/2020                                                                      59,353
    25,000   3.38%, 11/15/2019                                                                      28,371
    75,000   3.50%, 5/15/2020                                                                       85,822
    85,000   3.63%, 2/15/2020                                                                       97,929
                                                                                                ----------
                                                                                                   362,683
                                                                                                ----------
             Total U.S. Treasury Securities (cost: $473,688)                                       532,090
                                                                                                ----------

             MUNICIPAL BONDS (6.0%)

             AIRPORT/PORT (0.7%)
     5,000   Chicago O'Hare International Airport                     5.00%        1/01/2021         5,907
    12,570   Dallas-Fort Worth International Airport Facilities       4.00        11/01/2021        13,957
     2,265   Dallas-Fort Worth International Airport Facilities       4.44        11/01/2021         2,467
     2,385   Port of Seattle                                          3.00         8/01/2015         2,507
     4,350   Port of Seattle                                          4.00         8/01/2016         4,789
                                                                                                ----------
                                                                                                    29,627
                                                                                                ----------
             APPROPRIATED DEBT (0.8%)
     2,750   Art Institute of Chicago                                 3.23         3/01/2022         2,704
     3,250   Jacksonville                                             2.00        10/01/2019         3,235
     3,000   Jacksonville                                             2.37        10/01/2020         3,011
     5,000   Kannapolis Ltd.                                          7.28         3/01/2027         5,437
    10,000   Miami-Dade County School Board                           5.38         5/01/2031        11,712
     1,240   New Jersey EDA                                           5.18        11/01/2015         1,283
     6,000   Palm Beach County School Board                           5.40         8/01/2025         6,858
       850   Placentia Yorba Linda USD                                5.40         8/01/2021           962
                                                                                                ----------
                                                                                                    35,202
                                                                                                ----------

================================================================================

36  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CASINOS & GAMING (0.1%)
   $ 5,000   Mashantucket (Western) Pequot Tribe(c),(h)               5.91%        9/01/2021    $    3,402
                                                                                                ----------
             EDUCATION (0.6%)
     2,000   Austin Texas Community College District Public Auth.     6.91         8/01/2035         2,700
    10,000   New Jersey EDA                                           1.31(d)      6/15/2013        10,017
    10,000   New Jersey EDA                                           5.25         9/01/2022        12,111
     2,000   Torrance USD                                             5.52         8/01/2021         2,325
                                                                                                ----------
                                                                                                    27,153
                                                                                                ----------
             ELECTRIC UTILITIES (0.4%)
     4,000   Appling County Dev. Auth.                                2.50         1/01/2038(k)      4,007
     5,000   Burke County Dev. Auth.                                  1.25         1/01/2052(k)      5,060
     5,000   Farmington Pollution Control                             2.88         9/01/2024(k)      5,081
     2,500   West Virginia EDA                                        2.25         1/01/2041(k)      2,536
                                                                                                ----------
                                                                                                    16,684
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.3%)
    10,000   Long Island Power Authority                              5.25         5/01/2022        11,213
     4,615   Piedmont Municipal Power Agency                          4.34         1/01/2017         4,740
                                                                                                ----------
                                                                                                    15,953
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
     4,675   Indiana State Finance Auth. "A"                          0.53         5/01/2034(k)      4,675
     4,000   Maricopa County IDA                                      2.63        12/01/2031(k)      4,102
     2,375   Miami-Dade County IDA                                    2.63         8/01/2023(k)      2,434
     8,500   Mission EDC                                              3.75        12/01/2018(k)      9,025
     8,270   New Jersey EDA                                           2.20        11/01/2013         8,373
                                                                                                ----------
                                                                                                    28,609
                                                                                                ----------
             ESCROWED BONDS (0.0%)
     1,000   New Jersey Turnpike Auth. (INS)(PRE)                     4.25         1/01/2016         1,067
                                                                                                ----------
             GENERAL OBLIGATION (0.9%)
     1,250   City and County of Honolulu                              2.51        11/01/2022         1,253
     5,000   City and County of Honolulu                              2.51        11/01/2022         5,001
       900   City and County of Honolulu                              2.81        11/01/2023           916
       730   City and County of Honolulu                              2.91        11/01/2024           731
       680   City and County of Honolulu                              3.06        11/01/2025           678
       775   City and County of Honolulu                              3.16        11/01/2026           774
       625   City and County of Honolulu                              3.26        11/01/2027           626
       690   City and County of Honolulu                              3.36        11/01/2028           689
     1,250   Las Virgenes USD                                         5.54         8/01/2025         1,452
     2,200   Marin County (INS)                                       4.89         8/01/2016         2,451
    10,000   Nassau County                                            1.50         4/01/2013        10,018

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 1,800   State of Mississippi                                     2.83%       12/01/2024    $    1,822
     2,000   State of Mississippi                                     3.03        12/01/2025         2,027
    10,000   Washington                                               5.25         2/01/2036        11,788
                                                                                                ----------
                                                                                                    40,226
                                                                                                ----------
             HOSPITAL (0.3%)
    10,000   Rochester Health Care Facilities                         4.50        11/15/2038(k)     12,166
                                                                                                ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.5%)
     3,320   New Jersey Transportation Trust Fund Auth.               5.50        12/15/2022         4,177
     5,000   New York City Transitional Finance Auth.                 5.00         2/01/2035         5,785
     5,000   Orange County                                            0.90         5/01/2013         5,006
     5,000   Transportation Trust Fund Auth. (INS)                    5.25        12/15/2022         6,181
                                                                                                ----------
                                                                                                    21,149
                                                                                                ----------
             TOLL ROADS (0.3%)
    11,935   New Jersey Turnpike Auth. (INS)                          4.25         1/01/2016        12,400
     3,000   North Texas Tollway Auth.                                5.00         9/01/2031         3,514
                                                                                                ----------
                                                                                                    15,914
                                                                                                ----------
             WATER/SEWER UTILITY (0.5%)
     5,000   Houston Utility System                                   5.00        11/15/2033         5,828
    10,825   New York Municipal Water Finance Auth.                   5.25         6/15/2040        12,525
     2,500   Tohopekaliga Water Auth.                                 5.25        10/01/2036         2,923
                                                                                                ----------
                                                                                                    21,276
                                                                                                ----------
             Total Municipal Bonds (cost: $248,847)                                                268,428
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.2%)

             COMMON STOCKS (1.3%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
    45,000   Kimberly-Clark Corp.                                                                    4,028
                                                                                                ----------
             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    50,000   Chevron Corp.                                                                           5,757
    80,000   Royal Dutch Shell plc ADR                                                               5,642
                                                                                                ----------
                                                                                                    11,399
                                                                                                ----------
             Total Energy                                                                           11,399
                                                                                                ----------

================================================================================

38  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (0.3%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    50,000   Bank of Montreal                                                                   $    3,161
    50,000   Canadian Imperial Bank of Commerce                                                      4,168
                                                                                                ----------
                                                                                                     7,329
                                                                                                ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000   People's United Financial, Inc.                                                         4,924
                                                                                                ----------
             Total Financials                                                                       12,253
                                                                                                ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
   140,000   Merck & Co., Inc.                                                                       6,055
                                                                                                ----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
   150,000   General Electric Co.                                                                    3,342
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
   125,000   Intel Corp.                                                                             2,630
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   270,000   AT&T, Inc.                                                                              9,393
                                                                                                ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
   130,000   Southern Co.                                                                            5,750
                                                                                                ----------
             MULTI-UTILITIES (0.1%)
   200,000   CMS Energy Corp.                                                                        5,140
                                                                                                ----------
             Total Utilities                                                                        10,890
                                                                                                ----------
             Total Common Stocks (cost: $50,477)                                                    59,990
                                                                                                ----------

             PREFERRED STOCKS (1.9%)

             CONSUMER STAPLES (0.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
   125,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(c)                                                  13,418
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (1.4%)
             -----------------
             REITs - INDUSTRIAL (0.6%)
   120,000   ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                  $    3,049
    18,000   ProLogis, Inc., Series P, 6.85%,
               cumulative redeemable, perpetual                                                        457
   344,500   ProLogis, Inc., Series Q, 8.54%,
               cumulative redeemable, perpetual                                                     22,091
                                                                                                ----------
                                                                                                    25,597
                                                                                                ----------
             REITs - OFFICE (0.1%)
   200,000   Commonwealth REIT, Series E, 7.25%,
               cumulative redeemable, perpetual                                                      5,242
                                                                                                ----------
             REITs - RESIDENTIAL (0.6%)
   142,500   Equity Residential Properties Trust, depositary shares,
               Series K, 8.29%, cumulative redeemable, perpetual                                     9,236
   250,000   Post Properties, Inc., Series A, 8.50%,
               cumulative redeemable, perpetual                                                     16,462
                                                                                                ----------
                                                                                                    25,698
                                                                                                ----------
             REITs - RETAIL (0.1%)
   201,500   Weingarten Realty Investors, depositary shares,
               Series D, 6.75%, cumulative redeemable, perpetual                                     5,144
                                                                                                ----------
             Total Financials                                                                       61,681
                                                                                                ----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
     5,000   Pitney Bowes International Holdings, Series F, 6.13%,
               cumulative redeemable, perpetual(c)                                                   4,479
                                                                                                ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    50,000   Southern California Edison, Series D, 6.50%,
               cumulative redeemable, perpetual                                                      5,336
                                                                                                ----------
             Total Preferred Stocks (cost: $71,204)                                                 84,914
                                                                                                ----------
             Total Equity Securities (cost: $121,681)                                              144,904
                                                                                                ----------

             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
35,834,933   State Street Institutional Liquid Reserve Fund, 0.14%(l)                               35,835
                                                                                                ----------
             Total Money Market Instruments (cost: $35,835)                                         35,835
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $4,154,113)                                               $4,491,445
                                                                                                ==========

================================================================================

40  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)             (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES     OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS            OBSERVABLE   UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $      -            $1,683,140        $     -    $1,683,140
  Eurodollar And Yankee Obligations                   -               905,087              -       905,087
  Asset-Backed Securities                             -               231,776              -       231,776
  Commercial Mortgage Securities                      -               466,500         10,184       476,684
  U.S. Government Agency Issues                       -               213,501              -       213,501
  U.S. Treasury Securities                      532,090                     -              -       532,090
  Municipal Bonds                                     -               268,428              -       268,428
Equity Securities:
  Common Stocks                                  59,990                     -              -        59,990
  Preferred Stocks                                    -                84,914              -        84,914
Money Market Instruments:
  Money Market Funds                             35,835                     -              -        35,835
----------------------------------------------------------------------------------------------------------
Total                                          $627,915            $3,853,346        $10,184    $4,491,445
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                  COMMERCIAL
                                                                                   MORTGAGE
                                                                                  SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                        $     -
Purchases                                                                           10,299
Sales                                                                                    -
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                                 -
Net realized gain (loss) on investments                                                  -
Change in net unrealized appreciation/depreciation on investments                     (115)
------------------------------------------------------------------------------------------
Balance as of January 31, 2013                                                     $10,184
------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.7% of net assets at January 31, 2013.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

42  | USAA INCOME FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    EDA       Economic Development Authority

    EDC       Economic Development Corp.

    IDA       Industrial Development Authority/Agency

    PRE       Prerefunded to a date prior to maturity

    REIT      Real estate investment trust

    Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

    USD       Unified School District

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the government of Denmark.

================================================================================

44  | USAA INCOME FUND

================================================================================

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At January 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $60,657,000, which included when-issued basis securities of $50,492,000.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2013.

    (e) At January 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $39,462,000, which represented 0.9% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

    (i) Security was fair valued at January 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (j) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (l) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

    See accompanying notes to financial statements.

================================================================================

46  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $4,154,113)           $4,491,445
  Cash                                                                             199
  Receivables:
      Capital shares sold                                                       88,482
      Dividends and interest                                                    38,280
      Securities sold                                                              496
                                                                            ----------
          Total assets                                                       4,618,902
                                                                            ----------
LIABILITIES
  Payables:
      Securities purchased                                                      65,692
      Capital shares redeemed                                                   87,288
  Accrued management fees                                                          922
  Accrued transfer agent's fees                                                    196
  Other accrued expenses and payables                                              102
                                                                            ----------
          Total liabilities                                                    154,200
                                                                            ----------
               Net assets applicable to capital shares outstanding          $4,464,702
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $4,133,256
  Accumulated undistributed net investment income                                2,178
  Accumulated net realized loss on investments                                  (8,064)
  Net unrealized appreciation of investments                                   337,332
                                                                            ----------
               Net assets applicable to capital shares outstanding          $4,464,702
                                                                            ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,713,335/201,645 shares outstanding)     $    13.46
                                                                            ==========
      Institutional Shares (net assets of $1,745,315/129,761
        shares outstanding)                                                 $    13.45
                                                                            ==========
      Adviser Shares (net assets of $6,052/450 shares outstanding)          $    13.44
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld $33)                              $ 4,579
    Interest                                                                    85,076
                                                                               -------
               Total income                                                     89,655
                                                                               -------
EXPENSES
    Management fees                                                              5,194
    Administration and servicing fees:
         Fund Shares                                                             2,396
         Institutional Shares                                                      599
         Adviser Shares                                                              5
    Transfer agent's fees:
         Fund Shares                                                             2,482
         Institutional Shares                                                      598
    Distribution and service fees (Note 6E):
         Adviser Shares                                                              8
    Custody and accounting fees:
         Fund Shares                                                               201
         Institutional Shares                                                       72
    Postage:
         Fund Shares                                                                61
    Shareholder reporting fees:
         Fund Shares                                                                44
    Trustees' fees                                                                   6
    Registration fees:
         Fund Shares                                                                37
         Institutional Shares                                                       20
         Adviser Shares                                                             16
    Professional fees                                                              105
    Other                                                                           35
                                                                               -------
               Total expenses                                                   11,879
    Expenses reimbursed:
         Adviser Shares                                                             (8)
                                                                               -------
               Net expenses                                                     11,871
                                                                               -------
NET INVESTMENT INCOME                                                           77,784
                                                                               -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on:
         Unaffiliated Transactions                                               8,352
         Affiliated Transactions (Note 8)                                        2,269
    Change in net unrealized appreciation/depreciation                           7,475
                                                                               -------
               Net realized and unrealized gain                                 18,096
                                                                               -------
    Increase in net assets resulting from operations                           $95,880
                                                                               =======

See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-------------------------------------------------------------------------------------------
                                                                  1/31/2013       7/31/2012
-------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   77,784      $  142,647
   Net realized gain on investments                                  10,621           8,303
   Net realized gain (loss) on foreign currency transactions              -              (3)
   Change in net unrealized appreciation/depreciation
       of investments                                                 7,475         105,758
                                                                 --------------------------
       Increase in net assets resulting from operations              95,880         256,705
                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (53,735)       (125,163)
       Institutional Shares                                         (23,975)        (17,684)
       Adviser Shares                                                   (99)           (196)
                                                                 --------------------------
             Total distributions of net investment income           (77,809)       (143,043)
                                                                 --------------------------
   Net realized gains:
       Fund Shares                                                   (6,912)              -
       Institutional Shares                                          (4,032)              -
       Adviser Shares                                                   (15)              -
                                                                 --------------------------
             Total distributions of net realized gains              (10,959)              -
                                                                 --------------------------
       Distributions to shareholders                                (88,768)       (143,043)
                                                                 --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS
(NOTE 5)
   Fund Shares                                                     (868,708)        327,931
   Institutional Shares                                           1,064,603         351,570
   Adviser Shares                                                       161             247
                                                                 --------------------------
       Total net increase in net assets from capital
             share transactions                                     196,056         679,748
                                                                 --------------------------
   Capital contribution from USAA Transfer Agency
       Company                                                            -               1
                                                                 --------------------------
   Net increase in net assets                                       203,168         793,411
NET ASSETS
   Beginning of period                                            4,261,534       3,468,123
                                                                 --------------------------
   End of period                                                 $4,464,702      $4,261,534
                                                                 ==========================
Accumulated undistributed net investment income:
   End of period                                                 $    2,178      $    2,203
                                                                 ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for

================================================================================

50  | USAA INCOME FUND

================================================================================

purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

        bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

52  | USAA INCOME FUND

================================================================================

        faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks and certain bonds valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery.

================================================================================

54  | USAA INCOME FUND

================================================================================

    The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $60,595,000; of which $51,122,000 were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $14,000, which represents 7.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2012, the Fund had pre-enactment capital loss carryforwards of $6,709,000, and no post-enactment capital loss carryforwards, for

================================================================================

56  | USAA INCOME FUND

================================================================================

federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
 EXPIRES                        BALANCE
----------                    ----------
  2017                        $2,543,000
  2018                         4,166,000
                              ----------
                    Total     $6,709,000
                              ==========

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $920,911,000 and $575,647,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $357,567,000 and $20,235,000, respectively, resulting in net unrealized appreciation of $337,332,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH PERIOD ENDED            YEAR ENDED
                                                 1/31/2013                   7/31/2012
-------------------------------------------------------------------------------------------
                                             SHARES       AMOUNT        SHARES      AMOUNT
                                            -----------------------------------------------
FUND SHARES:
Shares sold                                  23,222    $   313,319       68,461   $ 902,471
Shares issued from reinvested
  dividends                                   4,142         55,856        8,823     116,052
Shares redeemed                             (91,582)    (1,237,883)     (52,427)   (690,592)
                                            -----------------------------------------------
Net increase (decrease) from
  capital share transactions                (64,218)   $  (868,708)      24,857   $ 327,931
                                            ===============================================
INSTITUTIONAL SHARES:
Shares sold                                  91,139    $ 1,231,775       32,507   $ 429,371
Shares issued from reinvested
  dividends                                   2,076         28,007        1,343      17,684
Shares redeemed                             (14,493)      (195,179)      (7,214)    (95,485)
                                            -----------------------------------------------
Net increase from capital
  share transactions                         78,722    $ 1,064,603       26,636   $ 351,570
                                            ===============================================
ADVISER SHARES:
Shares sold                                      21    $       282           21   $     274
Shares issued from reinvested
  dividends                                       1             17            1          19
Shares redeemed                                 (10)          (138)          (3)        (46)
                                            -----------------------------------------------
Net increase from capital
  share transactions                             12    $       161           19   $     247
                                            ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

================================================================================

58  | USAA INCOME FUND

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010 for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the shares class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,194,000, which included a performance adjustment for the Fund Shares,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    Institutional Shares, and Adviser Shares of $(99,000), $16,000, and $(1,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.01)%, less than 0.01%, and (0.02)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,396,000, $599,000, and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $72,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to .90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date.

    For the six-month period ended January 31, 2013, the Adviser Shares incurred reimbursable expenses of $8,000.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides

================================================================================

60  | USAA INCOME FUND

================================================================================

    transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $2,482,000, $598,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

or control. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.3
USAA Target Retirement Income Fund                                       2.0
USAA Target Retirement 2020 Fund                                         2.4
USAA Target Retirement 2030 Fund                                         2.3
USAA Target Retirement 2040 Fund                                         0.9
USAA Target Retirement 2050 Fund                                         0.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 387,000 shares represents 86.0% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2013, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                     COST TO      NET REALIZED
SELLER                        PURCHASER             PURCHASER     GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Income Fund          USAA Short-Term
                            Bond Fund              $42,258,000    $2,269,000
USAA Real Return Fund     USAA Income Fund           1,186,000       173,000
USAA High Income Fund     USAA Income Fund           8,653,000       763,000

================================================================================

62  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                          YEAR ENDED JULY 31,
                            -----------------------------------------------------------------------------------
                                  2013           2012          2011          2010            2009          2008
                            -----------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    13.43     $    13.05    $    12.78    $    11.86      $    11.81    $    11.92
                            -----------------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income            .25            .49           .52           .59             .64           .63
  Net realized and
    unrealized gain (loss)         .05            .38           .27           .92             .05          (.11)
                            -----------------------------------------------------------------------------------
Total from investment
  operations                       .30            .87           .79          1.51             .69           .52
                            -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.24)          (.49)         (.52)         (.59)           (.64)         (.63)
  Realized capital gains          (.03)             -             -             -               -             -
                            -----------------------------------------------------------------------------------
Total distributions               (.27)          (.49)         (.52)         (.59)           (.64)         (.63)
                            -----------------------------------------------------------------------------------
Net asset value at end
  of period                 $    13.46     $    13.43    $    13.05    $    12.78      $    11.86    $    11.81
                            ===================================================================================
Total return (%)*                 2.26           6.85          6.34         13.00(b)         6.38          4.37
Net assets at end
  of period (000)           $2,713,335     $3,570,505    $3,144,378    $2,628,381      $2,080,994    $1,982,924
Ratios to average
  net assets:**
  Expenses (%)(a)                  .57(c)         .59           .61           .63(b)          .65           .63
  Net investment
    income (%)                    3.51(c)        3.75          4.09          4.80            5.76          5.19
Portfolio turnover (%)              13             19            19            12              17            16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $3,169,330,000.

(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED            YEAR ENDED JULY 31,           PERIOD ENDED
                                     JANUARY 31,    ----------------------------------       JULY 31,
                                        2013            2012        2011          2010        2009***
                                  --------------------------------------------------------------------
Net asset value at
  beginning of period             $    13.42        $  13.04    $  12.78      $  11.86       $  11.83
                                  -------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                  .24             .51         .56           .62            .67(a)
  Net realized and
    unrealized gain                      .07             .38         .25           .92            .04(a)
                                  -------------------------------------------------------------------
Total from investment
  operations                             .31             .89         .81          1.54            .71(a)
                                  -------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.25)           (.51)       (.55)         (.62)          (.68)
  Realized capital gains                (.03)              -           -             -              -
                                  -------------------------------------------------------------------
Total distributions                     (.28)           (.51)       (.55)         (.62)          (.68)
                                  -------------------------------------------------------------------
Net asset value at end
  of period                       $    13.45        $  13.42    $  13.04      $  12.78       $  11.86
                                  ===================================================================
Total return (%)*                       2.33            6.98        6.50         13.27           6.52
Net assets at end
  of period (000)                 $1,745,315        $685,149    $318,276      $190,659        $59,659
Ratios to average
  net assets:**
  Expenses (%)(c)                        .46(b)          .48         .38(d)        .38(d)         .38(b),(d)
  Net investment income (%)             3.61(b)         3.81        4.30          4.92           5.99(b)
Portfolio turnover (%)                    13              19          19            12             17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $1,187,544,000.

*** Institutional Shares were initiated on August 1, 2008.

(a) Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.40% of the Institutional Shares' average net assets.

================================================================================

64  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                   JANUARY 31,      JULY 31,     JULY 31,***
                                                       2013           2012           2011
                                                  ------------------------------------------
Net asset value at beginning of period               $13.41         $13.03         $12.77
                                                     ------------------------------------
Income from investment operations:
  Net investment income                                 .22            .46            .49(a)
  Net realized and unrealized gain                      .06            .38            .27(a)
                                                     ------------------------------------
Total from investment operations                        .28            .84            .76(a)
                                                     ------------------------------------
Less distributions from:
  Net investment income                                (.22)          (.46)          (.50)
  Realized capital gains                               (.03)             -              -
                                                     ------------------------------------
Total distributions                                    (.25)          (.46)          (.50)
                                                     ------------------------------------
Net asset value at end of period                     $13.44         $13.41         $13.03
                                                     ====================================
Total return (%)*                                      2.10           6.55           6.05
Net assets at end of period (000)                    $6,052         $5,880         $5,469
Ratios to average net assets:**
  Expenses (%)(c)                                       .90(b)         .90            .90(b)
  Expenses, excluding reimbursements (%)(c)            1.16(b)        1.12           1.62(b)
  Net investment income (%)                            3.18(b)        3.45           3.82(b)
Portfolio turnover (%)                                   13             19             19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended January 31, 2013, average net assets were $6,093,000.

*** Adviser Shares were initiated on August 1, 2010.

(a) Calculated using average shares.

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

66  | USAA INCOME FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                    BEGINNING           ENDING        DURING PERIOD*
                                  ACCOUNT VALUE     ACCOUNT VALUE    AUGUST 1, 2012 -
                                 AUGUST 1, 2012   JANUARY 31, 2013   JANUARY 31, 2013
                                ------------------------------------------------------
FUND SHARES
Actual                             $1,000.00          $1,022.60           $2.91

Hypothetical
  (5% return before expenses)       1,000.00           1,022.33            2.91

INSTITUTIONAL SHARES
Actual                              1,000.00           1,023.30            2.35

Hypothetical
  (5% return before expenses)       1,000.00           1,022.89            2.35

ADVISER SHARES
Actual                              1,000.00           1,021.00            4.58

Hypothetical
  (5% return before expenses)       1,000.00           1,020.67            4.58

* Expenses are equal to the annualized expense ratio of 0.57% for Fund Shares, 0.46% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.26% for Fund Shares, 2.33% for Institutional Shares, and 2.10% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

TRUSTEES                              Daniel S. McNamara
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                     USAA Asset Management Company
INVESTMENT ADVISER                    P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                       USAA Investment Management Company
DISTRIBUTOR                           P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "My Accounts" on
SELF-SERVICE 24/7                     usaa.com select "Investments,"
AT USAA.COM                           then "Mutual Funds"

OR CALL                               Under "Investments" view
(800) 531-USAA                        account balances, or click
        (8722)                        "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23424-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.